UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	03-31-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT

Core Plus Fund

Investor Class (ACCNX)	March 31, 2025

This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	0.55%

What were the key factors that affected the fund’s performance?
Core Plus Fund Investor Class returned 5.12% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where credit-sensitive securities were top contributors. Agency-backed securitized securities also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also was a key contributor. An out-of-index position in high-yield corporates and an underweight versus the index in nominal government securities were the primary performance drivers. An overweight in the securitized sector also lifted results.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	5.12%	0.42%	1.48%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$433,559,615
Management Fees (dollars paid during the reporting period)	$2,163,822
Portfolio Turnover Rate	132%
Total Number of Portfolio Holdings	607

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	32.4%
U.S. Government Agency Mortgage-Backed Securities	30.9%
Collateralized Mortgage Obligations	8.1%
Convertible Preferred Securities	6.3%
Collateralized Loan Obligations	4.4%
U.S. Treasury Securities	4.2%
Asset-Backed Securities	3.6%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.5%
Exchange-Traded Funds	1.9%
Municipal Securities	1.2%
Sovereign Governments and Agencies	0.8%
Short-Term Investments	3.9%
Other Assets and Liabilities	(2.7)%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932493

ANNUAL SHAREHOLDER REPORT

Core Plus Fund

I Class (ACCTX)	March 31, 2025

This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$46	0.45%

What were the key factors that affected the fund’s performance?
Core Plus Fund I Class returned 5.23% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where credit-sensitive securities were top contributors. Agency-backed securitized securities also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also was a key contributor. An out-of-index position in high-yield corporates and an underweight versus the index in nominal government securities were the primary performance drivers. An overweight in the securitized sector also lifted results.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	5.23%	0.52%	1.57%	4/10/17
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$433,559,615
Management Fees (dollars paid during the reporting period)	$2,163,822
Portfolio Turnover Rate	132%
Total Number of Portfolio Holdings	607

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	32.4%
U.S. Government Agency Mortgage-Backed Securities	30.9%
Collateralized Mortgage Obligations	8.1%
Convertible Preferred Securities	6.3%
Collateralized Loan Obligations	4.4%
U.S. Treasury Securities	4.2%
Asset-Backed Securities	3.6%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.5%
Exchange-Traded Funds	1.9%
Municipal Securities	1.2%
Sovereign Governments and Agencies	0.8%
Short-Term Investments	3.9%
Other Assets and Liabilities	(2.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J101

ANNUAL SHAREHOLDER REPORT

Core Plus Fund

A Class (ACCQX)	March 31, 2025

This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$82	0.80%

What were the key factors that affected the fund’s performance?
Core Plus Fund A Class returned 4.86% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where credit-sensitive securities were top contributors. Agency-backed securitized securities also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also was a key contributor. An out-of-index position in high-yield corporates and an underweight versus the index in nominal government securities were the primary performance drivers. An overweight in the securitized sector also lifted results.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.86%	0.17%	1.23%
A Class - with sales charge	0.14%	-0.75%	0.76%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$433,559,615
Management Fees (dollars paid during the reporting period)	$2,163,822
Portfolio Turnover Rate	132%
Total Number of Portfolio Holdings	607

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	32.4%
U.S. Government Agency Mortgage-Backed Securities	30.9%
Collateralized Mortgage Obligations	8.1%
Convertible Preferred Securities	6.3%
Collateralized Loan Obligations	4.4%
U.S. Treasury Securities	4.2%
Asset-Backed Securities	3.6%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.5%
Exchange-Traded Funds	1.9%
Municipal Securities	1.2%
Sovereign Governments and Agencies	0.8%
Short-Term Investments	3.9%
Other Assets and Liabilities	(2.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932543

ANNUAL SHAREHOLDER REPORT

Core Plus Fund

C Class (ACCKX)	March 31, 2025

This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$158	1.55%

What were the key factors that affected the fund’s performance?
Core Plus Fund C Class returned 4.08% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where credit-sensitive securities were top contributors. Agency-backed securitized securities also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also was a key contributor. An out-of-index position in high-yield corporates and an underweight versus the index in nominal government securities were the primary performance drivers. An overweight in the securitized sector also lifted results.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	4.08%	-0.56%	0.48%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$433,559,615
Management Fees (dollars paid during the reporting period)	$2,163,822
Portfolio Turnover Rate	132%
Total Number of Portfolio Holdings	607

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	32.4%
U.S. Government Agency Mortgage-Backed Securities	30.9%
Collateralized Mortgage Obligations	8.1%
Convertible Preferred Securities	6.3%
Collateralized Loan Obligations	4.4%
U.S. Treasury Securities	4.2%
Asset-Backed Securities	3.6%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.5%
Exchange-Traded Funds	1.9%
Municipal Securities	1.2%
Sovereign Governments and Agencies	0.8%
Short-Term Investments	3.9%
Other Assets and Liabilities	(2.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932527

ANNUAL SHAREHOLDER REPORT

Core Plus Fund

R Class (ACCPX)	March 31, 2025

This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$107	1.05%

What were the key factors that affected the fund’s performance?
Core Plus Fund R Class returned 4.72% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where credit-sensitive securities were top contributors. Agency-backed securitized securities also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also was a key contributor. An out-of-index position in high-yield corporates and an underweight versus the index in nominal government securities were the primary performance drivers. An overweight in the securitized sector also lifted results.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	4.72%	-0.06%	1.00%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$433,559,615
Management Fees (dollars paid during the reporting period)	$2,163,822
Portfolio Turnover Rate	132%
Total Number of Portfolio Holdings	607

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	32.4%
U.S. Government Agency Mortgage-Backed Securities	30.9%
Collateralized Mortgage Obligations	8.1%
Convertible Preferred Securities	6.3%
Collateralized Loan Obligations	4.4%
U.S. Treasury Securities	4.2%
Asset-Backed Securities	3.6%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.5%
Exchange-Traded Funds	1.9%
Municipal Securities	1.2%
Sovereign Governments and Agencies	0.8%
Short-Term Investments	3.9%
Other Assets and Liabilities	(2.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932519

ANNUAL SHAREHOLDER REPORT

Core Plus Fund

R5 Class (ACCUX)	March 31, 2025

This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$36	0.35%

What were the key factors that affected the fund’s performance?
Core Plus Fund R5 Class returned 5.33% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where credit-sensitive securities were top contributors. Agency-backed securitized securities also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also was a key contributor. An out-of-index position in high-yield corporates and an underweight versus the index in nominal government securities were the primary performance drivers. An overweight in the securitized sector also lifted results.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	5.33%	0.64%	1.69%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$433,559,615
Management Fees (dollars paid during the reporting period)	$2,163,822
Portfolio Turnover Rate	132%
Total Number of Portfolio Holdings	607

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	32.4%
U.S. Government Agency Mortgage-Backed Securities	30.9%
Collateralized Mortgage Obligations	8.1%
Convertible Preferred Securities	6.3%
Collateralized Loan Obligations	4.4%
U.S. Treasury Securities	4.2%
Asset-Backed Securities	3.6%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.5%
Exchange-Traded Funds	1.9%
Municipal Securities	1.2%
Sovereign Governments and Agencies	0.8%
Short-Term Investments	3.9%
Other Assets and Liabilities	(2.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932485

ANNUAL SHAREHOLDER REPORT

Core Plus Fund

G Class (ACCYX)	March 31, 2025

This annual shareholder report contains important information about Core Plus Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

What were the key factors that affected the fund’s performance?
Core Plus Fund G Class returned 5.83% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where credit-sensitive securities were top contributors. Agency-backed securitized securities also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also was a key contributor. An out-of-index position in high-yield corporates and an underweight versus the index in nominal government securities were the primary performance drivers. An overweight in the securitized sector also lifted results.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.

Cumulative Performance (based on an initial $10,000 investment)
November 4, 2020 through March 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	5.83%	-0.47%	11/4/20
Bloomberg U.S. Aggregate Bond	4.88%	-1.26%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$433,559,615
Management Fees (dollars paid during the reporting period)	$2,163,822
Portfolio Turnover Rate	132%
Total Number of Portfolio Holdings	607

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	32.4%
U.S. Government Agency Mortgage-Backed Securities	30.9%
Collateralized Mortgage Obligations	8.1%
Convertible Preferred Securities	6.3%
Collateralized Loan Obligations	4.4%
U.S. Treasury Securities	4.2%
Asset-Backed Securities	3.6%
Preferred Securities	2.5%
Commercial Mortgage-Backed Securities	2.5%
Exchange-Traded Funds	1.9%
Municipal Securities	1.2%
Sovereign Governments and Agencies	0.8%
Short-Term Investments	3.9%
Other Assets and Liabilities	(2.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932113

ANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

Investor Class (ADFIX)	March 31, 2025

This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	0.60%

What were the key factors that affected the fund’s performance?
Diversified Bond Fund Investor Class returned 4.66% for the reporting period ended March 31, 2025.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where asset-backed securities were top contributors. All other securitized subsectors represented in the portfolio also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also boosted performance. An underweight versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors. An overweight position in investment-grade credit modestly detracted.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	4.66%	-0.20%	1.19%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,393,866,708
Management Fees (dollars paid during the reporting period)	$7,614,535
Portfolio Turnover Rate	154%
Total Number of Portfolio Holdings	588

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.5%
Corporate Bonds	23.2%
U.S. Treasury Securities	12.6%
Collateralized Mortgage Obligations	9.9%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	4.8%
Convertible Preferred Securities	2.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.2%
Exchange-Traded Funds	1.5%
Municipal Securities	1.0%
U.S. Government Agency Securities	0.9%
Sovereign Governments and Agencies	0.5%
Short-Term Investments	1.9%
Other Assets and Liabilities	(4.5)%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932402

ANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

I Class (ACBPX)	March 31, 2025

This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.40%

What were the key factors that affected the fund’s performance?
Diversified Bond Fund I Class returned 4.98% for the reporting period ended March 31, 2025.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where asset-backed securities were top contributors. All other securitized subsectors represented in the portfolio also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also boosted performance. An underweight versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors. An overweight position in investment-grade credit modestly detracted.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	4.98%	0.00%	1.41%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,393,866,708
Management Fees (dollars paid during the reporting period)	$7,614,535
Portfolio Turnover Rate	154%
Total Number of Portfolio Holdings	588

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.5%
Corporate Bonds	23.2%
U.S. Treasury Securities	12.6%
Collateralized Mortgage Obligations	9.9%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	4.8%
Convertible Preferred Securities	2.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.2%
Exchange-Traded Funds	1.5%
Municipal Securities	1.0%
U.S. Government Agency Securities	0.9%
Sovereign Governments and Agencies	0.5%
Short-Term Investments	1.9%
Other Assets and Liabilities	(4.5)%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932600

ANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

Y Class (ADVYX)	March 31, 2025

This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$38	0.37%

What were the key factors that affected the fund’s performance?
Diversified Bond Fund Y Class returned 4.90% for the reporting period ended March 31, 2025.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where asset-backed securities were top contributors. All other securitized subsectors represented in the portfolio also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also boosted performance. An underweight versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors. An overweight position in investment-grade credit modestly detracted.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	4.90%	0.03%	1.46%	4/10/17
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,393,866,708
Management Fees (dollars paid during the reporting period)	$7,614,535
Portfolio Turnover Rate	154%
Total Number of Portfolio Holdings	588

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.5%
Corporate Bonds	23.2%
U.S. Treasury Securities	12.6%
Collateralized Mortgage Obligations	9.9%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	4.8%
Convertible Preferred Securities	2.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.2%
Exchange-Traded Funds	1.5%
Municipal Securities	1.0%
U.S. Government Agency Securities	0.9%
Sovereign Governments and Agencies	0.5%
Short-Term Investments	1.9%
Other Assets and Liabilities	(4.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J309

ANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

A Class (ADFAX)	March 31, 2025

This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$87	0.85%

What were the key factors that affected the fund’s performance?
Diversified Bond Fund A Class returned 4.40% for the reporting period ended March 31, 2025.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where asset-backed securities were top contributors. All other securitized subsectors represented in the portfolio also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also boosted performance. An underweight versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors. An overweight position in investment-grade credit modestly detracted.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.40%	-0.45%	0.94%
A Class - with sales charge	-0.30%	-1.36%	0.47%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,393,866,708
Management Fees (dollars paid during the reporting period)	$7,614,535
Portfolio Turnover Rate	154%
Total Number of Portfolio Holdings	588

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.5%
Corporate Bonds	23.2%
U.S. Treasury Securities	12.6%
Collateralized Mortgage Obligations	9.9%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	4.8%
Convertible Preferred Securities	2.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.2%
Exchange-Traded Funds	1.5%
Municipal Securities	1.0%
U.S. Government Agency Securities	0.9%
Sovereign Governments and Agencies	0.5%
Short-Term Investments	1.9%
Other Assets and Liabilities	(4.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932501

ANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

C Class (CDBCX)	March 31, 2025

This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$163	1.60%

What were the key factors that affected the fund’s performance?
Diversified Bond Fund C Class returned 3.73% for the reporting period ended March 31, 2025.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where asset-backed securities were top contributors. All other securitized subsectors represented in the portfolio also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also boosted performance. An underweight versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors. An overweight position in investment-grade credit modestly detracted.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	3.73%	-1.17%	0.20%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,393,866,708
Management Fees (dollars paid during the reporting period)	$7,614,535
Portfolio Turnover Rate	154%
Total Number of Portfolio Holdings	588

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.5%
Corporate Bonds	23.2%
U.S. Treasury Securities	12.6%
Collateralized Mortgage Obligations	9.9%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	4.8%
Convertible Preferred Securities	2.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.2%
Exchange-Traded Funds	1.5%
Municipal Securities	1.0%
U.S. Government Agency Securities	0.9%
Sovereign Governments and Agencies	0.5%
Short-Term Investments	1.9%
Other Assets and Liabilities	(4.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932824

ANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

R Class (ADVRX)	March 31, 2025

This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$112	1.10%

What were the key factors that affected the fund’s performance?
Diversified Bond Fund R Class returned 4.14% for the reporting period ended March 31, 2025.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where asset-backed securities were top contributors. All other securitized subsectors represented in the portfolio also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also boosted performance. An underweight versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors. An overweight position in investment-grade credit modestly detracted.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	4.14%	-0.70%	0.69%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,393,866,708
Management Fees (dollars paid during the reporting period)	$7,614,535
Portfolio Turnover Rate	154%
Total Number of Portfolio Holdings	588

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.5%
Corporate Bonds	23.2%
U.S. Treasury Securities	12.6%
Collateralized Mortgage Obligations	9.9%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	4.8%
Convertible Preferred Securities	2.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.2%
Exchange-Traded Funds	1.5%
Municipal Securities	1.0%
U.S. Government Agency Securities	0.9%
Sovereign Governments and Agencies	0.5%
Short-Term Investments	1.9%
Other Assets and Liabilities	(4.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932717

ANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

R5 Class (ADRVX)	March 31, 2025

This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$41	0.40%

What were the key factors that affected the fund’s performance?
Diversified Bond Fund R5 Class returned 4.86% for the reporting period ended March 31, 2025.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where asset-backed securities were top contributors. All other securitized subsectors represented in the portfolio also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also boosted performance. An underweight versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors. An overweight position in investment-grade credit modestly detracted.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	4.86%	0.01%	1.43%	4/10/17
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,393,866,708
Management Fees (dollars paid during the reporting period)	$7,614,535
Portfolio Turnover Rate	154%
Total Number of Portfolio Holdings	588

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.5%
Corporate Bonds	23.2%
U.S. Treasury Securities	12.6%
Collateralized Mortgage Obligations	9.9%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	4.8%
Convertible Preferred Securities	2.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.2%
Exchange-Traded Funds	1.5%
Municipal Securities	1.0%
U.S. Government Agency Securities	0.9%
Sovereign Governments and Agencies	0.5%
Short-Term Investments	1.9%
Other Assets and Liabilities	(4.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J200

ANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

R6 Class (ADDVX)	March 31, 2025

This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$36	0.35%

What were the key factors that affected the fund’s performance?
Diversified Bond Fund R6 Class returned 4.92% for the reporting period ended March 31, 2025.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where asset-backed securities were top contributors. All other securitized subsectors represented in the portfolio also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also boosted performance. An underweight versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors. An overweight position in investment-grade credit modestly detracted.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	4.92%	0.05%	1.46%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,393,866,708
Management Fees (dollars paid during the reporting period)	$7,614,535
Portfolio Turnover Rate	154%
Total Number of Portfolio Holdings	588

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.5%
Corporate Bonds	23.2%
U.S. Treasury Securities	12.6%
Collateralized Mortgage Obligations	9.9%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	4.8%
Convertible Preferred Securities	2.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.2%
Exchange-Traded Funds	1.5%
Municipal Securities	1.0%
U.S. Government Agency Securities	0.9%
Sovereign Governments and Agencies	0.5%
Short-Term Investments	1.9%
Other Assets and Liabilities	(4.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932410

ANNUAL SHAREHOLDER REPORT

Diversified Bond Fund

G Class (ACDOX)	March 31, 2025

This annual shareholder report contains important information about Diversified Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

What were the key factors that affected the fund’s performance?
Diversified Bond Fund G Class returned 5.27% for the reporting period ended March 31, 2025.
The fund seeks a high level of income primarily from a mix of high-quality U.S. bonds. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our security selection and sector allocation decisions aided results, while yield curve effects detracted.
•	Overall, duration was a modest detractor, largely due to rising rates early in the period and again in late 2024. We began reducing duration in late 2024, reaching a neutral stance in early 2025. Amid rate volatility throughout the period, carry and yield curve roll-down effects also weighed on results.
•	Security selection was the main driver of portfolio performance, particularly in the securitized sector, where asset-backed securities were top contributors. All other securitized subsectors represented in the portfolio also contributed. Selection among investment-grade corporates also aided results.
•	Sector allocation also boosted performance. An underweight versus the index in nominal government securities, an overweight in the securitized sector and an out-of-index position in high-yield corporates were key contributors. An overweight position in investment-grade credit modestly detracted.

Cumulative Performance (based on an initial $10,000 investment)
May 19, 2022 through March 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	5.27%	2.03%	5/19/22
Bloomberg U.S. Aggregate Bond	4.88%	1.90%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,393,866,708
Management Fees (dollars paid during the reporting period)	$7,614,535
Portfolio Turnover Rate	154%
Total Number of Portfolio Holdings	588

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	35.5%
Corporate Bonds	23.2%
U.S. Treasury Securities	12.6%
Collateralized Mortgage Obligations	9.9%
Collateralized Loan Obligations	5.3%
Asset-Backed Securities	4.8%
Convertible Preferred Securities	2.7%
Commercial Mortgage-Backed Securities	2.5%
Preferred Securities	2.2%
Exchange-Traded Funds	1.5%
Municipal Securities	1.0%
U.S. Government Agency Securities	0.9%
Sovereign Governments and Agencies	0.5%
Short-Term Investments	1.9%
Other Assets and Liabilities	(4.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J788

ANNUAL SHAREHOLDER REPORT

High Income Fund

Investor Class (AHIVX)	March 31, 2025

This annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$81	0.78%

What were the key factors that affected the fund’s performance?
High Income Fund Investor Class returned 6.76% for the reporting period ended March 31, 2025.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the funds performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Even though the Federal Reserve started its cutting cycle, economic outlooks continued to feed into pessimism regarding the threat of inflation. Gross domestic product growth, consumer spending and employment data showed an economy that continued to perform well. Meanwhile, uncertainty surrounding President Donald Trump's policies, particularly tariffs, seemed to point to the potential for inflation reigniting.
•	Positioning in the packaging sector was a key performance detractor, largely due to an overweight versus the index in Ardagh Finance bonds. These bonds are extremely subordinated within Ardagh's corporate structure. The exclusion of these securities from negotiations to restructure the company’s debt led to lower prices for the bonds.
•	Our credit selections among higher-quality credits contributed to performance. Postelection adjustments to the portfolio included reduced exposure to energy production and tariff-influenced sectors, such as automotive parts.
•	Key sector contributors included electric generation, software services and pharmaceuticals. Across sectors, we focused on new issues that, in our view, offered a yield premium, superior call protection and liqudity.

Cumulative Performance (based on an initial $10,000 investment)
October 2, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	6.76%	7.38%	4.41%	10/2/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.33%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	7.60%	7.20%	4.39%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,911,446,323
Management Fees (dollars paid during the reporting period)	$7,490,071
Portfolio Turnover Rate	35%
Total Number of Portfolio Holdings	1,345

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.0%
Bank Loan Obligations	1.6%
Preferred Securities	0.7%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.6%
Other Assets and Liabilities	1.5%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932170

ANNUAL SHAREHOLDER REPORT

High Income Fund

I Class (AHIIX)	March 31, 2025

This annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$70	0.68%

What were the key factors that affected the fund’s performance?
High Income Fund I Class returned 6.86% for the reporting period ended March 31, 2025.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the funds performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Even though the Federal Reserve started its cutting cycle, economic outlooks continued to feed into pessimism regarding the threat of inflation. Gross domestic product growth, consumer spending and employment data showed an economy that continued to perform well. Meanwhile, uncertainty surrounding President Donald Trump's policies, particularly tariffs, seemed to point to the potential for inflation reigniting.
•	Positioning in the packaging sector was a key performance detractor, largely due to an overweight versus the index in Ardagh Finance bonds. These bonds are extremely subordinated within Ardagh's corporate structure. The exclusion of these securities from negotiations to restructure the company’s debt led to lower prices for the bonds.
•	Our credit selections among higher-quality credits contributed to performance. Postelection adjustments to the portfolio included reduced exposure to energy production and tariff-influenced sectors, such as automotive parts.
•	Key sector contributors included electric generation, software services and pharmaceuticals. Across sectors, we focused on new issues that, in our view, offered a yield premium, superior call protection and liqudity.

Cumulative Performance (based on an initial $10,000 investment)
October 2, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	6.86%	7.49%	4.51%	10/2/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.33%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	7.60%	7.20%	4.39%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,911,446,323
Management Fees (dollars paid during the reporting period)	$7,490,071
Portfolio Turnover Rate	35%
Total Number of Portfolio Holdings	1,345

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.0%
Bank Loan Obligations	1.6%
Preferred Securities	0.7%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.6%
Other Assets and Liabilities	1.5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932162

ANNUAL SHAREHOLDER REPORT

High Income Fund

Y Class (NPHIX)	March 31, 2025

This annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$60	0.58%

What were the key factors that affected the fund’s performance?
High Income Fund Y Class returned 6.97% for the reporting period ended March 31, 2025.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the funds performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Even though the Federal Reserve started its cutting cycle, economic outlooks continued to feed into pessimism regarding the threat of inflation. Gross domestic product growth, consumer spending and employment data showed an economy that continued to perform well. Meanwhile, uncertainty surrounding President Donald Trump's policies, particularly tariffs, seemed to point to the potential for inflation reigniting.
•	Positioning in the packaging sector was a key performance detractor, largely due to an overweight versus the index in Ardagh Finance bonds. These bonds are extremely subordinated within Ardagh's corporate structure. The exclusion of these securities from negotiations to restructure the company’s debt led to lower prices for the bonds.
•	Our credit selections among higher-quality credits contributed to performance. Postelection adjustments to the portfolio included reduced exposure to energy production and tariff-influenced sectors, such as automotive parts.
•	Key sector contributors included electric generation, software services and pharmaceuticals. Across sectors, we focused on new issues that, in our view, offered a yield premium, superior call protection and liqudity.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Y Class	6.97%	7.59%	4.93%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	7.60%	7.20%	4.91%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The class performance shown for periods prior to October 2, 2017 represents the performance of Class I shares of the Nomura High Yield Fund, a series of The Advisors’ Inner Circle Fund III. The Nomura High Yield Fund returns in the performance table and graph have not been adjusted to reflect the expenses of the class.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,911,446,323
Management Fees (dollars paid during the reporting period)	$7,490,071
Portfolio Turnover Rate	35%
Total Number of Portfolio Holdings	1,345

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.0%
Bank Loan Obligations	1.6%
Preferred Securities	0.7%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.6%
Other Assets and Liabilities	1.5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932154

ANNUAL SHAREHOLDER REPORT

High Income Fund

A Class (AHIAX)	March 31, 2025

This annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$106	1.03%

What were the key factors that affected the fund’s performance?
High Income Fund A Class returned 6.49% for the reporting period ended March 31, 2025.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the funds performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Even though the Federal Reserve started its cutting cycle, economic outlooks continued to feed into pessimism regarding the threat of inflation. Gross domestic product growth, consumer spending and employment data showed an economy that continued to perform well. Meanwhile, uncertainty surrounding President Donald Trump's policies, particularly tariffs, seemed to point to the potential for inflation reigniting.
•	Positioning in the packaging sector was a key performance detractor, largely due to an overweight versus the index in Ardagh Finance bonds. These bonds are extremely subordinated within Ardagh's corporate structure. The exclusion of these securities from negotiations to restructure the company’s debt led to lower prices for the bonds.
•	Our credit selections among higher-quality credits contributed to performance. Postelection adjustments to the portfolio included reduced exposure to energy production and tariff-influenced sectors, such as automotive parts.
•	Key sector contributors included electric generation, software services and pharmaceuticals. Across sectors, we focused on new issues that, in our view, offered a yield premium, superior call protection and liqudity.

Cumulative Performance (based on an initial $10,000 investment)
October 2, 2017 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	6.49%	7.11%	4.15%	10/2/17
A Class - with sales charge	1.70%	6.13%	3.51%	10/2/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.33%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	7.60%	7.20%	4.39%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,911,446,323
Management Fees (dollars paid during the reporting period)	$7,490,071
Portfolio Turnover Rate	35%
Total Number of Portfolio Holdings	1,345

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.0%
Bank Loan Obligations	1.6%
Preferred Securities	0.7%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.6%
Other Assets and Liabilities	1.5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932147

ANNUAL SHAREHOLDER REPORT

High Income Fund

R5 Class (AHIEX)	March 31, 2025

This annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$60	0.58%

What were the key factors that affected the fund’s performance?
High Income Fund R5 Class returned 6.97% for the reporting period ended March 31, 2025.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the funds performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Even though the Federal Reserve started its cutting cycle, economic outlooks continued to feed into pessimism regarding the threat of inflation. Gross domestic product growth, consumer spending and employment data showed an economy that continued to perform well. Meanwhile, uncertainty surrounding President Donald Trump's policies, particularly tariffs, seemed to point to the potential for inflation reigniting.
•	Positioning in the packaging sector was a key performance detractor, largely due to an overweight versus the index in Ardagh Finance bonds. These bonds are extremely subordinated within Ardagh's corporate structure. The exclusion of these securities from negotiations to restructure the company’s debt led to lower prices for the bonds.
•	Our credit selections among higher-quality credits contributed to performance. Postelection adjustments to the portfolio included reduced exposure to energy production and tariff-influenced sectors, such as automotive parts.
•	Key sector contributors included electric generation, software services and pharmaceuticals. Across sectors, we focused on new issues that, in our view, offered a yield premium, superior call protection and liqudity.

Cumulative Performance (based on an initial $10,000 investment)
October 2, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	6.97%	7.59%	4.62%	10/2/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.33%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	7.60%	7.20%	4.39%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,911,446,323
Management Fees (dollars paid during the reporting period)	$7,490,071
Portfolio Turnover Rate	35%
Total Number of Portfolio Holdings	1,345

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.0%
Bank Loan Obligations	1.6%
Preferred Securities	0.7%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.6%
Other Assets and Liabilities	1.5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932139

ANNUAL SHAREHOLDER REPORT

High Income Fund

R6 Class (AHIDX)	March 31, 2025

This annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$55	0.53%

What were the key factors that affected the fund’s performance?
High Income Fund R6 Class returned 7.15% for the reporting period ended March 31, 2025.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the funds performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Even though the Federal Reserve started its cutting cycle, economic outlooks continued to feed into pessimism regarding the threat of inflation. Gross domestic product growth, consumer spending and employment data showed an economy that continued to perform well. Meanwhile, uncertainty surrounding President Donald Trump's policies, particularly tariffs, seemed to point to the potential for inflation reigniting.
•	Positioning in the packaging sector was a key performance detractor, largely due to an overweight versus the index in Ardagh Finance bonds. These bonds are extremely subordinated within Ardagh's corporate structure. The exclusion of these securities from negotiations to restructure the company’s debt led to lower prices for the bonds.
•	Our credit selections among higher-quality credits contributed to performance. Postelection adjustments to the portfolio included reduced exposure to energy production and tariff-influenced sectors, such as automotive parts.
•	Key sector contributors included electric generation, software services and pharmaceuticals. Across sectors, we focused on new issues that, in our view, offered a yield premium, superior call protection and liqudity.

Cumulative Performance (based on an initial $10,000 investment)
October 2, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	7.15%	7.65%	4.67%	10/2/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.33%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	7.60%	7.20%	4.39%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,911,446,323
Management Fees (dollars paid during the reporting period)	$7,490,071
Portfolio Turnover Rate	35%
Total Number of Portfolio Holdings	1,345

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.0%
Bank Loan Obligations	1.6%
Preferred Securities	0.7%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.6%
Other Assets and Liabilities	1.5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932121

ANNUAL SHAREHOLDER REPORT

High Income Fund

G Class (ACHFX)	March 31, 2025

This annual shareholder report contains important information about High Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
High Income Fund G Class returned 7.58% for the reporting period ended March 31, 2025.
The fund seeks current yield and capital growth primarily from high-yield corporate bonds. The commentary below refers to the funds performance compared to the ICE BofA U.S. High Yield Constrained Index (Unhedged).
•	Even though the Federal Reserve started its cutting cycle, economic outlooks continued to feed into pessimism regarding the threat of inflation. Gross domestic product growth, consumer spending and employment data showed an economy that continued to perform well. Meanwhile, uncertainty surrounding President Donald Trump's policies, particularly tariffs, seemed to point to the potential for inflation reigniting.
•	Positioning in the packaging sector was a key performance detractor, largely due to an overweight versus the index in Ardagh Finance bonds. These bonds are extremely subordinated within Ardagh's corporate structure. The exclusion of these securities from negotiations to restructure the company’s debt led to lower prices for the bonds.
•	Our credit selections among higher-quality credits contributed to performance. Postelection adjustments to the portfolio included reduced exposure to energy production and tariff-influenced sectors, such as automotive parts.
•	Key sector contributors included electric generation, software services and pharmaceuticals. Across sectors, we focused on new issues that, in our view, offered a yield premium, superior call protection and liqudity.

Cumulative Performance (based on an initial $10,000 investment)
May 19, 2022 through March 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	7.58%	8.19%	5/19/22
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	1.90%	—
Performance Index
ICE BofA U.S. High Yield Constrained (Unhedged)	7.60%	7.67%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,911,446,323
Management Fees (dollars paid during the reporting period)	$7,490,071
Portfolio Turnover Rate	35%
Total Number of Portfolio Holdings	1,345

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.0%
Bank Loan Obligations	1.6%
Preferred Securities	0.7%
Common Stocks	0.5%
Convertible Preferred Securities	0.1%
Convertible Bonds	0.0%
Escrow Interests	0.0%
Warrants	0.0%
Short-Term Investments	0.6%
Other Assets and Liabilities	1.5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J770

ANNUAL SHAREHOLDER REPORT

High-Yield Fund

Investor Class (ABHIX)	March 31, 2025

This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$79	0.77%

What were the key factors that affected the fund’s performance?
High-Yield Fund Investor Class returned 6.39% for the reporting period ended March 31, 2025.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. High-yield securities generally outperformed investment-grade bonds. Against this backdrop, security selection had the largest effect on relative results.
•	Security selection results in the pharmaceuticals, wireless and automotive sectors were the main detractors for the period. Positive security selection in the energy sector and in the emerging markets allocation helped offset some of these effects.
•	Sector allocation aided relative performance. Energy sector positioning was positive, largely due to underweights versus the index in midstream producers and oil field services companies. An overweight to banks and an underweight to electric utilities also helped.
•	A position in cash equivalents also lifted relative performance. We exited select securities as they reached our valuation targets, holding the proceeds in cash in anticipation of spread widening and improving repurchase opportunities.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	6.39%	5.16%	3.51%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
ICE BofA US High Yield Constrained (Unhedged)	7.60%	7.20%	4.91%
Bloomberg U.S. High Yield 2% Issuer Capped Bond	7.69%	7.28%	5.01%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The investment advisor selected a different index for comparison purposes effective June 24, 2025. The advisor believes the ICE BofA US High Yield Constrained Index (Unhedged) is more reflective of the fund's strategy as compared to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$86,370,445
Management Fees (dollars paid during the reporting period)	$702,945
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	210

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	82.5%
Exchange-Traded Funds	6.2%
Convertible Preferred Securities	4.1%
Bank Loan Obligations	1.6%
Preferred Securities	1.2%
Short-Term Investments	12.9%
Other Assets and Liabilities	(8.5)%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932808

ANNUAL SHAREHOLDER REPORT

High-Yield Fund

I Class (AHYHX)	March 31, 2025

This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$69	0.67%

What were the key factors that affected the fund’s performance?
High-Yield Fund I Class returned 6.49% for the reporting period ended March 31, 2025.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. High-yield securities generally outperformed investment-grade bonds. Against this backdrop, security selection had the largest effect on relative results.
•	Security selection results in the pharmaceuticals, wireless and automotive sectors were the main detractors for the period. Positive security selection in the energy sector and in the emerging markets allocation helped offset some of these effects.
•	Sector allocation aided relative performance. Energy sector positioning was positive, largely due to underweights versus the index in midstream producers and oil field services companies. An overweight to banks and an underweight to electric utilities also helped.
•	A position in cash equivalents also lifted relative performance. We exited select securities as they reached our valuation targets, holding the proceeds in cash in anticipation of spread widening and improving repurchase opportunities.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	6.49%	5.31%	3.54%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
ICE BofA US High Yield Constrained (Unhedged)	7.60%	7.20%	4.62%	—
Bloomberg U.S. High Yield 2% Issuer Capped Bond	7.69%	7.28%	4.75%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The investment advisor selected a different index for comparison purposes effective June 24, 2025. The advisor believes the ICE BofA US High Yield Constrained Index (Unhedged) is more reflective of the fund's strategy as compared to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$86,370,445
Management Fees (dollars paid during the reporting period)	$702,945
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	210

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	82.5%
Exchange-Traded Funds	6.2%
Convertible Preferred Securities	4.1%
Bank Loan Obligations	1.6%
Preferred Securities	1.2%
Short-Term Investments	12.9%
Other Assets and Liabilities	(8.5)%

Fund Changes
Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J507

ANNUAL SHAREHOLDER REPORT

High-Yield Fund

Y Class (AHYLX)	March 31, 2025

This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$59	0.57%

What were the key factors that affected the fund’s performance?
High-Yield Fund Y Class returned 6.60% for the reporting period ended March 31, 2025.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. High-yield securities generally outperformed investment-grade bonds. Against this backdrop, security selection had the largest effect on relative results.
•	Security selection results in the pharmaceuticals, wireless and automotive sectors were the main detractors for the period. Positive security selection in the energy sector and in the emerging markets allocation helped offset some of these effects.
•	Sector allocation aided relative performance. Energy sector positioning was positive, largely due to underweights versus the index in midstream producers and oil field services companies. An overweight to banks and an underweight to electric utilities also helped.
•	A position in cash equivalents also lifted relative performance. We exited select securities as they reached our valuation targets, holding the proceeds in cash in anticipation of spread widening and improving repurchase opportunities.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	6.60%	5.41%	3.61%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
ICE BofA US High Yield Constrained (Unhedged)	7.60%	7.20%	4.62%	—
Bloomberg U.S. High Yield 2% Issuer Capped Bond	7.69%	7.28%	4.75%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The investment advisor selected a different index for comparison purposes effective June 24, 2025. The advisor believes the ICE BofA US High Yield Constrained Index (Unhedged) is more reflective of the fund's strategy as compared to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$86,370,445
Management Fees (dollars paid during the reporting period)	$702,945
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	210

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	82.5%
Exchange-Traded Funds	6.2%
Convertible Preferred Securities	4.1%
Bank Loan Obligations	1.6%
Preferred Securities	1.2%
Short-Term Investments	12.9%
Other Assets and Liabilities	(8.5)%

Fund Changes
Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J606

ANNUAL SHAREHOLDER REPORT

High-Yield Fund

A Class (AHYVX)	March 31, 2025

This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$105	1.02%

What were the key factors that affected the fund’s performance?
High-Yield Fund A Class returned 5.92% for the reporting period ended March 31, 2025.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. High-yield securities generally outperformed investment-grade bonds. Against this backdrop, security selection had the largest effect on relative results.
•	Security selection results in the pharmaceuticals, wireless and automotive sectors were the main detractors for the period. Positive security selection in the energy sector and in the emerging markets allocation helped offset some of these effects.
•	Sector allocation aided relative performance. Energy sector positioning was positive, largely due to underweights versus the index in midstream producers and oil field services companies. An overweight to banks and an underweight to electric utilities also helped.
•	A position in cash equivalents also lifted relative performance. We exited select securities as they reached our valuation targets, holding the proceeds in cash in anticipation of spread widening and improving repurchase opportunities.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	5.92%	4.90%	3.26%
A Class - with sales charge	1.15%	3.94%	2.78%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
ICE BofA US High Yield Constrained (Unhedged)	7.60%	7.20%	4.91%
Bloomberg U.S. High Yield 2% Issuer Capped Bond	7.69%	7.28%	5.01%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.
The investment advisor selected a different index for comparison purposes effective June 24, 2025. The advisor believes the ICE BofA US High Yield Constrained Index (Unhedged) is more reflective of the fund's strategy as compared to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$86,370,445
Management Fees (dollars paid during the reporting period)	$702,945
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	210

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	82.5%
Exchange-Traded Funds	6.2%
Convertible Preferred Securities	4.1%
Bank Loan Obligations	1.6%
Preferred Securities	1.2%
Short-Term Investments	12.9%
Other Assets and Liabilities	(8.5)%

Fund Changes
Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932881

ANNUAL SHAREHOLDER REPORT

High-Yield Fund

C Class (AHDCX)	March 31, 2025

This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$182	1.77%

What were the key factors that affected the fund’s performance?
High-Yield Fund C Class returned 5.34% for the reporting period ended March 31, 2025.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. High-yield securities generally outperformed investment-grade bonds. Against this backdrop, security selection had the largest effect on relative results.
•	Security selection results in the pharmaceuticals, wireless and automotive sectors were the main detractors for the period. Positive security selection in the energy sector and in the emerging markets allocation helped offset some of these effects.
•	Sector allocation aided relative performance. Energy sector positioning was positive, largely due to underweights versus the index in midstream producers and oil field services companies. An overweight to banks and an underweight to electric utilities also helped.
•	A position in cash equivalents also lifted relative performance. We exited select securities as they reached our valuation targets, holding the proceeds in cash in anticipation of spread widening and improving repurchase opportunities.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	5.34%	4.12%	2.49%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
ICE BofA US High Yield Constrained (Unhedged)	7.60%	7.20%	4.91%
Bloomberg U.S. High Yield 2% Issuer Capped Bond	7.69%	7.28%	5.01%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.
The investment advisor selected a different index for comparison purposes effective June 24, 2025. The advisor believes the ICE BofA US High Yield Constrained Index (Unhedged) is more reflective of the fund's strategy as compared to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$86,370,445
Management Fees (dollars paid during the reporting period)	$702,945
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	210

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	82.5%
Exchange-Traded Funds	6.2%
Convertible Preferred Securities	4.1%
Bank Loan Obligations	1.6%
Preferred Securities	1.2%
Short-Term Investments	12.9%
Other Assets and Liabilities	(8.5)%

Fund Changes
Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932873

ANNUAL SHAREHOLDER REPORT

High-Yield Fund

R Class (AHYRX)	March 31, 2025

This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$131	1.27%

What were the key factors that affected the fund’s performance?
High-Yield Fund R Class returned 5.65% for the reporting period ended March 31, 2025.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. High-yield securities generally outperformed investment-grade bonds. Against this backdrop, security selection had the largest effect on relative results.
•	Security selection results in the pharmaceuticals, wireless and automotive sectors were the main detractors for the period. Positive security selection in the energy sector and in the emerging markets allocation helped offset some of these effects.
•	Sector allocation aided relative performance. Energy sector positioning was positive, largely due to underweights versus the index in midstream producers and oil field services companies. An overweight to banks and an underweight to electric utilities also helped.
•	A position in cash equivalents also lifted relative performance. We exited select securities as they reached our valuation targets, holding the proceeds in cash in anticipation of spread widening and improving repurchase opportunities.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	5.65%	4.64%	3.00%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
ICE BofA US High Yield Constrained (Unhedged)	7.60%	7.20%	4.91%
Bloomberg U.S. High Yield 2% Issuer Capped Bond	7.69%	7.28%	5.01%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The investment advisor selected a different index for comparison purposes effective June 24, 2025. The advisor believes the ICE BofA US High Yield Constrained Index (Unhedged) is more reflective of the fund's strategy as compared to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$86,370,445
Management Fees (dollars paid during the reporting period)	$702,945
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	210

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	82.5%
Exchange-Traded Funds	6.2%
Convertible Preferred Securities	4.1%
Bank Loan Obligations	1.6%
Preferred Securities	1.2%
Short-Term Investments	12.9%
Other Assets and Liabilities	(8.5)%

Fund Changes
Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932691

ANNUAL SHAREHOLDER REPORT

High-Yield Fund

R5 Class (ACYIX)	March 31, 2025

This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$59	0.57%

What were the key factors that affected the fund’s performance?
High-Yield Fund R5 Class returned 6.39% for the reporting period ended March 31, 2025.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. High-yield securities generally outperformed investment-grade bonds. Against this backdrop, security selection had the largest effect on relative results.
•	Security selection results in the pharmaceuticals, wireless and automotive sectors were the main detractors for the period. Positive security selection in the energy sector and in the emerging markets allocation helped offset some of these effects.
•	Sector allocation aided relative performance. Energy sector positioning was positive, largely due to underweights versus the index in midstream producers and oil field services companies. An overweight to banks and an underweight to electric utilities also helped.
•	A position in cash equivalents also lifted relative performance. We exited select securities as they reached our valuation targets, holding the proceeds in cash in anticipation of spread widening and improving repurchase opportunities.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	6.39%	5.37%	3.72%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
ICE BofA US High Yield Constrained (Unhedged)	7.60%	7.20%	4.91%
Bloomberg U.S. High Yield 2% Issuer Capped Bond	7.69%	7.28%	5.01%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The investment advisor selected a different index for comparison purposes effective June 24, 2025. The advisor believes the ICE BofA US High Yield Constrained Index (Unhedged) is more reflective of the fund's strategy as compared to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$86,370,445
Management Fees (dollars paid during the reporting period)	$702,945
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	210

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	82.5%
Exchange-Traded Funds	6.2%
Convertible Preferred Securities	4.1%
Bank Loan Obligations	1.6%
Preferred Securities	1.2%
Short-Term Investments	12.9%
Other Assets and Liabilities	(8.5)%

Fund Changes
Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932782

ANNUAL SHAREHOLDER REPORT

High-Yield Fund

R6 Class (AHYDX)	March 31, 2025

This annual shareholder report contains important information about High-Yield Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$54	0.52%

What were the key factors that affected the fund’s performance?
High-Yield Fund R6 Class returned 6.45% for the reporting period ended March 31, 2025.
The fund seeks high current income primarily from below investment-grade corporate bonds. The commentary below refers to the fund’s performance versus the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. High-yield securities generally outperformed investment-grade bonds. Against this backdrop, security selection had the largest effect on relative results.
•	Security selection results in the pharmaceuticals, wireless and automotive sectors were the main detractors for the period. Positive security selection in the energy sector and in the emerging markets allocation helped offset some of these effects.
•	Sector allocation aided relative performance. Energy sector positioning was positive, largely due to underweights versus the index in midstream producers and oil field services companies. An overweight to banks and an underweight to electric utilities also helped.
•	A position in cash equivalents also lifted relative performance. We exited select securities as they reached our valuation targets, holding the proceeds in cash in anticipation of spread widening and improving repurchase opportunities.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	6.45%	5.38%	3.75%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
ICE BofA US High Yield Constrained (Unhedged)	7.60%	7.20%	4.91%
Bloomberg U.S. High Yield 2% Issuer Capped Bond	7.69%	7.28%	5.01%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The investment advisor selected a different index for comparison purposes effective June 24, 2025. The advisor believes the ICE BofA US High Yield Constrained Index (Unhedged) is more reflective of the fund's strategy as compared to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$86,370,445
Management Fees (dollars paid during the reporting period)	$702,945
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	210

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	82.5%
Exchange-Traded Funds	6.2%
Convertible Preferred Securities	4.1%
Bank Loan Obligations	1.6%
Preferred Securities	1.2%
Short-Term Investments	12.9%
Other Assets and Liabilities	(8.5)%

Fund Changes
Effective June 24, 2025, the fund’s investment advisor plans to change the fund’s investment process to employ a systematic credit strategy, in which portfolio managers will utilize data and technology to apply quantitative methods to identify diversified sources of return. The fund may experience an increase in transaction costs and portfolio turnover as the investment advisor repositions the portfolio to align with the new strategy. This repositioning is expected to take place over several weeks following the June 24, 2025 effective date. In connection with the change in strategy, the fund’s management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932394

ANNUAL SHAREHOLDER REPORT

Multisector Income Fund

Investor Class (ASIEX)	March 31, 2025

This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$59	0.57%

What were the key factors that affected the fund’s performance?
Multisector Income Fund Investor Class returned 6.76% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our positioning in the corporate credit and securitized sectors drove performance.
•	Sector allocation was the primary driver of performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities also aided relative performance.
•	Security selection also boosted results, with our choices among investment-grade corporates leading the way. Additionally, security selection in the securitized sector lifted relative performance, particularly in the credit-sensitive subsectors. Our selections among emerging markets corporates also boosted performance.
•	Security selection in the government sector detracted from results, but selection results elsewhere in the portfolio more than offset these negative effects.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	6.76%	4.25%	3.32%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$104,632,081
Management Fees (dollars paid during the reporting period)	$500,984
Portfolio Turnover Rate	169%
Total Number of Portfolio Holdings	346

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.8%
Convertible Preferred Securities	8.8%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Collateralized Mortgage Obligations	6.4%
Asset-Backed Securities	6.1%
U.S. Treasury Securities	5.3%
Collateralized Loan Obligations	5.1%
Preferred Securities	4.1%
Exchange-Traded Funds	3.4%
Commercial Mortgage-Backed Securities	2.2%
Bank Loan Obligations	1.2%
Sovereign Governments and Agencies	1.2%
Short-Term Investments	4.5%
Other Assets and Liabilities	(2.7)%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932329

ANNUAL SHAREHOLDER REPORT

Multisector Income Fund

I Class (ASIGX)	March 31, 2025

This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$49	0.47%

What were the key factors that affected the fund’s performance?
Multisector Income Fund I Class returned 6.75% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our positioning in the corporate credit and securitized sectors drove performance.
•	Sector allocation was the primary driver of performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities also aided relative performance.
•	Security selection also boosted results, with our choices among investment-grade corporates leading the way. Additionally, security selection in the securitized sector lifted relative performance, particularly in the credit-sensitive subsectors. Our selections among emerging markets corporates also boosted performance.
•	Security selection in the government sector detracted from results, but selection results elsewhere in the portfolio more than offset these negative effects.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	6.75%	4.33%	3.30%	4/10/17
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$104,632,081
Management Fees (dollars paid during the reporting period)	$500,984
Portfolio Turnover Rate	169%
Total Number of Portfolio Holdings	346

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.8%
Convertible Preferred Securities	8.8%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Collateralized Mortgage Obligations	6.4%
Asset-Backed Securities	6.1%
U.S. Treasury Securities	5.3%
Collateralized Loan Obligations	5.1%
Preferred Securities	4.1%
Exchange-Traded Funds	3.4%
Commercial Mortgage-Backed Securities	2.2%
Bank Loan Obligations	1.2%
Sovereign Governments and Agencies	1.2%
Short-Term Investments	4.5%
Other Assets and Liabilities	(2.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J853

ANNUAL SHAREHOLDER REPORT

Multisector Income Fund

Y Class (ASYIX)	March 31, 2025

This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$38	0.37%

What were the key factors that affected the fund’s performance?
Multisector Income Fund Y Class returned 6.95% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our positioning in the corporate credit and securitized sectors drove performance.
•	Sector allocation was the primary driver of performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities also aided relative performance.
•	Security selection also boosted results, with our choices among investment-grade corporates leading the way. Additionally, security selection in the securitized sector lifted relative performance, particularly in the credit-sensitive subsectors. Our selections among emerging markets corporates also boosted performance.
•	Security selection in the government sector detracted from results, but selection results elsewhere in the portfolio more than offset these negative effects.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	6.95%	4.44%	3.41%	4/10/17
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$104,632,081
Management Fees (dollars paid during the reporting period)	$500,984
Portfolio Turnover Rate	169%
Total Number of Portfolio Holdings	346

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.8%
Convertible Preferred Securities	8.8%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Collateralized Mortgage Obligations	6.4%
Asset-Backed Securities	6.1%
U.S. Treasury Securities	5.3%
Collateralized Loan Obligations	5.1%
Preferred Securities	4.1%
Exchange-Traded Funds	3.4%
Commercial Mortgage-Backed Securities	2.2%
Bank Loan Obligations	1.2%
Sovereign Governments and Agencies	1.2%
Short-Term Investments	4.5%
Other Assets and Liabilities	(2.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J846

ANNUAL SHAREHOLDER REPORT

Multisector Income Fund

A Class (ASIQX)	March 31, 2025

This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$85	0.82%

What were the key factors that affected the fund’s performance?
Multisector Income Fund A Class returned 6.50% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our positioning in the corporate credit and securitized sectors drove performance.
•	Sector allocation was the primary driver of performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities also aided relative performance.
•	Security selection also boosted results, with our choices among investment-grade corporates leading the way. Additionally, security selection in the securitized sector lifted relative performance, particularly in the credit-sensitive subsectors. Our selections among emerging markets corporates also boosted performance.
•	Security selection in the government sector detracted from results, but selection results elsewhere in the portfolio more than offset these negative effects.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	6.50%	3.99%	3.06%
A Class - with sales charge	1.70%	3.04%	2.59%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$104,632,081
Management Fees (dollars paid during the reporting period)	$500,984
Portfolio Turnover Rate	169%
Total Number of Portfolio Holdings	346

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.8%
Convertible Preferred Securities	8.8%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Collateralized Mortgage Obligations	6.4%
Asset-Backed Securities	6.1%
U.S. Treasury Securities	5.3%
Collateralized Loan Obligations	5.1%
Preferred Securities	4.1%
Exchange-Traded Funds	3.4%
Commercial Mortgage-Backed Securities	2.2%
Bank Loan Obligations	1.2%
Sovereign Governments and Agencies	1.2%
Short-Term Investments	4.5%
Other Assets and Liabilities	(2.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932360

ANNUAL SHAREHOLDER REPORT

Multisector Income Fund

C Class (ASIHX)	March 31, 2025

This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$161	1.57%

What were the key factors that affected the fund’s performance?
Multisector Income Fund C Class returned 5.59% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our positioning in the corporate credit and securitized sectors drove performance.
•	Sector allocation was the primary driver of performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities also aided relative performance.
•	Security selection also boosted results, with our choices among investment-grade corporates leading the way. Additionally, security selection in the securitized sector lifted relative performance, particularly in the credit-sensitive subsectors. Our selections among emerging markets corporates also boosted performance.
•	Security selection in the government sector detracted from results, but selection results elsewhere in the portfolio more than offset these negative effects.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	5.59%	3.19%	2.28%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$104,632,081
Management Fees (dollars paid during the reporting period)	$500,984
Portfolio Turnover Rate	169%
Total Number of Portfolio Holdings	346

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.8%
Convertible Preferred Securities	8.8%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Collateralized Mortgage Obligations	6.4%
Asset-Backed Securities	6.1%
U.S. Treasury Securities	5.3%
Collateralized Loan Obligations	5.1%
Preferred Securities	4.1%
Exchange-Traded Funds	3.4%
Commercial Mortgage-Backed Securities	2.2%
Bank Loan Obligations	1.2%
Sovereign Governments and Agencies	1.2%
Short-Term Investments	4.5%
Other Assets and Liabilities	(2.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932352

ANNUAL SHAREHOLDER REPORT

Multisector Income Fund

R Class (ASIWX)	March 31, 2025

This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$110	1.07%

What were the key factors that affected the fund’s performance?
Multisector Income Fund R Class returned 6.23% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our positioning in the corporate credit and securitized sectors drove performance.
•	Sector allocation was the primary driver of performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities also aided relative performance.
•	Security selection also boosted results, with our choices among investment-grade corporates leading the way. Additionally, security selection in the securitized sector lifted relative performance, particularly in the credit-sensitive subsectors. Our selections among emerging markets corporates also boosted performance.
•	Security selection in the government sector detracted from results, but selection results elsewhere in the portfolio more than offset these negative effects.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	6.23%	3.71%	2.81%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$104,632,081
Management Fees (dollars paid during the reporting period)	$500,984
Portfolio Turnover Rate	169%
Total Number of Portfolio Holdings	346

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.8%
Convertible Preferred Securities	8.8%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Collateralized Mortgage Obligations	6.4%
Asset-Backed Securities	6.1%
U.S. Treasury Securities	5.3%
Collateralized Loan Obligations	5.1%
Preferred Securities	4.1%
Exchange-Traded Funds	3.4%
Commercial Mortgage-Backed Securities	2.2%
Bank Loan Obligations	1.2%
Sovereign Governments and Agencies	1.2%
Short-Term Investments	4.5%
Other Assets and Liabilities	(2.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932345

ANNUAL SHAREHOLDER REPORT

Multisector Income Fund

R5 Class (ASIJX)	March 31, 2025

This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$38	0.37%

What were the key factors that affected the fund’s performance?
Multisector Income Fund R5 Class returned 6.85% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our positioning in the corporate credit and securitized sectors drove performance.
•	Sector allocation was the primary driver of performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities also aided relative performance.
•	Security selection also boosted results, with our choices among investment-grade corporates leading the way. Additionally, security selection in the securitized sector lifted relative performance, particularly in the credit-sensitive subsectors. Our selections among emerging markets corporates also boosted performance.
•	Security selection in the government sector detracted from results, but selection results elsewhere in the portfolio more than offset these negative effects.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	6.85%	4.43%	3.51%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$104,632,081
Management Fees (dollars paid during the reporting period)	$500,984
Portfolio Turnover Rate	169%
Total Number of Portfolio Holdings	346

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.8%
Convertible Preferred Securities	8.8%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Collateralized Mortgage Obligations	6.4%
Asset-Backed Securities	6.1%
U.S. Treasury Securities	5.3%
Collateralized Loan Obligations	5.1%
Preferred Securities	4.1%
Exchange-Traded Funds	3.4%
Commercial Mortgage-Backed Securities	2.2%
Bank Loan Obligations	1.2%
Sovereign Governments and Agencies	1.2%
Short-Term Investments	4.5%
Other Assets and Liabilities	(2.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932311

ANNUAL SHAREHOLDER REPORT

Multisector Income Fund

R6 Class (ASIPX)	March 31, 2025

This annual shareholder report contains important information about Multisector Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$33	0.32%

What were the key factors that affected the fund’s performance?
Multisector Income Fund R6 Class returned 6.91% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our positioning in the corporate credit and securitized sectors drove performance.
•	Sector allocation was the primary driver of performance, led by an out-of-index position in high-yield corporate bonds. An underweight position versus the index in government securities also aided relative performance.
•	Security selection also boosted results, with our choices among investment-grade corporates leading the way. Additionally, security selection in the securitized sector lifted relative performance, particularly in the credit-sensitive subsectors. Our selections among emerging markets corporates also boosted performance.
•	Security selection in the government sector detracted from results, but selection results elsewhere in the portfolio more than offset these negative effects.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	6.91%	4.49%	3.57%
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$104,632,081
Management Fees (dollars paid during the reporting period)	$500,984
Portfolio Turnover Rate	169%
Total Number of Portfolio Holdings	346

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.8%
Convertible Preferred Securities	8.8%
U.S. Government Agency Mortgage-Backed Securities	8.6%
Collateralized Mortgage Obligations	6.4%
Asset-Backed Securities	6.1%
U.S. Treasury Securities	5.3%
Collateralized Loan Obligations	5.1%
Preferred Securities	4.1%
Exchange-Traded Funds	3.4%
Commercial Mortgage-Backed Securities	2.2%
Bank Loan Obligations	1.2%
Sovereign Governments and Agencies	1.2%
Short-Term Investments	4.5%
Other Assets and Liabilities	(2.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932337

ANNUAL SHAREHOLDER REPORT

Prime Money Market Fund

Investor Class (BPRXX)	March 31, 2025

This annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	0.57%

Fund Statistics
Net Assets	$2,427,923,555
Management Fees (dollars paid during the reporting period)	$12,703,788
Total Number of Portfolio Holdings	138
7-Day Current Yield - Investor Class	3.95%
7-Day Effective Yield - Investor Class	4.03%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Commercial Paper	39.5%
Corporate Bonds	25.8%
Municipal Securities	21.2%
U.S. Treasury Securities	11.0%
Certificates of Deposit	2.5%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932105

ANNUAL SHAREHOLDER REPORT

Prime Money Market Fund

A Class (ACAXX)	March 31, 2025

This annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$84	0.82%

Fund Statistics
Net Assets	$2,427,923,555
Management Fees (dollars paid during the reporting period)	$12,703,788
Total Number of Portfolio Holdings	138
7-Day Current Yield - A Class	3.71%
7-Day Effective Yield - A Class	3.77%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Commercial Paper	39.5%
Corporate Bonds	25.8%
Municipal Securities	21.2%
U.S. Treasury Securities	11.0%
Certificates of Deposit	2.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932204

ANNUAL SHAREHOLDER REPORT

Prime Money Market Fund

C Class (ARCXX)	March 31, 2025

This annual shareholder report contains important information about Prime Money Market Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$135	1.32%

Fund Statistics
Net Assets	$2,427,923,555
Management Fees (dollars paid during the reporting period)	$12,703,788
Total Number of Portfolio Holdings	138
7-Day Current Yield - C Class	3.21%
7-Day Effective Yield - C Class	3.26%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Commercial Paper	39.5%
Corporate Bonds	25.8%
Municipal Securities	21.2%
U.S. Treasury Securities	11.0%
Certificates of Deposit	2.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932303

ANNUAL SHAREHOLDER REPORT

Short Duration Fund

Investor Class (ACSNX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	0.56%

What were the key factors that affected the fund’s performance?
Short Duration Fund Investor Class returned 5.63% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions, duration/yield curve strategy and security selections aided results.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Short-maturity yields declined over the 12-month period, which led to positive results from duration and carry/yield curve roll-down.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	5.63%	2.49%	2.00%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.73%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,141,759,014
Management Fees (dollars paid during the reporting period)	$2,938,092
Portfolio Turnover Rate	272%
Total Number of Portfolio Holdings	337

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.7%
Collateralized Mortgage Obligations	20.5%
Convertible Preferred Securities	7.7%
U.S. Treasury Securities	7.6%
Collateralized Loan Obligations	5.6%
Commercial Mortgage-Backed Securities	4.0%
Asset-Backed Securities	3.8%
Preferred Securities	3.7%
Exchange-Traded Funds	1.0%
Bank Loan Obligations	0.1%
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.1)%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932436

ANNUAL SHAREHOLDER REPORT

Short Duration Fund

I Class (ASHHX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$47	0.46%

What were the key factors that affected the fund’s performance?
Short Duration Fund I Class returned 5.73% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions, duration/yield curve strategy and security selections aided results.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Short-maturity yields declined over the 12-month period, which led to positive results from duration and carry/yield curve roll-down.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	5.73%	2.59%	2.29%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.95%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,141,759,014
Management Fees (dollars paid during the reporting period)	$2,938,092
Portfolio Turnover Rate	272%
Total Number of Portfolio Holdings	337

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.7%
Collateralized Mortgage Obligations	20.5%
Convertible Preferred Securities	7.7%
U.S. Treasury Securities	7.6%
Collateralized Loan Obligations	5.6%
Commercial Mortgage-Backed Securities	4.0%
Asset-Backed Securities	3.8%
Preferred Securities	3.7%
Exchange-Traded Funds	1.0%
Bank Loan Obligations	0.1%
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J705

ANNUAL SHAREHOLDER REPORT

Short Duration Fund

A Class (ACSQX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$83	0.81%

What were the key factors that affected the fund’s performance?
Short Duration Fund A Class returned 5.47% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions, duration/yield curve strategy and security selections aided results.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Short-maturity yields declined over the 12-month period, which led to positive results from duration and carry/yield curve roll-down.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	5.47%	2.24%	1.75%
A Class - with sales charge	3.10%	1.77%	1.52%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.73%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,141,759,014
Management Fees (dollars paid during the reporting period)	$2,938,092
Portfolio Turnover Rate	272%
Total Number of Portfolio Holdings	337

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.7%
Collateralized Mortgage Obligations	20.5%
Convertible Preferred Securities	7.7%
U.S. Treasury Securities	7.6%
Collateralized Loan Obligations	5.6%
Commercial Mortgage-Backed Securities	4.0%
Asset-Backed Securities	3.8%
Preferred Securities	3.7%
Exchange-Traded Funds	1.0%
Bank Loan Obligations	0.1%
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932477

ANNUAL SHAREHOLDER REPORT

Short Duration Fund

C Class (ACSKX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$160	1.56%

What were the key factors that affected the fund’s performance?
Short Duration Fund C Class returned 4.58% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions, duration/yield curve strategy and security selections aided results.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Short-maturity yields declined over the 12-month period, which led to positive results from duration and carry/yield curve roll-down.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	4.58%	1.48%	0.98%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.73%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,141,759,014
Management Fees (dollars paid during the reporting period)	$2,938,092
Portfolio Turnover Rate	272%
Total Number of Portfolio Holdings	337

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.7%
Collateralized Mortgage Obligations	20.5%
Convertible Preferred Securities	7.7%
U.S. Treasury Securities	7.6%
Collateralized Loan Obligations	5.6%
Commercial Mortgage-Backed Securities	4.0%
Asset-Backed Securities	3.8%
Preferred Securities	3.7%
Exchange-Traded Funds	1.0%
Bank Loan Obligations	0.1%
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932451

ANNUAL SHAREHOLDER REPORT

Short Duration Fund

R Class (ACSPX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$109	1.06%

What were the key factors that affected the fund’s performance?
Short Duration Fund R Class returned 5.21% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions, duration/yield curve strategy and security selections aided results.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Short-maturity yields declined over the 12-month period, which led to positive results from duration and carry/yield curve roll-down.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	5.21%	1.98%	1.49%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.73%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,141,759,014
Management Fees (dollars paid during the reporting period)	$2,938,092
Portfolio Turnover Rate	272%
Total Number of Portfolio Holdings	337

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.7%
Collateralized Mortgage Obligations	20.5%
Convertible Preferred Securities	7.7%
U.S. Treasury Securities	7.6%
Collateralized Loan Obligations	5.6%
Commercial Mortgage-Backed Securities	4.0%
Asset-Backed Securities	3.8%
Preferred Securities	3.7%
Exchange-Traded Funds	1.0%
Bank Loan Obligations	0.1%
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932444

ANNUAL SHAREHOLDER REPORT

Short Duration Fund

R5 Class (ACSUX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$37	0.36%

What were the key factors that affected the fund’s performance?
Short Duration Fund R5 Class returned 5.84% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions, duration/yield curve strategy and security selections aided results.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Short-maturity yields declined over the 12-month period, which led to positive results from duration and carry/yield curve roll-down.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	5.84%	2.70%	2.21%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.73%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,141,759,014
Management Fees (dollars paid during the reporting period)	$2,938,092
Portfolio Turnover Rate	272%
Total Number of Portfolio Holdings	337

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.7%
Collateralized Mortgage Obligations	20.5%
Convertible Preferred Securities	7.7%
U.S. Treasury Securities	7.6%
Collateralized Loan Obligations	5.6%
Commercial Mortgage-Backed Securities	4.0%
Asset-Backed Securities	3.8%
Preferred Securities	3.7%
Exchange-Traded Funds	1.0%
Bank Loan Obligations	0.1%
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932428

ANNUAL SHAREHOLDER REPORT

Short Duration Fund

R6 Class (ASDDX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$32	0.31%

What were the key factors that affected the fund’s performance?
Short Duration Fund R6 Class returned 5.89% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions, duration/yield curve strategy and security selections aided results.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Short-maturity yields declined over the 12-month period, which led to positive results from duration and carry/yield curve roll-down.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance.

Cumulative Performance (based on an initial $10,000 investment)
July 28, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	5.89%	2.75%	2.41%	7/28/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.35%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.95%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,141,759,014
Management Fees (dollars paid during the reporting period)	$2,938,092
Portfolio Turnover Rate	272%
Total Number of Portfolio Holdings	337

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.7%
Collateralized Mortgage Obligations	20.5%
Convertible Preferred Securities	7.7%
U.S. Treasury Securities	7.6%
Collateralized Loan Obligations	5.6%
Commercial Mortgage-Backed Securities	4.0%
Asset-Backed Securities	3.8%
Preferred Securities	3.7%
Exchange-Traded Funds	1.0%
Bank Loan Obligations	0.1%
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J820

ANNUAL SHAREHOLDER REPORT

Short Duration Fund

G Class (ASDOX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

What were the key factors that affected the fund’s performance?
Short Duration Fund G Class returned 6.22% for the reporting period ended March 31, 2025.
The fund seeks to maximize total return and generate a high level of income from a mix of short-maturity, high-quality U.S. bonds and lower-rated fixed-income securities. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our sector allocation decisions, duration/yield curve strategy and security selections aided results.
•	Sector allocation was the main contributor to portfolio performance, largely due to out-of-index stakes in the securitized and high-yield corporate sectors. An underweight versus the index in nominal government securities and an overweight to investment-grade corporates also helped.
•	Short-maturity yields declined over the 12-month period, which led to positive results from duration and carry/yield curve roll-down.
•	Security selection, particularly among investment-grade corporate securities, contributed to overall portfolio performance.

Cumulative Performance (based on an initial $10,000 investment)
November 4, 2020 through March 31, 2025

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	6.22%	2.45%	11/4/20
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-1.26%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.44%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,141,759,014
Management Fees (dollars paid during the reporting period)	$2,938,092
Portfolio Turnover Rate	272%
Total Number of Portfolio Holdings	337

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.7%
Collateralized Mortgage Obligations	20.5%
Convertible Preferred Securities	7.7%
U.S. Treasury Securities	7.6%
Collateralized Loan Obligations	5.6%
Commercial Mortgage-Backed Securities	4.0%
Asset-Backed Securities	3.8%
Preferred Securities	3.7%
Exchange-Traded Funds	1.0%
Bank Loan Obligations	0.1%
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J796

ANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

Investor Class (APOIX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	0.61%

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund Investor Class returned 6.98% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	6.98%	4.13%	2.60%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	7.26%	4.00%	2.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,508,407,007
Management Fees (dollars paid during the reporting period)	$4,700,795
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	86

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.3%
Collateralized Mortgage Obligations	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	2.5%
Asset-Backed Securities	2.2%
Convertible Preferred Securities	1.9%
Commercial Mortgage-Backed Securities	1.4%
Collateralized Loan Obligations	1.2%
Exchange-Traded Funds	1.0%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(3.0)%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932774

ANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

I Class (APOHX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$53	0.51%

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund I Class returned 7.13% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	7.13%	4.24%	3.00%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	7.26%	4.00%	3.09%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,508,407,007
Management Fees (dollars paid during the reporting period)	$4,700,795
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	86

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.3%
Collateralized Mortgage Obligations	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	2.5%
Asset-Backed Securities	2.2%
Convertible Preferred Securities	1.9%
Commercial Mortgage-Backed Securities	1.4%
Collateralized Loan Obligations	1.2%
Exchange-Traded Funds	1.0%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J804

ANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

Y Class (APOYX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$42	0.41%

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund Y Class returned 7.23% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	7.23%	4.36%	3.11%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	7.26%	4.00%	3.09%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,508,407,007
Management Fees (dollars paid during the reporting period)	$4,700,795
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	86

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.3%
Collateralized Mortgage Obligations	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	2.5%
Asset-Backed Securities	2.2%
Convertible Preferred Securities	1.9%
Commercial Mortgage-Backed Securities	1.4%
Collateralized Loan Obligations	1.2%
Exchange-Traded Funds	1.0%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J887

ANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

A Class (APOAX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$89	0.86%

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund A Class returned 6.67% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	6.67%	3.87%	2.35%
A Class - with sales charge	4.27%	3.40%	2.12%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	7.26%	4.00%	2.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,508,407,007
Management Fees (dollars paid during the reporting period)	$4,700,795
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	86

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.3%
Collateralized Mortgage Obligations	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	2.5%
Asset-Backed Securities	2.2%
Convertible Preferred Securities	1.9%
Commercial Mortgage-Backed Securities	1.4%
Collateralized Loan Obligations	1.2%
Exchange-Traded Funds	1.0%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932758

ANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

C Class (APOCX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$166	1.61%

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund C Class returned 5.98% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	5.98%	3.11%	1.58%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	7.26%	4.00%	2.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,508,407,007
Management Fees (dollars paid during the reporting period)	$4,700,795
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	86

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.3%
Collateralized Mortgage Obligations	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	2.5%
Asset-Backed Securities	2.2%
Convertible Preferred Securities	1.9%
Commercial Mortgage-Backed Securities	1.4%
Collateralized Loan Obligations	1.2%
Exchange-Traded Funds	1.0%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932733

ANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

R Class (APORX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$115	1.11%

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund R Class returned 6.48% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	6.48%	3.61%	2.09%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	7.26%	4.00%	2.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,508,407,007
Management Fees (dollars paid during the reporting period)	$4,700,795
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	86

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.3%
Collateralized Mortgage Obligations	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	2.5%
Asset-Backed Securities	2.2%
Convertible Preferred Securities	1.9%
Commercial Mortgage-Backed Securities	1.4%
Collateralized Loan Obligations	1.2%
Exchange-Traded Funds	1.0%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932725

ANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

R5 Class (APISX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$42	0.41%

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund R5 Class returned 7.23% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	7.23%	4.34%	2.81%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	7.26%	4.00%	2.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,508,407,007
Management Fees (dollars paid during the reporting period)	$4,700,795
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	86

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.3%
Collateralized Mortgage Obligations	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	2.5%
Asset-Backed Securities	2.2%
Convertible Preferred Securities	1.9%
Commercial Mortgage-Backed Securities	1.4%
Collateralized Loan Obligations	1.2%
Exchange-Traded Funds	1.0%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932766

ANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

R6 Class (APODX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$37	0.36%

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund R6 Class returned 7.29% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	7.29%	4.40%	2.86%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	7.26%	4.00%	2.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,508,407,007
Management Fees (dollars paid during the reporting period)	$4,700,795
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	86

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.3%
Collateralized Mortgage Obligations	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	2.5%
Asset-Backed Securities	2.2%
Convertible Preferred Securities	1.9%
Commercial Mortgage-Backed Securities	1.4%
Collateralized Loan Obligations	1.2%
Exchange-Traded Funds	1.0%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932378

ANNUAL SHAREHOLDER REPORT

Short Duration Inflation Protection Bond Fund

G Class (APOGX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Inflation Protection Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$5	0.05%

What were the key factors that affected the fund’s performance?
Short Duration Inflation Protection Bond Fund G Class returned 7.60% for the reporting period ended March 31, 2025.
The fund seeks to provide total return and inflation protection by investing primarily in short-duration inflation-indexed securities, including Treasury inflation-protected securities (TIPS). The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year TIPS Index.
•	Measures of consumer inflation moderated during the period, while longer-term market-based inflation expectations edged higher. In this environment, the portfolio’s underweight position versus the index in TIPS detracted, but out-of-index inflation-linked and credit-sensitive exposure helped offset those effects.
•	Out-of-index allocations to securitized securities and investment-grade and high-yield corporate bonds contributed to relative performance.
•	To manage the portfolio’s inflation exposure, we held non-index, short-dated inflation swaps in conjunction with the securitized and corporate securities. These securities contributed to performance and helped offset some negative effects from our TIPS exposure. Inflation swaps diversified the portfolio’s inflation protection and created an inflation overlay for non-inflation-linked securitized and corporate securities. Inflation swaps are fixed-maturity instruments, negotiated through a counterparty (investment bank), that return the rate of inflation (Consumer Price Index). All swaps bear counterparty credit risk, but American Century Investments applies stringent controls and oversight regarding this risk.

Cumulative Performance (based on an initial $10,000 investment)
July 28, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	7.60%	4.73%	3.62%	7/28/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.35%	—
Performance Index
Bloomberg U.S. 1-5 Year Treasury Inflation Protected Securities (TIPS)	7.26%	4.00%	3.24%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,508,407,007
Management Fees (dollars paid during the reporting period)	$4,700,795
Portfolio Turnover Rate	56%
Total Number of Portfolio Holdings	86

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	84.3%
Collateralized Mortgage Obligations	3.1%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	2.5%
Asset-Backed Securities	2.2%
Convertible Preferred Securities	1.9%
Commercial Mortgage-Backed Securities	1.4%
Collateralized Loan Obligations	1.2%
Exchange-Traded Funds	1.0%
Preferred Securities	0.3%
Bank Loan Obligations	0.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(3.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J838

ANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

Investor Class (ASDVX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$54	0.52%

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund Investor Class returned 6.28% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our allocations to investment-grade credit and securitized securities drove performance.
•	An overweight position versus the index in investment-grade corporate bonds aided performance. Additionally, an underweight position in government securities also boosted results.
•	The portfolio’s out-of-index allocations broadly aided relative performance, particularly the securitized sector, where credit-sensitive subsectors were top contributors. Out-of-index exposure to high-yield credit securities also lifted relative results. Furthermore, a position in emerging markets corporate bonds, also a non-index weighting, aided relative performance.
•	An allocation to government futures, which we used for duration management, modestly detracted from relative results.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	6.28%	3.53%	2.58%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.73%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$701,792,579
Management Fees (dollars paid during the reporting period)	$2,781,598
Portfolio Turnover Rate	162%
Total Number of Portfolio Holdings	349

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.9%
U.S. Treasury Securities	17.9%
Collateralized Mortgage Obligations	10.5%
Convertible Preferred Securities	5.9%
Preferred Securities	4.7%
Collateralized Loan Obligations	4.4%
Asset-Backed Securities	4.0%
Commercial Mortgage-Backed Securities	3.1%
Exchange-Traded Funds	0.9%
Bank Loan Obligations	0.8%
Short-Term Investments	2.5%
Other Assets and Liabilities	0.4%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932253

ANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

I Class (ASDHX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$43	0.42%

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund I Class returned 6.38% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our allocations to investment-grade credit and securitized securities drove performance.
•	An overweight position versus the index in investment-grade corporate bonds aided performance. Additionally, an underweight position in government securities also boosted results.
•	The portfolio’s out-of-index allocations broadly aided relative performance, particularly the securitized sector, where credit-sensitive subsectors were top contributors. Out-of-index exposure to high-yield credit securities also lifted relative results. Furthermore, a position in emerging markets corporate bonds, also a non-index weighting, aided relative performance.
•	An allocation to government futures, which we used for duration management, modestly detracted from relative results.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	6.38%	3.64%	2.73%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.95%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$701,792,579
Management Fees (dollars paid during the reporting period)	$2,781,598
Portfolio Turnover Rate	162%
Total Number of Portfolio Holdings	349

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.9%
U.S. Treasury Securities	17.9%
Collateralized Mortgage Obligations	10.5%
Convertible Preferred Securities	5.9%
Preferred Securities	4.7%
Collateralized Loan Obligations	4.4%
Asset-Backed Securities	4.0%
Commercial Mortgage-Backed Securities	3.1%
Exchange-Traded Funds	0.9%
Bank Loan Obligations	0.8%
Short-Term Investments	2.5%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J879

ANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

Y Class (ASYDX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$33	0.32%

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund Y Class returned 6.49% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our allocations to investment-grade credit and securitized securities drove performance.
•	An overweight position versus the index in investment-grade corporate bonds aided performance. Additionally, an underweight position in government securities also boosted results.
•	The portfolio’s out-of-index allocations broadly aided relative performance, particularly the securitized sector, where credit-sensitive subsectors were top contributors. Out-of-index exposure to high-yield credit securities also lifted relative results. Furthermore, a position in emerging markets corporate bonds, also a non-index weighting, aided relative performance.
•	An allocation to government futures, which we used for duration management, modestly detracted from relative results.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	6.49%	3.73%	2.83%	4/10/17
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.50%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.95%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$701,792,579
Management Fees (dollars paid during the reporting period)	$2,781,598
Portfolio Turnover Rate	162%
Total Number of Portfolio Holdings	349

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.9%
U.S. Treasury Securities	17.9%
Collateralized Mortgage Obligations	10.5%
Convertible Preferred Securities	5.9%
Preferred Securities	4.7%
Collateralized Loan Obligations	4.4%
Asset-Backed Securities	4.0%
Commercial Mortgage-Backed Securities	3.1%
Exchange-Traded Funds	0.9%
Bank Loan Obligations	0.8%
Short-Term Investments	2.5%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-2508J861

ANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

A Class (ASADX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$79	0.77%

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund A Class returned 6.01% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our allocations to investment-grade credit and securitized securities drove performance.
•	An overweight position versus the index in investment-grade corporate bonds aided performance. Additionally, an underweight position in government securities also boosted results.
•	The portfolio’s out-of-index allocations broadly aided relative performance, particularly the securitized sector, where credit-sensitive subsectors were top contributors. Out-of-index exposure to high-yield credit securities also lifted relative results. Furthermore, a position in emerging markets corporate bonds, also a non-index weighting, aided relative performance.
•	An allocation to government futures, which we used for duration management, modestly detracted from relative results.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	6.01%	3.28%	2.32%
A Class - with sales charge	3.63%	2.81%	2.09%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.73%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 2.25% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$701,792,579
Management Fees (dollars paid during the reporting period)	$2,781,598
Portfolio Turnover Rate	162%
Total Number of Portfolio Holdings	349

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.9%
U.S. Treasury Securities	17.9%
Collateralized Mortgage Obligations	10.5%
Convertible Preferred Securities	5.9%
Preferred Securities	4.7%
Collateralized Loan Obligations	4.4%
Asset-Backed Securities	4.0%
Commercial Mortgage-Backed Securities	3.1%
Exchange-Traded Funds	0.9%
Bank Loan Obligations	0.8%
Short-Term Investments	2.5%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932295

ANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

C Class (ASCDX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$156	1.52%

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund C Class returned 5.23% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our allocations to investment-grade credit and securitized securities drove performance.
•	An overweight position versus the index in investment-grade corporate bonds aided performance. Additionally, an underweight position in government securities also boosted results.
•	The portfolio’s out-of-index allocations broadly aided relative performance, particularly the securitized sector, where credit-sensitive subsectors were top contributors. Out-of-index exposure to high-yield credit securities also lifted relative results. Furthermore, a position in emerging markets corporate bonds, also a non-index weighting, aided relative performance.
•	An allocation to government futures, which we used for duration management, modestly detracted from relative results.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	5.23%	2.51%	1.56%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.73%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$701,792,579
Management Fees (dollars paid during the reporting period)	$2,781,598
Portfolio Turnover Rate	162%
Total Number of Portfolio Holdings	349

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.9%
U.S. Treasury Securities	17.9%
Collateralized Mortgage Obligations	10.5%
Convertible Preferred Securities	5.9%
Preferred Securities	4.7%
Collateralized Loan Obligations	4.4%
Asset-Backed Securities	4.0%
Commercial Mortgage-Backed Securities	3.1%
Exchange-Traded Funds	0.9%
Bank Loan Obligations	0.8%
Short-Term Investments	2.5%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932287

ANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

R Class (ASDRX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$105	1.02%

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund R Class returned 5.75% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our allocations to investment-grade credit and securitized securities drove performance.
•	An overweight position versus the index in investment-grade corporate bonds aided performance. Additionally, an underweight position in government securities also boosted results.
•	The portfolio’s out-of-index allocations broadly aided relative performance, particularly the securitized sector, where credit-sensitive subsectors were top contributors. Out-of-index exposure to high-yield credit securities also lifted relative results. Furthermore, a position in emerging markets corporate bonds, also a non-index weighting, aided relative performance.
•	An allocation to government futures, which we used for duration management, modestly detracted from relative results.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	5.75%	3.04%	2.08%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.73%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$701,792,579
Management Fees (dollars paid during the reporting period)	$2,781,598
Portfolio Turnover Rate	162%
Total Number of Portfolio Holdings	349

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.9%
U.S. Treasury Securities	17.9%
Collateralized Mortgage Obligations	10.5%
Convertible Preferred Securities	5.9%
Preferred Securities	4.7%
Collateralized Loan Obligations	4.4%
Asset-Backed Securities	4.0%
Commercial Mortgage-Backed Securities	3.1%
Exchange-Traded Funds	0.9%
Bank Loan Obligations	0.8%
Short-Term Investments	2.5%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932279

ANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

R5 Class (ASDJX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$33	0.32%

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund R5 Class returned 6.49% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our allocations to investment-grade credit and securitized securities drove performance.
•	An overweight position versus the index in investment-grade corporate bonds aided performance. Additionally, an underweight position in government securities also boosted results.
•	The portfolio’s out-of-index allocations broadly aided relative performance, particularly the securitized sector, where credit-sensitive subsectors were top contributors. Out-of-index exposure to high-yield credit securities also lifted relative results. Furthermore, a position in emerging markets corporate bonds, also a non-index weighting, aided relative performance.
•	An allocation to government futures, which we used for duration management, modestly detracted from relative results.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R5 Class	6.49%	3.72%	2.78%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.73%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$701,792,579
Management Fees (dollars paid during the reporting period)	$2,781,598
Portfolio Turnover Rate	162%
Total Number of Portfolio Holdings	349

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.9%
U.S. Treasury Securities	17.9%
Collateralized Mortgage Obligations	10.5%
Convertible Preferred Securities	5.9%
Preferred Securities	4.7%
Collateralized Loan Obligations	4.4%
Asset-Backed Securities	4.0%
Commercial Mortgage-Backed Securities	3.1%
Exchange-Traded Funds	0.9%
Bank Loan Obligations	0.8%
Short-Term Investments	2.5%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932246

ANNUAL SHAREHOLDER REPORT

Short Duration Strategic Income Fund

R6 Class (ASXDX)	March 31, 2025

This annual shareholder report contains important information about Short Duration Strategic Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$28	0.27%

What were the key factors that affected the fund’s performance?
Short Duration Strategic Income Fund R6 Class returned 6.54% for the reporting period ended March 31, 2025.
The fund primarily seeks income via a multisector approach and a short-duration focus. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Despite interest rate and credit spread volatility, persistent inflation and changing expectations for Federal Reserve policy and economic growth, bonds broadly advanced. Against this backdrop, our allocations to investment-grade credit and securitized securities drove performance.
•	An overweight position versus the index in investment-grade corporate bonds aided performance. Additionally, an underweight position in government securities also boosted results.
•	The portfolio’s out-of-index allocations broadly aided relative performance, particularly the securitized sector, where credit-sensitive subsectors were top contributors. Out-of-index exposure to high-yield credit securities also lifted relative results. Furthermore, a position in emerging markets corporate bonds, also a non-index weighting, aided relative performance.
•	An allocation to government futures, which we used for duration management, modestly detracted from relative results.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2015 through March 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	6.54%	3.82%	2.85%
Regulatory Index
Bloomberg U.S. Aggregate Bond	4.88%	-0.40%	1.46%
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	5.61%	1.56%	1.73%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$701,792,579
Management Fees (dollars paid during the reporting period)	$2,781,598
Portfolio Turnover Rate	162%
Total Number of Portfolio Holdings	349

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	44.9%
U.S. Treasury Securities	17.9%
Collateralized Mortgage Obligations	10.5%
Convertible Preferred Securities	5.9%
Preferred Securities	4.7%
Collateralized Loan Obligations	4.4%
Asset-Backed Securities	4.0%
Commercial Mortgage-Backed Securities	3.1%
Exchange-Traded Funds	0.9%
Bank Loan Obligations	0.8%
Short-Term Investments	2.5%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932261

ANNUAL SHAREHOLDER REPORT

U.S. Government Money Market Fund

Investor Class (TCRXX)	March 31, 2025

This annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.45%

Fund Statistics
Net Assets	$720,479,368
Management Fees (dollars paid during the reporting period)	$3,631,995
Total Number of Portfolio Holdings	63
7-Day Current Yield - Investor Class	3.96%
7-Day Effective Yield - Investor Class	4.04%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	52.9%
U.S. Treasury Securities	24.8%
U.S. Government Agency Securities	13.3%
Repurchase Agreements	6.3%
Municipal Securities	3.0%
Other Assets and Liabilities	(0.3)%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932709

ANNUAL SHAREHOLDER REPORT

U.S. Government Money Market Fund

A Class (AGQXX)	March 31, 2025

This annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$72	0.70%

Fund Statistics
Net Assets	$720,479,368
Management Fees (dollars paid during the reporting period)	$3,631,995
Total Number of Portfolio Holdings	63
7-Day Current Yield - A Class	3.71%
7-Day Effective Yield - A Class	3.78%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	52.9%
U.S. Treasury Securities	24.8%
U.S. Government Agency Securities	13.3%
Repurchase Agreements	6.3%
Municipal Securities	3.0%
Other Assets and Liabilities	(0.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932238

ANNUAL SHAREHOLDER REPORT

U.S. Government Money Market Fund

C Class (AGHXX)	March 31, 2025

This annual shareholder report contains important information about U.S. Government Money Market Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$122	1.20%

Fund Statistics
Net Assets	$720,479,368
Management Fees (dollars paid during the reporting period)	$3,631,995
Total Number of Portfolio Holdings	63
7-Day Current Yield - C Class	3.21%
7-Day Effective Yield - C Class	3.26%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	52.9%
U.S. Treasury Securities	24.8%
U.S. Government Agency Securities	13.3%
Repurchase Agreements	6.3%
Municipal Securities	3.0%
Other Assets and Liabilities	(0.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24932220

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Tanya S. Beder, Jennifer Cabalquinto, Anne Casscells and John Loder are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2024:	$200,350
FY 2025:	$200,370

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2024:	$343,325
FY 2025:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

March 31, 2025

Core Plus Fund
Investor Class (ACCNX)
I Class (ACCTX)
A Class (ACCQX)
C Class (ACCKX)
R Class (ACCPX)
R5 Class (ACCUX)
G Class (ACCYX)

Schedule of Investments

MARCH 31, 2025

	Principal Amount/Shares	Value
CORPORATE BONDS — 32.4%
Aerospace and Defense — 0.5%
Axon Enterprise, Inc., 6.125%, 3/15/30(1)	$101,000	$102,184
Axon Enterprise, Inc., 6.25%, 3/15/33(1)	57,000	57,729
Boeing Co., 6.53%, 5/1/34	670,000	718,281
Bombardier, Inc., 7.25%, 7/1/31(1)	413,000	414,921
L3Harris Technologies, Inc., 4.85%, 4/27/35	330,000	318,789
Northrop Grumman Corp., 5.15%, 5/1/40	233,000	226,336
TransDigm, Inc., 6.75%, 8/15/28(1)	357,000	362,660
		2,200,900
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 6.25%, 5/6/29	500,000	516,205
GXO Logistics, Inc., 6.50%, 5/6/34	243,000	248,869
		765,074
Automobile Components — 0.4%
Aptiv Swiss Holdings Ltd., VRN, 6.875%, 12/15/54	1,099,000	1,078,559
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	866,000	804,478
		1,883,037
Automobiles — 0.7%
American Honda Finance Corp., 4.95%, 1/9/26	545,000	546,689
Ford Motor Credit Co. LLC, 5.85%, 5/17/27	440,000	442,426
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	550,000	571,312
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	285,000	279,411
Ford Motor Credit Co. LLC, 6.125%, 3/8/34	420,000	403,179
General Motors Financial Co., Inc., 5.60%, 6/18/31	330,000	330,228
General Motors Financial Co., Inc., 5.95%, 4/4/34	220,000	219,044
Hyundai Capital America, 6.50%, 1/16/29(1)	133,000	139,615
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)	91,000	90,388
		3,022,292
Banks — 2.4%
Bank of America Corp., VRN, 5.82%, 9/15/29	555,000	575,263
Bank of America Corp., VRN, 5.47%, 1/23/35	930,000	943,928
Bank of America Corp., VRN, 5.51%, 1/24/36	550,000	559,959
Bank of Nova Scotia, VRN, 3.625%, 10/27/81	670,000	615,507
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	345,000	351,182
BPCE SA, VRN, 7.00%, 10/19/34(1)	295,000	321,429
Citigroup, Inc., VRN, 4.41%, 3/31/31	500,000	487,404
Citigroup, Inc., VRN, 5.61%, 3/4/56	270,000	263,920
Danske Bank AS, VRN, 5.71%, 3/1/30(1)	245,000	252,172
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	400,000	406,540
Intesa Sanpaolo SpA, 3.875%, 7/14/27(1)	200,000	195,831
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35	246,000	248,707
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	816,000	848,456
JPMorgan Chase & Co., VRN, 5.29%, 7/22/35	230,000	231,023
Royal Bank of Canada, VRN, 4.72%, 3/27/28	725,000	727,169
Royal Bank of Canada, VRN, 5.15%, 2/4/31	703,000	711,664
U.S. Bancorp, VRN, 5.05%, 2/12/31	447,000	450,774
Wells Fargo & Co., VRN, 5.39%, 4/24/34	429,000	432,102
Wells Fargo & Co., VRN, 5.56%, 7/25/34	257,000	261,604
Wells Fargo & Co., VRN, 5.01%, 4/4/51	385,000	346,815
2

	Principal Amount/Shares	Value
Westpac Banking Corp., VRN, 5.62%, 11/20/35	$595,000	$591,383
Zions Bancorp NA, VRN, 6.82%, 11/19/35	501,000	511,461
		10,334,293
Biotechnology — 0.5%
AbbVie, Inc., 2.95%, 11/21/26	355,000	347,600
AbbVie, Inc., 5.35%, 3/15/44	313,000	309,737
AbbVie, Inc., 5.40%, 3/15/54	177,000	173,974
AbbVie, Inc., 5.60%, 3/15/55	117,000	118,495
Amgen, Inc., 5.65%, 3/2/53	545,000	535,020
Biocon Biologics Global PLC, 6.67%, 10/9/29(1)	620,000	582,962
		2,067,788
Building Products — 0.3%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	653,000	624,673
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	219,000	217,590
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	80,000	80,069
Standard Industries, Inc., 4.375%, 7/15/30(1)	584,000	539,335
		1,461,667
Capital Markets — 2.3%
Ares Strategic Income Fund, 5.70%, 3/15/28(1)	395,000	395,107
Ares Strategic Income Fund, 6.35%, 8/15/29(1)	565,000	573,886
Blackstone Private Credit Fund, 7.30%, 11/27/28	155,000	163,994
Blackstone Private Credit Fund, 5.95%, 7/16/29	135,000	136,525
Blue Owl Capital Corp., 2.875%, 6/11/28	325,000	298,391
Blue Owl Capital Corp., 5.95%, 3/15/29	386,000	387,145
Blue Owl Credit Income Corp., 7.75%, 1/15/29	605,000	643,098
Blue Owl Credit Income Corp., 6.60%, 9/15/29(1)	245,000	249,072
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	403,000	402,068
Charles Schwab Corp., VRN, 6.14%, 8/24/34	200,000	212,973
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	953,000	964,048
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	430,000	454,314
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30	352,000	349,907
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35	429,000	443,523
Goldman Sachs Group, Inc., VRN, 5.56%, 11/19/45	341,000	332,468
Golub Capital BDC, Inc., 7.05%, 12/5/28	485,000	506,876
Golub Capital Private Credit Fund, 5.80%, 9/12/29(1)	386,000	381,695
Golub Capital Private Credit Fund, 5.875%, 5/1/30(1)	176,000	174,341
HPS Corporate Lending Fund, 5.45%, 1/14/28(1)	190,000	189,246
HPS Corporate Lending Fund, 5.95%, 4/14/32(1)	332,000	327,637
Morgan Stanley, VRN, 6.63%, 11/1/34	975,000	1,063,821
Morgan Stanley, VRN, 5.83%, 4/19/35	170,000	176,250
Morgan Stanley, VRN, 5.52%, 11/19/55	177,000	173,035
Northern Trust Corp., VRN, 3.375%, 5/8/32	826,000	798,182
		9,797,602
Chemicals — 0.4%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	200,000	187,204
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	230,000	197,407
Braskem Netherlands Finance BV, 8.00%, 10/15/34(1)	565,000	541,383
Celanese U.S. Holdings LLC, 6.42%, 7/15/27	242,000	246,161
Dow Chemical Co., 4.375%, 11/15/42	150,000	123,427
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31(1)	710,000	591,006
		1,886,588
Communications Equipment — 0.1%
Cisco Systems, Inc., 5.50%, 2/24/55	378,000	380,851
3

	Principal Amount/Shares	Value
Construction Materials — 0.3%
CRH America Finance, Inc., 5.50%, 1/9/35	$500,000	$506,607
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	255,000	256,827
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	153,000	152,443
Vulcan Materials Co., 5.70%, 12/1/54	179,000	175,169
		1,091,046
Consumer Finance — 0.7%
Ally Financial, Inc., 8.00%, 11/1/31	752,000	838,357
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	175,000	181,152
Avolon Holdings Funding Ltd., 5.15%, 1/15/30(1)	152,000	150,773
Bread Financial Holdings, Inc., VRN, 8.375%, 6/15/35(1)	401,000	392,471
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	732,000	767,555
OneMain Finance Corp., 7.125%, 3/15/26	120,000	121,835
OneMain Finance Corp., 7.50%, 5/15/31	203,000	206,725
PRA Group, Inc., 8.875%, 1/31/30(1)	448,000	467,767
		3,126,635
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.25%, 3/15/26(1)	883,000	863,667
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	180,000	176,754
		1,040,421
Containers and Packaging — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	159,000	157,896
Diversified Consumer Services — 0.1%
Leland Stanford Junior University, 4.68%, 3/1/35	100,000	99,065
Novant Health, Inc., 3.17%, 11/1/51	330,000	218,338
		317,403
Diversified REITs — 1.2%
American Assets Trust LP, 6.15%, 10/1/34	795,000	795,449
Boston Properties LP, 2.55%, 4/1/32	1,325,000	1,092,307
Cousins Properties LP, 5.375%, 2/15/32	534,000	532,138
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	200,000	200,759
Highwoods Realty LP, 4.20%, 4/15/29	751,000	720,265
Kilroy Realty LP, 2.50%, 11/15/32	325,000	257,840
Kilroy Realty LP, 2.65%, 11/15/33	640,000	498,258
Piedmont Operating Partnership LP, 9.25%, 7/20/28	318,000	350,507
Piedmont Operating Partnership LP, 6.875%, 7/15/29	101,000	104,953
Piedmont Operating Partnership LP, 3.15%, 8/15/30	79,000	69,396
Trust Fibra Uno, 4.87%, 1/15/30(1)	214,000	200,455
Trust Fibra Uno, 7.70%, 1/23/32(1)	400,000	413,260
		5,235,587
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 6.375%, 3/1/41	70,000	74,613
AT&T, Inc., 5.45%, 3/1/47	360,000	343,076
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	727,000	775,065
Sprint Capital Corp., 6.875%, 11/15/28	272,000	290,472
Verizon Communications, Inc., 2.99%, 10/30/56	315,000	189,381
		1,672,607
Electric Utilities — 2.4%
AES Andes SA, 6.25%, 3/14/32(1)	223,000	224,653
Arizona Public Service Co., 5.70%, 8/15/34	323,000	329,497
Black Hills Corp., 6.00%, 1/15/35	229,000	237,182
Comision Federal de Electricidad, 6.45%, 1/24/35(1)	485,000	466,938
Commonwealth Edison Co., 5.30%, 2/1/53	160,000	151,763
Duke Energy Corp., 5.00%, 8/15/52	220,000	192,108
4

	Principal Amount/Shares	Value
Duke Energy Corp., 5.80%, 6/15/54	$405,000	$396,684
Duke Energy Florida LLC, 5.95%, 11/15/52	265,000	270,766
Duke Energy Progress LLC, 4.35%, 3/6/27	378,000	379,407
Duke Energy Progress LLC, 4.15%, 12/1/44	616,000	505,497
Duke Energy Progress LLC, 5.35%, 3/15/53	170,000	161,955
Duke Energy Progress LLC, 5.55%, 3/15/55	240,000	234,943
Electricite de France SA, 6.375%, 1/13/55(1)	600,000	603,326
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	1,049,000	1,054,972
Florida Power & Light Co., 4.125%, 2/1/42	720,000	610,001
MidAmerican Energy Co., 5.85%, 9/15/54	1,092,000	1,123,013
Nevada Power Co., VRN, 6.25%, 5/15/55	180,000	178,535
NextEra Energy Capital Holdings, Inc., 5.30%, 3/15/32	340,000	345,628
Northern States Power Co., 5.10%, 5/15/53	300,000	278,395
NRG Energy, Inc., 2.00%, 12/2/25(1)	965,000	945,071
Pacific Gas & Electric Co., 4.20%, 6/1/41	190,000	151,534
Palomino Funding Trust I, 7.23%, 5/17/28(1)	280,000	294,937
PECO Energy Co., 4.375%, 8/15/52	405,000	333,483
Public Service Electric & Gas Co., 5.50%, 3/1/55	445,000	438,997
Union Electric Co., 5.45%, 3/15/53	270,000	261,159
Vistra Operations Co. LLC, 6.00%, 4/15/34(1)	164,000	165,868
		10,336,312
Electronic Equipment, Instruments and Components — 0.1%
Keysight Technologies, Inc., 4.95%, 10/15/34	366,000	358,575
Energy Equipment and Services — 0.1%
Enerflex Ltd., 9.00%, 10/15/27(1)	501,000	514,448
Entertainment — 0.3%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	1,121,000	1,093,731
Warnermedia Holdings, Inc., 4.28%, 3/15/32	390,000	343,736
		1,437,467
Financial Services — 1.5%
Antares Holdings LP, 6.35%, 10/23/29(1)	815,000	816,074
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	280,000	282,565
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)	751,000	755,350
Corebridge Financial, Inc., 5.75%, 1/15/34	200,000	205,389
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	308,000	306,764
Essent Group Ltd., 6.25%, 7/1/29	985,000	1,015,146
NMI Holdings, Inc., 6.00%, 8/15/29	990,000	1,003,558
PayPal Holdings, Inc., 5.10%, 4/1/35	540,000	537,342
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	783,000	796,174
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	508,000	505,460
Voya Financial, Inc., 5.00%, 9/20/34	348,000	335,227
		6,559,049
Food Products — 0.8%
Flowers Foods, Inc., 5.75%, 3/15/35	435,000	438,964
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 4/20/35(1)	665,000	684,152
Kraft Heinz Foods Co., 5.00%, 6/4/42	335,000	305,580
Mars, Inc., 5.20%, 3/1/35(1)	616,000	619,317
Mars, Inc., 3.875%, 4/1/39(1)	145,000	125,312
Mars, Inc., 5.65%, 5/1/45(1)	370,000	371,026
Mars, Inc., 5.70%, 5/1/55(1)	215,000	214,972
Minerva Luxembourg SA, 8.875%, 9/13/33(1)	555,000	590,752
		3,350,075
Gas Utilities — 0.1%
Boston Gas Co., 5.84%, 1/10/35(1)	153,000	156,979
5

	Principal Amount/Shares	Value
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	$173,000	$167,165
		324,144
Ground Transportation — 0.7%
AerCap Global Aviation Trust, VRN, 6.50%, 6/15/45(1)	741,000	741,301
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	600,000	609,000
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	216,000	205,808
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55	535,000	533,550
Union Pacific Corp., 3.55%, 8/15/39	599,000	499,075
United Rentals North America, Inc., 6.00%, 12/15/29(1)	400,000	406,892
		2,995,626
Health Care Equipment and Supplies — 0.2%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	700,000	709,785
Health Care Providers and Services — 1.6%
Cardinal Health, Inc., 5.35%, 11/15/34	670,000	672,738
CVS Health Corp., 6.00%, 6/1/44	460,000	449,754
CVS Health Corp., 5.625%, 2/21/53	135,000	123,518
CVS Health Corp., VRN, 7.00%, 3/10/55	357,000	360,709
Duke University Health System, Inc., 3.92%, 6/1/47	148,000	118,589
HCA, Inc., 6.20%, 3/1/55	152,000	151,016
Humana, Inc., 5.75%, 4/15/54	249,000	231,510
Icon Investments Six DAC, 6.00%, 5/8/34	458,000	468,052
IQVIA, Inc., 5.00%, 5/15/27(1)	290,000	286,119
IQVIA, Inc., 6.25%, 2/1/29	555,000	578,371
Kaiser Foundation Hospitals, 3.00%, 6/1/51	270,000	175,549
Star Parent, Inc., 9.00%, 10/1/30(1)	272,000	268,438
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	533,000	527,741
Tenet Healthcare Corp., 5.125%, 11/1/27	609,000	600,535
Tenet Healthcare Corp., 6.125%, 10/1/28	225,000	224,111
UnitedHealth Group, Inc., 5.50%, 7/15/44	474,000	467,192
UnitedHealth Group, Inc., 5.05%, 4/15/53	585,000	530,136
Universal Health Services, Inc., 5.05%, 10/15/34	507,000	480,935
		6,715,013
Hotels, Restaurants and Leisure — 1.2%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	428,000	393,731
Carnival Corp., 4.00%, 8/1/28(1)	643,000	615,576
Carnival Corp., 6.125%, 2/15/33(1)	453,000	446,744
Expedia Group, Inc., 5.40%, 2/15/35	452,000	450,484
Hyatt Hotels Corp., 5.75%, 3/30/32	383,000	385,219
International Game Technology PLC, 5.25%, 1/15/29(1)	875,000	855,798
Light & Wonder International, Inc., 7.00%, 5/15/28(1)	310,000	310,068
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	580,000	588,408
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	983,000	983,149
		5,029,177
Household Durables — 0.3%
DR Horton, Inc., 5.00%, 10/15/34	653,000	636,705
KB Home, 4.80%, 11/15/29	590,000	563,413
Meritage Homes Corp., 5.65%, 3/15/35	293,000	288,651
		1,488,769
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp., VRN, 6.95%, 7/15/55	1,098,000	1,049,066
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	397,700	394,021
Saavi Energia SARL, 8.875%, 2/10/35(1)	570,000	577,381
		2,020,468
6

	Principal Amount/Shares	Value
Industrial Conglomerates — 0.1%
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(1)	$400,000	$388,802
Industrial REITs — 0.0%
LXP Industrial Trust, 6.75%, 11/15/28	192,000	203,200
Insurance — 0.9%
Allstate Corp., 5.55%, 5/9/35	213,000	218,743
American International Group, Inc., 4.375%, 6/30/50	245,000	203,410
American International Group, Inc., VRN, 5.75%, 4/1/48	170,000	169,404
Athene Global Funding, 5.53%, 7/11/31(1)	330,000	334,973
Beacon Funding Trust, 6.27%, 8/15/54(1)	365,000	364,201
CNO Financial Group, Inc., 6.45%, 6/15/34	251,000	261,960
F&G Annuities & Life, Inc., 6.25%, 10/4/34	535,000	518,587
High Street Funding Trust III, 5.81%, 2/15/55(1)	284,000	280,331
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	365,000	349,575
Lincoln National Corp., 7.00%, 6/15/40	385,000	434,121
MetLife, Inc., 6.40%, 12/15/66	240,000	243,849
Prudential Financial, Inc., VRN, 6.50%, 3/15/54	425,000	433,898
Reinsurance Group of America, Inc., VRN, 6.65%, 9/15/55	147,000	145,111
		3,958,163
Interactive Media and Services — 0.1%
Snap, Inc., 6.875%, 3/1/33(1)	340,000	340,282
IT Services — 0.3%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	536,000	555,434
Kyndryl Holdings, Inc., 3.15%, 10/15/31	680,000	597,441
Kyndryl Holdings, Inc., 4.10%, 10/15/41	227,000	176,124
		1,328,999
Machinery — 0.5%
AGCO Corp., 5.80%, 3/21/34	329,000	333,813
Chart Industries, Inc., 7.50%, 1/1/30(1)	850,000	882,637
Ingersoll Rand, Inc., 5.70%, 8/14/33	229,000	236,474
Nordson Corp., 4.50%, 12/15/29	540,000	531,950
		1,984,874
Marine Transportation — 0.1%
Yinson Boronia Production BV, 8.95%, 7/31/42(1)	382,595	404,226
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	1,065,000	1,049,790
Lamar Media Corp., 3.75%, 2/15/28	575,000	547,644
Nexstar Media, Inc., 5.625%, 7/15/27(1)	860,000	847,923
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	1,125,000	1,090,990
TEGNA, Inc., 4.75%, 3/15/26(1)	1,010,000	998,419
		4,534,766
Metals and Mining — 0.9%
Alumina Pty. Ltd., 6.375%, 9/15/32(1)	409,000	402,548
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	506,000	494,486
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	390,000	374,630
CSN Inova Ventures, 6.75%, 1/28/28(1)	751,000	718,265
Glencore Funding LLC, 5.19%, 4/1/30(1)(2)	75,000	75,514
Glencore Funding LLC, 5.89%, 4/4/54(1)	265,000	258,422
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	462,000	466,447
Novelis, Inc., 6.875%, 1/30/30(1)	440,000	446,582
Rio Tinto Finance USA PLC, 5.00%, 3/14/32	316,000	317,535
Rio Tinto Finance USA PLC, 5.75%, 3/14/55	316,000	316,748
		3,871,177
7

	Principal Amount/Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	$655,000	$653,512
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	830,000	791,054
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	1,005,000	1,032,225
		2,476,791
Multi-Utilities — 0.4%
Dominion Energy, Inc., 4.90%, 8/1/41	553,000	499,533
Engie SA, 5.875%, 4/10/54(1)	545,000	543,296
Sempra, 3.25%, 6/15/27	357,000	346,150
WEC Energy Group, Inc., 5.60%, 9/12/26	163,000	165,404
		1,554,383
Oil, Gas and Consumable Fuels — 2.8%
3R Lux SARL, 9.75%, 2/5/31(1)	269,000	280,964
Antero Resources Corp., 7.625%, 2/1/29(1)	338,000	346,777
Cheniere Energy, Inc., 4.625%, 10/15/28	470,000	465,141
Columbia Pipelines Holding Co. LLC, 5.68%, 1/15/34(1)	530,000	528,380
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	400,000	413,180
Diamondback Energy, Inc., 6.25%, 3/15/33	370,000	391,421
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)	400,000	425,329
Energy Transfer LP, 6.55%, 12/1/33	658,000	703,920
Energy Transfer LP, 6.125%, 12/15/45	390,000	383,823
Eni SpA, 5.95%, 5/15/54(1)	339,000	331,889
Expand Energy Corp., 6.75%, 4/15/29(1)	957,000	969,659
Expand Energy Corp., 5.375%, 3/15/30	867,000	861,285
Geopark Ltd., 8.75%, 1/31/30(1)	595,000	563,395
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)	840,000	851,439
Matador Resources Co., 6.50%, 4/15/32(1)	300,000	297,554
Northern Natural Gas Co., 5.625%, 2/1/54(1)	175,000	171,743
Occidental Petroleum Corp., 5.375%, 1/1/32	310,000	305,658
Occidental Petroleum Corp., 6.45%, 9/15/36	200,000	206,027
Petroleos Mexicanos, 6.49%, 1/23/27	647,000	634,309
Petroleos Mexicanos, 6.50%, 3/13/27	790,000	773,395
Petroleos Mexicanos, 5.35%, 2/12/28	1,305,000	1,210,229
Shell Finance U.S., Inc., 4.375%, 5/11/45	235,000	200,547
SM Energy Co., 6.75%, 9/15/26	488,000	488,218
Sunoco LP, 7.00%, 5/1/29(1)	304,000	311,242
		12,115,524
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	311,000	291,669
Passenger Airlines — 1.1%
Air Canada, 3.875%, 8/15/26(1)	1,268,000	1,240,905
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	835,956	834,300
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	600,000	579,960
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	755,000	745,896
Latam Airlines Group SA, 7.875%, 4/15/30(1)	625,000	620,391
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	949,202	953,887
		4,975,339
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 5.50%, 2/22/44	175,000	174,292
Bristol-Myers Squibb Co., 5.55%, 2/22/54	460,000	453,650
		627,942
Real Estate Management and Development — 0.0%
Essential Properties LP, 2.95%, 7/15/31	186,000	161,408
8

	Principal Amount/Shares	Value
Semiconductors and Semiconductor Equipment — 1.0%
Broadcom, Inc., 5.20%, 4/15/32	$245,000	$248,673
Foundry JV Holdco LLC, 5.90%, 1/25/30(1)	470,000	487,117
Foundry JV Holdco LLC, 5.50%, 1/25/31(1)	300,000	305,054
Foundry JV Holdco LLC, 5.90%, 1/25/33(1)	266,000	270,925
Foundry JV Holdco LLC, 5.875%, 1/25/34(1)	210,000	210,710
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	300,000	307,495
Foundry JV Holdco LLC, 6.30%, 1/25/39(1)	247,000	256,165
Intel Corp., 3.90%, 3/25/30	630,000	600,432
Intel Corp., 5.15%, 2/21/34	320,000	314,412
Intel Corp., 5.70%, 2/10/53	270,000	248,367
Intel Corp., 5.60%, 2/21/54	252,000	229,323
Micron Technology, Inc., 5.80%, 1/15/35	720,000	737,609
		4,216,282
Software — 0.8%
AppLovin Corp., 5.375%, 12/1/31	375,000	377,054
AppLovin Corp., 5.95%, 12/1/54	296,000	290,946
Oracle Corp., 5.25%, 2/3/32	455,000	461,077
Oracle Corp., 3.60%, 4/1/40	768,000	604,384
Oracle Corp., 6.00%, 8/3/55	325,000	324,812
Oracle Corp., 5.50%, 9/27/64	265,000	240,435
Synopsys, Inc., 5.00%, 4/1/32	780,000	782,268
Synopsys, Inc., 5.70%, 4/1/55	307,000	305,041
		3,386,017
Specialized REITs — 0.4%
Crown Castle, Inc., 5.20%, 9/1/34	259,000	253,609
EPR Properties, 4.95%, 4/15/28	590,000	584,518
EPR Properties, 3.75%, 8/15/29	125,000	117,257
VICI Properties LP, 5.75%, 4/1/34	340,000	342,081
VICI Properties LP, 6.125%, 4/1/54	140,000	136,564
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	482,000	454,251
		1,888,280
Specialty Retail — 0.1%
Home Depot, Inc., 5.30%, 6/25/54	280,000	270,647
Lowe's Cos., Inc., 5.625%, 4/15/53	380,000	367,071
		637,718
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC/EMC Corp., 5.30%, 4/1/32(2)	201,000	202,363
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	324,000	320,790
		523,153
Textiles, Apparel and Luxury Goods — 0.1%
Tapestry, Inc., 5.50%, 3/11/35	502,000	496,379
Trading Companies and Distributors — 0.3%
Aircastle Ltd., 5.95%, 2/15/29(1)	420,000	432,086
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	175,000	178,548
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 6/15/32(1)	610,000	619,050
		1,229,684
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 6.70%, 12/15/33	542,000	581,636
TOTAL CORPORATE BONDS (Cost $141,261,422)		140,457,289
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 30.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Security — 0.0%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	13,661	13,365
9

	Principal Amount/Shares	Value
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 30.9%
FHLMC, 6.00%, 9/1/35	$120,925	$125,780
FHLMC, 2.00%, 6/1/36	1,701,051	1,550,006
FHLMC, 6.00%, 2/1/38	61,188	63,900
FHLMC, 3.50%, 2/1/49	1,926,216	1,760,365
FHLMC, 3.50%, 5/1/50	319,392	290,829
FHLMC, 2.50%, 10/1/50	1,542,222	1,283,970
FHLMC, 2.50%, 5/1/51	2,134,694	1,796,605
FHLMC, 3.50%, 5/1/51	581,489	527,553
FHLMC, 3.00%, 7/1/51	1,408,545	1,229,134
FHLMC, 2.00%, 8/1/51	1,826,686	1,465,846
FHLMC, 2.50%, 10/1/51	929,310	782,888
FHLMC, 3.00%, 12/1/51	437,758	381,382
FHLMC, 2.50%, 2/1/52	2,096,541	1,758,208
FHLMC, 3.00%, 2/1/52	2,035,196	1,784,413
FHLMC, 3.50%, 5/1/52	1,018,620	927,143
FHLMC, 4.00%, 5/1/52	992,078	933,783
FHLMC, 4.00%, 5/1/52	582,242	543,787
FHLMC, 4.00%, 6/1/52	2,507,393	2,360,053
FHLMC, 5.00%, 6/1/52	1,090,559	1,073,819
FHLMC, 5.00%, 7/1/52	681,671	676,803
FHLMC, 5.00%, 8/1/52	1,414,089	1,394,716
FHLMC, 4.50%, 10/1/52	2,626,690	2,519,924
FHLMC, 4.50%, 10/1/52	2,090,312	2,003,752
FHLMC, 4.50%, 10/1/52	812,484	778,870
FHLMC, 6.00%, 11/1/52	2,652,680	2,704,566
FHLMC, 5.50%, 12/1/52	608,278	611,822
FHLMC, 6.00%, 1/1/53	2,764,387	2,825,289
FHLMC, 6.50%, 11/1/53	1,633,952	1,692,200
FHLMC, 5.50%, 4/1/54	848,110	853,050
FNMA, 6.00%, 12/1/33	93,735	96,485
FNMA, 2.00%, 5/1/36	782,386	716,466
FNMA, 6.00%, 9/1/37	95,345	99,456
FNMA, 6.00%, 11/1/37	86,843	90,600
FNMA, 4.50%, 4/1/39	102,479	101,267
FNMA, 4.50%, 5/1/39	288,835	285,418
FNMA, 6.50%, 5/1/39	39,889	41,530
FNMA, 4.50%, 10/1/39	492,627	486,798
FNMA, 4.00%, 8/1/41	429,127	412,932
FNMA, 3.50%, 5/1/42	147,231	137,295
FNMA, 3.50%, 5/1/45	221,006	204,781
FNMA, 4.00%, 11/1/45	257,963	244,461
FNMA, 4.00%, 11/1/45	101,585	96,236
FNMA, 4.00%, 2/1/46	421,485	399,293
FNMA, 4.00%, 4/1/46	311,186	294,833
FNMA, 3.50%, 2/1/47	574,476	526,287
FNMA, 2.50%, 6/1/50	589,568	496,793
FNMA, 2.50%, 10/1/50	2,085,763	1,746,461
FNMA, 2.50%, 2/1/51	3,916,024	3,299,635
FNMA, 2.50%, 12/1/51	1,525,117	1,287,804
FNMA, 2.50%, 2/1/52	794,384	666,894
FNMA, 3.00%, 2/1/52	2,169,114	1,898,060
FNMA, 3.00%, 2/1/52	1,412,511	1,235,993
FNMA, 2.00%, 3/1/52	3,196,762	2,574,362
10

	Principal Amount/Shares	Value
FNMA, 3.00%, 3/1/52	$1,210,921	$1,062,392
FNMA, 3.00%, 4/1/52	1,827,070	1,598,767
FNMA, 3.50%, 4/1/52	1,633,866	1,475,285
FNMA, 3.50%, 4/1/52	651,415	588,244
FNMA, 4.00%, 4/1/52	1,684,129	1,575,143
FNMA, 4.00%, 4/1/52	581,524	547,357
FNMA, 4.00%, 4/1/52	526,656	492,858
FNMA, 3.00%, 5/1/52	1,287,027	1,136,110
FNMA, 3.50%, 5/1/52	2,276,309	2,062,105
FNMA, 3.50%, 5/1/52	1,290,095	1,165,899
FNMA, 4.00%, 5/1/52	1,605,030	1,498,950
FNMA, 3.00%, 6/1/52	1,259,721	1,102,300
FNMA, 3.00%, 6/1/52	507,128	447,661
FNMA, 3.50%, 6/1/52	1,481,260	1,359,323
FNMA, 4.50%, 7/1/52	477,765	458,000
FNMA, 5.00%, 8/1/52	1,629,351	1,603,081
FNMA, 4.50%, 9/1/52	802,566	776,411
FNMA, 5.00%, 9/1/52	1,040,920	1,031,513
FNMA, 5.50%, 10/1/52	1,536,224	1,538,647
FNMA, 5.50%, 1/1/53	3,107,223	3,115,863
FNMA, 5.50%, 1/1/53	3,045,999	3,048,684
FNMA, 6.50%, 1/1/53	2,407,142	2,496,082
FNMA, 5.50%, 3/1/53	689,032	695,002
FNMA, 4.00%, 4/1/53	2,183,218	2,054,938
FNMA, 4.50%, 8/1/53	581,486	561,159
FNMA, 6.00%, 9/1/53	1,607,523	1,639,121
FNMA, 6.00%, 9/1/53	1,559,332	1,599,647
FNMA, 5.50%, 3/1/54	3,632,755	3,637,082
FNMA, 6.00%, 5/1/54	1,886,759	1,922,935
GNMA, 2.50%, TBA	2,707,000	2,308,855
GNMA, 5.00%, TBA	1,853,000	1,822,793
GNMA, 5.50%, TBA	1,938,000	1,940,090
GNMA, 7.00%, 4/20/26	10	10
GNMA, 7.50%, 8/15/26	37	37
GNMA, 8.00%, 8/15/26	5	5
GNMA, 8.00%, 6/15/27	116	116
GNMA, 6.50%, 3/15/28	187	188
GNMA, 6.50%, 5/15/28	386	391
GNMA, 7.00%, 5/15/31	603	626
GNMA, 5.50%, 12/15/32	25,106	25,936
GNMA, 4.50%, 8/15/33	34,732	34,377
GNMA, 6.00%, 9/20/38	33,196	35,192
GNMA, 6.00%, 1/20/39	7,659	8,024
GNMA, 4.50%, 4/15/39	44,980	43,770
GNMA, 4.50%, 6/15/39	115,539	113,873
GNMA, 4.50%, 1/15/40	85,923	84,508
GNMA, 4.50%, 4/15/40	73,517	72,242
GNMA, 4.50%, 12/15/40	132,901	130,487
GNMA, 3.50%, 6/20/42	385,362	360,535
GNMA, 3.00%, 5/20/50	509,705	453,357
GNMA, 3.00%, 7/20/50	977,072	868,363
GNMA, 2.00%, 10/20/50	4,962,388	4,063,151
GNMA, 2.50%, 11/20/50	1,980,476	1,660,890
GNMA, 2.50%, 2/20/51	2,065,962	1,763,971
11

	Principal Amount/Shares	Value
GNMA, 3.50%, 6/20/51	$1,010,224	$929,834
GNMA, 3.00%, 7/20/51	2,147,772	1,904,373
GNMA, 4.00%, 9/20/52	3,620,354	3,395,635
GNMA, 4.50%, 9/20/52	3,476,733	3,340,753
GNMA, 4.50%, 10/20/52	3,408,653	3,274,632
UMBS, 4.00%, TBA	2,475,000	2,302,797
UMBS, 4.50%, TBA	6,732,000	6,439,991
		133,810,957
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $136,511,392)		133,824,322
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.1%
Private Sponsor Collateralized Mortgage Obligations — 7.7%
Angel Oak Mortgage Trust, Series 2024-3, Class A1, 4.80%, 11/26/68(1)	429,537	427,031
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A2, 6.10%, 12/1/63(1)	331,350	332,185
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A1, 6.29%, 2/25/64(1)	1,048,357	1,057,500
Chase Home Lending Mortgage Trust, Series 2024-6, Class A4, VRN, 6.00%, 5/25/55(1)	749,337	753,808
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	1,306,137	1,301,582
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	584,908	583,471
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,660	1,625
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2, 5.82%, 6/25/67(1)	725,578	723,913
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	1,091,320	1,104,202
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	1,846,970	1,842,373
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A5, VRN, 5.50%, 6/25/54(1)	904,546	902,189
COLT Mortgage Loan Trust, Series 2024-4, Class A2, 6.20%, 7/25/69(1)	1,214,638	1,220,983
Eagle RE Ltd., Series 2023-1, Class M1A, VRN, 6.34%, (30-day average SOFR plus 2.00%), 9/26/33(1)	404,387	405,912
GS Mortgage-Backed Securities Trust, Series 2025-PJ3, Class A4, VRN, 6.00%, 7/25/55(1)	776,928	779,988
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.17%, 2/25/32	8,646	8,415
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	1,132,728	1,128,696
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	859,542	857,629
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(1)	2,270,377	2,289,568
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	985,392	988,497
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	597,046	599,165
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	973,119	982,085
MFA Trust, Series 2023-NQM3, Class A1, SEQ, 6.62%, 7/25/68(1)	1,227,994	1,237,221
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(1)	231,999	234,629
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	751,676	761,466
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-2, Class A4, VRN, 6.00%, 6/25/53(1)	2,279,934	2,285,222
OBX Trust, Series 2024-NQM8, Class A1, 6.23%, 5/25/64(1)	692,665	701,482
PRKCM Trust, Series 2024-HOME1, Class A1, 6.43%, 5/25/59(1)	626,290	632,837
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(1)	1,547,573	1,542,100
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	507,684	506,539
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	658,623	656,277
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 6.00%, 3/25/54(1)	1,433,312	1,440,757
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(1)	1,722,360	1,728,539
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(1)	70,690	62,955
Verus Securitization Trust, Series 2022-INV1, Class A2, SEQ, 5.80%, 8/25/67(1)	700,519	699,991
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)	637,322	645,533
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	1,805,639	1,822,584
		33,248,949
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.34%, (30-day average SOFR plus 2.00%), 6/25/43(1)	296,723	298,120
FHLMC, Series 3397, Class GF, VRN, 4.96%, (30-day average SOFR plus 0.61%), 12/15/37	60,485	60,274
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	8,756,544	1,120,380
FNMA, Series 2023-R05, Class 1M1, VRN, 6.24%, (30-day average SOFR plus 1.90%), 6/25/43(1)	312,089	314,520
12

	Principal Amount/Shares	Value
GNMA, Series 2007-5, Class FA, VRN, 4.57%, (1-month SOFR plus 0.25%), 2/20/37	$81,853	$81,827
		1,875,121
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,855,911)		35,124,070
CONVERTIBLE PREFERRED SECURITIES — 6.3%
Banks — 5.5%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	1,461,000	1,483,485
Banco Bilbao Vizcaya Argentaria SA, 6.125%	400,000	385,403
Banco Santander SA, 4.75%	2,200,000	2,114,409
Barclays PLC, 6.125%	1,400,000	1,400,669
BNP Paribas SA, 4.625%(1)	1,214,000	1,167,654
Credit Agricole SA, 8.125%(1)	1,150,000	1,170,709
Danske Bank AS, 4.375%	1,895,000	1,852,205
HSBC Holdings PLC, 6.00%	1,380,000	1,374,349
ING Groep NV, 5.75%	1,825,000	1,812,166
Intesa Sanpaolo SpA, 7.70%(1)	1,765,000	1,767,306
Lloyds Banking Group PLC, 7.50%	1,385,000	1,393,160
NatWest Group PLC, 8.00%	860,000	865,116
NatWest Group PLC, 6.00%	870,000	870,780
Nordea Bank Abp, 6.625%(1)	2,145,000	2,156,894
Skandinaviska Enskilda Banken AB, 6.875%	800,000	812,500
Societe Generale SA, 4.75%(1)	1,704,000	1,655,371
Standard Chartered PLC, 6.00%(1)	1,400,000	1,401,546
		23,683,722
Capital Markets — 0.6%
Deutsche Bank AG, 4.79%	1,200,000	1,199,421
Deutsche Bank AG, 6.00%	400,000	396,515
UBS Group AG, 5.125%	1,278,000	1,269,492
		2,865,428
Insurance — 0.2%
Allianz SE, 3.50%(1)	800,000	774,066
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $27,124,273)		27,323,216
COLLATERALIZED LOAN OBLIGATIONS — 4.4%
AMMC CLO XII Ltd., Series 2013-12A, Class BR, VRN, 6.06%, (3-month SOFR plus 1.76%), 11/10/30(1)	$589,423	588,834
Apidos CLO XIIX Ltd., Series 2024-49A, Class B, VRN, 6.35%, (3-month SOFR plus 1.60%), 10/24/37(1)	1,500,000	1,497,247
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.78%, (1-month SOFR plus 1.46%), 11/15/36(1)	1,088,720	1,088,139
ARES LII CLO Ltd., Series 2019-52A, Class CRR, VRN, 5.85%, (3-month SOFR plus 1.55%), 4/22/31(1)	2,200,000	2,206,916
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, VRN, 5.57%, (3-month SOFR plus 1.27%), 7/25/36(1)	900,000	900,249
ARES XLVIII CLO Ltd., Series 2018-48A, Class B, VRN, 6.13%, (3-month SOFR plus 1.84%), 7/20/30(1)	1,000,000	999,033
Barings CLO Ltd., Series 2019-4A, Class BR, VRN, 6.15%, (3-month SOFR plus 1.85%), 7/15/37(1)	2,100,000	2,100,800
Barings CLO Ltd., Series 2020-1A, Class BR2, VRN, 5.95%, (3-month SOFR plus 1.65%), 1/15/38(1)	925,000	924,389
Birch Grove CLO 4 Ltd., Series 2022-4A, Class BR, VRN, 6.10%, (3-month SOFR plus 1.80%), 7/15/37(1)	1,440,000	1,434,288
Jamestown CLO XIV Ltd., Series 2019-14A, Class BRR, VRN, 6.07%, (3-month SOFR plus 1.75%), 10/20/34(1)	1,820,000	1,803,620
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 6.65%, (3-month SOFR plus 2.36%), 7/18/30(1)	600,000	600,348
Madison Park Funding XL Ltd., Series 9A, Class BR2, VRN, 6.07%, (3-month SOFR plus 1.76%), 5/28/30(1)	625,000	625,065
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 6.27%, (3-month SOFR plus 1.96%), 1/16/31(1)	500,000	500,179
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 6.36%, (3-month SOFR plus 2.06%), 1/15/30(1)	675,000	678,664
Trimaran CAVU Ltd., Series 2019-1A, Class BR, VRN, 5.97%, (3-month SOFR plus 1.65%), 1/20/37(1)	1,156,000	1,151,363
Trimaran CAVU Ltd., Series 2019-1A, Class CR, VRN, 6.27%, (3-month SOFR plus 1.95%), 1/20/37(1)	1,875,000	1,878,782
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $18,994,329)		18,977,916
U.S. TREASURY SECURITIES — 4.2%
U.S. Treasury Notes, 3.875%, 11/30/27	600,000	599,824
13

	Principal Amount/Shares	Value
U.S. Treasury Notes, 4.00%, 6/30/28	$3,000,000	$3,010,488
U.S. Treasury Notes, 4.00%, 2/28/30	4,000,000	4,009,688
U.S. Treasury Notes, 4.125%, 8/31/30(3)	4,500,000	4,529,531
U.S. Treasury Notes, 4.125%, 11/15/32	2,000,000	2,003,359
U.S. Treasury Notes, 4.625%, 2/15/35	4,000,000	4,132,813
TOTAL U.S. TREASURY SECURITIES (Cost $18,219,996)		18,285,703
ASSET-BACKED SECURITIES — 3.6%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	975,000	933,668
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(1)	308,715	312,071
Capital Automotive REIT, Series 2024-2A, Class A2, SEQ, 5.25%, 5/15/54(1)	816,406	810,449
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)	183,402	177,961
CyrusOne Data Centers Issuer I LLC, Series 2024-1A, Class A2, SEQ, 4.76%, 3/22/49(1)	1,500,000	1,465,766
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	750,000	722,474
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(1)	2,462,092	2,332,778
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)	267,752	263,996
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	671,995	625,710
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)	222,317	185,809
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	1,505,839	1,523,858
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	1,700,000	1,556,397
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(1)	988,129	997,695
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	700,000	719,016
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)	270,737	259,069
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)	575,000	572,407
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 5.85%, 1/25/64(1)	907,273	910,993
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)	1,000,000	1,040,996
TOTAL ASSET-BACKED SECURITIES (Cost $15,374,739)		15,411,113
PREFERRED SECURITIES — 2.5%
Banks — 1.1%
Bank of Nova Scotia, 4.90%	1,010,000	1,005,623
Citigroup, Inc., 3.875%	985,000	964,689
Citigroup, Inc., 4.00%	510,000	503,350
Citizens Financial Group, Inc., 5.65%	280,000	278,597
Comerica, Inc., 5.625%	965,000	961,401
Fifth Third Bancorp, 4.50%	1,100,000	1,092,725
M&T Bank Corp., 5.125%	46,000	45,640
		4,852,025
Capital Markets — 0.2%
Charles Schwab Corp., 4.00%	838,000	817,876
Charles Schwab Corp., 5.375%	80,000	79,916
		897,792
Construction Materials — 0.1%
Cemex SAB de CV, 9.125%(1)	546,000	554,822
Consumer Finance — 0.1%
American Express Co., 3.55%	545,000	527,687
Electric Utilities — 0.2%
Edison International, 5.00%	675,000	611,508
Edison International, 5.375%	106,000	101,713
		713,221
Insurance — 0.2%
Markel Group, Inc., 6.00%	640,000	637,292
Multi-Utilities — 0.2%
Sempra, 4.875%	845,000	839,029
14

	Principal Amount/Shares	Value
Oil, Gas and Consumable Fuels — 0.2%
BP Capital Markets PLC, 4.375%	416,000	$414,753
Energy Transfer LP, 6.50%	580,000	580,766
		995,519
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%(1)	1,010,000	993,561
TOTAL PREFERRED SECURITIES (Cost $11,015,122)		11,010,948
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	$304,000	246,498
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	388,000	321,505
Bank, Series 2021-BN36, Class D, VRN, 2.50%, 9/15/64(1)	387,896	282,009
Bank5, Series 2024-5YR7, Class AS, VRN, 6.49%, 6/15/57	1,042,000	1,085,838
BBCMS Mortgage Trust, Series 2019-C5, Class D, 2.50%, 11/15/52(1)	415,246	332,101
BBCMS Mortgage Trust, Series 2024-5C27, Class AS, SEQ, VRN, 6.41%, 7/15/57	1,337,000	1,393,745
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.10%, 7/15/51(1)	529,000	420,328
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	752,000	556,254
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	318,000	209,502
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.93%, (1-month SOFR plus 1.61%), 11/15/38(1)	469,000	466,661
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	625,000	508,568
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(1)	860,000	884,252
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	289,000	241,937
Morgan Stanley Capital I Trust, Series 2020-L4, Class D, 2.50%, 2/15/53(1)	628,000	454,110
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	1,097,000	998,181
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.20%, 7/15/39(1)	1,355,000	1,373,220
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)	970,000	990,344
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	240,000	214,882
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,556,793)		10,979,935
EXCHANGE-TRADED FUNDS — 1.9%
Invesco Senior Loan ETF	201,000	4,160,700
SPDR Blackstone Senior Loan ETF	100,500	4,133,565
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,468,783)		8,294,265
MUNICIPAL SECURITIES — 1.2%
California State University Rev., 2.98%, 11/1/51	$400,000	269,927
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 3.61%, 8/15/40 (AGM)	105,000	84,411
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	387,000	314,305
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	910,000	788,288
Houston GO, 3.96%, 3/1/47	255,000	217,708
Los Angeles Community College District GO, 6.75%, 8/1/49	130,000	146,430
Metropolitan St. Louis Sewer District Rev., Series C, 3.26%, 5/1/45	250,000	197,046
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	580,000	440,470
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	50,924
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	45,861
New York GO, Series B-1, 5.83%, 10/1/53	750,000	791,887
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	455,000	337,250
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	150,000	141,633
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	225,000	144,234
State of California GO, 4.60%, 4/1/38	140,000	134,094
State of California GO, 7.60%, 11/1/40	25,000	30,490
Sumter Landing Community Development District Rev., 5.57%, 10/1/40 (AGC)	65,000	66,285
Sumter Landing Community Development District Rev., 5.74%, 10/1/45 (AGC)	100,000	101,619
Sumter Landing Community Development District Rev., 5.82%, 10/1/54 (AGC)	185,000	188,180
15

	Principal Amount/Shares	Value
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	$460,000	$465,472
University of California Rev., 3.07%, 5/15/51	220,000	144,418
TOTAL MUNICIPAL SECURITIES (Cost $6,023,887)		5,100,932
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.8%
Chile — 0.1%
Chile Government International Bonds, 5.33%, 1/5/54	300,000	281,108
Colombia — 0.1%
Colombia Government International Bonds, 8.00%, 11/14/35	200,000	201,400
Colombia Government International Bonds, 7.75%, 11/7/36	200,000	194,464
		395,864
Jordan — 0.1%
Jordan Government International Bonds, 5.85%, 7/7/30(1)	690,000	638,016
Panama — 0.2%
Panama Government International Bonds, 6.875%, 1/31/36	1,110,000	1,070,234
Saudi Arabia — 0.3%
Saudi Government International Bonds, 5.375%, 1/13/31(1)	1,050,000	1,076,565
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $3,455,032)		3,461,787
SHORT-TERM INVESTMENTS — 3.9%
Commercial Paper(4) — 3.9%
Mainbeach Funding LLC, 4.45%, 4/1/25(1)	8,450,000	8,448,984
Overwatch Alpha Funding LLC, 4.45%, 4/1/25 (LOC: Bank of Nova Scotia)(1)	8,450,000	8,448,982
TOTAL SHORT-TERM INVESTMENTS (Cost $16,900,000)		16,897,966
TOTAL INVESTMENT SECURITIES — 102.7% (Cost $448,761,679)		445,149,462
OTHER ASSETS AND LIABILITIES — (2.7)%		(11,589,847)
TOTAL NET ASSETS — 100.0%		$433,559,615

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,164,613	ZAR	58,161,381	Citibank N.A.	6/18/25	$12,026
ZAR	54,972,148	USD	2,998,040	JPMorgan Chase Bank N.A.	6/18/25	(18,323)
						$(6,297)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Australian Treasury 10-Year Bonds	187	June 2025	$13,163,935	$123,123
U.S. Treasury 10-Year Notes	86	June 2025	9,564,813	30,426
U.S. Treasury 10-Year Ultra Notes	39	June 2025	4,450,875	43,190
U.S. Treasury Long Bonds	230	June 2025	26,974,687	(61,605)
U.S. Treasury Ultra Bonds	127	June 2025	15,525,750	(136,373)
			$69,680,060	$(1,239)
^Amount represents value and unrealized appreciation (depreciation).

16

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	167	June 2025	$34,597,703	$(59,924)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IO	–	Interest Only
LOC	–	Letter of Credit
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $169,068,353, which represented 39.0% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $2,469,099.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
17

Statement of Assets and Liabilities

MARCH 31, 2025
Assets
Investment securities, at value (cost of $448,761,679)	$445,149,462
Cash	409,511
Foreign currency holdings, at value (cost of $165,587)	166,087
Receivable for investments sold	9,960,617
Receivable for capital shares sold	1,214,127
Receivable for variation margin on futures contracts	184,649
Unrealized appreciation on forward foreign currency exchange contracts	12,026
Interest and dividends receivable	3,798,866
460,895,345

Liabilities
Payable for investments purchased	26,221,120
Payable for capital shares redeemed	886,725
Unrealized depreciation on forward foreign currency exchange contracts	18,323
Accrued management fees	195,472
Distribution and service fees payable	3,284
Dividends payable	10,806
27,335,730

Net Assets	$433,559,615

Net Assets Consist of:
Capital paid in	$528,493,245
Distributable earnings (loss)	(94,933,630)
$433,559,615

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$402,435,499	43,821,520	$9.18
I Class	$14,990,989	1,632,260	$9.18
A Class	$11,637,970	1,267,083	$9.18
C Class	$464,858	50,616	$9.18
R Class	$941,940	102,550	$9.19
R5 Class	$3,083,464	335,817	$9.18
G Class	$4,895	533	$9.18
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.61 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
18

Statement of Operations

YEAR ENDED MARCH 31, 2025
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $934)	$21,624,106
Dividends	176,540
21,800,646

Expenses:
Management fees	2,163,837
Distribution and service fees:
A Class	29,760
C Class	4,996
R Class	4,442
Trustees' fees and expenses	24,594
Other expenses	14,929
2,242,558
Fees waived - G Class	(15)
2,242,543

Net investment income (loss)	19,558,103

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(3,657,228)
Forward foreign currency exchange contract transactions	57,549
Futures contract transactions	(1,563,585)
Swap agreement transactions	161,696
Foreign currency translation transactions	(697)
(5,002,265)

Change in net unrealized appreciation (depreciation) on:
Investments	5,620,837
Forward foreign currency exchange contracts	(86,980)
Futures contracts	(144,364)
Translation of assets and liabilities in foreign currencies	3,331
5,392,824

Net realized and unrealized gain (loss)	390,559

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,948,662

See Notes to Financial Statements.
19

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2025 AND MARCH 31, 2024
Increase (Decrease) in Net Assets	March 31, 2025	March 31, 2024
Operations
Net investment income (loss)	$19,558,103	$17,036,981
Net realized gain (loss)	(5,002,265)	(24,687,046)
Change in net unrealized appreciation (depreciation)	5,392,824	13,478,450
Net increase (decrease) in net assets resulting from operations	19,948,662	5,828,385

Distributions to Shareholders
From earnings:
Investor Class	(18,525,717)	(15,217,394)
I Class	(608,084)	(844,492)
A Class	(554,179)	(504,367)
C Class	(19,515)	(15,541)
R Class	(39,152)	(32,397)
R5 Class	(137,273)	(311,731)
G Class	(259)	(220)
Decrease in net assets from distributions	(19,884,179)	(16,926,142)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	37,828,774	(8,316,024)

Net increase (decrease) in net assets	37,893,257	(19,413,781)

Net Assets
Beginning of period	395,666,358	415,080,139
End of period	$433,559,615	$395,666,358

See Notes to Financial Statements.
20

Notes to Financial Statements

MARCH 31, 2025

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Core Plus Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

21

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 81% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
22

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended March 31, 2025 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%
G Class		0.0500% to 0.1100%	0.00%(1)
(1)Effective annual management fee before waiver was 0.34%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended March 31, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended March 31, 2025 totaled $569,210,779, of which $208,263,487 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended March 31, 2025 totaled $538,078,942, of which $248,370,864 represented U.S. Treasury and Government Agency obligations.

23

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended March 31, 2025		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	5,068,107	$46,939,731	6,534,451	$59,345,480
Issued in reinvestment of distributions	2,002,234	18,382,288	1,654,667	15,090,645
Redeemed	(2,946,718)	(27,026,785)	(7,598,653)	(70,262,306)
	4,123,623	38,295,234	590,465	4,173,819
I Class
Sold	696,391	6,403,666	243,261	2,222,195
Issued in reinvestment of distributions	66,238	607,332	92,651	844,448
Redeemed	(795,605)	(7,269,229)	(1,050,816)	(9,574,280)
	(32,976)	(258,231)	(714,904)	(6,507,637)
A Class
Sold	144,060	1,327,176	225,577	2,047,365
Issued in reinvestment of distributions	58,865	540,411	53,679	489,476
Redeemed	(294,996)	(2,715,422)	(252,246)	(2,295,525)
	(92,071)	(847,835)	27,010	241,316
C Class
Sold	20,059	186,690	21,490	197,349
Issued in reinvestment of distributions	2,122	19,494	1,695	15,478
Redeemed	(18,220)	(168,448)	(44,058)	(402,427)
	3,961	37,736	(20,873)	(189,600)
R Class
Sold	33,946	311,035	36,396	332,392
Issued in reinvestment of distributions	4,225	38,811	3,523	32,090
Redeemed	(25,263)	(232,879)	(43,513)	(386,199)
	12,908	116,967	(3,594)	(21,717)
R5 Class
Sold	110,942	1,014,764	218,105	1,972,970
Issued in reinvestment of distributions	14,953	137,265	32,613	295,904
Redeemed	(72,802)	(667,385)	(911,881)	(8,281,299)
	53,093	484,644	(661,163)	(6,012,425)
G Class
Issued in reinvestment of distributions	28	259	24	220
Net increase (decrease)	4,068,566	$37,828,774	(783,035)	$(8,316,024)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

24

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$140,457,289	—
U.S. Government Agency Mortgage-Backed Securities	—	133,824,322	—
Collateralized Mortgage Obligations	—	35,124,070	—
Convertible Preferred Securities	—	27,323,216	—
Collateralized Loan Obligations	—	18,977,916	—
U.S. Treasury Securities	—	18,285,703	—
Asset-Backed Securities	—	15,411,113	—
Preferred Securities	—	11,010,948	—
Commercial Mortgage-Backed Securities	—	10,979,935	—
Exchange-Traded Funds	$8,294,265	—	—
Municipal Securities	—	5,100,932	—
Sovereign Governments and Agencies	—	3,461,787	—
Short-Term Investments	—	16,897,966	—
	$8,294,265	$436,855,197	—
Other Financial Instruments
Futures Contracts	$73,616	$123,123	—
Forward Foreign Currency Exchange Contracts	—	12,026	—
	$73,616	$135,149	—

Liabilities
Other Financial Instruments
Futures Contracts	$257,902	—	—
Forward Foreign Currency Exchange Contracts	—	$18,323	—
	$257,902	$18,323	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $4,887,500.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $3,836,742.

25

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $90,628,624 futures contracts purchased and $11,197,632 futures contracts sold.

Value of Derivative Instruments as of March 31, 2025

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$12,026	Unrealized depreciation on forward foreign currency exchange contracts	$18,323
Interest Rate Risk	Receivable for variation margin on futures contracts*	184,649	Payable for variation margin on futures contracts*	—
		$196,675		$18,323
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2025

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$161,696	Change in net unrealized appreciation (depreciation) on swap agreements	—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	57,549	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(86,980)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(1,563,585)	Change in net unrealized appreciation (depreciation) on futures contracts	(144,364)
		$(1,344,340)		$(231,344)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Ordinary income	$19,884,179	$16,926,142
Long-term capital gains	—	—

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The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$448,876,558
Gross tax appreciation of investments	$3,842,349
Gross tax depreciation of investments	(7,569,445)
Net tax appreciation (depreciation) of investments	(3,727,096)
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	108,925
Net tax appreciation (depreciation)	$(3,618,171)
Other book-to-tax adjustments	$(24,032)
Undistributed ordinary income	$179,807
Accumulated short-term capital losses	$(37,312,560)
Accumulated long-term capital losses	$(54,158,674)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gain (losses) on futures contracts. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025	$9.17	0.44	0.02	0.46	(0.45)	—	(0.45)	$9.18	5.12%	0.55%	0.55%	4.82%	4.82%	132%	$402,435
2024	$9.45	0.40	(0.28)	0.12	(0.40)	—	(0.40)	$9.17	1.37%	0.55%	0.55%	4.38%	4.38%	150%	$364,079
2023	$10.44	0.32	(0.99)	(0.67)	(0.32)	—	(0.32)	$9.45	(6.42)%	0.55%	0.55%	3.37%	3.37%	174%	$369,558
2022	$11.18	0.25	(0.62)	(0.37)	(0.27)	(0.10)	(0.37)	$10.44	(3.55)%	0.54%	0.54%	2.20%	2.20%	238%	$448,004
2021	$10.78	0.23	0.44	0.67	(0.27)	—	(0.27)	$11.18	6.17%	0.55%	0.58%	2.01%	1.98%	285%	$383,214
I Class
2025	$9.17	0.45	0.02	0.47	(0.46)	—	(0.46)	$9.18	5.23%	0.45%	0.45%	4.92%	4.92%	132%	$14,991
2024	$9.45	0.41	(0.28)	0.13	(0.41)	—	(0.41)	$9.17	1.47%	0.45%	0.45%	4.48%	4.48%	150%	$15,273
2023	$10.44	0.33	(0.99)	(0.66)	(0.33)	—	(0.33)	$9.45	(6.33)%	0.45%	0.45%	3.47%	3.47%	174%	$22,492
2022	$11.18	0.26	(0.62)	(0.36)	(0.28)	(0.10)	(0.38)	$10.44	(3.45)%	0.44%	0.44%	2.30%	2.30%	238%	$35,057
2021	$10.77	0.24	0.45	0.69	(0.28)	—	(0.28)	$11.18	6.26%	0.45%	0.48%	2.11%	2.08%	285%	$39,729
A Class
2025	$9.17	0.42	0.02	0.44	(0.43)	—	(0.43)	$9.18	4.86%	0.80%	0.80%	4.57%	4.57%	132%	$11,638
2024	$9.45	0.38	(0.28)	0.10	(0.38)	—	(0.38)	$9.17	1.11%	0.80%	0.80%	4.13%	4.13%	150%	$12,467
2023	$10.44	0.30	(1.00)	(0.70)	(0.29)	—	(0.29)	$9.45	(6.66)%	0.80%	0.80%	3.12%	3.12%	174%	$12,591
2022	$11.18	0.22	(0.62)	(0.40)	(0.24)	(0.10)	(0.34)	$10.44	(3.79)%	0.79%	0.79%	1.95%	1.95%	238%	$15,294
2021	$10.78	0.21	0.43	0.64	(0.24)	—	(0.24)	$11.18	5.91%	0.80%	0.83%	1.76%	1.73%	285%	$19,275
C Class
2025	$9.17	0.35	0.02	0.37	(0.36)	—	(0.36)	$9.18	4.08%	1.55%	1.55%	3.82%	3.82%	132%	$465
2024	$9.45	0.31	(0.28)	0.03	(0.31)	—	(0.31)	$9.17	0.36%	1.55%	1.55%	3.38%	3.38%	150%	$428
2023	$10.44	0.22	(0.99)	(0.77)	(0.22)	—	(0.22)	$9.45	(7.36)%	1.55%	1.55%	2.37%	2.37%	174%	$638
2022	$11.18	0.13	(0.62)	(0.49)	(0.15)	(0.10)	(0.25)	$10.44	(4.51)%	1.54%	1.54%	1.20%	1.20%	238%	$1,154
2021	$10.77	0.12	0.44	0.56	(0.15)	—	(0.15)	$11.18	5.20%	1.55%	1.58%	1.01%	0.98%	285%	$1,458
R Class
2025	$9.17	0.40	0.02	0.42	(0.40)	—	(0.40)	$9.19	4.72%	1.05%	1.05%	4.32%	4.32%	132%	$942
2024	$9.45	0.35	(0.28)	0.07	(0.35)	—	(0.35)	$9.17	0.86%	1.05%	1.05%	3.88%	3.88%	150%	$822
2023	$10.44	0.28	(1.00)	(0.72)	(0.27)	—	(0.27)	$9.45	(6.89)%	1.05%	1.05%	2.87%	2.87%	174%	$881
2022	$11.18	0.19	(0.62)	(0.43)	(0.21)	(0.10)	(0.31)	$10.44	(4.03)%	1.04%	1.04%	1.70%	1.70%	238%	$825
2021	$10.77	0.18	0.44	0.62	(0.21)	—	(0.21)	$11.18	5.64%	1.05%	1.08%	1.51%	1.48%	285%	$591

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2025	$9.17	0.46	0.02	0.48	(0.47)	—	(0.47)	$9.18	5.33%	0.35%	0.35%	5.02%	5.02%	132%	$3,083
2024	$9.45	0.42	(0.28)	0.14	(0.42)	—	(0.42)	$9.17	1.57%	0.35%	0.35%	4.58%	4.58%	150%	$2,593
2023	$10.43	0.34	(0.98)	(0.64)	(0.34)	—	(0.34)	$9.45	(6.15)%	0.35%	0.35%	3.57%	3.57%	174%	$8,916
2022	$11.17	0.27	(0.62)	(0.35)	(0.29)	(0.10)	(0.39)	$10.43	(3.36)%	0.34%	0.34%	2.40%	2.40%	238%	$10,737
2021	$10.77	0.26	0.43	0.69	(0.29)	—	(0.29)	$11.17	6.38%	0.35%	0.38%	2.21%	2.18%	285%	$10,817
G Class
2025	$9.16	0.49	0.03	0.52	(0.50)	—	(0.50)	$9.18	5.83%	0.01%	0.35%	5.36%	5.02%	132%	$5
2024	$9.44	0.45	(0.28)	0.17	(0.45)	—	(0.45)	$9.16	1.92%	0.01%	0.35%	4.92%	4.58%	150%	$5
2023	$10.43	0.34	(0.96)	(0.62)	(0.37)	—	(0.37)	$9.44	(5.92)%	0.01%	0.35%	3.91%	3.57%	174%	$5
2022	$11.17	0.30	(0.62)	(0.32)	(0.32)	(0.10)	(0.42)	$10.43	(3.04)%	0.01%	0.34%	2.73%	2.40%	238%	$504
2021(3)	$11.37	0.11	(0.16)	(0.05)	(0.15)	—	(0.15)	$11.17	(0.45)%	0.01%	0.35%	2.47%	2.13%	285%(4)	$45,097

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)November 4, 2020 (commencement of sale) through March 31, 2021.
(4)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Core Plus Fund and the Board of Trustees of American Century Investment Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Core Plus Fund (the “Fund”), one of the funds constituting the American Century Investment Trust, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the period ended March 31, 2021, were audited by other auditors, whose report, dated May 18, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
30

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92279 2505

Annual Financial Statements and Other Information

March 31, 2025

Diversified Bond Fund
Investor Class (ADFIX)
I Class (ACBPX)
Y Class (ADVYX)
A Class (ADFAX)
C Class (CDBCX)
R Class (ADVRX)
R5 Class (ADRVX)
R6 Class (ADDVX)
G Class (ACDOX)

Schedule of Investments

MARCH 31, 2025

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 35.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	$833,333	$815,239
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47	528,450	516,547
		1,331,786
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 35.5%
FHLMC, 6.00%, 9/1/35	826,766	859,958
FHLMC, 2.00%, 6/1/36	28,119,811	25,622,898
FHLMC, 6.00%, 2/1/38	473,773	494,775
FHLMC, 3.50%, 2/1/49	31,264,508	28,572,567
FHLMC, 3.00%, 1/1/50	22,006,466	19,095,448
FHLMC, 3.50%, 5/1/50	4,519,854	4,115,645
FHLMC, 2.50%, 5/1/51	7,786,783	6,553,525
FHLMC, 3.50%, 5/1/51	19,823,925	17,985,157
FHLMC, 3.00%, 7/1/51	11,268,359	9,833,071
FHLMC, 2.00%, 8/1/51	24,719,504	19,836,462
FHLMC, 2.50%, 8/1/51	23,064,818	19,341,057
FHLMC, 2.50%, 10/1/51	12,808,496	10,790,400
FHLMC, 3.00%, 12/1/51	17,227,341	15,008,754
FHLMC, 3.00%, 2/1/52	16,335,307	14,322,424
FHLMC, 3.50%, 5/1/52	12,504,251	11,381,309
FHLMC, 4.00%, 5/1/52	20,980,992	19,595,269
FHLMC, 4.00%, 5/1/52	15,345,796	14,444,063
FHLMC, 3.00%, 6/1/52	7,990,665	6,992,668
FHLMC, 4.00%, 6/1/52	33,775,735	31,791,001
FHLMC, 5.00%, 7/1/52	8,481,056	8,420,480
FHLMC, 4.50%, 8/1/52	6,148,794	5,940,538
FHLMC, 4.50%, 10/1/52	32,182,022	30,873,930
FHLMC, 4.50%, 10/1/52	29,833,621	28,598,204
FHLMC, 4.50%, 10/1/52	12,316,743	11,807,185
FHLMC, 5.50%, 11/1/52	8,302,128	8,324,765
FHLMC, 6.00%, 11/1/52	45,220,715	46,105,220
FHLMC, 5.50%, 12/1/52	7,653,623	7,698,206
FHLMC, 6.00%, 1/1/53	26,509,763	27,093,793
FHLMC, 6.50%, 11/1/53	25,309,197	26,211,431
FHLMC, 5.50%, 4/1/54	25,688,769	25,838,385
FNMA, 6.00%, 12/1/33	363,575	374,243
FNMA, 2.00%, 5/1/36	11,057,997	10,126,297
FNMA, 6.00%, 9/1/37	605,999	632,129
FNMA, 6.00%, 11/1/37	510,788	532,885
FNMA, 4.50%, 4/1/39	640,963	633,379
FNMA, 4.50%, 5/1/39	1,813,550	1,792,095
FNMA, 6.50%, 5/1/39	296,691	308,893
FNMA, 4.50%, 9/1/39	617,182	609,878
FNMA, 4.50%, 10/1/39	3,092,153	3,055,561
FNMA, 4.50%, 11/1/40	403,359	398,586
FNMA, 3.50%, 12/1/40	65,354	60,946
FNMA, 4.00%, 8/1/41	2,748,587	2,644,857
FNMA, 4.50%, 9/1/41	397,954	391,644
FNMA, 4.00%, 12/1/41	1,289,352	1,240,546
FNMA, 3.50%, 5/1/42	588,922	549,180
2

	Principal Amount/Shares	Value
FNMA, 4.00%, 11/1/45	$1,111,910	$1,053,710
FNMA, 4.00%, 11/1/45	933,370	884,225
FNMA, 4.00%, 2/1/46	1,717,652	1,627,213
FNMA, 4.00%, 4/1/46	2,604,237	2,467,385
FNMA, 3.00%, 5/1/50	2,740,739	2,431,649
FNMA, 2.50%, 6/1/50	22,996,468	19,377,708
FNMA, 2.50%, 10/1/50	34,348,339	28,760,723
FNMA, 2.50%, 12/1/50	10,142,895	8,455,953
FNMA, 2.50%, 2/1/51	22,489,450	18,949,570
FNMA, 2.00%, 3/1/51	3,265,131	2,598,361
FNMA, 3.00%, 6/1/51	1,361,963	1,198,515
FNMA, 2.50%, 12/1/51	21,627,716	18,262,388
FNMA, 2.00%, 2/1/52	6,580,434	5,318,809
FNMA, 2.50%, 2/1/52	9,462,913	7,944,220
FNMA, 3.00%, 2/1/52	35,055,156	30,674,633
FNMA, 3.00%, 2/1/52	16,243,876	14,213,920
FNMA, 2.00%, 3/1/52	43,271,740	34,846,868
FNMA, 2.50%, 3/1/52	26,731,826	22,502,316
FNMA, 3.00%, 4/1/52	10,258,437	8,976,588
FNMA, 3.50%, 4/1/52	7,995,311	7,219,966
FNMA, 4.00%, 4/1/52	20,578,066	19,246,384
FNMA, 4.00%, 4/1/52	9,016,860	8,487,078
FNMA, 4.00%, 4/1/52	6,435,847	6,022,831
FNMA, 3.00%, 5/1/52	15,685,190	13,845,939
FNMA, 3.50%, 5/1/52	31,577,825	28,606,304
FNMA, 3.50%, 5/1/52	26,384,668	23,844,635
FNMA, 3.50%, 5/1/52	23,784,356	21,780,299
FNMA, 4.00%, 5/1/52	31,605,668	29,516,782
FNMA, 3.00%, 6/1/52	6,398,972	5,648,616
FNMA, 3.50%, 6/1/52	26,335,714	24,167,758
FNMA, 4.50%, 7/1/52	17,193,841	16,482,515
FNMA, 5.00%, 8/1/52	48,928,286	48,139,402
FNMA, 4.50%, 9/1/52	11,596,905	11,218,959
FNMA, 5.00%, 9/1/52	13,375,446	13,254,571
FNMA, 5.00%, 10/1/52	45,887,759	45,136,049
FNMA, 5.50%, 10/1/52	23,222,979	23,259,612
FNMA, 5.00%, 1/1/53	21,015,176	20,669,760
FNMA, 5.50%, 1/1/53	46,149,496	46,190,182
FNMA, 5.50%, 1/1/53	44,540,321	44,664,164
FNMA, 6.50%, 1/1/53	38,201,236	39,612,718
FNMA, 5.00%, 2/1/53	10,301,580	10,160,367
FNMA, 6.00%, 9/1/53	26,492,485	27,013,242
FNMA, 6.00%, 9/1/53	25,696,626	26,360,997
FNMA, 5.50%, 3/1/54	51,719,588	51,781,182
FNMA, 6.00%, 5/1/54	28,555,551	29,103,059
GNMA, 2.50%, TBA	40,135,000	34,231,952
GNMA, 5.00%, TBA	28,137,000	27,678,318
GNMA, 5.50%, TBA	24,880,000	24,906,836
GNMA, 7.00%, 4/20/26	77	80
GNMA, 7.50%, 8/15/26	286	287
GNMA, 8.00%, 8/15/26	37	37
GNMA, 8.00%, 6/15/27	900	903
GNMA, 6.50%, 3/15/28	1,440	1,451
GNMA, 6.50%, 5/15/28	2,990	3,027
GNMA, 7.00%, 5/15/31	4,680	4,855
3

	Principal Amount/Shares	Value
GNMA, 6.00%, 7/15/33	$212,287	$217,258
GNMA, 4.50%, 8/15/33	399,377	395,296
GNMA, 6.00%, 9/20/38	167,360	177,422
GNMA, 6.00%, 1/20/39	61,850	64,804
GNMA, 6.00%, 2/20/39	64,046	67,105
GNMA, 4.50%, 4/15/39	307,524	299,258
GNMA, 4.50%, 6/15/39	478,610	471,710
GNMA, 5.00%, 9/15/39	15,391	15,620
GNMA, 5.00%, 10/15/39	240,877	244,106
GNMA, 4.50%, 1/15/40	451,751	444,313
GNMA, 4.00%, 11/20/40	616,738	592,364
GNMA, 4.00%, 12/15/40	238,382	226,430
GNMA, 4.50%, 12/15/40	908,540	892,040
GNMA, 4.50%, 6/15/41	181,816	178,297
GNMA, 3.50%, 6/20/42	4,615,260	4,317,923
GNMA, 3.00%, 5/20/50	7,888,363	7,016,303
GNMA, 3.00%, 7/20/50	20,896,377	18,571,458
GNMA, 2.00%, 10/20/50	52,887,852	43,304,015
GNMA, 2.50%, 11/20/50	28,115,487	23,578,542
GNMA, 2.50%, 2/20/51	20,110,759	17,171,084
GNMA, 3.50%, 2/20/51	1,942,250	1,782,578
GNMA, 3.50%, 6/20/51	14,077,923	12,957,655
GNMA, 3.00%, 7/20/51	19,505,701	17,295,199
GNMA, 4.00%, 9/20/52	47,953,825	44,977,287
GNMA, 4.50%, 9/20/52	34,226,565	32,887,909
GNMA, 4.50%, 10/20/52	46,256,431	44,437,731
UMBS, 4.00%, TBA	52,449,000	48,799,766
UMBS, 4.50%, TBA	113,900,000	108,959,436
		1,916,048,487
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,957,155,678)		1,917,380,273
CORPORATE BONDS — 23.2%
Aerospace and Defense — 0.3%
Boeing Co., 6.53%, 5/1/34	8,690,000	9,316,209
L3Harris Technologies, Inc., 4.85%, 4/27/35	4,655,000	4,496,855
Northrop Grumman Corp., 5.15%, 5/1/40	2,858,000	2,776,264
		16,589,328
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 6.25%, 5/6/29	7,005,000	7,232,041
GXO Logistics, Inc., 6.50%, 5/6/34	3,243,000	3,321,323
		10,553,364
Automobiles — 0.7%
American Honda Finance Corp., 4.95%, 1/9/26	8,290,000	8,315,695
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	5,540,000	5,754,667
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	4,461,000	4,373,510
Ford Motor Credit Co. LLC, 6.125%, 3/8/34	6,350,000	6,095,683
General Motors Financial Co., Inc., 5.60%, 6/18/31	4,150,000	4,152,870
General Motors Financial Co., Inc., 5.95%, 4/4/34	3,491,000	3,475,831
Hyundai Capital America, 6.50%, 1/16/29(1)	2,111,000	2,215,996
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)	2,932,000	2,912,274
		37,296,526
Banks — 3.4%
Bank of America Corp., VRN, 5.47%, 1/23/35	8,065,000	8,185,788
4

	Principal Amount/Shares	Value
Bank of America Corp., VRN, 5.51%, 1/24/36	$7,210,000	$7,340,556
Bank of Nova Scotia, VRN, 3.625%, 10/27/81	8,960,000	8,231,254
Banque Federative du Credit Mutuel SA, 5.54%, 1/22/30(1)	12,000,000	12,366,495
Barclays PLC, VRN, 5.09%, 2/25/29	9,405,000	9,473,477
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	4,135,000	4,209,096
BNP Paribas SA, VRN, 5.79%, 1/13/33(1)	2,752,000	2,814,738
BPCE SA, VRN, 7.00%, 10/19/34(1)	3,910,000	4,260,300
Citigroup, Inc., VRN, 5.61%, 3/4/56	3,540,000	3,460,285
Danske Bank AS, VRN, 5.71%, 3/1/30(1)	3,310,000	3,406,898
HSBC Holdings PLC, VRN, 4.58%, 6/19/29	5,463,000	5,415,948
Intesa Sanpaolo SpA, 3.875%, 7/14/27(1)	5,800,000	5,679,088
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29	11,845,000	12,403,752
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35	3,150,000	3,184,659
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	10,518,000	10,936,352
JPMorgan Chase & Co., VRN, 5.29%, 7/22/35	3,349,000	3,363,894
Royal Bank of Canada, VRN, 4.72%, 3/27/28	9,167,000	9,194,419
Royal Bank of Canada, VRN, 5.15%, 2/4/31	8,905,000	9,014,753
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	15,917,000	16,504,417
U.S. Bancorp, VRN, 5.73%, 10/21/26	4,465,000	4,491,536
U.S. Bancorp, VRN, 5.05%, 2/12/31	5,882,000	5,931,659
Wells Fargo & Co., VRN, 5.39%, 4/24/34	6,490,000	6,536,927
Wells Fargo & Co., VRN, 5.56%, 7/25/34	3,512,000	3,574,920
Wells Fargo & Co., VRN, 5.01%, 4/4/51	5,630,000	5,071,613
Westpac Banking Corp., VRN, 5.62%, 11/20/35	9,300,000	9,243,465
Zions Bancorp NA, VRN, 6.82%, 11/19/35	6,535,000	6,671,446
		180,967,735
Biotechnology — 0.4%
AbbVie, Inc., 2.95%, 11/21/26	5,400,000	5,287,436
AbbVie, Inc., 5.35%, 3/15/44	3,849,000	3,808,876
AbbVie, Inc., 5.40%, 3/15/54	2,768,000	2,720,675
AbbVie, Inc., 5.60%, 3/15/55	1,537,000	1,556,641
Amgen, Inc., 5.65%, 3/2/53	7,215,000	7,082,883
		20,456,511
Capital Markets — 1.9%
Blackstone Private Credit Fund, 7.30%, 11/27/28	1,772,000	1,874,827
Blackstone Private Credit Fund, 5.95%, 7/16/29	1,265,000	1,279,292
Blue Owl Capital Corp., 2.875%, 6/11/28	4,030,000	3,700,055
Blue Owl Capital Corp., 5.95%, 3/15/29	4,216,000	4,228,502
Blue Owl Credit Income Corp., 6.60%, 9/15/29(1)	8,220,000	8,356,617
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	5,345,000	5,332,634
Charles Schwab Corp., VRN, 6.14%, 8/24/34	2,530,000	2,694,103
Citadel Finance LLC, 5.90%, 2/10/30(1)	2,546,000	2,536,859
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	7,350,000	7,765,593
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30	3,222,000	3,202,846
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35	4,069,000	4,206,749
Goldman Sachs Group, Inc., VRN, 5.56%, 11/19/45	4,620,000	4,504,402
Golub Capital BDC, Inc., 7.05%, 12/5/28	4,543,000	4,747,915
HPS Corporate Lending Fund, 5.45%, 1/14/28(1)	2,520,000	2,509,996
HPS Corporate Lending Fund, 5.95%, 4/14/32(1)	4,332,000	4,275,071
Morgan Stanley, VRN, 5.16%, 4/20/29	4,106,000	4,162,416
Morgan Stanley, VRN, 6.41%, 11/1/29	3,540,000	3,737,000
Morgan Stanley, VRN, 6.63%, 11/1/34	9,890,000	10,790,964
Morgan Stanley, VRN, 5.83%, 4/19/35	2,310,000	2,394,933
Morgan Stanley, VRN, 5.52%, 11/19/55	2,380,000	2,326,687
5

	Principal Amount/Shares	Value
Northern Trust Corp., VRN, 3.375%, 5/8/32	$11,696,000	$11,302,101
State Street Corp., VRN, 5.75%, 11/4/26	4,465,000	4,495,156
		100,424,718
Chemicals — 0.0%
Dow Chemical Co., 4.375%, 11/15/42	2,015,000	1,658,043
Communications Equipment — 0.2%
Cisco Systems, Inc., 4.75%, 2/24/30	6,024,000	6,122,048
Cisco Systems, Inc., 5.50%, 2/24/55	3,903,000	3,932,440
		10,054,488
Construction Materials — 0.2%
CRH America Finance, Inc., 5.50%, 1/9/35	5,450,000	5,522,014
Martin Marietta Materials, Inc., 5.15%, 12/1/34	5,531,000	5,499,951
Vulcan Materials Co., 5.70%, 12/1/54	2,417,000	2,365,268
		13,387,233
Consumer Finance — 0.4%
Ally Financial, Inc., 8.00%, 11/1/31	9,743,000	10,861,859
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	2,301,000	2,381,887
Avolon Holdings Funding Ltd., 5.15%, 1/15/30(1)	2,052,000	2,035,431
OneMain Finance Corp., 7.125%, 3/15/26	3,154,000	3,202,245
OneMain Finance Corp., 7.50%, 5/15/31	2,674,000	2,723,068
		21,204,490
Diversified Consumer Services — 0.2%
Duke University, 3.30%, 10/1/46	3,000,000	2,238,760
Leland Stanford Junior University, 4.68%, 3/1/35	895,000	886,633
Novant Health, Inc., 3.17%, 11/1/51	3,800,000	2,514,188
Pepperdine University, 3.30%, 12/1/59	5,873,000	3,860,726
		9,500,307
Diversified REITs — 0.9%
Boston Properties LP, 2.55%, 4/1/32	17,120,000	14,113,427
Cousins Properties LP, 5.375%, 2/15/32	6,951,000	6,926,769
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	3,105,000	3,116,780
Kilroy Realty LP, 2.50%, 11/15/32	4,300,000	3,411,426
Kilroy Realty LP, 2.65%, 11/15/33	8,821,000	6,867,390
Piedmont Operating Partnership LP, 9.25%, 7/20/28	3,725,000	4,105,785
Piedmont Operating Partnership LP, 6.875%, 7/15/29	1,173,000	1,218,911
Piedmont Operating Partnership LP, 3.15%, 8/15/30	918,000	806,394
Trust Fibra Uno, 4.87%, 1/15/30(1)	2,487,000	2,329,589
Trust Fibra Uno, 7.70%, 1/23/32(1)	3,113,000	3,216,196
Trust Fibra Uno, 7.375%, 2/13/34(1)	4,540,000	4,566,178
		50,678,845
Diversified Telecommunication Services — 0.2%
AT&T, Inc., 6.375%, 3/1/41	1,090,000	1,161,825
AT&T, Inc., 5.45%, 3/1/47	4,645,000	4,426,636
Sprint Capital Corp., 6.875%, 11/15/28	3,699,000	3,950,205
Verizon Communications, Inc., 2.99%, 10/30/56	4,050,000	2,434,898
		11,973,564
Electric Utilities — 1.7%
Arizona Public Service Co., 5.70%, 8/15/34	4,527,000	4,618,055
Black Hills Corp., 6.00%, 1/15/35	3,166,000	3,279,126
Commonwealth Edison Co., 5.30%, 2/1/53	2,516,000	2,386,469
Duke Energy Corp., 5.00%, 8/15/52	1,585,000	1,384,054
Duke Energy Corp., 5.80%, 6/15/54	6,620,000	6,484,070
Duke Energy Florida LLC, 5.95%, 11/15/52	3,375,000	3,448,435
Duke Energy Progress LLC, 4.35%, 3/6/27	4,941,000	4,959,391
6

	Principal Amount/Shares	Value
Duke Energy Progress LLC, 4.15%, 12/1/44	$6,698,000	$5,496,463
Duke Energy Progress LLC, 5.35%, 3/15/53	2,320,000	2,210,215
Duke Energy Progress LLC, 5.55%, 3/15/55	3,030,000	2,966,157
Electricite de France SA, 6.375%, 1/13/55(1)	6,000,000	6,033,256
Florida Power & Light Co., 4.125%, 2/1/42	9,311,000	7,888,493
MidAmerican Energy Co., 5.85%, 9/15/54	15,842,000	16,291,910
NextEra Energy Capital Holdings, Inc., 5.30%, 3/15/32	4,490,000	4,564,320
Northern States Power Co., 5.10%, 5/15/53	4,035,000	3,744,413
Pacific Gas & Electric Co., 4.20%, 6/1/41	2,405,000	1,918,107
PECO Energy Co., 4.375%, 8/15/52	4,925,000	4,055,312
Public Service Electric & Gas Co., 5.50%, 3/1/55	5,732,000	5,654,681
Union Electric Co., 5.45%, 3/15/53	3,490,000	3,375,729
Vistra Operations Co. LLC, 6.00%, 4/15/34(1)	2,266,000	2,291,805
		93,050,461
Electronic Equipment, Instruments and Components — 0.1%
Keysight Technologies, Inc., 4.95%, 10/15/34	4,003,000	3,921,792
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	2,542,000	2,480,164
Warnermedia Holdings, Inc., 4.28%, 3/15/32	4,765,000	4,199,745
		6,679,909
Financial Services — 1.0%
Antares Holdings LP, 6.35%, 10/23/29(1)	11,010,000	11,024,504
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	4,350,000	4,389,842
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)	15,263,000	15,351,415
Corebridge Financial, Inc., 5.75%, 1/15/34	2,635,000	2,706,001
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	4,077,000	4,060,639
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	5,076,000	4,930,566
PayPal Holdings, Inc., 5.10%, 4/1/35	7,060,000	7,025,253
Voya Financial, Inc., 5.00%, 9/20/34	4,606,000	4,436,937
		53,925,157
Food Products — 0.7%
Flowers Foods, Inc., 5.75%, 3/15/35	5,675,000	5,726,712
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 4/20/35(1)	8,890,000	9,146,032
Kraft Heinz Foods Co., 5.00%, 6/4/42	4,575,000	4,173,222
Mars, Inc., 5.20%, 3/1/35(1)	8,020,000	8,063,191
Mars, Inc., 3.875%, 4/1/39(1)	1,689,000	1,459,667
Mars, Inc., 5.65%, 5/1/45(1)	4,800,000	4,813,307
Mars, Inc., 5.70%, 5/1/55(1)	2,807,000	2,806,635
		36,188,766
Gas Utilities — 0.1%
Boston Gas Co., 5.84%, 1/10/35(1)	2,052,000	2,105,374
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	2,634,000	2,545,155
		4,650,529
Ground Transportation — 0.4%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	6,206,000	6,299,090
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	1,756,000	1,673,146
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55	7,145,000	7,125,630
Union Pacific Corp., 3.55%, 8/15/39	7,446,000	6,203,860
United Rentals North America, Inc., 6.00%, 12/15/29(1)	2,380,000	2,421,005
		23,722,731
Health Care Equipment and Supplies — 0.1%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	6,640,000	6,732,821
Health Care Providers and Services — 1.4%
Cardinal Health, Inc., 5.35%, 11/15/34	9,540,000	9,578,987
7

	Principal Amount/Shares	Value
CVS Health Corp., 6.00%, 6/1/44	$7,130,000	$6,971,186
CVS Health Corp., 5.625%, 2/21/53	2,145,000	1,962,563
CVS Health Corp., VRN, 7.00%, 3/10/55	4,030,000	4,071,869
Duke University Health System, Inc., 3.92%, 6/1/47	2,697,000	2,161,044
HCA, Inc., 5.25%, 3/1/30	4,222,000	4,273,030
HCA, Inc., 6.20%, 3/1/55	1,993,000	1,980,098
Humana, Inc., 5.75%, 4/15/54	3,207,000	2,981,735
Icon Investments Six DAC, 6.00%, 5/8/34	4,671,000	4,773,518
IQVIA, Inc., 6.25%, 2/1/29	6,855,000	7,143,664
Kaiser Foundation Hospitals, 3.00%, 6/1/51	3,415,000	2,220,373
Tenet Healthcare Corp., 6.25%, 2/1/27	5,690,000	5,697,090
Tenet Healthcare Corp., 5.125%, 11/1/27	2,071,000	2,042,212
UnitedHealth Group, Inc., 5.50%, 7/15/44	6,109,000	6,021,253
UnitedHealth Group, Inc., 5.05%, 4/15/53	7,880,000	7,140,982
Universal Health Services, Inc., 5.05%, 10/15/34	7,211,000	6,840,286
		75,859,890
Hotels, Restaurants and Leisure — 0.7%
Carnival Corp., 4.00%, 8/1/28(1)	9,071,000	8,684,122
Carnival Corp., 5.75%, 3/15/30(1)	7,008,000	6,985,083
Expedia Group, Inc., 5.40%, 2/15/35	5,924,000	5,904,132
Hyatt Hotels Corp., 5.75%, 3/30/32	4,871,000	4,899,227
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	8,967,000	8,968,361
		35,440,925
Household Durables — 0.2%
DR Horton, Inc., 5.00%, 10/15/34	8,685,000	8,468,273
Meritage Homes Corp., 5.65%, 3/15/35	3,864,000	3,806,639
		12,274,912
Industrial Conglomerates — 0.1%
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(1)	5,425,000	5,273,121
Industrial REITs — 0.1%
LXP Industrial Trust, 6.75%, 11/15/28	2,667,000	2,822,582
Insurance — 0.7%
Allstate Corp., 5.55%, 5/9/35	2,564,000	2,633,132
American International Group, Inc., 4.375%, 6/30/50	3,240,000	2,689,998
American International Group, Inc., VRN, 5.75%, 4/1/48	2,255,000	2,247,100
Athene Global Funding, 5.53%, 7/11/31(1)	4,397,000	4,463,268
Beacon Funding Trust, 6.27%, 8/15/54(1)	4,760,000	4,749,574
CNO Financial Group, Inc., 6.45%, 6/15/34	3,306,000	3,450,363
High Street Funding Trust III, 5.81%, 2/15/55(1)	3,799,000	3,749,916
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	4,760,000	4,558,842
Lincoln National Corp., 7.00%, 6/15/40	5,050,000	5,694,311
MetLife, Inc., 6.40%, 12/15/66	3,100,000	3,149,715
Reinsurance Group of America, Inc., VRN, 6.65%, 9/15/55	1,927,000	1,902,238
		39,288,457
IT Services — 0.2%
Kyndryl Holdings, Inc., 3.15%, 10/15/31	8,795,000	7,727,197
Kyndryl Holdings, Inc., 4.10%, 10/15/41	2,956,000	2,293,499
		10,020,696
Machinery — 0.3%
AGCO Corp., 5.80%, 3/21/34	4,544,000	4,610,473
Ingersoll Rand, Inc., 5.70%, 8/14/33	3,057,000	3,156,777
Nordson Corp., 4.50%, 12/15/29	7,680,000	7,565,513
		15,332,763
8

	Principal Amount/Shares	Value
Metals and Mining — 0.4%
Glencore Funding LLC, 5.19%, 4/1/30(1)(2)	$1,250,000	$1,258,556
Glencore Funding LLC, 5.89%, 4/4/54(1)	3,480,000	3,393,620
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	5,715,000	5,770,013
Rio Tinto Finance USA PLC, 5.00%, 3/14/32	4,211,000	4,231,457
Rio Tinto Finance USA PLC, 5.75%, 3/14/55	4,210,000	4,219,961
		18,873,607
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	11,180,000	10,655,395
Multi-Utilities — 0.3%
Dominion Energy, Inc., 4.90%, 8/1/41	7,017,000	6,338,559
Engie SA, 5.875%, 4/10/54(1)	7,910,000	7,885,268
Sempra, 3.25%, 6/15/27	2,608,000	2,528,732
		16,752,559
Oil, Gas and Consumable Fuels — 2.1%
BP Capital Markets America, Inc., 3.06%, 6/17/41	3,565,000	2,620,049
Cheniere Energy, Inc., 4.625%, 10/15/28	5,865,000	5,804,369
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	5,740,000	5,929,126
Diamondback Energy, Inc., 6.25%, 3/15/33	4,965,000	5,252,441
Enbridge, Inc., VRN, 6.00%, 1/15/77	8,300,000	8,202,950
Energy Transfer LP, 6.55%, 12/1/33	7,966,000	8,521,919
Energy Transfer LP, 6.125%, 12/15/45	6,130,000	6,032,909
Eni SpA, 5.95%, 5/15/54(1)	5,504,000	5,388,546
Expand Energy Corp., 6.75%, 4/15/29(1)	13,195,000	13,369,546
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)	12,193,000	12,359,038
Northern Natural Gas Co., 5.625%, 2/1/54(1)	1,030,000	1,010,828
Occidental Petroleum Corp., 5.375%, 1/1/32	3,982,000	3,926,223
Occidental Petroleum Corp., 6.45%, 9/15/36	2,625,000	2,704,110
Petroleos Mexicanos, 6.49%, 1/23/27	5,652,000	5,541,137
Petroleos Mexicanos, 6.50%, 3/13/27	7,165,000	7,014,399
Petroleos Mexicanos, 5.35%, 2/12/28	13,150,000	12,195,030
Shell Finance U.S., Inc., 4.375%, 5/11/45	2,790,000	2,380,964
SM Energy Co., 6.75%, 9/15/26	4,530,000	4,532,028
		112,785,612
Passenger Airlines — 0.3%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	17,394,029	17,479,873
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 5.50%, 2/22/44	1,382,000	1,376,410
Bristol-Myers Squibb Co., 5.55%, 2/22/54	7,225,000	7,125,258
		8,501,668
Real Estate Management and Development — 0.0%
Essential Properties LP, 2.95%, 7/15/31	2,574,000	2,233,683
Semiconductors and Semiconductor Equipment — 1.1%
Broadcom, Inc., 5.20%, 4/15/32	3,270,000	3,319,026
Foundry JV Holdco LLC, 5.90%, 1/25/30(1)	6,670,000	6,912,915
Foundry JV Holdco LLC, 5.50%, 1/25/31(1)	4,457,000	4,532,090
Foundry JV Holdco LLC, 5.90%, 1/25/33(1)	3,175,000	3,233,786
Foundry JV Holdco LLC, 5.875%, 1/25/34(1)	2,740,000	2,749,259
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	4,447,000	4,558,104
Foundry JV Holdco LLC, 6.30%, 1/25/39(1)	3,632,000	3,766,767
Intel Corp., 3.90%, 3/25/30	8,445,000	8,048,640
Intel Corp., 5.15%, 2/21/34	4,215,000	4,141,401
Intel Corp., 5.70%, 2/10/53	3,535,000	3,251,763
Intel Corp., 5.60%, 2/21/54	3,314,000	3,015,784
9

	Principal Amount/Shares	Value
Micron Technology, Inc., 5.80%, 1/15/35	$9,605,000	$9,839,913
		57,369,448
Software — 0.8%
AppLovin Corp., 5.375%, 12/1/31	4,745,000	4,770,989
AppLovin Corp., 5.95%, 12/1/54	4,444,000	4,368,120
Oracle Corp., 5.25%, 2/3/32	6,013,000	6,093,317
Oracle Corp., 3.60%, 4/1/40	9,555,000	7,519,383
Oracle Corp., 6.00%, 8/3/55	4,340,000	4,337,486
Oracle Corp., 5.50%, 9/27/64	4,045,000	3,670,031
Synopsys, Inc., 5.00%, 4/1/32	10,141,000	10,170,482
Synopsys, Inc., 5.70%, 4/1/55	4,036,000	4,010,252
		44,940,060
Specialized REITs — 0.3%
Crown Castle, Inc., 5.20%, 9/1/34	3,657,000	3,580,877
EPR Properties, 4.95%, 4/15/28	7,880,000	7,806,781
EPR Properties, 3.75%, 8/15/29	990,000	928,672
VICI Properties LP, 5.75%, 4/1/34	4,255,000	4,281,049
VICI Properties LP, 6.125%, 4/1/54	2,120,000	2,067,973
		18,665,352
Specialty Retail — 0.2%
Home Depot, Inc., 5.30%, 6/25/54	3,908,000	3,777,451
Lowe's Cos., Inc., 5.625%, 4/15/53	4,765,000	4,602,880
		8,380,331
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC/EMC Corp., 5.30%, 4/1/32(2)	2,542,000	2,559,235
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	3,352,000	3,318,790
		5,878,025
Textiles, Apparel and Luxury Goods — 0.1%
Tapestry, Inc., 5.50%, 3/11/35	7,153,000	7,072,907
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.95%, 2/15/29(1)	2,870,000	2,952,585
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	2,540,000	2,591,504
		5,544,089
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 6.70%, 12/15/33	6,998,000	7,509,764
TOTAL CORPORATE BONDS (Cost $1,259,227,516)		1,252,573,037
U.S. TREASURY SECURITIES — 12.6%
U.S. Treasury Bonds, 4.50%, 5/15/38	10,000,000	10,198,828
U.S. Treasury Bonds, 3.50%, 2/15/39	30,500,000	27,824,101
U.S. Treasury Bonds, 4.375%, 11/15/39	5,000,000	4,976,758
U.S. Treasury Bonds, 4.625%, 2/15/40	8,400,000	8,582,109
U.S. Treasury Bonds, 1.375%, 11/15/40	4,000,000	2,601,250
U.S. Treasury Bonds, 1.875%, 2/15/41	2,500,000	1,754,980
U.S. Treasury Bonds, 3.75%, 8/15/41	11,000,000	10,030,625
U.S. Treasury Bonds, 3.00%, 5/15/42	16,000,000	13,036,875
U.S. Treasury Bonds, 3.25%, 5/15/42	11,500,000	9,721,767
U.S. Treasury Bonds, 3.375%, 8/15/42	18,500,000	15,866,641
U.S. Treasury Bonds, 4.00%, 11/15/42	6,500,000	6,065,820
U.S. Treasury Bonds, 3.875%, 5/15/43	10,000,000	9,131,055
U.S. Treasury Bonds, 4.375%, 8/15/43	32,000,000	31,195,000
U.S. Treasury Bonds, 4.75%, 11/15/43	49,100,000	50,175,980
U.S. Treasury Bonds, 4.50%, 2/15/44	30,000,000	29,650,781
U.S. Treasury Bonds, 4.625%, 5/15/44	16,000,000	16,056,563
10

	Principal Amount/Shares	Value
U.S. Treasury Bonds, 4.125%, 8/15/44	$10,000,000	$9,371,875
U.S. Treasury Bonds, 4.625%, 11/15/44	13,500,000	13,521,094
U.S. Treasury Bonds, 2.50%, 2/15/45	7,600,000	5,481,648
U.S. Treasury Bonds, 3.00%, 5/15/45	14,000,000	10,985,352
U.S. Treasury Bonds, 2.50%, 2/15/46	8,000,000	5,691,562
U.S. Treasury Bonds, 2.75%, 11/15/47	5,000,000	3,648,828
U.S. Treasury Bonds, 3.00%, 8/15/48	2,000,000	1,519,297
U.S. Treasury Notes, 4.25%, 3/15/27(3)	1,000,000	1,006,426
U.S. Treasury Notes, 0.50%, 8/31/27	3,000,000	2,767,676
U.S. Treasury Notes, 4.00%, 12/15/27	50,000,000	50,152,344
U.S. Treasury Notes, 4.25%, 1/15/28	35,000,000	35,332,227
U.S. Treasury Notes, 4.25%, 2/15/28	5,000,000	5,049,805
U.S. Treasury Notes, 4.00%, 6/30/28	18,000,000	18,062,930
U.S. Treasury Notes, 1.25%, 9/30/28	2,000,000	1,827,617
U.S. Treasury Notes, 4.00%, 2/28/30	87,000,000	87,210,703
U.S. Treasury Notes, 4.125%, 8/31/30	92,000,000	92,603,750
U.S. Treasury Notes, 4.375%, 11/30/30	40,000,000	40,735,938
U.S. Treasury Notes, 3.75%, 12/31/30(3)	27,000,000	26,638,242
U.S. Treasury Notes, 4.00%, 1/31/31(3)	15,000,000	14,984,180
U.S. Treasury Notes, 4.125%, 3/31/32	8,000,000	8,023,125
TOTAL U.S. TREASURY SECURITIES (Cost $693,871,950)		681,483,752
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.9%
Private Sponsor Collateralized Mortgage Obligations — 9.5%
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A1, 6.29%, 2/25/64(1)	16,343,141	16,485,676
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, SEQ, VRN, 3.25%, 10/25/63(1)	17,409,310	15,947,158
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(1)	17,760,980	17,864,740
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(1)	6,759,808	6,802,391
Chase Home Lending Mortgage Trust, Series 2024-6, Class A4, VRN, 6.00%, 5/25/55(1)	11,561,195	11,630,180
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	13,727,223	13,693,865
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	19,933,657	19,864,151
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	8,811,361	8,789,705
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	11,079	10,846
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	28,005,686	27,935,983
Citigroup Mortgage Loan Trust, Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(1)	14,875,000	14,982,930
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 3.51%, 2/25/50(1)	1,010,307	961,826
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A1, SEQ, VRN, 1.17%, 7/25/66(1)	3,629,835	3,006,595
EFMT, Series 2025-CES2, Class A1A, 5.66%, 2/25/60(1)	13,713,000	13,712,691
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(1)	11,771,121	10,853,376
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)	2,030,994	1,753,529
GCAT Trust, Series 2024-INV2, Class A6, SEQ, VRN, 6.00%, 6/25/54(1)	8,867,754	8,940,092
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	10,890,306	10,901,654
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(1)	1,804,461	1,623,564
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	17,148,998	17,087,955
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	13,220,574	13,191,149
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(1)	25,671,187	25,825,353
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)	10,939,107	10,995,275
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	15,351,377	15,399,736
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	14,800,457	14,936,833
JP Morgan Mortgage Trust, Series 2025-2, Class A4, VRN, 6.00%, 7/25/55(1)	21,005,287	21,133,222
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(1)	8,993,814	7,979,623
MFA Trust, Series 2021-NQM1, Class A3, VRN, 1.64%, 4/25/65(1)	2,913,978	2,722,231
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(1)	11,909,268	12,044,307
OBX Trust, Series 2024-HYB1, Class A1, SEQ, VRN, 3.65%, 3/25/53(1)	3,952,016	3,875,579
11

	Principal Amount/Shares	Value
OBX Trust, Series 2024-HYB2, Class A1, SEQ, VRN, 3.67%, 4/25/53(1)	$6,528,328	$6,450,897
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	5,881,659	5,936,820
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(1)	23,612,206	23,528,702
Provident Funding Mortgage Trust, Series 2025-1, Class A3, VRN, 5.50%, 2/25/55(1)	26,531,341	26,504,788
Rate Mortgage Trust, Series 2024-J1, Class A7, SEQ, VRN, 6.00%, 7/25/54(1)	10,630,560	10,676,075
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	6,441,483	6,428,893
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, SEQ, VRN, 6.31%, 3/25/54(1)	14,612,797	14,729,168
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	7,635,571	7,618,342
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	10,070,554	10,034,690
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(1)	16,218,233	16,276,418
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	8,314,192	8,284,396
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(1)	898,273	799,989
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.78%, 3/25/64(1)	19,153,264	19,349,841
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(1)	1,852,571	1,713,777
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(1)	2,185,913	2,022,454
		511,307,465
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.34%, (30-day average SOFR plus 2.00%), 6/25/43(1)	2,274,872	2,285,588
FHLMC, Series 3397, Class GF, VRN, 4.96%, (30-day average SOFR plus 0.61%), 12/15/37	657,384	655,092
FNMA, Series 2017-C03, Class 1M2C, VRN, 7.45%, (30-day average SOFR plus 3.11%), 10/25/29	1,790,000	1,830,060
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	135,062,214	17,280,900
GNMA, Series 2007-5, Class FA, VRN, 4.57%, (1-month SOFR plus 0.25%), 2/20/37	559,609	559,432
		22,611,072
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $532,239,402)		533,918,537
COLLATERALIZED LOAN OBLIGATIONS — 5.3%
ACREC LLC, Series 2023-FL2, Class A, VRN, 6.55%, (1-month SOFR plus 2.23%), 2/19/38(1)	8,344,409	8,359,032
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 6.16%, (3-month SOFR plus 1.86%), 7/15/30(1)	5,725,000	5,725,330
Canyon Capital CLO Ltd., Series 2022-2A, Class A1R, VRN, 5.49%, (3-month SOFR plus 1.18%), 4/15/38(1)	22,899,000	22,858,991
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 6.78%, (3-month SOFR plus 2.46%), 8/14/30(1)	8,150,000	8,168,422
Carlyle U.S. CLO Ltd., Series 2021-2A, Class B1R, VRN, 5.87%, (3-month SOFR plus 1.55%), 4/20/38(1)	5,900,000	5,864,548
Elmwood CLO 24 Ltd., Series 2023-3A, Class BR, VRN, 6.05%, (3-month SOFR plus 1.60%), 1/17/38(1)	27,275,000	27,193,857
Elmwood CLO 37 Ltd., Series 2024-13A, Class B, VRN, 5.79%, (3-month SOFR plus 1.50%), 1/17/38(1)	13,825,000	13,762,554
Elmwood CLO 37 Ltd., Series 2024-13A, Class C, VRN, 5.99%, (3-month SOFR plus 1.70%), 1/17/38(1)	13,825,000	13,828,369
GoldenTree Loan Management U.S. CLO 23 Ltd., Series 2024-23A, Class C, VRN, 6.08%, (3-month SOFR plus 1.75%), 1/20/39(1)	13,825,000	13,812,023
KKR CLO 18 Ltd., Series 2018, Class BR, VRN, 6.15%, (3-month SOFR plus 1.86%), 7/18/30(1)	9,725,000	9,718,943
KKR CLO 22 Ltd., Series 2022A, Class A, VRN, 5.70%, (3-month SOFR plus 1.41%), 7/20/31(1)	4,620,978	4,627,053
Madison Park Funding LXVIII Ltd., Series 2024-68A, Class C, VRN, 6.10%, (3-month SOFR plus 1.80%), 1/20/38(1)	13,825,000	13,827,530
Madison Park Funding XXIV Ltd., Series 2016-24A, Class AR2, VRN, 5.41%, (3-month SOFR plus 1.12%), 10/20/29(1)	6,096,981	6,092,051
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 6.09%, (3-month SOFR plus 1.78%), 1/25/38(1)	6,375,000	6,386,773
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 5.88%, (1-month SOFR plus 1.56%), 10/16/36(1)	17,817,000	17,597,487
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 6.27%, (3-month SOFR plus 1.96%), 1/16/31(1)	9,200,000	9,203,286
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class BR, VRN, 6.17%, (3-month SOFR plus 1.40%), 7/16/36(1)	6,850,000	6,826,952
Oaktree CLO Ltd., Series 2024-28A, Class C, VRN, 6.23%, (3-month SOFR plus 1.90%), 1/15/38(1)	18,425,000	18,461,506
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 6.05%, (3-month SOFR plus 1.76%), 7/19/30(1)	13,675,000	13,659,569
Palmer Square Loan Funding Ltd., Series 2025-1A, Class A2, VRN, 5.52%, (3-month SOFR plus 1.20%), 2/15/33(1)	7,400,000	7,400,000
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, VRN, 6.66%, (1-month SOFR plus 2.34%), 5/25/38(1)	2,630,851	2,628,751
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 6.23%, (3-month SOFR plus 1.91%), 8/15/30(1)	16,550,000	16,552,150
Sixth Street CLO VIII Ltd., Series 2017-8A, Class A2R2, VRN, 5.94%, (3-month SOFR plus 1.65%), 10/20/34(1)	21,525,000	21,482,021
12

	Principal Amount/Shares	Value
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 6.12%, (3-month SOFR plus 1.83%), 10/18/30(1)	$9,275,000	$9,262,751
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $283,639,234)		283,299,949
ASSET-BACKED SECURITIES — 4.8%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	10,582,000	10,133,405
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)	9,800,736	9,051,410
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(1)	8,915,681	9,012,621
Capital Automotive REIT, Series 2024-2A, Class A1, SEQ, 4.90%, 5/15/54(1)	13,098,333	13,043,467
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	11,800,000	11,366,923
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(1)	28,969,852	27,448,300
Enterprise Fleet Financing LLC, Series 2024-1, Class A2, SEQ, 5.23%, 3/20/30(1)	9,979,708	10,047,002
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	18,500,000	17,669,191
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	6,036,212	5,620,453
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(1)	7,132,747	5,959,460
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)	3,140,232	2,624,548
Hotwire Funding LLC, Series 2024-1A, Class A2, SEQ, 5.89%, 6/20/54(1)	10,375,000	10,571,980
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	22,715,000	20,796,209
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, SEQ, 5.84%, 9/15/39(1)	10,373,108	10,487,600
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(1)	11,647,012	11,720,006
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(1)	7,189,312	7,253,621
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	6,376,572	6,464,977
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(1)	15,261,107	15,408,848
RCKT Mortgage Trust, Series 2024-CES6, Class A1A, 5.34%, 9/25/44(1)	5,042,446	5,034,625
SCF Equipment Leasing LLC, Series 2024-1A, Class B, 5.56%, 4/20/32(1)	5,425,000	5,540,970
SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.82%, 9/20/32(1)	3,150,000	3,224,239
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(1)	1,313,720	1,281,935
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)	20,685,158	20,877,784
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)	9,075,000	9,034,080
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(1)	11,088,482	11,196,107
TOTAL ASSET-BACKED SECURITIES (Cost $264,489,649)		260,869,761
CONVERTIBLE PREFERRED SECURITIES — 2.7%
Banks — 2.3%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	6,000,000	5,781,041
Banco Santander SA, 4.75%	9,200,000	8,842,076
BNP Paribas SA, 4.625%(1)	4,925,000	4,736,981
Credit Agricole SA, 8.125%(1)	19,150,000	19,494,844
Danske Bank AS, 4.375%	12,000,000	11,729,004
ING Groep NV, 5.75%	9,000,000	8,936,711
Intesa Sanpaolo SpA, 7.70%(1)	8,450,000	8,461,039
Lloyds Banking Group PLC, 7.50%	7,000,000	7,041,244
Macquarie Bank Ltd., 6.125%(1)	11,742,000	11,814,002
NatWest Group PLC, 6.00%	6,360,000	6,365,704
Nordea Bank Abp, 6.625%(1)	8,535,000	8,582,326
Skandinaviska Enskilda Banken AB, 6.875%	8,600,000	8,734,375
Societe Generale SA, 4.75%(1)	11,906,000	11,566,225
		122,085,572
Capital Markets — 0.3%
Deutsche Bank AG, 4.79%	3,000,000	2,998,554
Deutsche Bank AG, 6.00%	6,800,000	6,740,750
UBS Group AG, 5.125%	6,396,000	6,353,419
		16,092,723
13

	Principal Amount/Shares	Value
Insurance — 0.1%
Allianz SE, 3.50%(1)	8,600,000	$8,321,207
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $146,500,003)		146,499,502
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
ARZ Trust, Series 2024-BILT, Class A, SEQ, 5.77%, 6/11/29(1)	$8,788,000	$8,976,373
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	22,036,000	22,796,458
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	11,969,000	12,544,654
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57	5,852,000	6,099,272
BX Trust, Series 2018-GW, Class A, VRN, 5.42%, (1-month SOFR plus 1.10%), 5/15/35(1)	9,307,000	9,289,892
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(1)	18,507,000	18,146,154
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(1)	9,714,000	9,864,647
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(1)	13,050,000	13,418,007
MIRA Trust, Series 2023-MILE, Class A, SEQ, 6.75%, 6/10/38(1)	13,305,000	13,912,267
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.76%, (1-month SOFR plus 1.44%), 3/15/42(1)	18,520,000	18,344,771
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $131,907,326)		133,392,495
PREFERRED SECURITIES — 2.2%
Banks — 1.3%
Bank of Nova Scotia, 4.90%	9,220,000	9,180,046
Citigroup, Inc., 3.875%	13,010,000	12,741,727
Citigroup, Inc., 4.00%	6,710,000	6,622,510
Citizens Financial Group, Inc., 5.65%	3,704,000	3,685,431
Comerica, Inc., 5.625%	12,765,000	12,717,396
Fifth Third Bancorp, 4.50%	8,985,000	8,925,577
M&T Bank Corp., 5.125%	611,000	606,219
Wells Fargo & Co., 3.90%	16,965,000	16,637,581
		71,116,487
Capital Markets — 0.5%
Charles Schwab Corp., 4.00%	11,074,000	10,808,066
Charles Schwab Corp., 5.00%	11,275,000	11,176,762
Charles Schwab Corp., 5.375%	2,445,000	2,442,441
		24,427,269
Consumer Finance — 0.1%
American Express Co., 3.55%	7,190,000	6,961,594
Multi-Utilities — 0.2%
Sempra, 4.875%	11,006,000	10,928,232
Oil, Gas and Consumable Fuels — 0.1%
BP Capital Markets PLC, 4.375%	6,000,000	5,982,015
TOTAL PREFERRED SECURITIES (Cost $118,914,191)		119,415,597
EXCHANGE-TRADED FUNDS — 1.5%
Invesco Senior Loan ETF	2,648,000	54,813,600
SPDR Blackstone Senior Loan ETF	662,200	27,236,286
TOTAL EXCHANGE-TRADED FUNDS (Cost $83,767,993)		82,049,886
MUNICIPAL SECURITIES — 1.0%
California State University Rev., 2.98%, 11/1/51	$4,000,000	2,699,269
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	6,048,000	4,911,923
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	10,765,000	9,325,188
Houston GO, 3.96%, 3/1/47	2,500,000	2,134,396
Los Angeles Community College District GO, 6.75%, 8/1/49	2,400,000	2,703,315
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,375,000	1,470,898
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	5,000,000	3,797,152
14

	Principal Amount/Shares	Value
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	$100,000	$101,847
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	970,000	1,112,122
New York City GO, 5.97%, 3/1/36	500,000	526,938
New York City GO, 6.27%, 12/1/37	335,000	360,760
New York State Dormitory Authority Rev., Series F, 3.19%, 2/15/43 (4)	500,000	385,871
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	5,645,000	4,184,126
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,300,000	2,171,705
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	4,120,000	2,641,080
State of California GO, 4.60%, 4/1/38	3,035,000	2,906,959
State of California GO, 7.60%, 11/1/40	455,000	554,928
Sumter Landing Community Development District Rev., 5.57%, 10/1/40 (AGC)	885,000	902,503
Sumter Landing Community Development District Rev., 5.74%, 10/1/45 (AGC)	1,330,000	1,351,528
Sumter Landing Community Development District Rev., 5.82%, 10/1/54 (AGC)	2,410,000	2,451,423
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	3,865,000	3,910,980
University of California Rev., 3.07%, 5/15/51	3,480,000	2,284,430
TOTAL MUNICIPAL SECURITIES (Cost $64,040,032)		52,889,341
U.S. GOVERNMENT AGENCY SECURITIES — 0.9%
FHLMC, 6.25%, 7/15/32	1,000,000	1,129,631
FNMA, 0.75%, 10/8/27	29,724,000	27,499,842
FNMA, 0.875%, 8/5/30	4,300,000	3,650,127
FNMA, 6.625%, 11/15/30	10,000,000	11,277,423
Tennessee Valley Authority, 1.50%, 9/15/31	4,000,000	3,392,423
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $50,009,010)		46,949,446
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Chile — 0.1%
Chile Government International Bonds, 5.33%, 1/5/54	4,940,000	4,628,903
Panama — 0.1%
Panama Government International Bonds, 6.875%, 1/31/36	8,800,000	8,484,740
Saudi Arabia — 0.3%
Saudi Government International Bonds, 5.375%, 1/13/31(1)	14,100,000	14,456,730
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $27,342,417)		27,570,373
SHORT-TERM INVESTMENTS — 1.9%
Commercial Paper(5) — 1.9%
Mainbeach Funding LLC, 4.45%, 4/1/25(1)	24,500,000	24,497,055
Overwatch Alpha Funding LLC, 4.45%, 4/1/25 (LOC: Bank of Nova Scotia)(1)	80,000,000	79,990,360
		104,487,415
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	91,996	91,996
TOTAL SHORT-TERM INVESTMENTS (Cost $104,591,996)		104,579,411
TOTAL INVESTMENT SECURITIES — 104.6% (Cost $5,717,696,397)		5,642,871,360
OTHER ASSETS AND LIABILITIES — (4.6)%		(249,004,652)
TOTAL NET ASSETS — 100.0%		$5,393,866,708

15

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Australian Treasury 10-Year Bonds	1,243	June 2025	$87,501,450	$835,023
U.S. Treasury 5-Year Notes	543	June 2025	58,728,844	129,812
U.S. Treasury 10-Year Notes	1,626	June 2025	180,841,687	585,845
U.S. Treasury 10-Year Ultra Notes	492	June 2025	56,149,500	590,978
U.S. Treasury Long Bonds	269	June 2025	31,548,656	27,663
U.S. Treasury Ultra Bonds	1,168	June 2025	142,788,000	(1,329,840)
			$557,558,137	$839,481
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1,702	June 2025	$352,606,533	$(669,681)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IO	–	Interest Only
LOC	–	Letter of Credit
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,662,357,743, which represented 30.8% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $15,516,425.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
16

Statement of Assets and Liabilities

MARCH 31, 2025
Assets
Investment securities, at value (cost of $5,717,696,397)	$5,642,871,360
Cash	95,400
Receivable for investments sold	178,186,684
Receivable for capital shares sold	719,137
Receivable for variation margin on futures contracts	1,158,608
Interest and dividends receivable	41,123,272
5,864,154,461

Liabilities
Payable for investments purchased	383,751,227
Payable for capital shares redeemed	85,762,742
Accrued management fees	630,959
Distribution and service fees payable	15,302
Dividends payable	127,523
470,287,753

Net Assets	$5,393,866,708

Net Assets Consist of:
Capital paid in	$6,476,653,662
Distributable earnings (loss)	(1,082,786,954)
$5,393,866,708

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$548,406,371	59,780,152	$9.17
I Class	$676,379,616	73,698,708	$9.18
Y Class	$216,494,091	23,583,527	$9.18
A Class	$46,025,680	5,016,716	$9.17
C Class	$4,367,668	476,502	$9.17
R Class	$4,036,531	440,091	$9.17
R5 Class	$5,599	610	$9.18
R6 Class	$119,968,098	13,065,929	$9.18
G Class	$3,778,183,054	411,541,952	$9.18
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.60 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
17

Statement of Operations

YEAR ENDED MARCH 31, 2025
Investment Income (Loss)
Income:
Interest	$293,946,753
Dividends	2,197,535
296,144,288

Expenses:
Management fees	22,035,708
Distribution and service fees:
A Class	145,646
C Class	62,583
R Class	20,392
Trustees' fees and expenses	366,080
Other expenses	221,378
22,851,787
Fees waived - G Class	(14,421,173)
8,430,614

Net investment income (loss)	287,713,674

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(68,234,506)
Forward foreign currency exchange contract transactions	793,841
Futures contract transactions	(14,689,596)
Swap agreement transactions	839,845
Foreign currency translation transactions	1,995
(81,288,421)

Change in net unrealized appreciation (depreciation) on:
Investments	90,203,547
Forward foreign currency exchange contracts	(547,895)
Futures contracts	523,793
Swap agreements	222,713
Translation of assets and liabilities in foreign currencies	(7,189)
90,394,969

Net realized and unrealized gain (loss)	9,106,548

Net Increase (Decrease) in Net Assets Resulting from Operations	$296,820,222

See Notes to Financial Statements.
18

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2025 AND MARCH 31, 2024
Increase (Decrease) in Net Assets	March 31, 2025	March 31, 2024
Operations
Net investment income (loss)	$287,713,674	$280,071,416
Net realized gain (loss)	(81,288,421)	(275,608,217)
Change in net unrealized appreciation (depreciation)	90,394,969	88,449,229
Net increase (decrease) in net assets resulting from operations	296,820,222	92,912,428

Distributions to Shareholders
From earnings:
Investor Class	(25,141,368)	(23,719,958)
I Class	(32,828,055)	(30,280,637)
Y Class	(9,611,097)	(6,030,070)
A Class	(2,446,221)	(2,646,902)
C Class	(216,053)	(234,872)
R Class	(161,301)	(154,708)
R5 Class	(253)	(219)
R6 Class	(5,987,893)	(6,301,123)
G Class	(215,288,134)	(209,482,285)
Decrease in net assets from distributions	(291,680,375)	(278,850,774)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(798,142,840)	167,257,018

Net increase (decrease) in net assets	(793,002,993)	(18,681,328)

Net Assets
Beginning of period	6,186,869,701	6,205,551,029
End of period	$5,393,866,708	$6,186,869,701

See Notes to Financial Statements.
19

Notes to Financial Statements

MARCH 31, 2025

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

20

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 40% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
21

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended March 31, 2025 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%
I Class		0.0500% to 0.1100%	0.39%
Y Class		0.0200% to 0.0800%	0.36%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%
R Class		0.2500% to 0.3100%	0.59%
R5 Class		0.0500% to 0.1100%	0.39%
R6 Class		0.0000% to 0.0600%	0.34%
G Class		0.0000% to 0.0600%	0.00%(1)
(1)Effective annual management fee before waiver was 0.34%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended March 31, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended March 31, 2025 totaled $9,101,692,670, of which $5,300,457,820 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended March 31, 2025 totaled $9,697,502,116, of which $6,431,556,444 represented U.S. Treasury and Government Agency obligations.

22

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended March 31, 2025		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	6,300,099	$57,945,651	20,980,105	$194,496,552
Issued in reinvestment of distributions	2,712,095	24,837,004	2,546,509	23,239,720
Redeemed	(12,158,694)	(111,387,732)	(23,199,391)	(212,498,175)
	(3,146,500)	(28,605,077)	327,223	5,238,097
I Class
Sold	27,448,003	252,155,518	35,560,874	325,523,735
Issued in reinvestment of distributions	3,469,568	31,797,360	3,204,687	29,230,203
Redeemed	(34,740,962)	(317,915,538)	(34,391,489)	(312,550,008)
	(3,823,391)	(33,962,660)	4,374,072	42,203,930
Y Class
Sold	9,019,579	82,496,000	7,536,955	68,947,597
Issued in reinvestment of distributions	1,048,304	9,611,007	660,348	6,029,944
Redeemed	(4,978,168)	(45,681,572)	(2,333,699)	(21,317,630)
	5,089,715	46,425,435	5,863,604	53,659,911
A Class
Sold	928,499	8,573,333	1,301,554	11,877,500
Issued in reinvestment of distributions	245,372	2,248,674	269,642	2,460,217
Redeemed	(3,586,793)	(33,176,949)	(1,989,428)	(18,149,286)
	(2,412,922)	(22,354,942)	(418,232)	(3,811,569)
C Class
Sold	96,140	885,774	239,411	2,196,023
Issued in reinvestment of distributions	23,167	211,964	25,387	231,223
Redeemed	(500,889)	(4,654,713)	(217,441)	(1,989,817)
	(381,582)	(3,556,975)	47,357	437,429
R Class
Sold	130,433	1,189,959	96,782	883,305
Issued in reinvestment of distributions	17,373	159,143	16,835	153,500
Redeemed	(162,344)	(1,491,551)	(167,765)	(1,505,819)
	(14,538)	(142,449)	(54,148)	(469,014)
R5 Class
Issued in reinvestment of distributions	28	253	24	219
R6 Class
Sold	4,585,094	42,030,307	6,050,489	55,758,798
Issued in reinvestment of distributions	645,285	5,906,620	682,021	6,227,707
Redeemed	(9,072,007)	(83,042,194)	(4,475,111)	(40,869,721)
	(3,841,628)	(35,105,267)	2,257,399	21,116,784
G Class
Sold	49,965,015	458,962,655	73,240,958	671,240,781
Issued in reinvestment of distributions	23,488,647	215,288,134	22,949,710	209,482,285
Redeemed	(152,384,856)	(1,395,091,947)	(91,292,280)	(831,841,835)
	(78,931,194)	(720,841,158)	4,898,388	48,881,231
Net increase (decrease)	(87,462,012)	$(798,142,840)	17,295,687	$167,257,018
23

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$1,917,380,273	—
Corporate Bonds	—	1,252,573,037	—
U.S. Treasury Securities	—	681,483,752	—
Collateralized Mortgage Obligations	—	533,918,537	—
Collateralized Loan Obligations	—	283,299,949	—
Asset-Backed Securities	—	260,869,761	—
Convertible Preferred Securities	—	146,499,502	—
Commercial Mortgage-Backed Securities	—	133,392,495	—
Preferred Securities	—	119,415,597	—
Exchange-Traded Funds	$82,049,886	—	—
Municipal Securities	—	52,889,341	—
U.S. Government Agency Securities	—	46,949,446	—
Sovereign Governments and Agencies	—	27,570,373	—
Short-Term Investments	91,996	104,487,415	—
	$82,141,882	$5,560,729,478	—
Other Financial Instruments
Futures Contracts	$1,334,298	$835,023	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,999,521	—	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $88,970,000.

24

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $72,167,905.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $901,534,395 futures contracts purchased and $135,343,623 futures contracts sold.

Value of Derivative Instruments as of March 31, 2025

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	$1,158,608	Payable for variation margin on futures contracts*	—

*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2025

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$839,845	Change in net unrealized appreciation (depreciation) on swap agreements	$222,713
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	793,841	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(547,895)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(14,689,596)	Change in net unrealized appreciation (depreciation) on futures contracts	523,793
		$(13,055,910)		$198,611

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

25

9. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Ordinary income	$291,680,375	$278,850,774
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$5,720,542,705
Gross tax appreciation of investments	$44,409,684
Gross tax depreciation of investments	(122,081,029)
Net tax appreciation (depreciation) of investments	(77,671,345)
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	835,023
Net tax appreciation (depreciation)	$(76,836,322)
Other book-to-tax adjustments	$(3,106,244)
Undistributed ordinary income	$1,883,337
Accumulated short-term capital losses	$(490,631,599)
Accumulated long-term capital losses	$(514,096,126)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Due to a shift in ownership of the fund, future capital loss carryover utilization in any given year is subject to Internal Revenue Code limitations. Any remaining accumulated gains after application of this limitation will be distributed to shareholders.

26

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025	$9.16	0.40	0.02	0.42	(0.41)	—	(0.41)	$9.17	4.66%	0.60%	0.60%	4.38%	4.38%	154%	$548,406
2024	$9.43	0.37	(0.27)	0.10	(0.37)	—	(0.37)	$9.16	1.15%	0.60%	0.60%	4.05%	4.05%	154%	$576,362
2023	$10.28	0.28	(0.85)	(0.57)	(0.28)	—	(0.28)	$9.43	(5.56)%	0.60%	0.60%	3.03%	3.03%	170%	$590,248
2022	$10.96	0.15	(0.55)	(0.40)	(0.17)	(0.11)	(0.28)	$10.28	(3.81)%	0.59%	0.59%	1.41%	1.41%	238%	$755,003
2021	$11.10	0.17	0.17	0.34	(0.17)	(0.31)	(0.48)	$10.96	2.95%	0.60%	0.60%	1.42%	1.42%	238%	$750,959
I Class
2025	$9.16	0.42	0.03	0.45	(0.43)	—	(0.43)	$9.18	4.98%	0.40%	0.40%	4.58%	4.58%	154%	$676,380
2024	$9.43	0.39	(0.27)	0.12	(0.39)	—	(0.39)	$9.16	1.35%	0.40%	0.40%	4.25%	4.25%	154%	$710,342
2023	$10.28	0.30	(0.86)	(0.56)	(0.29)	—	(0.29)	$9.43	(5.37)%	0.40%	0.40%	3.23%	3.23%	170%	$689,974
2022	$10.96	0.18	(0.56)	(0.38)	(0.19)	(0.11)	(0.30)	$10.28	(3.62)%	0.39%	0.39%	1.61%	1.61%	238%	$751,444
2021	$11.10	0.18	0.18	0.36	(0.19)	(0.31)	(0.50)	$10.96	3.06%	0.40%	0.40%	1.62%	1.62%	238%	$871,066
Y Class
2025	$9.17	0.42	0.02	0.44	(0.43)	—	(0.43)	$9.18	4.90%	0.37%	0.37%	4.61%	4.61%	154%	$216,494
2024	$9.44	0.39	(0.27)	0.12	(0.39)	—	(0.39)	$9.17	1.38%	0.37%	0.37%	4.28%	4.28%	154%	$169,502
2023	$10.29	0.30	(0.85)	(0.55)	(0.30)	—	(0.30)	$9.44	(5.33)%	0.37%	0.37%	3.26%	3.26%	170%	$119,167
2022	$10.96	0.18	(0.54)	(0.36)	(0.20)	(0.11)	(0.31)	$10.29	(3.50)%	0.36%	0.36%	1.64%	1.64%	238%	$141,842
2021	$11.11	0.18	0.17	0.35	(0.19)	(0.31)	(0.50)	$10.96	3.09%	0.37%	0.37%	1.65%	1.65%	238%	$115,357
A Class
2025	$9.16	0.38	0.01	0.39	(0.38)	—	(0.38)	$9.17	4.40%	0.85%	0.85%	4.13%	4.13%	154%	$46,026
2024	$9.43	0.35	(0.27)	0.08	(0.35)	—	(0.35)	$9.16	0.90%	0.85%	0.85%	3.80%	3.80%	154%	$68,066
2023	$10.28	0.25	(0.85)	(0.60)	(0.25)	—	(0.25)	$9.43	(5.79)%	0.85%	0.85%	2.78%	2.78%	170%	$74,013
2022	$10.96	0.13	(0.56)	(0.43)	(0.14)	(0.11)	(0.25)	$10.28	(4.05)%	0.84%	0.84%	1.16%	1.16%	238%	$89,094
2021	$11.10	0.13	0.18	0.31	(0.14)	(0.31)	(0.45)	$10.96	2.69%	0.85%	0.85%	1.17%	1.17%	238%	$113,848
C Class
2025	$9.15	0.31	0.03	0.34	(0.32)	—	(0.32)	$9.17	3.73%	1.60%	1.60%	3.38%	3.38%	154%	$4,368
2024	$9.42	0.28	(0.27)	0.01	(0.28)	—	(0.28)	$9.15	0.14%	1.60%	1.60%	3.05%	3.05%	154%	$7,853
2023	$10.27	0.18	(0.85)	(0.67)	(0.18)	—	(0.18)	$9.42	(6.51)%	1.60%	1.60%	2.03%	2.03%	170%	$7,638
2022	$10.95	0.04	(0.55)	(0.51)	(0.06)	(0.11)	(0.17)	$10.27	(4.78)%	1.59%	1.59%	0.41%	0.41%	238%	$7,795
2021	$11.09	0.05	0.17	0.22	(0.05)	(0.31)	(0.36)	$10.95	1.93%	1.60%	1.60%	0.42%	0.42%	238%	$10,550

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2025	$9.16	0.36	0.01	0.37	(0.36)	—	(0.36)	$9.17	4.14%	1.10%	1.10%	3.88%	3.88%	154%	$4,037
2024	$9.43	0.32	(0.27)	0.05	(0.32)	—	(0.32)	$9.16	0.64%	1.10%	1.10%	3.55%	3.55%	154%	$4,163
2023	$10.28	0.23	(0.85)	(0.62)	(0.23)	—	(0.23)	$9.43	(6.03)%	1.10%	1.10%	2.53%	2.53%	170%	$4,796
2022	$10.95	0.10	(0.54)	(0.44)	(0.12)	(0.11)	(0.23)	$10.28	(4.29)%	1.09%	1.09%	0.91%	0.91%	238%	$5,334
2021	$11.10	0.10	0.17	0.27	(0.11)	(0.31)	(0.42)	$10.95	2.44%	1.10%	1.10%	0.92%	0.92%	238%	$7,274
R5 Class
2025	$9.17	0.42	0.02	0.44	(0.43)	—	(0.43)	$9.18	4.86%	0.40%	0.40%	4.58%	4.58%	154%	$6
2024	$9.43	0.39	(0.26)	0.13	(0.39)	—	(0.39)	$9.17	1.45%	0.40%	0.40%	4.25%	4.25%	154%	$5
2023	$10.28	0.30	(0.86)	(0.56)	(0.29)	—	(0.29)	$9.43	(5.40)%	0.40%	0.40%	3.23%	3.23%	170%	$5
2022	$10.96	0.19	(0.57)	(0.38)	(0.19)	(0.11)	(0.30)	$10.28	(3.61)%	0.39%	0.39%	1.61%	1.61%	238%	$6
2021	$11.10	0.18	0.18	0.36	(0.19)	(0.31)	(0.50)	$10.96	3.15%	0.40%	0.40%	1.62%	1.62%	238%	$629
R6 Class
2025	$9.17	0.42	0.02	0.44	(0.43)	—	(0.43)	$9.18	4.92%	0.35%	0.35%	4.63%	4.63%	154%	$119,968
2024	$9.44	0.39	(0.27)	0.12	(0.39)	—	(0.39)	$9.17	1.40%	0.35%	0.35%	4.30%	4.30%	154%	$154,989
2023	$10.29	0.30	(0.85)	(0.55)	(0.30)	—	(0.30)	$9.44	(5.31)%	0.35%	0.35%	3.28%	3.28%	170%	$138,248
2022	$10.97	0.18	(0.55)	(0.37)	(0.20)	(0.11)	(0.31)	$10.29	(3.57)%	0.34%	0.34%	1.66%	1.66%	238%	$122,753
2021	$11.11	0.19	0.17	0.36	(0.19)	(0.31)	(0.50)	$10.97	3.20%	0.35%	0.35%	1.67%	1.67%	238%	$128,121
G Class
2025	$9.17	0.46	0.01	0.47	(0.46)	—	(0.46)	$9.18	5.27%	0.01%	0.35%	4.97%	4.63%	154%	$3,778,183
2024	$9.44	0.42	(0.27)	0.15	(0.42)	—	(0.42)	$9.17	1.75%	0.01%	0.35%	4.64%	4.30%	154%	$4,495,587
2023(3)	$9.85	0.30	(0.41)	(0.11)	(0.30)	—	(0.30)	$9.44	(1.10)%	0.01%	0.35%	3.67%	3.33%	170%(4)	$4,581,460

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)May 19, 2022 (commencement of sale) through March 31, 2023.
(4)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Diversified Bond Fund and the Board of Trustees of American Century Investment Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Diversified Bond Fund (the “Fund”), one of the funds constituting the American Century Investment Trust, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the period ended March 31, 2021, were audited by other auditors, whose report, dated May 18, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
29

Contact Us	americancentury.com
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Investor Services Representative	1-800-345-2021 or 816-531-5575
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92280 2505

Annual Financial Statements and Other Information

March 31, 2025

High Income Fund
Investor Class (AHIVX)
I Class (AHIIX)
Y Class (NPHIX)
A Class (AHIAX)
R5 Class (AHIEX)
R6 Class (AHIDX)
G Class (ACHFX)

Schedule of Investments

MARCH 31, 2025

	Principal Amount/Shares	Value
CORPORATE BONDS — 95.0%
Aerospace and Defense — 3.0%
AAR Escrow Issuer LLC, 6.75%, 3/15/29(1)	$500,000	$508,557
Axon Enterprise, Inc., 6.125%, 3/15/30(1)	1,425,000	1,441,708
Axon Enterprise, Inc., 6.25%, 3/15/33(1)	2,000,000	2,025,574
Boeing Co., 6.53%, 5/1/34	1,025,000	1,098,862
Boeing Co., 6.86%, 5/1/54	2,300,000	2,500,340
Boeing Co., 7.01%, 5/1/64	800,000	867,653
Bombardier, Inc., 7.125%, 6/15/26(1)	312,000	312,406
Bombardier, Inc., 7.875%, 4/15/27(1)	2,072,000	2,081,146
Bombardier, Inc., 6.00%, 2/15/28(1)	2,300,000	2,271,998
Bombardier, Inc., 7.50%, 2/1/29(1)	1,400,000	1,436,987
Bombardier, Inc., 8.75%, 11/15/30(1)	675,000	712,496
Bombardier, Inc., 7.25%, 7/1/31(1)	1,325,000	1,331,163
BWX Technologies, Inc., 4.125%, 4/15/29(1)	600,000	560,819
Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 2/15/32(1)	3,800,000	3,710,111
Goat Holdco LLC, 6.75%, 2/1/32(1)	925,000	906,172
Howmet Aerospace, Inc., 5.95%, 2/1/37	550,000	576,259
OneSky Flight LLC, 8.875%, 12/15/29(1)	1,000,000	1,011,640
Spirit AeroSystems, Inc., 4.60%, 6/15/28	1,600,000	1,536,117
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	1,860,000	1,986,530
Spirit AeroSystems, Inc., 9.75%, 11/15/30(1)	1,550,000	1,712,895
TransDigm, Inc., 5.50%, 11/15/27	10,568,000	10,455,645
TransDigm, Inc., 6.75%, 8/15/28(1)	4,450,000	4,520,550
TransDigm, Inc., 4.625%, 1/15/29	1,575,000	1,496,592
TransDigm, Inc., 6.375%, 3/1/29(1)	2,450,000	2,478,040
TransDigm, Inc., 4.875%, 5/1/29	2,250,000	2,139,050
TransDigm, Inc., 6.875%, 12/15/30(1)	1,875,000	1,917,834
TransDigm, Inc., 7.125%, 12/1/31(1)	225,000	231,770
TransDigm, Inc., 6.625%, 3/1/32(1)	2,975,000	3,016,633
TransDigm, Inc., 6.00%, 1/15/33(1)	1,525,000	1,502,708
Triumph Group, Inc., 9.00%, 3/15/28(1)	710,000	747,298
		57,095,553
Air Freight and Logistics — 0.1%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	375,000	375,156
Rand Parent LLC, 8.50%, 2/15/30(1)	1,025,000	1,016,259
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(1)	475,000	484,583
		1,875,998
Automobile Components — 1.2%
Adient Global Holdings Ltd., 8.25%, 4/15/31(1)	1,275,000	1,236,899
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	825,000	826,740
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)	1,350,000	1,364,040
Dana, Inc., 4.50%, 2/15/32	1,475,000	1,344,230
Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28(1)	500,000	487,843
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)	2,825,000	2,151,703
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 5/31/32(1)	950,000	940,330
Goodyear Tire & Rubber Co., 5.00%, 7/15/29	1,175,000	1,091,159
Goodyear Tire & Rubber Co., 5.25%, 7/15/31	2,704,000	2,449,276
Goodyear Tire & Rubber Co., 5.625%, 4/30/33	775,000	693,410
IHO Verwaltungs GmbH, 7.75% Cash or 8.50% PIK, 11/15/30(1)	950,000	936,995

	Principal Amount/Shares	Value
IHO Verwaltungs GmbH, 8.00% Cash or 8.75% PIK, 11/15/32(1)	$1,448,000	$1,412,956
Patrick Industries, Inc., 4.75%, 5/1/29(1)	1,850,000	1,737,963
Phinia, Inc., 6.625%, 10/15/32(1)	1,050,000	1,031,306
Tenneco, Inc., 8.00%, 11/17/28(1)	2,675,000	2,553,513
ZF North America Capital, Inc., 7.125%, 4/14/30(1)	282,000	271,732
ZF North America Capital, Inc., 6.75%, 4/23/30(1)	1,200,000	1,141,685
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	600,000	557,375
		22,229,155
Automobiles — 0.3%
Aston Martin Capital Holdings Ltd., 10.00%, 3/31/29(1)	800,000	724,109
Mclaren Finance PLC, 7.50%, 8/1/26(1)	600,000	597,000
Nissan Motor Acceptance Co. LLC, 5.55%, 9/13/29(1)	325,000	321,882
Nissan Motor Co. Ltd., 4.35%, 9/17/27(1)	325,000	316,178
Nissan Motor Co. Ltd., 4.81%, 9/17/30(1)	1,425,000	1,354,409
Thor Industries, Inc., 4.00%, 10/15/29(1)	975,000	879,343
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	885,000	876,001
		5,068,922
Banks — 1.6%
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	2,300,000	2,295,938
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	2,875,000	2,863,042
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	2,525,000	2,714,201
Freedom Mortgage Corp., 12.25%, 10/1/30(1)	300,000	330,802
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	1,500,000	1,524,523
LD Holdings Group LLC, 8.75%, 11/1/27(1)	777,000	707,198
LD Holdings Group LLC, 6.125%, 4/1/28(1)	875,000	694,534
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	1,975,000	1,960,285
Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29(1)	1,800,000	1,826,276
Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30(1)	1,675,000	1,679,081
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	700,000	700,398
Nationstar Mortgage Holdings, Inc., 7.125%, 2/1/32(1)	775,000	805,722
PHH Escrow Issuer LLC/PHH Corp., 9.875%, 11/1/29(1)	1,173,000	1,133,141
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/1/29(1)	1,450,000	1,338,342
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	975,000	874,541
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(1)	3,750,000	3,219,724
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	2,200,000	2,162,527
United Wholesale Mortgage LLC, 5.75%, 6/15/27(1)	800,000	787,300
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	1,950,000	1,881,679
UWM Holdings LLC, 6.625%, 2/1/30(1)	675,000	670,131
		30,169,385
Beverages — 0.2%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	1,600,000	1,597,108
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.375%, 4/30/29(1)	2,550,000	2,442,645
		4,039,753
Biotechnology — 0.1%
AbbVie, Inc., 5.20%, 3/15/35	575,000	584,398
AbbVie, Inc., 5.60%, 3/15/55	1,100,000	1,114,057
Grifols SA, 4.75%, 10/15/28(1)	725,000	670,362
		2,368,817
Broadline Retail — 0.7%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)	1,925,000	1,910,360
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	830,000	806,156
Macy's Retail Holdings LLC, 4.50%, 12/15/34	250,000	200,254
Macy's Retail Holdings LLC, 6.375%, 3/15/37	900,000	750,792
Macy's Retail Holdings LLC, 5.125%, 1/15/42	2,575,000	1,757,542

	Principal Amount/Shares	Value
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	$300,000	$294,359
Match Group Holdings II LLC, 4.625%, 6/1/28(1)	275,000	264,130
Millennium Escrow Corp., 6.625%, 8/1/26(1)	1,075,000	763,310
Nordstrom, Inc., 4.375%, 4/1/30	300,000	268,808
QVC, Inc., 6.875%, 4/15/29(1)	491,000	336,892
QVC, Inc., 5.45%, 8/15/34	650,000	323,815
Rakuten Group, Inc., 11.25%, 2/15/27(1)	600,000	651,279
Rakuten Group, Inc., 9.75%, 4/15/29(1)	2,575,000	2,800,540
Saks Global Enterprises LLC, 11.00%, 12/15/29(1)	2,575,000	2,089,584
Wayfair LLC, 7.25%, 10/31/29(1)	521,000	500,214
		13,718,035
Building Products — 1.9%
Advanced Drainage Systems, Inc., 6.375%, 6/15/30(1)	1,025,000	1,030,368
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(1)	725,000	745,016
APi Group DE, Inc., 4.125%, 7/15/29(1)	1,975,000	1,831,856
APi Group DE, Inc., 4.75%, 10/15/29(1)	750,000	700,773
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,950,000	1,865,411
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	5,975,000	5,349,755
Builders FirstSource, Inc., 6.375%, 6/15/32(1)	3,900,000	3,914,417
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	4,875,000	4,843,603
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	725,000	443,153
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	1,375,000	1,377,328
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/31(1)	525,000	529,004
Griffon Corp., 5.75%, 3/1/28	2,950,000	2,890,064
JELD-WEN, Inc., 7.00%, 9/1/32(1)	1,150,000	1,021,585
Masterbrand, Inc., 7.00%, 7/15/32(1)	575,000	574,598
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	1,250,000	1,239,691
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)	550,000	495,738
Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 4/15/30(1)	550,000	494,422
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	2,050,000	2,051,759
Standard Industries, Inc., 5.00%, 2/15/27(1)	600,000	591,104
Standard Industries, Inc., 4.75%, 1/15/28(1)	550,000	532,889
Standard Industries, Inc., 4.375%, 7/15/30(1)	2,300,000	2,124,093
Standard Industries, Inc., 3.375%, 1/15/31(1)	250,000	217,572
Wilsonart LLC, 11.00%, 8/15/32(1)	1,775,000	1,631,377
		36,495,576
Capital Markets — 1.7%
AG Issuer LLC, 6.25%, 3/1/28(1)	900,000	885,819
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	350,000	359,148
Coinbase Global, Inc., 3.375%, 10/1/28(1)	5,775,000	5,217,643
Coinbase Global, Inc., 3.625%, 10/1/31(1)	6,546,000	5,544,359
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	1,500,000	1,416,249
Compass Group Diversified Holdings LLC, 5.00%, 1/15/32(1)	825,000	739,635
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	475,000	468,887
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26	1,705,000	1,689,837
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	3,092,000	2,943,526
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/29	1,367,000	1,360,531
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/1/29	525,000	437,996
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 10.00%, 11/15/29(1)	500,000	497,123
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.00%, 6/15/30	1,300,000	1,230,680
Iliad Holding SASU, 7.00%, 10/15/28(1)	400,000	405,161
Iliad Holding SASU, 8.50%, 4/15/31(1)	750,000	787,337
Iliad Holding SASU, 7.00%, 4/15/32(1)	1,000,000	1,002,572
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)	1,925,000	1,819,603

	Principal Amount/Shares	Value
Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/31(1)	$400,000	$411,206
Jane Street Group/JSG Finance, Inc., 6.125%, 11/1/32(1)	2,300,000	2,264,770
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	2,050,000	1,925,630
LCM Investments Holdings II LLC, 8.25%, 8/1/31(1)	800,000	831,165
StoneX Group, Inc., 7.875%, 3/1/31(1)	325,000	339,537
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(1)	650,000	668,370
		33,246,784
Chemicals — 3.2%
ASP Unifrax Holdings, Inc., 5.85% Cash plus 1.25% PIK, 9/30/29(1)	360,009	178,204
Avient Corp., 7.125%, 8/1/30(1)	1,625,000	1,658,823
Avient Corp., 6.25%, 11/1/31(1)	900,000	892,295
Axalta Coating Systems Dutch Holding B BV, 7.25%, 2/15/31(1)	600,000	619,550
Calderys Financing II LLC, 11.75% Cash or 12.50% PIK, 6/1/28(1)	600,000	596,272
Celanese U.S. Holdings LLC, 6.42%, 7/15/27	382,000	388,569
Celanese U.S. Holdings LLC, 6.58%, 7/15/29	800,000	826,474
Celanese U.S. Holdings LLC, 6.80%, 11/15/30	350,000	363,013
Celanese U.S. Holdings LLC, 6.63%, 7/15/32	3,896,000	4,003,654
Celanese U.S. Holdings LLC, 6.95%, 11/15/33	3,875,000	4,053,099
Chemours Co., 5.375%, 5/15/27	1,625,000	1,586,752
Chemours Co., 5.75%, 11/15/28(1)	2,200,000	2,032,109
Chemours Co., 4.625%, 11/15/29(1)	1,175,000	1,004,514
Chemours Co., 8.00%, 1/15/33(1)	400,000	374,499
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	550,000	533,048
Consolidated Energy Finance SA, 5.625%, 10/15/28(1)	625,000	538,184
FXI Holdings, Inc., 12.25%, 11/15/26(1)	3,195,000	2,971,350
FXI Holdings, Inc., 12.25%, 11/15/26(1)	1,117,000	1,047,134
Herens Holdco SARL, 4.75%, 5/15/28(1)	1,000,000	900,844
INEOS Finance PLC, 6.75%, 5/15/28(1)	800,000	801,276
INEOS Finance PLC, 7.50%, 4/15/29(1)	300,000	298,917
Innophos Holdings, Inc., 11.50%, 6/15/29(1)	2,575,000	2,635,770
Mativ Holdings, Inc., 8.00%, 10/1/29(1)	800,000	690,504
Methanex Corp., 5.125%, 10/15/27	750,000	735,972
Methanex U.S. Operations, Inc., 6.25%, 3/15/32(1)	1,050,000	1,023,725
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	950,000	915,919
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	1,150,000	1,145,231
NOVA Chemicals Corp., 8.50%, 11/15/28(1)	2,025,000	2,141,035
NOVA Chemicals Corp., 4.25%, 5/15/29(1)	675,000	645,639
NOVA Chemicals Corp., 9.00%, 2/15/30(1)	1,800,000	1,939,293
NOVA Chemicals Corp., 7.00%, 12/1/31(1)	1,550,000	1,617,248
Olin Corp., 5.625%, 8/1/29	1,775,000	1,729,322
Olin Corp., 6.625%, 4/1/33(1)	300,000	291,859
Olympus Water U.S. Holding Corp., 7.125%, 10/1/27(1)	900,000	900,608
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(1)	500,000	462,516
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	2,000,000	2,078,930
Olympus Water U.S. Holding Corp., 6.25%, 10/1/29(1)	2,250,000	1,976,978
Rain Carbon, Inc., 12.25%, 9/1/29(1)	450,000	478,596
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	1,450,000	1,380,484
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	1,850,000	1,779,381
SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26(1)	1,450,000	1,427,714
Scotts Miracle-Gro Co., 4.00%, 4/1/31	2,150,000	1,888,717
SNF Group SACA, 3.125%, 3/15/27(1)	875,000	832,453
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC, 5.13% Cash plus 2.50% PIK, 5/3/29(1)	1,762,500	1,224,938
Tronox, Inc., 4.625%, 3/15/29(1)	2,400,000	2,054,688
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	1,325,000	1,281,354

	Principal Amount/Shares	Value
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	$1,925,000	$1,659,411
WR Grace Holdings LLC, 7.375%, 3/1/31(1)	700,000	700,142
		61,307,007
Commercial Services and Supplies — 3.1%
ADT Security Corp., 4.125%, 8/1/29(1)	2,525,000	2,373,501
ADT Security Corp., 4.875%, 7/15/32(1)	850,000	794,432
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	4,075,000	4,130,298
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(1)	4,025,000	4,040,842
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)	4,122,000	3,791,358
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	1,400,000	1,327,322
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	1,100,000	1,039,393
Belron U.K. Finance PLC, 5.75%, 10/15/29(1)	1,300,000	1,292,135
Brink's Co., 6.50%, 6/15/29(1)	1,550,000	1,572,833
Brink's Co., 6.75%, 6/15/32(1)	750,000	761,199
Champions Financing, Inc., 8.75%, 2/15/29(1)	275,000	246,434
Cimpress PLC, 7.375%, 9/15/32(1)	400,000	368,067
Clean Harbors, Inc., 6.375%, 2/1/31(1)	850,000	859,998
CPI CG, Inc., 10.00%, 7/15/29(1)	750,000	799,081
Garda World Security Corp., 4.625%, 2/15/27(1)	600,000	584,588
Garda World Security Corp., 7.75%, 2/15/28(1)	550,000	564,218
Garda World Security Corp., 6.00%, 6/1/29(1)	3,075,000	2,886,926
Garda World Security Corp., 8.25%, 8/1/32(1)	700,000	684,190
GEO Group, Inc., 8.625%, 4/15/29	1,400,000	1,472,014
GEO Group, Inc., 10.25%, 4/15/31	1,950,000	2,121,253
GFL Environmental, Inc., 6.75%, 1/15/31(1)	1,125,000	1,161,070
GrafTech Global Enterprises, Inc., 9.875%, 12/23/29(1)	1,625,000	1,283,750
Hightower Holding LLC, 9.125%, 1/31/30(1)	900,000	926,972
Madison IAQ LLC, 5.875%, 6/30/29(1)	475,000	449,186
Matthews International Corp., 8.625%, 10/1/27(1)	1,525,000	1,585,175
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	4,150,000	3,932,770
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	3,725,000	3,235,015
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(1)	575,000	575,874
Raven Acquisition Holdings LLC, 6.875%, 11/15/31(1)	3,825,000	3,723,881
Reworld Holding Corp., 5.00%, 9/1/30	950,000	882,056
RR Donnelley & Sons Co., 9.50%, 8/1/29(1)	1,825,000	1,809,517
RR Donnelley & Sons Co., 10.875%, 8/1/29(1)	1,350,000	1,316,303
RRD Intermediate Holdings, Inc., 11.00% Cash or 12.00% PIK, 12/1/30(1)	1,675,000	1,505,557
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	1,175,000	1,165,991
Waste Pro USA, Inc., 7.00%, 2/1/33(1)	1,375,000	1,383,077
Williams Scotsman, Inc., 4.625%, 8/15/28(1)	1,050,000	1,018,563
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	1,550,000	1,569,591
Williams Scotsman, Inc., 6.625%, 4/15/30(1)	575,000	581,653
		59,816,083
Communications Equipment — 0.4%
CommScope LLC, 8.25%, 3/1/27(1)	1,550,000	1,469,697
CommScope LLC, 7.125%, 7/1/28(1)	1,400,000	1,240,206
CommScope LLC, 4.75%, 9/1/29(1)	761,000	677,518
CommScope Technologies LLC, 5.00%, 3/15/27(1)	1,635,000	1,470,293
Nokia of America Corp., 6.45%, 3/15/29	1,683,000	1,654,624
Viasat, Inc., 6.50%, 7/15/28(1)	875,000	764,219
Viasat, Inc., 7.50%, 5/30/31(1)	675,000	510,552
		7,787,109
Construction and Engineering — 0.7%
Arcosa, Inc., 6.875%, 8/15/32(1)	750,000	760,987

	Principal Amount/Shares	Value
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	$1,650,000	$1,576,166
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(1)	775,000	738,813
Howard Midstream Energy Partners LLC, 8.875%, 7/15/28(1)	1,575,000	1,643,565
Howard Midstream Energy Partners LLC, 7.375%, 7/15/32(1)	2,225,000	2,281,291
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	1,275,000	1,233,430
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	2,300,000	2,313,993
Pike Corp., 8.625%, 1/31/31(1)	575,000	606,657
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/28(1)	1,675,000	1,591,142
		12,746,044
Construction Materials — 0.5%
Knife River Corp., 7.75%, 5/1/31(1)	950,000	989,908
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	3,550,000	3,575,436
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	1,425,000	1,419,813
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	3,225,000	3,132,500
		9,117,657
Consumer Finance — 3.2%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 5/1/28(1)	675,000	620,592
Ally Financial, Inc., 6.70%, 2/14/33	1,075,000	1,075,819
Azorra Finance Ltd., 7.75%, 4/15/30(1)	1,075,000	1,072,686
Bread Financial Holdings, Inc., 9.75%, 3/15/29(1)	1,275,000	1,346,975
Bread Financial Holdings, Inc., VRN, 8.375%, 6/15/35(1)	800,000	782,984
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	800,000	838,858
Encore Capital Group, Inc., 8.50%, 5/15/30(1)	1,400,000	1,444,956
EZCORP, Inc., 7.375%, 4/1/32(1)	425,000	432,250
FirstCash, Inc., 4.625%, 9/1/28(1)	1,225,000	1,170,768
FirstCash, Inc., 5.625%, 1/1/30(1)	975,000	946,160
FirstCash, Inc., 6.875%, 3/1/32(1)	1,400,000	1,419,184
GGAM Finance Ltd., 6.875%, 4/15/29(1)	575,000	583,277
GGAM Finance Ltd., 5.875%, 3/15/30(1)	1,325,000	1,310,942
goeasy Ltd., 9.25%, 12/1/28(1)	400,000	420,383
goeasy Ltd., 7.625%, 7/1/29(1)	1,800,000	1,802,576
goeasy Ltd., 6.875%, 5/15/30(1)	1,300,000	1,274,463
ION Trading Technologies SARL, 9.50%, 5/30/29(1)	600,000	605,272
Navient Corp., 6.75%, 6/25/25	1,122,000	1,123,649
Navient Corp., 6.75%, 6/15/26	1,273,000	1,283,043
Navient Corp., 5.00%, 3/15/27	300,000	293,807
Navient Corp., 5.50%, 3/15/29	3,250,000	3,079,151
Navient Corp., 9.375%, 7/25/30	1,725,000	1,839,431
Navient Corp., 11.50%, 3/15/31	1,175,000	1,313,625
OneMain Finance Corp., 6.625%, 1/15/28	2,290,000	2,308,929
OneMain Finance Corp., 3.875%, 9/15/28	400,000	370,179
OneMain Finance Corp., 9.00%, 1/15/29	1,500,000	1,575,256
OneMain Finance Corp., 6.625%, 5/15/29	925,000	927,885
OneMain Finance Corp., 5.375%, 11/15/29	750,000	714,112
OneMain Finance Corp., 7.875%, 3/15/30	3,550,000	3,682,639
OneMain Finance Corp., 4.00%, 9/15/30	825,000	727,760
OneMain Finance Corp., 7.50%, 5/15/31	1,925,000	1,960,324
OneMain Finance Corp., 7.125%, 11/15/31	1,963,000	1,976,337
OneMain Finance Corp., 6.75%, 3/15/32	2,175,000	2,137,438
PRA Group, Inc., 8.375%, 2/1/28(1)	1,500,000	1,533,922
PRA Group, Inc., 8.875%, 1/31/30(1)	1,025,000	1,070,226
Rfna LP, 7.875%, 2/15/30(1)	2,900,000	2,867,012
SLM Corp., 3.125%, 11/2/26	2,825,000	2,731,227
SLM Corp., 6.50%, 1/31/30	875,000	898,603

	Principal Amount/Shares	Value
Synchrony Financial, 7.25%, 2/2/33	$1,125,000	$1,158,653
TrueNoord Capital DAC, 8.75%, 3/1/30(1)	1,575,000	1,600,156
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.875%, 5/1/27(1)	3,025,000	2,974,044
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28(1)	975,000	966,115
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	1,850,000	1,622,989
World Acceptance Corp., 7.00%, 11/1/26(1)	1,150,000	1,141,492
		61,026,149
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.25%, 3/15/26(1)	1,175,000	1,149,275
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	1,550,000	1,528,319
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28(1)	750,000	750,459
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28(1)	3,000,000	3,045,450
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	325,000	299,444
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(1)	2,325,000	2,223,985
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.25%, 3/15/33(1)	550,000	555,879
Ingles Markets, Inc., 4.00%, 6/15/31(1)	2,300,000	2,080,224
Kroger Co., 5.00%, 9/15/34	1,725,000	1,686,406
Kroger Co., 5.65%, 9/15/64	1,550,000	1,464,909
Rite Aid Corp., 11.32% PIK, 8/30/31(1)(4)	74,345	61,242
Rite Aid Corp., 15.00% PIK, 8/30/31(4)	221,314	94,058
Rite Aid Corp., 15.00% PIK, 8/30/31(4)	161,111	19,333
Walgreens Boots Alliance, Inc., 8.125%, 8/15/29	750,000	766,395
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	825,000	747,776
Walgreens Boots Alliance, Inc., 4.65%, 6/1/46	825,000	722,038
Walgreens Boots Alliance, Inc., 4.10%, 4/15/50	425,000	366,463
		17,561,655
Containers and Packaging — 1.4%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)	4,329,023	281,386
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27(1)	2,000,000	1,973,813
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)	800,000	735,884
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	3,000,000	1,388,714
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	570,000	263,856
Ball Corp., 6.00%, 6/15/29	1,089,000	1,103,270
Ball Corp., 3.125%, 9/15/31	750,000	650,679
Berry Global, Inc., 5.625%, 7/15/27(1)	700,000	699,852
Clydesdale Acquisition Holdings, Inc., 6.875%, 1/15/30(1)	500,000	504,417
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)(2)	1,275,000	1,284,853
Crown Americas LLC, 5.25%, 4/1/30	1,275,000	1,243,152
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	450,000	446,877
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(1)	1,375,000	1,339,064
LABL, Inc., 5.875%, 11/1/28(1)	600,000	473,300
LABL, Inc., 8.25%, 11/1/29(1)	635,000	405,209
Mauser Packaging Solutions Holding Co., 7.875%, 4/15/27(1)	500,000	490,625
Mauser Packaging Solutions Holding Co., 9.25%, 4/15/27(1)	425,000	401,422
OI European Group BV, 4.75%, 2/15/30(1)	2,550,000	2,336,705
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	3,306,000	3,291,098
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	1,700,000	1,661,750
Owens-Brockway Glass Container, Inc., 7.375%, 6/1/32(1)	375,000	358,371
Sealed Air Corp., 4.00%, 12/1/27(1)	689,000	663,821
Sealed Air Corp., 5.00%, 4/15/29(1)	1,900,000	1,846,972
Sealed Air Corp., 6.50%, 7/15/32(1)	475,000	481,267
Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/1/28(1)	375,000	375,786
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 2/15/31(1)	725,000	751,391
Trident TPI Holdings, Inc., 12.75%, 12/31/28(1)	475,000	510,044

	Principal Amount/Shares	Value
TriMas Corp., 4.125%, 4/15/29(1)	$1,675,000	$1,558,574
		27,522,152
Distributors — 0.5%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	2,726,000	2,684,260
OPENLANE, Inc., 5.125%, 6/1/25(1)	204,000	203,657
Performance Food Group, Inc., 5.50%, 10/15/27(1)	650,000	644,345
Performance Food Group, Inc., 4.25%, 8/1/29(1)	1,900,000	1,779,117
Performance Food Group, Inc., 6.125%, 9/15/32(1)	1,200,000	1,194,254
Resideo Funding, Inc., 6.50%, 7/15/32(1)	950,000	948,917
Ritchie Bros Holdings, Inc., 6.75%, 3/15/28(1)	700,000	715,780
Ritchie Bros Holdings, Inc., 7.75%, 3/15/31(1)	775,000	812,042
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	900,000	929,820
		9,912,192
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	1,408,000	1,388,377
Carriage Services, Inc., 4.25%, 5/15/29(1)	1,550,000	1,417,593
Service Corp. International, 4.00%, 5/15/31	3,325,000	3,014,111
Service Corp. International, 5.75%, 10/15/32	1,900,000	1,869,574
		7,689,655
Diversified REITs — 2.1%
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 6/15/27(1)	925,000	958,744
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	6,700,000	6,195,754
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	3,200,000	2,895,051
MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	2,000,000	1,526,974
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	725,000	484,284
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	1,900,000	1,936,963
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	1,050,000	1,025,530
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 5/15/29(1)	1,550,000	1,447,892
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 2/1/30(1)	1,125,000	1,134,275
Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(1)	750,000	742,130
Prologis LP, 5.25%, 6/15/53	2,338,000	2,222,223
Prologis LP, 5.25%, 3/15/54	2,225,000	2,112,332
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/28(1)	725,000	742,908
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29(1)	950,000	899,453
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 4/1/32(1)	1,975,000	1,973,032
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	1,825,000	1,785,650
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	2,675,000	2,402,100
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30(1)	475,000	411,718
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28(1)	4,107,000	4,365,934
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 4/15/28(1)	1,250,000	1,195,418
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29(1)	2,075,000	1,866,799
XHR LP, 4.875%, 6/1/29(1)	1,075,000	1,007,860
XHR LP, 6.625%, 5/15/30(1)	750,000	737,243
		40,070,267
Diversified Telecommunication Services — 3.2%
Altice France Holding SA, 10.50%, 5/15/27(1)	3,175,000	932,281
Altice France Holding SA, 6.00%, 2/15/28(1)	4,050,000	1,189,703
Altice France SA, 8.125%, 2/1/27(1)	2,725,000	2,438,831
Altice France SA, 5.50%, 1/15/28(1)	1,600,000	1,280,577
Altice France SA, 5.125%, 1/15/29(1)	1,425,000	1,120,377
Altice France SA, 5.125%, 7/15/29(1)	3,325,000	2,609,304
Altice France SA, 5.50%, 10/15/29(1)	3,700,000	2,937,062
Cablevision Lightpath LLC, 5.625%, 9/15/28(1)	400,000	368,234
Cogent Communications Group LLC, 7.00%, 6/15/27(1)	1,650,000	1,663,782

	Principal Amount/Shares	Value
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 6/15/27(1)	$775,000	$780,944
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	2,000,000	1,825,958
Embarq LLC, 8.00%, 6/1/36	1,740,000	683,663
Fibercop SpA, 6.375%, 11/15/33(1)	1,262,000	1,206,106
Fibercop SpA, 6.00%, 9/30/34(1)	1,709,000	1,565,052
Fibercop SpA, 7.20%, 7/18/36(1)	243,000	235,214
Frontier Communications Holdings LLC, 5.875%, 10/15/27(1)	2,200,000	2,199,380
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	2,150,000	2,123,054
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	2,900,000	2,916,858
Frontier Communications Holdings LLC, 5.875%, 11/1/29	2,135,398	2,137,770
Frontier Communications Holdings LLC, 6.00%, 1/15/30(1)	1,950,000	1,955,825
Frontier Communications Holdings LLC, 8.75%, 5/15/30(1)	1,175,000	1,238,705
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	1,400,000	1,492,561
Frontier North, Inc., 6.73%, 2/15/28	700,000	713,562
Hughes Satellite Systems Corp., 6.625%, 8/1/26	975,000	805,579
Intelsat Jackson Holdings SA, 6.50%, 3/15/30(1)	1,375,000	1,309,743
Level 3 Financing, Inc., 10.50%, 4/15/29(1)	375,000	414,375
Level 3 Financing, Inc., 4.875%, 6/15/29(1)	1,900,000	1,615,687
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	1,100,000	805,723
Level 3 Financing, Inc., 11.00%, 11/15/29(1)	475,000	530,001
Level 3 Financing, Inc., 4.50%, 4/1/30(1)	2,096,000	1,687,280
Level 3 Financing, Inc., 10.50%, 5/15/30(1)	2,006,000	2,159,446
Level 3 Financing, Inc., 3.875%, 10/15/30(1)	475,000	360,905
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	1,550,000	1,720,500
Level 3 Financing, Inc., 4.00%, 4/15/31(1)	875,000	660,625
Level 3 Financing, Inc., 10.00%, 10/15/32(1)	1,375,000	1,372,147
Lumen Technologies, Inc., 4.50%, 1/15/29(1)	675,000	548,218
Lumen Technologies, Inc., 4.125%, 4/15/29(1)	925,403	874,506
Lumen Technologies, Inc., 5.375%, 6/15/29(1)	1,150,000	933,438
Lumen Technologies, Inc., 4.125%, 4/15/30(1)	328,001	307,858
Lumen Technologies, Inc., 10.00%, 10/15/32(1)	775,000	774,659
Sable International Finance Ltd., 7.125%, 10/15/32(1)	1,200,000	1,152,753
Telecom Italia Capital SA, 6.375%, 11/15/33	263,000	262,085
Telesat Canada/Telesat LLC, 5.625%, 12/6/26(1)	1,550,000	929,195
Telesat Canada/Telesat LLC, 4.875%, 6/1/27(1)	500,000	283,812
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(1)	800,000	348,333
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)	2,600,000	2,649,574
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	3,200,000	2,917,884
Zayo Group Holdings, Inc., 6.125%, 3/1/28(1)	892,000	743,096
		61,782,225
Electric Utilities — 2.2%
Alpha Generation LLC, 6.75%, 10/15/32(1)	2,625,000	2,628,726
American Electric Power Co., Inc., VRN, 6.95%, 12/15/54	800,000	818,039
American Electric Power Co., Inc., VRN, 7.05%, 12/15/54	1,175,000	1,196,974
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	1,700,000	1,650,295
ContourGlobal Power Holdings SA, 6.75%, 2/28/30(1)	1,600,000	1,609,040
Edison International, VRN, 7.875%, 6/15/54	1,025,000	989,060
NRG Energy, Inc., 5.75%, 1/15/28	175,000	174,754
NRG Energy, Inc., 5.25%, 6/15/29(1)	1,767,000	1,723,522
NRG Energy, Inc., 5.75%, 7/15/29(1)	2,725,000	2,687,425
NRG Energy, Inc., 3.625%, 2/15/31(1)	1,060,000	939,592
NRG Energy, Inc., 3.875%, 2/15/32(1)	650,000	570,557
NRG Energy, Inc., 6.00%, 2/1/33(1)	3,275,000	3,189,462
NRG Energy, Inc., 7.00%, 3/15/33(1)	1,400,000	1,510,440

	Principal Amount/Shares	Value
NRG Energy, Inc., 6.25%, 11/1/34(1)	$1,300,000	$1,280,877
PG&E Corp., 5.00%, 7/1/28	2,650,000	2,580,220
PG&E Corp., VRN, 7.375%, 3/15/55	1,050,000	1,034,620
Talen Energy Supply LLC, 8.625%, 6/1/30(1)	2,175,000	2,308,593
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	1,630,000	1,630,212
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	4,108,000	4,095,942
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	2,750,000	2,709,836
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	1,250,000	1,188,058
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	2,925,000	3,065,794
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	2,750,000	2,805,250
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)	425,000	413,841
		42,801,129
Electronic Equipment, Instruments and Components — 1.3%
Coherent Corp., 5.00%, 12/15/29(1)	3,675,000	3,508,997
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	2,000,000	2,064,040
EquipmentShare.com, Inc., 8.00%, 3/15/33(1)	2,146,000	2,163,020
Imola Merger Corp., 4.75%, 5/15/29(1)	7,565,000	7,190,474
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	1,050,000	1,059,435
Sensata Technologies BV, 4.00%, 4/15/29(1)	3,525,000	3,243,297
Sensata Technologies BV, 5.875%, 9/1/30(1)	1,000,000	966,219
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	775,000	677,692
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	600,000	594,761
TTM Technologies, Inc., 4.00%, 3/1/29(1)	2,425,000	2,237,133
Zebra Technologies Corp., 6.50%, 6/1/32(1)	1,325,000	1,342,112
		25,047,180
Energy Equipment and Services — 2.8%
Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	315,000	315,387
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	2,425,000	2,428,861
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(1)	463,415	441,706
Borr IHC Ltd./Borr Finance LLC, 10.375%, 11/15/30(1)	1,522,330	1,418,621
Bristow Group, Inc., 6.875%, 3/1/28(1)	1,600,000	1,585,186
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/1/30(1)	400,000	410,289
Enerflex Ltd., 9.00%, 10/15/27(1)	1,440,000	1,478,652
Global Marine, Inc., 7.00%, 6/1/28	3,118,000	2,946,510
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(1)	1,825,000	1,950,566
Kodiak Gas Services LLC, 7.25%, 2/15/29(1)	1,275,000	1,300,694
Nabors Industries Ltd., 7.50%, 1/15/28(1)	1,825,000	1,681,565
Nabors Industries, Inc., 9.125%, 1/31/30(1)	225,000	225,291
Nabors Industries, Inc., 8.875%, 8/15/31(1)	775,000	673,697
Nine Energy Service, Inc., 13.00%, 2/1/28	1,725,000	1,146,125
Noble Finance II LLC, 8.00%, 4/15/30(1)	2,125,000	2,125,111
Precision Drilling Corp., 7.125%, 1/15/26(1)	735,000	736,172
Precision Drilling Corp., 6.875%, 1/15/29(1)	1,700,000	1,662,455
Seadrill Finance Ltd., 8.375%, 8/1/30(1)	1,200,000	1,200,313
Shelf Drilling Holdings Ltd., 9.625%, 4/15/29(1)	2,463,000	2,131,365
Star Holding LLC, 8.75%, 8/1/31(1)	1,000,000	957,093
Summit Midstream Holdings LLC, 8.625%, 10/31/29(1)	825,000	842,615
Transocean Aquila Ltd., 8.00%, 9/30/28(1)	591,154	603,346
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	433,125	430,790
Transocean Titan Financing Ltd., 8.375%, 2/1/28(1)	1,198,809	1,225,513
Transocean, Inc., 8.00%, 2/1/27(1)	1,875,000	1,869,134
Transocean, Inc., 8.25%, 5/15/29(1)	875,000	855,973
Transocean, Inc., 8.75%, 2/15/30(1)	479,000	497,786
Transocean, Inc., 7.50%, 4/15/31	1,925,000	1,697,670

	Principal Amount/Shares	Value
Transocean, Inc., 8.50%, 5/15/31(1)	$500,000	$486,289
Transocean, Inc., 6.80%, 3/15/38	4,400,000	3,376,629
Transocean, Inc., 9.35%, 12/15/41	1,125,000	933,936
USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	1,050,000	1,051,639
USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29(1)	1,800,000	1,831,993
Valaris Ltd., 8.375%, 4/30/30(1)	1,350,000	1,352,583
Vallourec SACA, 7.50%, 4/15/32(1)	1,000,000	1,046,100
Vantage Drilling International Ltd., 9.50%, 2/15/28(1)	50,000	50,202
Weatherford International Ltd., 8.625%, 4/30/30(1)	7,921,000	8,048,298
		53,016,155
Entertainment — 0.6%
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(1)	400,000	138,500
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	375,000	340,313
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	2,269,000	1,696,849
Cinemark USA, Inc., 5.25%, 7/15/28(1)	875,000	849,886
Cinemark USA, Inc., 7.00%, 8/1/32(1)	875,000	884,104
Lions Gate Capital Holdings LLC, 5.50%, 4/15/29(1)	250,000	203,802
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	2,025,000	2,021,919
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	2,875,000	2,805,632
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	1,325,000	1,264,072
Playtika Holding Corp., 4.25%, 3/15/29(1)	1,725,000	1,520,890
		11,725,967
Financial Services — 1.6%
Block, Inc., 6.50%, 5/15/32(1)	1,750,000	1,769,829
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)	3,525,000	3,671,943
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	600,000	596,735
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28(1)	2,150,000	2,023,085
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	1,479,000	1,471,453
Jefferson Capital Holdings LLC, 9.50%, 2/15/29(1)	1,975,000	2,103,711
Kinetik Holdings LP, 6.625%, 12/15/28(1)	675,000	686,234
Kinetik Holdings LP, 5.875%, 6/15/30(1)	1,375,000	1,361,675
Midcap Financial Issuer Trust, 6.50%, 5/1/28(1)	1,200,000	1,157,895
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	600,000	544,974
NCR Atleos Corp., 9.50%, 4/1/29(1)	3,050,000	3,309,845
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(1)	1,400,000	1,310,824
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	2,200,000	2,056,820
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	1,775,000	1,848,087
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	800,000	813,460
PennyMac Financial Services, Inc., 5.75%, 9/15/31(1)	1,275,000	1,211,483
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	1,802,000	1,792,990
Walker & Dunlop, Inc., 6.625%, 4/1/33(1)	1,200,000	1,198,098
WEX, Inc., 6.50%, 3/15/33(1)	1,500,000	1,484,739
		30,413,880
Food Products — 1.5%
B&G Foods, Inc., 8.00%, 9/15/28(1)	1,350,000	1,358,094
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	850,000	711,480
Chobani Holdco II LLC, 9.50% PIK, 10/1/29(1)	450,000	490,258
Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/1/29(1)	800,000	822,953
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	900,000	892,508
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	1,750,000	1,740,908
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)	825,000	849,860
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	743,000	743,160
HLF Financing SARL LLC/Herbalife International, Inc., 12.25%, 4/15/29(1)	421,000	454,757
HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)	425,000	329,887

	Principal Amount/Shares	Value
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 2/15/29(1)	$2,625,000	$2,703,371
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	1,725,000	1,608,732
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	1,450,000	1,325,913
Pilgrim's Pride Corp., 6.25%, 7/1/33	675,000	699,561
Post Holdings, Inc., 5.50%, 12/15/29(1)	3,575,000	3,478,587
Post Holdings, Inc., 4.625%, 4/15/30(1)	350,000	327,264
Post Holdings, Inc., 4.50%, 9/15/31(1)	475,000	430,685
Post Holdings, Inc., 6.25%, 2/15/32(1)	1,000,000	1,007,119
Sigma Holdco BV, 7.875%, 5/15/26(1)	610,000	605,154
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(1)	1,925,000	1,787,030
U.S. Foods, Inc., 6.875%, 9/15/28(1)	1,025,000	1,051,210
U.S. Foods, Inc., 4.75%, 2/15/29(1)	3,073,000	2,965,635
U.S. Foods, Inc., 7.25%, 1/15/32(1)	850,000	884,634
U.S. Foods, Inc., 5.75%, 4/15/33(1)	625,000	609,572
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)	1,500,000	1,393,766
		29,272,098
Gas Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.875%, 8/20/26	250,000	248,315
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 5/20/27	2,426,000	2,334,601
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 6/1/28(1)	450,000	445,756
		3,028,672
Ground Transportation — 1.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	750,000	724,520
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	1,775,000	1,628,155
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	1,250,000	1,129,188
Brightline East LLC, 11.00%, 1/31/30(1)	200,000	176,394
Genesee & Wyoming, Inc., 6.25%, 4/15/32(1)	1,850,000	1,850,859
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,850,000	1,710,049
United Rentals North America, Inc., 4.875%, 1/15/28	325,000	319,701
United Rentals North America, Inc., 6.00%, 12/15/29(1)	1,675,000	1,703,858
United Rentals North America, Inc., 5.25%, 1/15/30	3,675,000	3,610,752
United Rentals North America, Inc., 4.00%, 7/15/30	2,600,000	2,401,636
United Rentals North America, Inc., 3.875%, 2/15/31	800,000	726,562
United Rentals North America, Inc., 3.75%, 1/15/32	1,150,000	1,016,699
United Rentals North America, Inc., 6.125%, 3/15/34(1)	1,750,000	1,753,282
Vortex Opco LLC, 8.00%, 4/30/30(1)	1,222,650	293,436
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	1,775,000	1,786,543
XPO, Inc., 6.25%, 6/1/28(1)	1,025,000	1,038,271
XPO, Inc., 7.125%, 6/1/31(1)	675,000	691,905
XPO, Inc., 7.125%, 2/1/32(1)	1,750,000	1,794,613
		24,356,423
Health Care Equipment and Supplies — 0.7%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	2,850,000	2,749,539
Avantor Funding, Inc., 3.875%, 11/1/29(1)	2,450,000	2,263,967
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	2,200,000	2,285,250
Embecta Corp., 5.00%, 2/15/30(1)	650,000	582,620
Insulet Corp., 6.50%, 4/1/33(1)	1,200,000	1,220,585
Medline Borrower LP, 5.25%, 10/1/29(1)	2,052,000	1,970,460
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	1,150,000	1,166,076
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	1,700,000	1,730,398
		13,968,895
Health Care Providers and Services — 3.8%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	1,700,000	1,655,731
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	950,000	882,577

	Principal Amount/Shares	Value
CHS/Community Health Systems, Inc., 5.625%, 3/15/27(1)	$2,950,000	$2,819,377
CHS/Community Health Systems, Inc., 8.00%, 12/15/27(1)	3,317,000	3,285,494
CHS/Community Health Systems, Inc., 6.875%, 4/1/28(1)	768,000	509,203
CHS/Community Health Systems, Inc., 6.00%, 1/15/29(1)	1,225,000	1,089,941
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)	1,960,000	1,272,998
CHS/Community Health Systems, Inc., 6.125%, 4/1/30(1)	1,900,000	1,141,102
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	3,100,000	2,561,311
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	2,078,000	1,645,093
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	4,500,000	4,438,894
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(1)	1,700,000	1,731,886
CVS Health Corp., VRN, 6.75%, 12/10/54	600,000	598,857
CVS Health Corp., VRN, 7.00%, 3/10/55	2,500,000	2,525,973
DaVita, Inc., 4.625%, 6/1/30(1)	3,600,000	3,317,010
Encompass Health Corp., 4.75%, 2/1/30	1,890,000	1,819,640
HCA, Inc., 6.00%, 4/1/54	750,000	726,190
IQVIA, Inc., 6.50%, 5/15/30(1)	1,175,000	1,196,844
LifePoint Health, Inc., 5.375%, 1/15/29(1)	1,175,000	1,032,662
LifePoint Health, Inc., 11.00%, 10/15/30(1)	1,175,000	1,278,822
LifePoint Health, Inc., 8.375%, 2/15/32(1)	750,000	755,864
LifePoint Health, Inc., 10.00%, 6/1/32(1)	1,600,000	1,528,256
ModivCare, Inc., 5.00%, 10/1/29(1)	1,027,000	278,902
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	1,878,000	1,790,156
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	925,000	828,707
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	1,175,000	1,032,102
Molina Healthcare, Inc., 6.25%, 1/15/33(1)	925,000	911,623
MPH Acquisition Holdings LLC, 5.75%, 12/31/30(1)	1,201,284	872,336
MPH Acquisition Holdings LLC, 6.00% Cash plus 0.75% PIK, 3/31/31(1)	1,525,066	916,023
MPH Acquisition Holdings LLC, 6.50% Cash plus 5.00% PIK, 12/31/30(1)	806,652	701,389
Owens & Minor, Inc., 4.50%, 3/31/29(1)	2,075,000	1,741,032
Owens & Minor, Inc., 6.625%, 4/1/30(1)	300,000	262,793
Radiology Partners, Inc., 4.28% Cash plus 3.50% PIK, 1/31/29(1)	744,186	737,674
Select Medical Corp., 6.25%, 12/1/32(1)	825,000	804,737
Star Parent, Inc., 9.00%, 10/1/30(1)	500,000	493,453
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	1,275,000	1,262,420
Tenet Healthcare Corp., 6.25%, 2/1/27	575,000	575,717
Tenet Healthcare Corp., 5.125%, 11/1/27	4,550,000	4,486,751
Tenet Healthcare Corp., 4.625%, 6/15/28	504,000	486,951
Tenet Healthcare Corp., 6.125%, 10/1/28	5,100,000	5,079,854
Tenet Healthcare Corp., 4.25%, 6/1/29	2,150,000	2,027,643
Tenet Healthcare Corp., 4.375%, 1/15/30	425,000	398,846
Tenet Healthcare Corp., 6.125%, 6/15/30	3,800,000	3,787,181
Tenet Healthcare Corp., 6.75%, 5/15/31	3,050,000	3,096,487
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	1,750,000	1,747,144
		72,133,646
Health Care REITs — 0.1%
Diversified Healthcare Trust, 9.75%, 6/15/25	739,000	738,943
Diversified Healthcare Trust, 0.00%, 1/15/26(1)(3)	205,000	193,457
Diversified Healthcare Trust, 4.375%, 3/1/31	25,000	19,170
		951,570
Health Care Technology — 0.4%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	8,582,000	8,057,527
Hotel & Resort REITs — 0.3%
Service Properties Trust, 5.25%, 2/15/26	1,725,000	1,715,039
Service Properties Trust, 4.75%, 10/1/26	1,450,000	1,424,219

	Principal Amount/Shares	Value
Service Properties Trust, 4.95%, 2/15/27	$475,000	$462,949
Service Properties Trust, 5.50%, 12/15/27	550,000	530,987
Service Properties Trust, 8.375%, 6/15/29	225,000	225,114
Service Properties Trust, 4.95%, 10/1/29	1,250,000	1,033,770
Service Properties Trust, 4.375%, 2/15/30	600,000	464,090
		5,856,168
Hotels, Restaurants and Leisure — 8.0%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	1,075,000	1,034,964
1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/29(1)	1,250,000	1,259,110
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	6,525,000	5,910,802
Affinity Interactive, 6.875%, 12/15/27(1)	1,850,000	1,411,191
Boyd Gaming Corp., 4.75%, 12/1/27	675,000	661,676
Boyd Gaming Corp., 4.75%, 6/15/31(1)	3,871,000	3,573,227
Boyne USA, Inc., 4.75%, 5/15/29(1)	925,000	871,620
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	3,141,000	2,889,505
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	375,000	374,060
Caesars Entertainment, Inc., 6.00%, 10/15/32(1)	150,000	140,209
Carnival Corp., 7.625%, 3/1/26(1)	4,475,000	4,479,108
Carnival Corp., 5.75%, 3/1/27(1)	10,100,000	10,112,663
Carnival Corp., 6.65%, 1/15/28	975,000	1,001,637
Carnival Corp., 6.00%, 5/1/29(1)	6,350,000	6,309,494
Carnival Corp., 7.00%, 8/15/29(1)	725,000	758,948
Carnival Corp., 6.125%, 2/15/33(1)	2,900,000	2,859,950
Churchill Downs, Inc., 5.50%, 4/1/27(1)	1,725,000	1,712,469
Churchill Downs, Inc., 4.75%, 1/15/28(1)	350,000	340,285
Churchill Downs, Inc., 5.75%, 4/1/30(1)	1,660,000	1,625,066
Empire Resorts, Inc., 7.75%, 11/1/26(1)	800,000	769,282
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	300,000	276,542
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	2,900,000	2,510,348
Full House Resorts, Inc., 8.25%, 2/15/28(1)	1,725,000	1,706,323
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 8/15/28(1)	2,650,000	1,494,766
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	2,150,000	2,151,197
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	525,000	490,097
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	4,775,000	4,327,570
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/33(1)	1,875,000	1,858,309
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29(1)	2,250,000	2,110,307
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/1/31(1)	2,950,000	2,593,136
International Game Technology PLC, 4.125%, 4/15/26(1)	1,250,000	1,235,279
International Game Technology PLC, 5.25%, 1/15/29(1)	825,000	806,895
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	2,600,000	2,501,149
Life Time, Inc., 6.00%, 11/15/31(1)	4,500,000	4,464,507
Light & Wonder International, Inc., 7.00%, 5/15/28(1)	2,750,000	2,750,603
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	625,000	634,061
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(1)	550,000	505,001
Melco Resorts Finance Ltd., 5.375%, 12/4/29(1)	600,000	552,924
Melco Resorts Finance Ltd., 7.625%, 4/17/32(1)	1,800,000	1,794,095
Merlin Entertainments Group U.S. Holdings, Inc., 7.375%, 2/15/31(1)	550,000	520,017
MGM China Holdings Ltd., 5.875%, 5/15/26(1)	500,000	499,681
MGM China Holdings Ltd., 4.75%, 2/1/27(1)	1,675,000	1,642,502
MGM Resorts International, 5.50%, 4/15/27	389,000	386,041
MGM Resorts International, 4.75%, 10/15/28	475,000	457,679
MGM Resorts International, 6.50%, 4/15/32	2,025,000	1,987,689
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	1,175,000	1,103,660
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)(2)	250,000	245,853

	Principal Amount/Shares	Value
Motion Bondco DAC, 6.625%, 11/15/27(1)	$1,375,000	$1,314,850
Motion Finco SARL, 8.375%, 2/15/32(1)	2,000,000	1,946,311
NCL Corp. Ltd., 5.875%, 3/15/26(1)	750,000	748,897
NCL Corp. Ltd., 5.875%, 2/15/27(1)	950,000	949,297
NCL Corp. Ltd., 8.125%, 1/15/29(1)	575,000	605,218
NCL Corp. Ltd., 7.75%, 2/15/29(1)	2,175,000	2,268,179
NCL Corp. Ltd., 6.75%, 2/1/32(1)	775,000	766,086
NCL Finance Ltd., 6.125%, 3/15/28(1)	1,825,000	1,820,375
Penn Entertainment, Inc., 4.125%, 7/1/29(1)	3,725,000	3,311,565
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	2,385,000	1,764,900
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	1,825,000	1,218,187
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)	875,000	930,677
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26(1)	1,750,000	1,751,181
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	4,950,000	4,933,823
Royal Caribbean Cruises Ltd., 5.625%, 9/30/31(1)	2,300,000	2,260,056
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	1,825,000	1,825,277
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	2,025,000	1,920,286
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.375%, 4/15/27	225,000	222,300
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 6.50%, 10/1/28	1,800,000	1,812,683
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 7/15/29	1,100,000	1,041,955
Station Casinos LLC, 4.50%, 2/15/28(1)	400,000	383,421
Station Casinos LLC, 4.625%, 12/1/31(1)	1,300,000	1,169,176
Studio City Finance Ltd., 5.00%, 1/15/29(1)	1,275,000	1,149,034
TKC Holdings, Inc., 10.50%, 5/15/29(1)	1,425,000	1,425,766
Travel & Leisure Co., 6.625%, 7/31/26(1)	2,025,000	2,041,212
Travel & Leisure Co., 4.625%, 3/1/30(1)	600,000	561,038
Viking Cruises Ltd., 5.875%, 9/15/27(1)	3,850,000	3,832,925
Viking Cruises Ltd., 7.00%, 2/15/29(1)	1,500,000	1,506,010
Viking Cruises Ltd., 9.125%, 7/15/31(1)	1,700,000	1,817,310
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	1,375,000	1,354,700
VOC Escrow Ltd., 5.00%, 2/15/28(1)	1,600,000	1,561,818
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	1,375,000	1,361,474
Wynn Macau Ltd., 5.50%, 1/15/26(1)	800,000	795,161
Wynn Macau Ltd., 5.125%, 12/15/29(1)	2,750,000	2,543,475
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	2,503,000	2,403,696
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/31(1)	700,000	724,839
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, 3/15/33(1)	1,325,000	1,291,716
Yum! Brands, Inc., 5.375%, 4/1/32	3,700,000	3,612,287
		152,648,658
Household Durables — 2.2%
Adams Homes, Inc., 9.25%, 10/15/28(1)	4,550,000	4,611,630
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.625%, 1/15/28(1)	1,225,000	1,220,144
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 8/1/29(1)	700,000	634,341
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	1,850,000	1,674,815
Beazer Homes USA, Inc., 5.875%, 10/15/27	425,000	417,142
Beazer Homes USA, Inc., 7.25%, 10/15/29	2,425,000	2,387,381
Beazer Homes USA, Inc., 7.50%, 3/15/31(1)	600,000	582,039
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(1)	1,425,000	1,286,745
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/30(1)	400,000	350,255
Century Communities, Inc., 6.75%, 6/1/27	550,000	551,318
Century Communities, Inc., 3.875%, 8/15/29(1)	1,325,000	1,195,415
Dream Finders Homes, Inc., 8.25%, 8/15/28(1)	1,450,000	1,499,849
Empire Communities Corp., 9.75%, 5/1/29(1)	1,150,000	1,164,537
Installed Building Products, Inc., 5.75%, 2/1/28(1)	1,450,000	1,432,788

	Principal Amount/Shares	Value
K Hovnanian Enterprises, Inc., 11.75%, 9/30/29(1)	$1,025,000	$1,097,635
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	15,860
KB Home, 7.25%, 7/15/30	800,000	821,995
KB Home, 4.00%, 6/15/31	1,775,000	1,594,876
LGI Homes, Inc., 8.75%, 12/15/28(1)	1,600,000	1,668,485
LGI Homes, Inc., 4.00%, 7/15/29(1)	700,000	619,592
LGI Homes, Inc., 7.00%, 11/15/32(1)	750,000	710,569
Mattamy Group Corp., 4.625%, 3/1/30(1)	1,325,000	1,221,061
New Home Co., Inc., 9.25%, 10/1/29(1)	850,000	872,945
Newell Brands, Inc., 6.375%, 9/15/27	800,000	805,462
Newell Brands, Inc., 6.625%, 9/15/29	900,000	903,584
Newell Brands, Inc., 6.375%, 5/15/30	750,000	731,499
Newell Brands, Inc., 6.625%, 5/15/32	775,000	754,809
Newell Brands, Inc., 6.875%, 4/1/36	2,175,000	2,116,898
Newell Brands, Inc., 7.00%, 4/1/46	825,000	724,132
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/28	1,175,000	1,125,998
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 4/1/29	2,175,000	2,066,491
Somnigroup International, Inc., 4.00%, 4/15/29(1)	425,000	395,117
Somnigroup International, Inc., 3.875%, 10/15/31(1)	725,000	637,366
STL Holding Co. LLC, 8.75%, 2/15/29(1)	1,125,000	1,155,751
SWF Holdings I Corp., 6.50%, 10/1/29(1)	950,000	431,508
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	525,000	524,222
TopBuild Corp., 4.125%, 2/15/32(1)	950,000	845,960
Tri Pointe Homes, Inc., 5.25%, 6/1/27	700,000	692,153
Tri Pointe Homes, Inc., 5.70%, 6/15/28	350,000	348,792
		41,891,159
Household Products — 0.1%
Central Garden & Pet Co., 4.125%, 10/15/30	450,000	409,639
Central Garden & Pet Co., 4.125%, 4/30/31(1)	900,000	806,396
		1,216,035
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp., VRN, 7.60%, 1/15/55	1,665,000	1,684,329
AES Corp., VRN, 6.95%, 7/15/55	500,000	477,717
Calpine Corp., 4.50%, 2/15/28(1)	1,650,000	1,600,913
Calpine Corp., 5.125%, 3/15/28(1)	2,825,000	2,782,084
Calpine Corp., 4.625%, 2/1/29(1)	575,000	552,417
Calpine Corp., 5.00%, 2/1/31(1)	2,875,000	2,747,141
Lightning Power LLC, 7.25%, 8/15/32(1)	2,425,000	2,498,744
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	800,000	775,024
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	1,475,000	1,372,598
TransAlta Corp., 7.75%, 11/15/29	800,000	831,394
		15,322,361
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 4.625%, 5/15/30(1)	425,000	396,686
Amsted Industries, Inc., 6.375%, 3/15/33(1)	450,000	448,130
Benteler International AG, 10.50%, 5/15/28(1)	600,000	630,796
Stena International SA, 7.25%, 1/15/31(1)	550,000	550,337
		2,025,949
Insurance — 1.3%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/1/29(1)	2,275,000	2,339,282
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(1)	2,050,000	1,919,601
Acrisure LLC/Acrisure Finance, Inc., 8.50%, 6/15/29(1)	1,500,000	1,563,795
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 8/1/29(1)	565,000	541,996
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/6/30(1)	2,350,000	2,392,429

	Principal Amount/Shares	Value
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27(1)	$250,000	$241,455
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.50%, 10/1/31(1)	300,000	294,880
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.375%, 10/1/32(1)	2,044,000	2,055,532
AmWINS Group, Inc., 6.375%, 2/15/29(1)	325,000	327,680
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(1)	1,675,000	1,652,446
AssuredPartners, Inc., 5.625%, 1/15/29(1)	1,250,000	1,248,164
AssuredPartners, Inc., 7.50%, 2/15/32(1)	475,000	507,424
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/31(1)	1,925,000	1,952,279
Genworth Holdings, Inc., VRN, 6.59%, (3-month SOFR plus 2.26%), 11/15/66	250,000	204,389
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 2/15/31(1)	600,000	606,199
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 8.125%, 2/15/32(1)	400,000	404,603
HUB International Ltd., 5.625%, 12/1/29(1)	625,000	605,175
HUB International Ltd., 7.25%, 6/15/30(1)	2,825,000	2,911,660
MBIA Insurance Corp., VRN, 15.82%, 1/15/33(1)(4)(5)	125,000	5,156
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	1,675,000	1,707,799
Ryan Specialty LLC, 5.875%, 8/1/32(1)	1,725,000	1,705,254
		25,187,198
Interactive Media and Services — 0.4%
Snap, Inc., 6.875%, 3/1/33(1)	6,025,000	6,029,997
Ziff Davis, Inc., 4.625%, 10/15/30(1)	718,000	652,153
		6,682,150
IT Services — 0.2%
ASGN, Inc., 4.625%, 5/15/28(1)	2,358,000	2,252,466
Exela Intermediate LLC/Exela Finance, Inc., 11.50%, 4/15/26(1)(4)(5)	2,454,137	361,985
Newfold Digital Holdings Group, Inc., 6.00%, 2/15/29(1)	725,000	413,250
Twilio, Inc., 3.875%, 3/15/31	1,300,000	1,172,524
		4,200,225
Leisure Products — 0.2%
Acushnet Co., 7.375%, 10/15/28(1)	450,000	466,202
MajorDrive Holdings IV LLC, 6.375%, 6/1/29(1)	2,375,000	1,823,684
Mattel, Inc., 5.45%, 11/1/41	875,000	802,612
		3,092,498
Life Sciences Tools and Services — 0.1%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	375,000	358,015
Charles River Laboratories International, Inc., 3.75%, 3/15/29(1)	425,000	391,574
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	475,000	425,487
		1,175,076
Machinery — 1.0%
Allison Transmission, Inc., 4.75%, 10/1/27(1)	625,000	610,221
Allison Transmission, Inc., 3.75%, 1/30/31(1)	1,175,000	1,045,630
Chart Industries, Inc., 7.50%, 1/1/30(1)	1,700,000	1,765,273
Chart Industries, Inc., 9.50%, 1/1/31(1)	1,825,000	1,949,644
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	1,275,000	1,278,962
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	1,125,000	1,157,544
Manitowoc Co., Inc., 9.25%, 10/1/31(1)	1,075,000	1,106,379
Terex Corp., 5.00%, 5/15/29(1)	2,150,000	2,053,746
Terex Corp., 6.25%, 10/15/32(1)	700,000	679,799
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	1,150,000	1,129,219
Trinity Industries, Inc., 7.75%, 7/15/28(1)	2,350,000	2,437,669
Vertiv Group Corp., 4.125%, 11/15/28(1)	550,000	524,181
Werner FinCo LP/Werner FinCo, Inc., 11.50%, 6/15/28(1)	850,000	923,359
Werner FinCo LP/Werner FinCo, Inc., 14.50% Cash or 8.75% Cash plus 5.75% PIK, 10/15/28(1)	2,195,396	2,253,025
		18,914,651
Media — 8.6%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(1)	400,000	350,731

	Principal Amount/Shares	Value
Altice Financing SA, 9.625%, 7/15/27(1)	$1,400,000	$1,188,285
Altice Financing SA, 5.00%, 1/15/28(1)	2,500,000	1,879,305
AMC Networks, Inc., 10.25%, 1/15/29(1)	600,000	622,383
AMC Networks, Inc., 4.25%, 2/15/29	2,525,000	1,897,920
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	1,245,000	1,227,220
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	575,000	558,515
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	1,200,000	1,162,151
CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	5,225,000	5,213,497
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	2,100,000	1,949,601
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	575,000	523,927
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	2,083,000	1,847,606
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	1,075,000	1,092,845
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	10,875,000	9,668,852
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32	6,350,000	5,516,870
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	6,000,000	5,121,826
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	6,375,000	5,248,187
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45	350,000	332,964
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.375%, 5/1/47	1,950,000	1,617,015
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	750,000	565,811
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	2,975,000	2,878,146
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	2,200,000	1,893,740
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29(1)	1,275,000	1,054,548
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	1,475,000	1,447,557
CSC Holdings LLC, 5.50%, 4/15/27(1)	2,825,000	2,618,033
CSC Holdings LLC, 5.375%, 2/1/28(1)	1,100,000	939,537
CSC Holdings LLC, 7.50%, 4/1/28(1)	1,200,000	849,876
CSC Holdings LLC, 11.25%, 5/15/28(1)	1,500,000	1,451,851
CSC Holdings LLC, 11.75%, 1/31/29(1)	4,425,000	4,294,319
CSC Holdings LLC, 6.50%, 2/1/29(1)	2,675,000	2,215,796
CSC Holdings LLC, 5.75%, 1/15/30(1)	2,048,000	1,088,154
CSC Holdings LLC, 4.125%, 12/1/30(1)	1,100,000	797,970
CSC Holdings LLC, 4.625%, 12/1/30(1)	2,865,000	1,397,912
CSC Holdings LLC, 3.375%, 2/15/31(1)	1,000,000	717,259
CSC Holdings LLC, 4.50%, 11/15/31(1)	2,775,000	2,015,785
CSC Holdings LLC, 5.00%, 11/15/31(1)	3,575,000	1,693,942
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	1,625,000	1,576,219
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(1)	6,425,000	6,174,748
DISH DBS Corp., 7.75%, 7/1/26	1,900,000	1,643,503
DISH DBS Corp., 5.25%, 12/1/26(1)	3,350,000	3,081,399
DISH DBS Corp., 7.375%, 7/1/28	1,225,000	879,532
DISH DBS Corp., 5.75%, 12/1/28(1)	1,675,000	1,415,748
DISH DBS Corp., 5.125%, 6/1/29	1,900,000	1,242,090
DISH Network Corp., 11.75%, 11/15/27(1)	5,050,000	5,321,193
EchoStar Corp., 10.75%, 11/30/29	9,050,000	9,517,459
EchoStar Corp., 6.75% PIK, 11/30/30	3,625,000	3,293,742
GCI LLC, 4.75%, 10/15/28(1)	900,000	830,975
Gray Media, Inc., 4.75%, 10/15/30(1)	1,410,000	895,706
Gray Media, Inc., 5.375%, 11/15/31(1)	2,717,000	1,699,567
iHeartCommunications, Inc., 9.125%, 5/1/29(1)	423,813	339,114
iHeartCommunications, Inc., 10.875%, 5/1/30(1)	920,000	457,028
iHeartCommunications, Inc., 7.75%, 8/15/30(1)	1,714,000	1,275,218
iHeartCommunications, Inc., 7.00%, 1/15/31(1)	549,200	388,559
Lamar Media Corp., 3.75%, 2/15/28	400,000	380,969
Lamar Media Corp., 4.00%, 2/15/30	1,075,000	996,646

	Principal Amount/Shares	Value
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	$550,000	$403,995
Liberty Interactive LLC, 8.25%, 2/1/30	750,000	295,838
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	1,275,000	1,255,433
McGraw-Hill Education, Inc., 7.375%, 9/1/31(1)	650,000	654,242
Midcontinent Communications, 8.00%, 8/15/32(1)	950,000	961,744
News Corp., 5.125%, 2/15/32(1)	2,900,000	2,768,549
Nexstar Media, Inc., 4.75%, 11/1/28(1)	400,000	374,963
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	3,825,000	3,762,018
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29(1)	2,633,000	2,443,945
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)	1,875,000	1,716,244
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	625,000	382,554
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	650,000	542,824
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	1,400,000	1,326,500
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	275,000	204,187
Sinclair Television Group, Inc., 4.375%, 12/31/32(1)	1,000,000	623,109
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	950,000	938,058
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	825,000	800,059
Sirius XM Radio LLC, 5.00%, 8/1/27(1)	1,875,000	1,833,486
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	2,200,000	2,054,489
Sirius XM Radio LLC, 5.50%, 7/1/29(1)	1,150,000	1,111,482
Sirius XM Radio LLC, 4.125%, 7/1/30(1)	225,000	200,067
Sirius XM Radio LLC, 3.875%, 9/1/31(1)	3,225,000	2,767,023
Sunrise FinCo I BV, 4.875%, 7/15/31(1)	3,950,000	3,595,685
Sunrise HoldCo IV BV, 5.50%, 1/15/28(1)	1,000,000	984,412
TEGNA, Inc., 4.625%, 3/15/28	600,000	569,849
TEGNA, Inc., 5.00%, 9/15/29	625,000	580,743
Univision Communications, Inc., 6.625%, 6/1/27(1)	2,150,000	2,133,979
Univision Communications, Inc., 8.00%, 8/15/28(1)	1,000,000	1,004,058
Univision Communications, Inc., 4.50%, 5/1/29(1)	3,375,000	2,986,432
Univision Communications, Inc., 7.375%, 6/30/30(1)	1,775,000	1,697,649
Univision Communications, Inc., 8.50%, 7/31/31(1)	3,275,000	3,203,293
Virgin Media Finance PLC, 5.00%, 7/15/30(1)	1,900,000	1,631,893
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	1,300,000	1,230,063
VZ Secured Financing BV, 5.00%, 1/15/32(1)	750,000	652,563
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	400,000	349,172
		164,389,951
Metals and Mining — 2.8%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	278,000	257,977
Alcoa Nederland Holding BV, 7.125%, 3/15/31(1)	2,550,000	2,627,071
Algoma Steel, Inc., 9.125%, 4/15/29(1)	1,341,000	1,248,981
Alumina Pty. Ltd., 6.125%, 3/15/30(1)	225,000	224,613
Alumina Pty. Ltd., 6.375%, 9/15/32(1)	275,000	270,662
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	1,925,000	1,965,159
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	525,000	571,557
ATI, Inc., 5.875%, 12/1/27	325,000	323,012
ATI, Inc., 4.875%, 10/1/29	625,000	595,776
ATI, Inc., 7.25%, 8/15/30	850,000	876,796
ATI, Inc., 5.125%, 10/1/31	1,550,000	1,457,863
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	1,325,000	1,246,904
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,545,000	1,548,387
Capstone Copper Corp., 6.75%, 3/31/33(1)	400,000	398,778
Carpenter Technology Corp., 6.375%, 7/15/28	1,994,000	1,989,621
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	2,040,000	2,027,526
Cleveland-Cliffs, Inc., 6.875%, 11/1/29(1)	1,000,000	979,569

	Principal Amount/Shares	Value
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	$1,075,000	$1,042,142
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	1,000,000	871,384
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)	690,000	662,965
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	950,000	912,560
Coeur Mining, Inc., 5.125%, 2/15/29(1)	1,050,000	1,000,554
Commercial Metals Co., 4.125%, 1/15/30	775,000	726,078
Commercial Metals Co., 4.375%, 3/15/32	775,000	702,121
Constellium SE, 6.375%, 8/15/32(1)	1,000,000	977,470
First Quantum Minerals Ltd., 9.375%, 3/1/29(1)	650,000	684,382
First Quantum Minerals Ltd., 8.00%, 3/1/33(1)	1,475,000	1,496,396
FMG Resources August 2006 Pty. Ltd., 5.875%, 4/15/30(1)	1,125,000	1,111,933
FMG Resources August 2006 Pty. Ltd., 4.375%, 4/1/31(1)	3,600,000	3,254,741
FMG Resources August 2006 Pty. Ltd., 6.125%, 4/15/32(1)	3,275,000	3,233,051
Freeport-McMoRan, Inc., 5.45%, 3/15/43	1,000,000	938,515
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	950,000	936,511
IAMGOLD Corp., 5.75%, 10/15/28(1)	675,000	659,790
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(1)	850,000	872,313
Kaiser Aluminum Corp., 4.625%, 3/1/28(1)	1,441,000	1,370,186
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	700,000	620,190
Mineral Resources Ltd., 8.125%, 5/1/27(1)	1,225,000	1,214,666
Mineral Resources Ltd., 8.00%, 11/1/27(1)	875,000	865,432
Mineral Resources Ltd., 9.25%, 10/1/28(1)	500,000	500,572
Mineral Resources Ltd., 8.50%, 5/1/30(1)	1,592,000	1,541,915
Novelis Corp., 3.25%, 11/15/26(1)	575,000	556,396
Novelis Corp., 4.75%, 1/30/30(1)	1,450,000	1,353,336
Novelis Corp., 3.875%, 8/15/31(1)	525,000	456,932
Novelis, Inc., 6.875%, 1/30/30(1)	1,050,000	1,065,707
Park-Ohio Industries, Inc., 6.625%, 4/15/27	1,950,000	1,887,548
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	1,175,000	1,104,537
Taseko Mines Ltd., 8.25%, 5/1/30(1)	1,308,000	1,337,064
TMS International Corp., 6.25%, 4/15/29(1)	725,000	675,778
		53,243,417
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)	2,075,000	1,978,714
Blackstone Mortgage Trust, Inc., 7.75%, 12/1/29(1)	525,000	540,824
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	850,000	828,455
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	825,000	786,288
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	650,000	667,609
Rithm Capital Corp., 8.00%, 4/1/29(1)	2,075,000	2,065,220
Starwood Property Trust, Inc., 6.00%, 4/15/30(1)	2,300,000	2,250,084
Starwood Property Trust, Inc., 6.50%, 7/1/30(1)	950,000	951,523
Starwood Property Trust, Inc., 6.50%, 10/15/30(1)(2)	850,000	844,242
		10,912,959
Oil, Gas and Consumable Fuels — 9.5%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	1,300,000	1,323,122
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	1,400,000	1,396,819
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	750,000	733,620
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.625%, 2/1/32(1)	1,425,000	1,449,984
Antero Resources Corp., 7.625%, 2/1/29(1)	556,000	570,438
APA Corp., 7.375%, 8/15/47(1)	600,000	628,453
APA Corp., 5.35%, 7/1/49(1)	1,150,000	954,124
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/1/27(1)	2,150,000	2,636,223
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/28(1)	225,000	229,601

	Principal Amount/Shares	Value
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.625%, 10/15/32(1)	$525,000	$523,061
Baytex Energy Corp., 8.50%, 4/30/30(1)	1,700,000	1,728,259
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	1,375,000	1,406,268
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(1)	400,000	414,092
Buckeye Partners LP, 6.875%, 7/1/29(1)	1,550,000	1,576,885
Buckeye Partners LP, 6.75%, 2/1/30(1)	550,000	557,489
Buckeye Partners LP, 5.85%, 11/15/43	825,000	730,263
California Resources Corp., 8.25%, 6/15/29(1)	825,000	839,112
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	1,750,000	1,747,776
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	2,300,000	2,342,782
Civitas Resources, Inc., 5.00%, 10/15/26(1)	2,250,000	2,218,790
Civitas Resources, Inc., 8.375%, 7/1/28(1)	975,000	1,007,406
Civitas Resources, Inc., 8.625%, 11/1/30(1)	700,000	722,786
Civitas Resources, Inc., 8.75%, 7/1/31(1)	762,000	783,484
CNX Resources Corp., 6.00%, 1/15/29(1)	1,150,000	1,136,383
CNX Resources Corp., 7.375%, 1/15/31(1)	1,000,000	1,016,954
CNX Resources Corp., 7.25%, 3/1/32(1)	825,000	839,615
Comstock Resources, Inc., 6.75%, 3/1/29(1)	633,000	619,780
Comstock Resources, Inc., 5.875%, 1/15/30(1)	2,125,000	2,009,566
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	4,600,000	4,416,506
Crescent Energy Finance LLC, 9.25%, 2/15/28(1)	1,575,000	1,636,397
Crescent Energy Finance LLC, 7.625%, 4/1/32(1)	425,000	420,753
Crescent Energy Finance LLC, 7.375%, 1/15/33(1)	800,000	772,119
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	1,375,000	1,378,959
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29(1)	3,925,000	4,070,099
DT Midstream, Inc., 4.125%, 6/15/29(1)	275,000	259,062
DT Midstream, Inc., 4.375%, 6/15/31(1)	800,000	736,578
Energy Transfer LP, VRN, 7.125%, 10/1/54	1,375,000	1,397,202
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	1,450,000	1,481,290
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	750,000	770,259
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	2,703,000	2,620,378
EQM Midstream Partners LP, 7.50%, 6/1/30(1)	2,525,000	2,729,968
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	1,913,000	1,840,769
Expand Energy Corp., 5.875%, 2/1/29(1)	1,100,000	1,098,874
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	310,000	316,422
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	600,000	606,395
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/30	1,125,000	1,169,436
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	1,700,000	1,713,609
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 5/15/33	2,300,000	2,319,842
Gulfport Energy Operating Corp., 6.75%, 9/1/29(1)	625,000	634,095
Harvest Midstream I LP, 7.50%, 9/1/28(1)	1,925,000	1,945,459
Harvest Midstream I LP, 7.50%, 5/15/32(1)	1,375,000	1,413,969
Hess Midstream Operations LP, 5.875%, 3/1/28(1)	525,000	527,784
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	1,645,000	1,620,863
Hess Midstream Operations LP, 6.50%, 6/1/29(1)	825,000	842,113
Hess Midstream Operations LP, 4.25%, 2/15/30(1)	421,000	396,386
Hess Midstream Operations LP, 5.50%, 10/15/30(1)	1,596,000	1,564,240
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28(1)	475,000	474,945
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30(1)	1,300,000	1,237,731
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31(1)	1,000,000	935,495
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32(1)	950,000	888,748
Hilcorp Energy I LP/Hilcorp Finance Co., 8.375%, 11/1/33(1)	850,000	871,930
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35(1)	750,000	717,212
ITT Holdings LLC, 6.50%, 8/1/29(1)	1,675,000	1,546,907

	Principal Amount/Shares	Value
Kimmeridge Texas Gas LLC, 8.50%, 2/15/30(1)	$500,000	$500,099
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29(1)	1,425,000	1,392,702
Long Ridge Energy LLC, 8.75%, 2/15/32(1)	675,000	652,852
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/1/32(1)	1,950,000	1,947,769
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28(1)	2,800,000	2,976,613
Matador Resources Co., 6.875%, 4/15/28(1)	1,125,000	1,140,081
Matador Resources Co., 6.50%, 4/15/32(1)	900,000	892,663
Matador Resources Co., 6.25%, 4/15/33(1)	1,450,000	1,417,998
MEG Energy Corp., 5.875%, 2/1/29(1)	690,000	679,055
Murphy Oil Corp., 6.00%, 10/1/32	528,000	508,440
Murray Energy Corp., 12.00%, 4/15/24(5)(6)	5,425,447	54
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	2,150,000	1,819,216
NFE Financing LLC, 12.00%, 11/15/29(1)	3,600,000	3,037,203
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)	3,010,000	3,033,470
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	2,550,000	2,558,566
Northern Oil & Gas, Inc., 8.125%, 3/1/28(1)	3,250,000	3,261,349
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	1,150,000	1,174,387
Northriver Midstream Finance LP, 6.75%, 7/15/32(1)	1,850,000	1,868,789
NuStar Logistics LP, 5.625%, 4/28/27	1,225,000	1,220,909
NuStar Logistics LP, 6.375%, 10/1/30	1,850,000	1,871,720
ONEOK, Inc., 5.60%, 4/1/44	1,400,000	1,303,860
ONEOK, Inc., 5.05%, 4/1/45	1,200,000	1,040,173
ONEOK, Inc., 5.45%, 6/1/47	1,525,000	1,383,099
Parkland Corp., 5.875%, 7/15/27(1)	750,000	747,998
Parkland Corp., 4.50%, 10/1/29(1)	4,425,000	4,176,167
Parkland Corp., 4.625%, 5/1/30(1)	1,325,000	1,244,740
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	4,399,000	4,095,669
PBF Holding Co. LLC/PBF Finance Corp., 9.875%, 3/15/30(1)	225,000	212,988
PBF Holding Co. LLC/PBF Finance Corp., 7.875%, 9/15/30(1)	1,325,000	1,162,010
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	3,866,000	3,855,813
Permian Resources Operating LLC, 8.00%, 4/15/27(1)	2,183,000	2,225,803
Permian Resources Operating LLC, 5.875%, 7/1/29(1)	1,556,000	1,536,812
Prairie Acquiror LP, 9.00%, 8/1/29(1)	1,275,000	1,299,032
Range Resources Corp., 8.25%, 1/15/29	1,245,000	1,281,615
Rockies Express Pipeline LLC, 3.60%, 5/15/25(1)	385,000	383,902
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	700,000	670,813
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	645,000	606,307
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	250,000	252,567
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	1,400,000	1,368,321
Saturn Oil & Gas, Inc., 9.625%, 6/15/29(1)	808,000	782,169
SM Energy Co., 6.75%, 9/15/26	225,000	225,101
SM Energy Co., 6.75%, 8/1/29(1)	1,250,000	1,232,563
South Bow Canadian Infrastructure Holdings Ltd., VRN, 7.50%, 3/1/55(1)	850,000	861,065
South Bow Canadian Infrastructure Holdings Ltd., VRN, 7.625%, 3/1/55(1)	1,075,000	1,091,695
Sunoco LP, 7.00%, 5/1/29(1)	350,000	358,338
Sunoco LP, 6.25%, 7/1/33(1)	1,400,000	1,402,432
Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27	1,375,000	1,373,628
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	1,125,000	1,152,181
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	1,975,000	1,848,473
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.375%, 2/15/29(1)	1,300,000	1,307,470
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	850,000	807,297
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	1,175,000	1,112,109
Talos Production, Inc., 9.00%, 2/1/29(1)	750,000	771,357
Talos Production, Inc., 9.375%, 2/1/31(1)	1,985,000	2,021,566

	Principal Amount/Shares	Value
Targa Resources Corp., 4.95%, 4/15/52	$600,000	$507,179
Targa Resources Corp., 6.50%, 2/15/53	600,000	624,538
Teine Energy Ltd., 6.875%, 4/15/29(1)	1,350,000	1,325,962
TransMontaigne Partners LLC, 8.50%, 6/15/30(1)	1,100,000	1,109,285
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	1,600,000	1,625,019
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31(1)	1,700,000	1,545,826
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	881,000	758,947
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	1,699,000	1,737,153
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	3,125,000	3,352,925
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	2,350,000	2,385,029
Venture Global LNG, Inc., 9.875%, 2/1/32(1)	3,000,000	3,188,131
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	1,300,000	1,274,364
Viper Energy, Inc., 5.375%, 11/1/27(1)	1,500,000	1,487,204
Vital Energy, Inc., 7.75%, 7/31/29(1)	2,300,000	2,239,818
Vital Energy, Inc., 9.75%, 10/15/30	475,000	483,588
Vital Energy, Inc., 7.875%, 4/15/32(1)	595,000	554,474
Western Midstream Operating LP, 5.45%, 4/1/44	300,000	268,119
Western Midstream Operating LP, 5.30%, 3/1/48	520,000	446,794
Western Midstream Operating LP, 5.50%, 8/15/48	300,000	262,512
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(1)	700,000	682,271
		182,524,135
Paper and Forest Products — 0.1%
Domtar Corp., 6.75%, 10/1/28(1)	1,138,000	1,033,184
Mercer International, Inc., 12.875%, 10/1/28(1)	375,000	397,256
Mercer International, Inc., 5.125%, 2/1/29	900,000	772,505
		2,202,945
Passenger Airlines — 1.0%
Allegiant Travel Co., 7.25%, 8/15/27(1)	775,000	751,853
American Airlines, Inc., 7.25%, 2/15/28(1)	1,750,000	1,742,314
American Airlines, Inc., 8.50%, 5/15/29(1)	2,475,000	2,514,158
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,260,417	1,257,922
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	4,725,000	4,627,575
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	3,946,000	3,898,417
Latam Airlines Group SA, 7.875%, 4/15/30(1)	1,075,000	1,067,072
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00% Cash plus 4.00% PIK, 3/6/30(1)	709,459	632,306
United Airlines, Inc., 4.625%, 4/15/29(1)	2,225,000	2,107,153
		18,598,770
Personal Care Products — 0.2%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	2,950,000	3,050,675
Pharmaceuticals — 1.5%
1261229 BC Ltd., 10.00%, 4/15/32(1)(2)	2,975,000	2,959,984
Bausch Health Americas, Inc., 9.25%, 4/1/26(1)	1,475,000	1,445,500
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	2,485,000	2,364,067
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	1,075,000	1,074,597
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	1,714,000	1,715,071
Bausch Health Cos., Inc., 6.125%, 2/1/27(1)	2,325,000	2,359,003
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	800,000	799,100
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	1,075,000	839,871
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	700,000	566,062
Bausch Health Cos., Inc., 11.00%, 9/30/28(1)	2,125,000	2,025,391
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	500,000	334,610
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	1,375,000	936,444
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	1,325,000	786,765

	Principal Amount/Shares	Value
Bausch Health Cos., Inc., 14.00%, 10/15/30(1)	$300,000	$283,641
Bausch Health Cos., Inc., 5.25%, 2/15/31(1)	550,000	316,940
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)	400,000	417,510
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 14.75%, 11/14/28(1)	300,371	314,895
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	2,275,000	2,127,771
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	3,075,000	2,683,475
Organon & Co./Organon Foreign Debt Co-Issuer BV, 6.75%, 5/15/34(1)	600,000	589,455
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.875%, 5/15/34(1)	600,000	583,157
P&L Development LLC/PLD Finance Corp., 9.00% Cash plus 3.50% PIK, 5/15/29(1)	756,194	770,698
Perrigo Finance Unlimited Co., 6.125%, 9/30/32	625,000	615,769
Prestige Brands, Inc., 5.125%, 1/15/28(1)	800,000	786,952
Prestige Brands, Inc., 3.75%, 4/1/31(1)	1,125,000	1,009,849
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	425,000	307,601
		29,014,178
Professional Services — 0.3%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	1,025,000	1,009,382
AMN Healthcare, Inc., 4.625%, 10/1/27(1)	700,000	673,506
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	3,500,000	3,157,264
		4,840,152
Real Estate Management and Development — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(1)	3,093,600	2,754,421
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	1,743,000	1,426,912
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/30(1)	675,000	505,510
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	800,000	802,640
Cushman & Wakefield U.S. Borrower LLC, 8.875%, 9/1/31(1)	600,000	637,601
Forestar Group, Inc., 5.00%, 3/1/28(1)	1,350,000	1,322,006
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	1,075,000	1,124,706
Howard Hughes Corp., 5.375%, 8/1/28(1)	2,800,000	2,719,179
Howard Hughes Corp., 4.125%, 2/1/29(1)	1,975,000	1,803,884
Kennedy-Wilson, Inc., 4.75%, 2/1/30	1,225,000	1,097,121
		14,193,980
Semiconductors and Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	866,000	868,840
ams-OSRAM AG, 12.25%, 3/30/29(1)	450,000	462,886
Entegris, Inc., 4.75%, 4/15/29(1)	350,000	337,725
ON Semiconductor Corp., 3.875%, 9/1/28(1)	1,850,000	1,733,814
Synaptics, Inc., 4.00%, 6/15/29(1)	1,563,000	1,434,500
		4,837,765
Software — 2.8%
Camelot Finance SA, 4.50%, 11/1/26(1)	1,250,000	1,226,532
Castle U.S. Holding Corp., 9.50%, 2/15/28(1)	2,375,000	1,065,344
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	6,875,000	6,688,038
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	11,050,000	11,028,450
Dye & Durham Ltd., 8.625%, 4/15/29(1)	475,000	490,049
Elastic NV, 4.125%, 7/15/29(1)	1,300,000	1,213,494
Ellucian Holdings, Inc., 6.50%, 12/1/29(1)	1,075,000	1,059,873
Gen Digital, Inc., 6.75%, 9/30/27(1)	975,000	987,829
Gen Digital, Inc., 7.125%, 9/30/30(1)	1,975,000	2,018,021
Gen Digital, Inc., 6.25%, 4/1/33(1)	350,000	349,283
GoTo Group, Inc., 5.50%, 5/1/28(1)	905,520	778,747
GoTo Group, Inc., 5.50%, 5/1/28(1)	1,250,480	531,454
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.625%, 5/1/28(1)	500,000	450,384
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 8.75%, 5/1/29(1)	1,000,000	996,238
Open Text Corp., 3.875%, 2/15/28(1)	1,625,000	1,532,208

	Principal Amount/Shares	Value
Open Text Corp., 3.875%, 12/1/29(1)	$2,425,000	$2,208,934
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	2,100,000	1,917,631
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	3,025,000	2,675,581
Rocket Software, Inc., 9.00%, 11/28/28(1)	2,375,000	2,451,335
Rocket Software, Inc., 6.50%, 2/15/29(1)	525,000	495,462
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	4,920,000	4,886,648
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	4,125,000	4,173,987
Synopsys, Inc., 5.70%, 4/1/55	1,250,000	1,242,025
UKG, Inc., 6.875%, 2/1/31(1)	3,175,000	3,223,178
		53,690,725
Specialized REITs — 0.7%
Iron Mountain, Inc., 4.875%, 9/15/27(1)	350,000	343,114
Iron Mountain, Inc., 5.25%, 3/15/28(1)	2,350,000	2,298,572
Iron Mountain, Inc., 5.00%, 7/15/28(1)	1,050,000	1,018,797
Iron Mountain, Inc., 5.25%, 7/15/30(1)	4,700,000	4,510,836
Iron Mountain, Inc., 4.50%, 2/15/31(1)	3,150,000	2,890,558
Iron Mountain, Inc., 6.25%, 1/15/33(1)	1,850,000	1,833,492
SBA Communications Corp., 3.875%, 2/15/27	650,000	632,664
		13,528,033
Specialty Retail — 2.1%
Asbury Automotive Group, Inc., 4.50%, 3/1/28	645,000	621,570
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	825,000	773,909
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	350,000	317,690
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	1,625,000	1,649,489
Bath & Body Works, Inc., 6.75%, 7/1/36	2,300,000	2,295,385
BCPE Ulysses Intermediate, Inc., 7.75% Cash or 8.50% PIK, 4/1/27(1)	1,075,000	1,011,949
Carvana Co., 11.00%, 6/1/30(1)	871,500	923,441
Carvana Co., 14.00% PIK, 6/1/31(1)	1,944,417	2,162,223
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	419,000	436,482
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	2,825,000	2,798,620
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	3,500,000	3,172,160
Gap, Inc., 3.625%, 10/1/29(1)	1,125,000	1,016,178
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)	1,675,000	1,512,863
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, 8/15/29(1)	1,000,000	978,310
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 1/15/32(1)	1,266,000	1,067,687
Group 1 Automotive, Inc., 6.375%, 1/15/30(1)	625,000	627,905
LBM Acquisition LLC, 6.25%, 1/15/29(1)	1,600,000	1,364,447
Lithia Motors, Inc., 4.625%, 12/15/27(1)	1,525,000	1,478,566
Lithia Motors, Inc., 3.875%, 6/1/29(1)	2,725,000	2,497,504
Murphy Oil USA, Inc., 4.75%, 9/15/29	1,025,000	981,777
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)	425,000	377,936
Park River Holdings, Inc., 5.625%, 2/1/29(1)	600,000	471,626
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,700,000	1,592,521
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	700,000	643,380
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	920,000	848,065
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	1,375,000	1,235,650
Staples, Inc., 10.75%, 9/1/29(1)	2,550,000	2,306,959
Staples, Inc., 12.75%, 1/15/30(1)	2,681,296	1,819,428
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	1,200,000	1,084,575
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	1,350,000	1,247,754
Velocity Vehicle Group LLC, 8.00%, 6/1/29(1)	625,000	641,897
White Cap Buyer LLC, 6.875%, 10/15/28(1)	1,150,000	1,104,963
		41,062,909
Technology Hardware, Storage and Peripherals — 0.4%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	1,225,000	1,272,855

	Principal Amount/Shares	Value
NCR Voyix Corp., 5.00%, 10/1/28(1)	$1,350,000	$1,300,355
NCR Voyix Corp., 5.125%, 4/15/29(1)	1,054,000	1,005,061
Seagate HDD Cayman, 4.09%, 6/1/29	450,000	424,163
Seagate HDD Cayman, 4.125%, 1/15/31	1,760,000	1,599,322
Seagate HDD Cayman, 9.625%, 12/1/32	2,147,275	2,417,417
Western Digital Corp., 4.75%, 2/15/26	440,000	437,809
		8,456,982
Textiles, Apparel and Luxury Goods — 0.3%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	400,000	414,214
Crocs, Inc., 4.25%, 3/15/29(1)	925,000	860,829
Crocs, Inc., 4.125%, 8/15/31(1)	2,000,000	1,766,196
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, 7.50%, 5/1/25(1)	900,000	813,469
Hanesbrands, Inc., 9.00%, 2/15/31(1)	650,000	685,631
Kontoor Brands, Inc., 4.125%, 11/15/29(1)	850,000	781,945
S&S Holdings LLC, 8.375%, 10/1/31(1)	975,000	922,268
		6,244,552
Trading Companies and Distributors — 0.8%
Alta Equipment Group, Inc., 9.00%, 6/1/29(1)	925,000	810,288
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	1,675,000	1,672,681
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	2,100,000	2,115,563
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	1,675,000	1,763,527
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/28(1)	1,625,000	1,594,155
Fortress Transportation & Infrastructure Investors LLC, 7.875%, 12/1/30(1)	350,000	366,531
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 5/1/31(1)	700,000	711,772
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 6/15/32(1)	2,925,000	2,968,393
Fortress Transportation & Infrastructure Investors LLC, 5.875%, 4/15/33(1)	1,900,000	1,817,595
Foundation Building Materials, Inc., 6.00%, 3/1/29(1)	1,275,000	1,042,203
Herc Holdings, Inc., 6.625%, 6/15/29(1)	575,000	577,397
		15,440,105
Transportation Infrastructure — 0.1%
Seaspan Corp., 5.50%, 8/1/29(1)	1,950,000	1,768,761
Star Leasing Co. LLC, 7.625%, 2/15/30(1)	775,000	745,660
		2,514,421
Water Utilities — 0.1%
Aris Water Holdings LLC, 7.25%, 4/1/30(1)	1,200,000	1,214,532
Wireless Telecommunication Services — 0.5%
C&W Senior Finance Ltd., 9.00%, 1/15/33(1)	1,200,000	1,182,218
Digicel Group Holdings Ltd., Series 1B14, 0.00%, 12/31/30(1)(3)	682,295	51,172
Digicel Group Holdings Ltd., Series 3B14, 0.00%, 12/31/30(1)(3)	174,996	5,250
Rogers Communications, Inc., VRN, 7.00%, 4/15/55	325,000	326,336
Rogers Communications, Inc., VRN, 7.125%, 4/15/55	650,000	648,043
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	2,350,000	2,031,619
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	2,800,000	2,436,953
Vodafone Group PLC, VRN, 7.00%, 4/4/79	1,875,000	1,934,064
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,600,000	1,697,768
		10,313,423
TOTAL CORPORATE BONDS (Cost $1,865,421,350)		1,815,906,052
BANK LOAN OBLIGATIONS(7) — 1.6%
Building Products — 0.0%
MI Windows & Doors LLC, 2024 Term Loan B2, 7.32%, (1-month SOFR plus 3.00%), 3/28/31	769,188	757,223
Chemicals — 0.0%
Polar U.S. Borrower LLC, 2024 Term Loan B1B, 10.00% Cash plus 0.75% PIK, 10/16/28	1,124,098	631,366
Construction Materials — 0.1%
Quikrete Holdings, Inc., 2025 Term Loan B, 6.57%, (1-month SOFR plus 2.25%), 2/10/32	1,500,000	1,485,045

	Principal Amount/Shares	Value
Diversified Telecommunication Services — 0.1%
Consolidated Communications, Inc., 2021 Term Loan B, 7.94%, (1-month SOFR plus 3.50%), 10/2/27	$1,925,000	$1,921,545
Windstream Services LLC, 2024 Term Loan B, 9.17%, (1-month SOFR plus 4.75%), 10/1/31	475,000	475,000
		2,396,545
Electric Utilities — 0.0%
NRG Energy, Inc., 2024 Term Loan, 6.04%, (3-month SOFR plus 1.75%), 4/16/31	298,492	298,306
Entertainment — 0.0%
Allen Media LLC, 2021 Term Loan B, 9.95%, (3-month SOFR plus 5.50%), 2/10/27	823,748	481,069
Food Products — 0.2%
Northeast Grocery, Inc., Term Loan B, 11.82%, (3-month SOFR plus 7.50%), 12/13/28	2,979,274	3,003,481
Ground Transportation — 0.0%
Vortex Opco LLC, First Out Term Loan, 10.55%, (3-month SOFR plus 6.25%), 4/30/30	280,800	288,639
Health Care Providers and Services — 0.1%
LifePoint Health, Inc., 2024 Incremental Term Loan B1, 7.82%, (3-month SOFR plus 3.50%), 5/19/31	348,252	336,126
MPH Acquisition Holdings LLC, 2025 Exchange 1st Out Term Loan, 8.04%, (3-month SOFR plus 3.75%), 12/31/30	339,995	337,506
Select Medical Corp., 2024 Term Loan B, 6.32%, (1-month SOFR plus 2.00%), 12/3/31	299,250	299,250
		972,882
Hotels, Restaurants and Leisure — 0.1%
Life Time Fitness, Inc., 2024 Term Loan B, 6.80%, (3-month SOFR plus 2.50%), 11/5/31	773,063	772,193
Scientific Games Holdings LP, 2024 USD Term Loan B, 7.30%, (3-month SOFR plus 3.00%), 4/4/29	1,911,146	1,902,383
		2,674,576
Independent Power and Renewable Electricity Producers — 0.1%
Lightning Power LLC, Term Loan B, 6.55%, (3-month SOFR plus 2.25%), 8/18/31	1,116,562	1,111,750
IT Services — 0.6%
Amentum Government Services Holdings LLC, 2024 Term Loan B, 6.57%, (1-month SOFR plus 2.25%), 9/29/31	2,394,000	2,319,942
Fortress Intermediate 3, Inc., Term Loan B, 8.07%, (1-month SOFR plus 3.75%), 6/27/31	447,750	447,472
Twitter, Inc., 2025 Fixed Term Loan, 9.50%, 10/26/29	6,475,000	6,650,764
Vericast Corp., 2024 Extended Term Loan, 12.35% Cash plus 0.50% PIK, 6/15/30	975,614	934,639
		10,352,817
Machinery — 0.0%
Titan Acquisition Ltd., 2024 Term Loan B, 8.72%, (6-month SOFR plus 4.50%), 2/15/29	446,625	445,276
Media — 0.0%
Univision Communications, Inc., 2022 First Lien Term Loan B, 8.55%, (3-month SOFR plus 4.25%), 6/24/29	72,938	70,992
Paper and Forest Products — 0.1%
Glatfelter Corp., Term Loan B, 8.56%, (3-month SOFR plus 4.25%), 11/4/31	1,546,125	1,543,226
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan B, 7.55%, (3-month SOFR plus 3.25%), 2/14/31	2,126,143	2,052,259
Pharmaceuticals — 0.1%
Bausch Health Companies, Inc., 2025 Term Loan B, 9/25/30(8)	800,000	771,000
Textiles, Apparel and Luxury Goods — 0.0%
Champ Acquisition Corp., 2024 Term Loan B, 8.80%, (3-month SOFR plus 4.45%), 11/25/31	447,188	450,354
TOTAL BANK LOAN OBLIGATIONS (Cost $30,350,866)		29,786,806
PREFERRED SECURITIES — 0.7%
Banks — 0.1%
BW Real Estate, Inc., 9.50%(1)	700,000	706,543
Citigroup, Inc., 4.00%	700,000	690,873
		1,397,416
Capital Markets — 0.0%
Goldman Sachs Group, Inc., 7.56%	1,025,000	1,028,813
Consumer Finance — 0.1%
Ally Financial, Inc., 4.70%	1,700,000	1,587,407
Electric Utilities — 0.1%
Electricite de France SA, 9.125%(1)	800,000	901,765

	Principal Amount/Shares	Value
NRG Energy, Inc., 10.25%(1)	2,025,000	$2,235,750
		3,137,515
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp., 7.00%(1)	3,435,000	3,481,194
Vistra Corp., 8.00%(1)	1,725,000	1,776,039
		5,257,233
Oil, Gas and Consumable Fuels — 0.1%
Plains All American Pipeline LP, 8.69%	1,825,000	1,825,572
TOTAL PREFERRED SECURITIES (Cost $13,073,976)		14,233,956
COMMON STOCKS — 0.5%
Building Products — 0.0%
Hardwood Holdings LLC (Acquired 4/27/21, Cost $12,630)(5)(9)	1,684	39,153
Chemicals — 0.0%
Cornerstone Chemical Co. (Acquired 1/11/24, Cost $54,814)(5)(9)	15,661	156
Consumer Finance — 0.0%
Curo Group Holdings LLC(5)	14,289	80,376
Consumer Staples Distribution & Retail — 0.0%
Rite Aid Corp. (Acquired 9/4/24, Cost $77,100)(5)(9)	1,028	74,530
Diversified Telecommunication Services — 0.1%
Intelsat SA	32,375	1,193,828
Energy Equipment and Services — 0.1%
Nabors Industries Ltd.(5)	1,332	55,556
Nine Energy Service, Inc.(5)	9,875	11,159
Superior Energy Services (Acquired 2/16/21, Cost $1,458,432)(9)	26,494	1,705,551
		1,772,266
Gas Utilities — 0.0%
Ferrellgas Partners LP, Class B	364	63,700
Health Care Providers and Services — 0.0%
Air Methods Corp. (Acquired 2/20/24, Cost $26,325)(5)(9)	1,080	55,350
IT Services — 0.2%
Carnelian Point Holdings LP (Acquired 2/3/15 - 4/27/21, Cost $5,024,155)(5)(9)	2,222	19,220
Carnelian Point Holdings LP (Acquired 6/3/24, Cost $3,259,445)(5)(9)	235,339	2,035,683
Carnelian Point Holdings LP (Acquired 6/3/24, Cost $2,079,979)(5)(9)	150,179	1,299,048
		3,353,951
Machinery — 0.0%
UC Holdings, Inc. (Acquired 9/21/15 - 4/1/23, Cost $115,380)(5)(9)	11,932	119
Media — 0.0%
Audacy, Inc. (Acquired 10/1/24, Cost $15,056)(5)(9)	941	15,056
TPC Holdings, Inc., A Shares (Acquired 11/16/22, Cost $97,580)(5)(9)	7,517	197,321
		212,377
Metals and Mining — 0.0%
Petra Diamonds Ltd.(5)	108,200	39,323
Passenger Airlines — 0.0%
Spirit Aviation Holdings, Inc.(5)	27,834	459,261
Pharmaceuticals — 0.1%
Endo, Inc. (Acquired 4/23/24 - 2/6/25, Cost $1,157,801)(5)(9)	55,789	1,338,936
Mallinckrodt PLC (Acquired 12/1/23, Cost $329,954)(5)(9)	8,683	880,239
		2,219,175
Technology Hardware, Storage and Peripherals — 0.0%
Diebold Nixdorf, Inc.(5)	6,608	288,902
TOTAL COMMON STOCKS (Cost $18,063,097)		9,852,467
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Banks — 0.1%
Barclays PLC, 7.625%	400,000	392,178

	Principal Amount/Shares	Value
Barclays PLC, 9.625%	1,000,000	$1,099,351
		1,491,529
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $1,400,000)		1,491,529
CONVERTIBLE BONDS — 0.0%
Capital Markets — 0.0%
Coinbase Global, Inc., 0.50%, 6/1/26	$450,000	440,775
Media — 0.0%
Liberty Interactive LLC, 3.75%, 2/15/30	99,870	25,966
TOTAL CONVERTIBLE BONDS (Cost $444,558)		466,741
ESCROW INTERESTS(10) — 0.0%
Banks — 0.0%
Washington Mutual, Inc.(5)	250,000	3,813
Consumer Staples Distribution & Retail — 0.0%
Rite Aid Corp.(5)	205,706	20
Rite Aid Corp.(5)	70,050	1,051
Rite Aid Corp.(5)	1,131,000	113
		1,184
Electric Utilities — 0.0%
GenOn Energy, Inc.(5)	450,000	—
RRI Energy, Inc.(5)	75,000	—
		—
Energy Equipment and Services — 0.0%
Parker Drilling Co.(5)	4,422	44
Ground Transportation — 0.0%
Hertz Corp.(5)	1,075,000	205,594
Oil, Gas and Consumable Fuels — 0.0%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.(5)	950,000	5,700
Sanchez Energy Corp.(5)	3,990,000	99,750
Sanchez Energy Corp.(5)	2,225,000	55,625
		161,075
Paper and Forest Products — 0.0%
Appvion(5)	200,000	—
Pharmaceuticals — 0.0%
Endo GUC Trust(5)	421,757	4,218
Endo Luxembourg Finance SARL(5)	1,350,000	135
Par Pharmaceutical, Inc.(5)	3,281,000	328
		4,681
TOTAL ESCROW INTERESTS (Cost $5,443,511)		376,391
WARRANTS — 0.0%
Consumer Finance — 0.0%
Curo Group Holdings LLC(5)	24,966	14,663
Diversified Telecommunication Services — 0.0%
Intelsat SA(5)	6	27
Health Care Providers and Services — 0.0%
Air Methods Corp.(5)	6,000	21,864
Air Methods Corp.(5)	2,842	4,661
		26,525
Media — 0.0%
Audacy Capital Corp.(5)	190	19
Audacy Capital Corp.(5)	1,140	113
		132
TOTAL WARRANTS (Cost $1,005,220)		41,347

	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $11,007,266)	11,007,266	$11,007,266
TOTAL INVESTMENT SECURITIES — 98.5% (Cost $1,946,209,844)		1,883,162,555
OTHER ASSETS AND LIABILITIES — 1.5%		28,283,768
TOTAL NET ASSETS — 100.0%		$1,911,446,323

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,523,398,663, which represented 79.7% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)Security is in default.
(5)Non-income producing.
(6)Maturity is in default.
(7)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(8)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(9)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $7,660,362, which represented 0.4% of total net assets.
(10)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MARCH 31, 2025
Assets
Investment securities, at value (cost of $1,946,209,844)	$1,883,162,555
Cash	831,063
Receivable for investments sold	8,389,476
Receivable for capital shares sold	6,344,618
Interest and dividends receivable	33,706,715
1,932,434,427

Liabilities
Payable for investments purchased	9,174,842
Payable for capital shares redeemed	10,570,756
Accrued management fees	610,755
Distribution and service fees payable	1,534
Dividends payable	630,217
20,988,104

Net Assets	$1,911,446,323

Net Assets Consist of:
Capital paid in	$2,104,108,512
Distributable earnings (loss)	(192,662,189)
$1,911,446,323

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$184,388,384	21,479,720	$8.58
I Class	$160,779,628	18,736,379	$8.58
Y Class	$293,585,758	34,225,049	$8.58
A Class	$7,287,723	848,950	$8.58
R5 Class	$171,796	20,018	$8.58
R6 Class	$327,508,426	38,189,090	$8.58
G Class	$937,724,608	109,299,812	$8.58
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $8.98 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED MARCH 31, 2025
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $42,484)	$159,670,704
Dividends	189,504
159,860,208

Expenses:
Management fees	12,857,402
Distribution and service fees - A Class	16,515
Trustees' fees and expenses	135,620
13,009,537
Fees waived - G Class	(5,367,331)
7,642,206

Net investment income (loss)	152,218,002

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(22,771,118)
Change in net unrealized appreciation (depreciation) on investments	27,286,660

Net realized and unrealized gain (loss)	4,515,542

Net Increase (Decrease) in Net Assets Resulting from Operations	$156,733,544

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2025 AND MARCH 31, 2024
Increase (Decrease) in Net Assets	March 31, 2025	March 31, 2024
Operations
Net investment income (loss)	$152,218,002	$140,377,550
Net realized gain (loss)	(22,771,118)	(27,071,574)
Change in net unrealized appreciation (depreciation)	27,286,660	108,579,346
Net increase (decrease) in net assets resulting from operations	156,733,544	221,885,322

Distributions to Shareholders
From earnings:
Investor Class	(9,594,398)	(7,832,370)
I Class	(30,999,035)	(27,823,594)
Y Class	(20,978,193)	(15,371,096)
A Class	(410,072)	(317,123)
R5 Class	(12,539)	(12,511)
R6 Class	(16,383,603)	(13,958,205)
G Class	(73,877,258)	(74,267,340)
Decrease in net assets from distributions	(152,255,098)	(139,582,239)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(271,240,752)	139,138,721

Net increase (decrease) in net assets	(266,762,306)	221,441,804

Net Assets
Beginning of period	2,178,208,629	1,956,766,825
End of period	$1,911,446,323	$2,178,208,629

See Notes to Financial Statements.

Notes to Financial Statements

MARCH 31, 2025

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current yield and capital growth.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for the fund and to manage the fund’s assets. NCRAM is responsible for the day-to-day management of the fund, subject to the general supervision of the Board of Trustees and the investment advisor and in accordance with the investment objective, policies and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor of the fund. A subsidiary of NCRAM’s parent company indirectly owns a non-controlling equity interest in ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 26% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	R5 Class	R6 Class	G Class
0.775%	0.675%	0.575%	0.775%	0.575%	0.525%	0.000%(1)
(1)Effective annual management fee before waiver was 0.525%.

Distribution and Service Fees — The Board of Trustees has adopted a Master Distribution and Individual Shareholder Services Plan (the plan) for the A Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the A Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended March 31, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended March 31, 2025 were $749,784,252 and $1,011,019,490, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended March 31, 2025		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	16,820,376	$145,387,247	12,872,205	$108,019,000
Issued in reinvestment of distributions	1,061,940	9,172,966	905,722	7,550,889
Redeemed	(12,036,577)	(104,063,632)	(12,334,917)	(103,202,225)
	5,845,739	50,496,581	1,443,010	12,367,664
I Class
Sold	17,996,607	155,421,055	22,563,791	187,374,874
Issued in reinvestment of distributions	3,535,693	30,537,879	3,277,919	27,328,912
Redeemed	(57,377,488)	(496,253,070)	(12,556,174)	(104,245,215)
	(35,845,188)	(310,294,136)	13,285,536	110,458,571
Y Class
Sold	11,128,867	95,740,435	24,628,694	202,591,262
Issued in reinvestment of distributions	1,607,037	13,855,599	1,004,502	8,445,037
Redeemed	(16,284,552)	(140,570,660)	(13,129,241)	(108,184,550)
	(3,548,648)	(30,974,626)	12,503,955	102,851,749
A Class
Sold	202,031	1,746,453	229,243	1,913,443
Issued in reinvestment of distributions	35,336	305,233	30,013	250,444
Redeemed	(108,641)	(938,019)	(128,532)	(1,064,982)
	128,726	1,113,667	130,724	1,098,905
R5 Class
Sold	5,748	49,913	6,189	50,923
Issued in reinvestment of distributions	1,445	12,470	1,501	12,511
Redeemed	(10,657)	(92,424)	(5,485)	(45,068)
	(3,464)	(30,041)	2,205	18,366
R6 Class
Sold	19,213,217	166,001,013	7,197,057	59,878,157
Issued in reinvestment of distributions	1,893,139	16,358,976	1,675,658	13,936,707
Redeemed	(4,413,411)	(38,038,623)	(19,778,871)	(164,956,721)
	16,692,945	144,321,366	(10,906,156)	(91,141,857)
G Class
Sold	10,162,399	88,310,355	7,901,264	65,987,650
Issued in reinvestment of distributions	8,559,487	73,877,258	8,911,061	74,267,336
Redeemed	(33,321,718)	(288,061,176)	(16,384,080)	(136,769,663)
	(14,599,832)	(125,873,563)	428,245	3,485,323
Net increase (decrease)	(31,329,722)	$(271,240,752)	16,887,519	$139,138,721

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$1,815,906,052	—
Bank Loan Obligations	—	29,786,806	—
Preferred Securities	—	14,233,956	—
Common Stocks	$1,758,253	8,094,214	—
Convertible Preferred Securities	—	1,491,529	—
Convertible Bonds	—	466,741	—
Escrow Interests	—	376,391	—
Warrants	—	41,347	—
Short-Term Investments	11,007,266	—	—
	$12,765,519	$1,870,397,036	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests primarily in high-yield and lower-quality debt securities, which are subject to substantial risks including liquidity risk and credit risk.

8. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Ordinary income	$152,255,098	$139,582,239
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$1,950,484,297
Gross tax appreciation of investments	$31,951,132
Gross tax depreciation of investments	(99,272,874)
Net tax appreciation (depreciation) of investments	$(67,321,742)
Other book-to-tax adjustments	$(17,801)
Undistributed ordinary income	$611,923
Accumulated short-term capital losses	$(7,428,348)
Accumulated long-term capital losses	$(118,506,221)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Due to a shift in ownership of the fund, future capital loss carryover utilization in any given year is subject to Internal Revenue Code limitations. Any remaining accumulated gains after application of this limitation will be distributed to shareholders.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025	$8.58	0.56	—(3)	0.56	(0.56)	—	(0.56)	$8.58	6.76%	0.78%	0.78%	6.44%	6.44%	35%	$184,388
2024	$8.25	0.54	0.33	0.87	(0.54)	—	(0.54)	$8.58	10.76%	0.79%	0.79%	6.44%	6.44%	28%	$134,075
2023	$9.13	0.49	(0.85)	(0.36)	(0.50)	(0.02)	(0.52)	$8.25	(3.76)%	0.78%	0.78%	6.02%	6.02%	31%	$117,101
2022	$9.71	0.47	(0.47)	—	(0.48)	(0.10)	(0.58)	$9.13	(0.19)%	0.78%	0.78%	4.84%	4.84%	49%	$60,727
2021	$8.15	0.48	1.57	2.05	(0.49)	—	(0.49)	$9.71	25.69%	0.78%	0.78%	5.21%	5.21%	52%	$40,746
I Class
2025	$8.57	0.56	0.01	0.57	(0.56)	—	(0.56)	$8.58	6.86%	0.68%	0.68%	6.54%	6.54%	35%	$160,780
2024	$8.25	0.54	0.32	0.86	(0.54)	—	(0.54)	$8.57	10.86%	0.69%	0.69%	6.54%	6.54%	28%	$467,869
2023	$9.12	0.51	(0.85)	(0.34)	(0.51)	(0.02)	(0.53)	$8.25	(3.56)%	0.68%	0.68%	6.12%	6.12%	31%	$340,613
2022	$9.70	0.48	(0.47)	0.01	(0.49)	(0.10)	(0.59)	$9.12	(0.10)%	0.68%	0.68%	4.94%	4.94%	49%	$197,087
2021	$8.15	0.49	1.56	2.05	(0.50)	—	(0.50)	$9.70	25.68%	0.68%	0.68%	5.31%	5.31%	52%	$127,684
Y Class
2025	$8.57	0.57	0.01	0.58	(0.57)	—	(0.57)	$8.58	6.97%	0.58%	0.58%	6.64%	6.64%	35%	$293,586
2024	$8.25	0.55	0.32	0.87	(0.55)	—	(0.55)	$8.57	10.97%	0.59%	0.59%	6.64%	6.64%	28%	$323,733
2023	$9.13	0.51	(0.85)	(0.34)	(0.52)	(0.02)	(0.54)	$8.25	(3.57)%	0.58%	0.58%	6.22%	6.22%	31%	$208,457
2022	$9.70	0.49	(0.46)	0.03	(0.50)	(0.10)	(0.60)	$9.13	0.11%	0.58%	0.58%	5.04%	5.04%	49%	$421,257
2021	$8.15	0.50	1.56	2.06	(0.51)	—	(0.51)	$9.70	25.81%	0.58%	0.58%	5.41%	5.41%	52%	$615,479
A Class
2025	$8.58	0.53	—(3)	0.53	(0.53)	—	(0.53)	$8.58	6.49%	1.03%	1.03%	6.19%	6.19%	35%	$7,288
2024	$8.25	0.52	0.32	0.84	(0.51)	—	(0.51)	$8.58	10.48%	1.04%	1.04%	6.19%	6.19%	28%	$6,177
2023	$9.13	0.47	(0.85)	(0.38)	(0.48)	(0.02)	(0.50)	$8.25	(4.00)%	1.03%	1.03%	5.77%	5.77%	31%	$4,865
2022	$9.71	0.45	(0.47)	(0.02)	(0.46)	(0.10)	(0.56)	$9.13	(0.44)%	1.03%	1.03%	4.59%	4.59%	49%	$6,075
2021	$8.15	0.46	1.57	2.03	(0.47)	—	(0.47)	$9.71	25.38%	1.03%	1.03%	4.96%	4.96%	52%	$4,761
R5 Class
2025	$8.57	0.57	0.01	0.58	(0.57)	—	(0.57)	$8.58	6.97%	0.58%	0.58%	6.64%	6.64%	35%	$172
2024	$8.25	0.55	0.32	0.87	(0.55)	—	(0.55)	$8.57	10.97%	0.59%	0.59%	6.64%	6.64%	28%	$201
2023	$9.13	0.51	(0.85)	(0.34)	(0.52)	(0.02)	(0.54)	$8.25	(3.57)%	0.58%	0.58%	6.22%	6.22%	31%	$176
2022	$9.70	0.49	(0.46)	0.03	(0.50)	(0.10)	(0.60)	$9.13	0.12%	0.58%	0.58%	5.04%	5.04%	49%	$166
2021	$8.15	0.50	1.56	2.06	(0.51)	—	(0.51)	$9.70	25.81%	0.58%	0.58%	5.41%	5.41%	52%	$142

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2025	$8.57	0.58	0.01	0.59	(0.58)	—	(0.58)	$8.58	7.15%	0.53%	0.53%	6.69%	6.69%	35%	$327,508
2024	$8.25	0.55	0.33	0.88	(0.56)	—	(0.56)	$8.57	10.89%	0.54%	0.54%	6.69%	6.69%	28%	$184,160
2023	$9.12	0.52	(0.84)	(0.32)	(0.53)	(0.02)	(0.55)	$8.25	(3.41)%	0.53%	0.53%	6.27%	6.27%	31%	$267,183
2022	$9.70	0.49	(0.47)	0.02	(0.50)	(0.10)	(0.60)	$9.12	0.05%	0.53%	0.53%	5.09%	5.09%	49%	$208,223
2021	$8.14	0.50	1.58	2.08	(0.52)	—	(0.52)	$9.70	25.87%	0.53%	0.53%	5.46%	5.46%	52%	$282,349
G Class
2025	$8.57	0.62	0.01	0.63	(0.62)	—	(0.62)	$8.58	7.58%	0.00%	0.53%	7.22%	6.69%	35%	$937,725
2024	$8.25	0.60	0.32	0.92	(0.60)	—	(0.60)	$8.57	11.61%	0.01%	0.54%	7.22%	6.69%	28%	$1,061,994
2023(4)	$8.41	0.48	(0.12)	0.36	(0.50)	(0.02)	(0.52)	$8.25	4.39%	0.00%	0.53%	6.82%	6.29%	31%(5)	$1,018,372

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
(4)May 19, 2022 (commencement of sale) through March 31, 2023.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the High Income Fund and the Board of Trustees of American Century Investment Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of High Income Fund (the “Fund”), one of the funds constituting the American Century Investment Trust, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the period ended March 31, 2021, were audited by other auditors, whose report, dated May 18, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2025

We have served as the auditor of one or more American Century investment companies since 1997.

Other Tax Information
The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended March 31, 2025.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-93333 2505

Annual Financial Statements and Other Information

March 31, 2025

High-Yield Fund
Investor Class (ABHIX)
I Class (AHYHX)
Y Class (AHYLX)
A Class (AHYVX)
C Class (AHDCX)
R Class (AHYRX)
R5 Class (ACYIX)
R6 Class (AHYDX)

Schedule of Investments

MARCH 31, 2025

	Principal Amount/Shares	Value
CORPORATE BONDS — 82.5%
Aerospace and Defense — 2.3%
Axon Enterprise, Inc., 6.125%, 3/15/30(1)	$30,000	$30,352
Axon Enterprise, Inc., 6.25%, 3/15/33(1)	17,000	17,217
Bombardier, Inc., 7.50%, 2/1/29(1)	175,000	179,623
Bombardier, Inc., 8.75%, 11/15/30(1)	427,000	450,720
Spirit AeroSystems, Inc., 4.60%, 6/15/28	440,000	422,432
TransDigm, Inc., 6.75%, 8/15/28(1)	368,000	373,834
TransDigm, Inc., 4.625%, 1/15/29	500,000	475,109
		1,949,287
Automobile Components — 1.7%
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	500,000	496,431
ZF North America Capital, Inc., 7.125%, 4/14/30(1)	1,000,000	963,587
		1,460,018
Automobiles — 0.7%
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	700,000	602,501
Banks — 1.2%
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	375,000	403,099
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	75,000	76,226
Planet Financial Group LLC, 10.50%, 12/15/29(1)	515,000	517,332
		996,657
Broadline Retail — 0.8%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	250,000	242,818
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)	275,000	251,788
Wayfair LLC, 7.75%, 9/15/30(1)(2)	230,000	222,627
		717,233
Building Products — 1.5%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	620,000	593,105
Standard Industries, Inc., 4.375%, 7/15/30(1)	750,000	692,639
		1,285,744
Chemicals — 2.9%
Celanese U.S. Holdings LLC, 6.42%, 7/15/27	478,000	486,219
Celanese U.S. Holdings LLC, 6.60%, 11/15/28	270,000	278,727
Celanese U.S. Holdings LLC, 6.50%, 4/15/30	230,000	228,530
Chemours Co., 4.625%, 11/15/29(1)	400,000	341,962
Chemours Co., 8.00%, 1/15/33(1)	300,000	280,874
Olin Corp., 5.625%, 8/1/29	500,000	487,133
Tronox, Inc., 4.625%, 3/15/29(1)(2)	490,000	419,499
		2,522,944
Commercial Services and Supplies — 2.9%
Clean Harbors, Inc., 4.875%, 7/15/27(1)	500,000	493,349
Clean Harbors, Inc., 6.375%, 2/1/31(1)	245,000	247,882
Deluxe Corp., 8.125%, 9/15/29(1)	388,000	390,750
GFL Environmental, Inc., 4.00%, 8/1/28(1)	700,000	666,010
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	285,000	288,602
Williams Scotsman, Inc., 6.625%, 4/15/30(1)	415,000	419,801
		2,506,394
Construction and Engineering — 0.8%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	740,000	706,887
2

	Principal Amount/Shares	Value
Construction Materials — 0.2%
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	$113,000	$113,810
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	68,000	67,752
		181,562
Consumer Finance — 0.7%
Bread Financial Holdings, Inc., VRN, 8.375%, 6/15/35(1)	229,000	224,129
SLM Corp., 6.50%, 1/31/30	409,000	420,033
		644,162
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	555,000	547,237
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	600,000	552,820
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	400,000	392,786
Walgreens Boots Alliance, Inc., 8.125%, 8/15/29(2)	200,000	204,372
		1,697,215
Containers and Packaging — 1.2%
Ball Corp., 6.875%, 3/15/28	305,000	312,126
Sealed Air Corp., 5.00%, 4/15/29(1)	380,000	369,394
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 2/15/31(1)	350,000	362,740
		1,044,260
Distributors — 0.3%
Performance Food Group, Inc., 6.125%, 9/15/32(1)	300,000	298,563
Diversified Consumer Services — 0.3%
Service Corp. International, 3.375%, 8/15/30	300,000	267,583
Diversified REITs — 0.5%
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	409,000	416,957
Diversified Telecommunication Services — 1.3%
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	535,000	488,444
Fibercop SpA, 6.375%, 11/15/33(1)	355,000	339,277
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	165,000	120,858
Level 3 Financing, Inc., 10.00%, 10/15/32(1)	116,620	116,378
Telecom Italia Capital SA, 6.375%, 11/15/33	60,000	59,791
		1,124,748
Electric Utilities — 0.6%
Palomino Funding Trust I, 7.23%, 5/17/28(1)	490,000	516,141
Electronic Equipment, Instruments and Components — 0.4%
Sensata Technologies BV, 5.875%, 9/1/30(1)	385,000	371,995
Energy Equipment and Services — 1.1%
NewCo Holding USD 20 SARL, 9.375%, 11/7/29(1)	605,000	615,285
Transocean, Inc., 8.25%, 5/15/29(1)	315,000	308,150
		923,435
Entertainment — 0.8%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	750,000	715,512
Financial Services — 0.4%
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	320,000	318,400
Food Products — 1.1%
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)(2)	250,000	257,534
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	150,000	137,163
Minerva Luxembourg SA, 8.875%, 9/13/33(1)	225,000	239,494
Post Holdings, Inc., 6.25%, 2/15/32(1)	300,000	302,136
		936,327
Ground Transportation — 1.1%
United Rentals North America, Inc., 4.875%, 1/15/28	500,000	491,847
United Rentals North America, Inc., 3.875%, 2/15/31	500,000	454,101
		945,948
3

	Principal Amount/Shares	Value
Health Care Equipment and Supplies — 2.4%
Avantor Funding, Inc., 3.875%, 11/1/29(1)	$560,000	$517,478
Hologic, Inc., 3.25%, 2/15/29(1)	350,000	323,127
Insulet Corp., 6.50%, 4/1/33(1)	114,000	115,956
Medline Borrower LP, 5.25%, 10/1/29(1)	650,000	624,171
Neogen Food Safety Corp., 8.625%, 7/20/30(1)	500,000	526,866
		2,107,598
Health Care Providers and Services — 9.1%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	485,000	472,370
Acadia Healthcare Co., Inc., 7.375%, 3/15/33(1)	230,000	230,061
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	100,000	92,903
Centene Corp., 4.625%, 12/15/29	320,000	306,824
CHS/Community Health Systems, Inc., 5.625%, 3/15/27(1)	400,000	382,288
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)(2)	250,000	162,372
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	550,000	435,419
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	370,000	364,976
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(1)	490,000	499,191
CVS Health Corp., VRN, 6.75%, 12/10/54	50,000	49,905
CVS Health Corp., VRN, 7.00%, 3/10/55	260,000	262,701
DaVita, Inc., 4.625%, 6/1/30(1)	650,000	598,905
Encompass Health Corp., 4.75%, 2/1/30	250,000	240,693
IQVIA, Inc., 6.50%, 5/15/30(1)	447,000	455,310
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	420,000	400,354
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	100,000	89,590
Option Care Health, Inc., 4.375%, 10/31/29(1)	500,000	466,986
Owens & Minor, Inc., 4.50%, 3/31/29(1)(2)	350,000	293,668
Select Medical Corp., 6.25%, 12/1/32(1)(2)	275,000	268,246
Star Parent, Inc., 9.00%, 10/1/30(1)	259,000	255,608
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)(2)	555,000	549,524
Tenet Healthcare Corp., 6.125%, 10/1/28	320,000	318,736
Tenet Healthcare Corp., 6.125%, 6/15/30	650,000	647,807
		7,844,437
Hotel & Resort REITs — 0.4%
Service Properties Trust, 5.25%, 2/15/26	180,000	178,961
Service Properties Trust, 8.375%, 6/15/29	180,000	180,091
		359,052
Hotels, Restaurants and Leisure — 10.4%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	1,090,000	1,049,405
Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/29(1)(2)	300,000	259,292
Boyd Gaming Corp., 4.75%, 12/1/27	400,000	392,104
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	929,000	854,617
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	100,000	101,432
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	137,000	136,656
Carnival Corp., 5.75%, 3/1/27(1)	1,000,000	1,001,254
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	670,000	607,219
International Game Technology PLC, 5.25%, 1/15/29(1)	820,000	802,005
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	650,000	659,423
MGM Resorts International, 4.625%, 9/1/26	215,000	212,687
Motion Finco SARL, 8.375%, 2/15/32(1)	275,000	267,618
NCL Corp. Ltd., 8.125%, 1/15/29(1)	500,000	526,277
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	1,000,000	996,732
Six Flags Entertainment Corp., 7.25%, 5/15/31(1)	500,000	502,239
Station Casinos LLC, 4.625%, 12/1/31(1)	295,000	265,313
4

	Principal Amount/Shares	Value
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	$325,000	$321,803
		8,956,076
Household Durables — 1.3%
KB Home, 7.25%, 7/15/30	550,000	565,122
Somnigroup International, Inc., 3.875%, 10/15/31(1)	355,000	312,090
TopBuild Corp., 3.625%, 3/15/29(1)	260,000	240,750
		1,117,962
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp., VRN, 6.95%, 7/15/55	102,000	97,454
Calpine Corp., 4.625%, 2/1/29(1)	200,000	192,145
		289,599
Interactive Media and Services — 0.3%
Snap, Inc., 6.875%, 3/1/33(1)	239,000	239,198
Life Sciences Tools and Services — 0.9%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	500,000	477,353
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	300,000	273,172
		750,525
Machinery — 2.6%
Chart Industries, Inc., 9.50%, 1/1/31(1)	577,000	616,408
GrafTech Finance, Inc., 4.625%, 12/23/29(1)(2)	750,000	518,438
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	610,000	611,895
Manitowoc Co., Inc., 9.25%, 10/1/31(1)	500,000	514,595
		2,261,336
Media — 6.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	1,427,000	1,265,739
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	625,000	635,375
CSC Holdings LLC, 5.375%, 2/1/28(1)	350,000	298,944
CSC Holdings LLC, 7.50%, 4/1/28(1)	380,000	269,128
CSC Holdings LLC, 4.50%, 11/15/31(1)	365,000	265,139
DISH Network Corp., 11.75%, 11/15/27(1)	615,000	648,027
Gray Media, Inc., 10.50%, 7/15/29(1)	200,000	208,556
Nexstar Media, Inc., 5.625%, 7/15/27(1)	460,000	453,540
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	500,000	466,929
TEGNA, Inc., 4.75%, 3/15/26(1)	480,000	474,496
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	570,000	502,118
		5,487,991
Metals and Mining — 3.3%
ATI, Inc., 4.875%, 10/1/29	690,000	657,737
Cleveland-Cliffs, Inc., 7.00%, 3/15/27	400,000	397,362
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	63,000	61,566
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	550,000	528,325
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)(2)	800,000	708,789
Novelis Corp., 3.875%, 8/15/31(1)(2)	251,000	218,457
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	250,000	235,008
		2,807,244
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	445,000	457,055
Oil, Gas and Consumable Fuels — 6.4%
3R Lux SARL, 9.75%, 2/5/31(1)	250,000	261,119
Antero Resources Corp., 7.625%, 2/1/29(1)	244,000	250,336
Civitas Resources, Inc., 8.375%, 7/1/28(1)	250,000	258,309
CNX Resources Corp., 7.375%, 1/15/31(1)	500,000	508,477
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	360,000	367,768
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	338,000	327,668
5

	Principal Amount/Shares	Value
Expand Energy Corp., 6.75%, 4/15/29(1)	$476,000	$482,297
Expand Energy Corp., 5.375%, 3/15/30	670,000	665,583
Geopark Ltd., 8.75%, 1/31/30(1)	355,000	336,143
Petroleos Mexicanos, 6.49%, 1/23/27	500,000	490,193
SM Energy Co., 6.75%, 9/15/26	350,000	350,157
SM Energy Co., 6.75%, 8/1/29(1)	500,000	493,025
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	500,000	512,081
Trident Energy Finance PLC, 12.50%, 11/30/29(1)(2)	250,000	257,819
		5,560,975
Passenger Airlines — 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	299,653	299,060
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	240,000	231,984
		531,044
Personal Care Products — 0.9%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)(2)	350,000	358,741
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	420,000	389,282
		748,023
Pharmaceuticals — 4.2%
1261229 BC Ltd., 10.00%, 4/15/32(1)(3)	300,000	298,486
180 Medical, Inc., 3.875%, 10/15/29(1)	700,000	654,013
AdaptHealth LLC, 4.625%, 8/1/29(1)	375,000	341,566
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)(2)	100,000	99,962
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	150,000	121,299
Bausch Health Cos., Inc., 11.00%, 9/30/28(1)(2)	158,000	150,594
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)(2)	315,000	328,789
Jazz Securities DAC, 4.375%, 1/15/29(1)	367,000	348,980
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)(2)	820,000	715,593
Perrigo Finance Unlimited Co., 4.90%, 6/15/30	250,000	239,055
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	300,000	291,123
		3,589,460
Real Estate Management and Development — 0.3%
Forestar Group, Inc., 6.50%, 3/15/33(1)	225,000	220,490
Software — 0.3%
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	300,000	299,415
Specialized REITs — 2.0%
Iron Mountain, Inc., 4.875%, 9/15/29(1)	1,300,000	1,242,065
SBA Communications Corp., 3.125%, 2/1/29	570,000	520,671
		1,762,736
Specialty Retail — 1.2%
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)	440,000	391,275
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	600,000	562,066
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	100,000	92,181
		1,045,522
Technology Hardware, Storage and Peripherals — 1.1%
Seagate HDD Cayman, 9.625%, 12/1/32	873,800	983,730
Trading Companies and Distributors — 0.2%
Herc Holdings, Inc., 6.625%, 6/15/29(1)	160,000	160,667
Wireless Telecommunication Services — 0.6%
U.S. Cellular Corp., 6.70%, 12/15/33	287,000	307,988
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	265,000	230,639
		538,627
TOTAL CORPORATE BONDS (Cost $73,405,746)		71,269,235
6

	Principal Amount/Shares	Value
EXCHANGE-TRADED FUNDS — 6.2%
iShares Broad USD High Yield Corporate Bond ETF(2)	53,100	$1,954,611
iShares iBoxx $ High Yield Corporate Bond ETF(2)	11,400	899,346
SPDR Bloomberg Short Term High Yield Bond ETF	44,700	1,124,652
SPDR Portfolio High Yield Bond ETF	58,400	1,367,728
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,270,091)		5,346,337
CONVERTIBLE PREFERRED SECURITIES — 4.2%
Banks — 3.3%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	400,000	385,403
Banco Santander SA, 4.75%	200,000	192,219
Barclays PLC, 6.125%	400,000	400,191
BNP Paribas SA, 4.625%(1)	200,000	192,365
Credit Agricole SA, 8.125%(1)	230,000	234,142
Intesa Sanpaolo SpA, 7.70%(1)	450,000	450,588
Lloyds Banking Group PLC, 7.50%	250,000	251,473
Nordea Bank Abp, 6.625%(1)	250,000	251,386
Societe Generale SA, 4.75%(1)	235,000	228,293
Standard Chartered PLC, 6.00%(1)	200,000	200,221
		2,786,281
Capital Markets — 0.7%
Deutsche Bank AG, 6.00%	200,000	198,257
UBS Group AG, 5.125%	401,000	398,331
		596,588
Insurance — 0.2%
Allianz SE, 3.50%(1)	200,000	193,516
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $3,569,076)		3,576,385
BANK LOAN OBLIGATIONS(4) — 1.6%
Health Care Equipment and Supplies — 0.5%
Medline Borrower LP, 2024 USD Add-on Term Loan B, 6.57%, (1-month SOFR plus 2.25%), 10/23/28	$445,218	444,878
Passenger Airlines — 0.5%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.57%, (1-month SOFR plus 2.25%), 2/15/28	475,300	468,586
Pharmaceuticals — 0.6%
Endo Luxembourg Finance Co. I SARL, 2024 1st Lien Term Loan, 8.32%, (1-month SOFR plus 4.00%), 4/23/31	497,500	493,893
Specialty Retail — 0.0%
LBM Acquisition LLC, Term Loan B, 8.17%, 12/17/27	785	769
TOTAL BANK LOAN OBLIGATIONS (Cost $1,402,389)		1,408,126
PREFERRED SECURITIES — 1.2%
Banks — 0.8%
Citigroup, Inc., 3.875%	125,000	122,422
Citigroup, Inc., 4.00%	109,000	107,579
Comerica, Inc., 5.625%	425,000	423,415
M&T Bank Corp., 5.125%	10,000	9,922
		663,338
Capital Markets — 0.2%
Charles Schwab Corp., 4.00%	180,000	175,678
Construction Materials — 0.2%
Cemex SAB de CV, 9.125%(1)	215,000	218,474
TOTAL PREFERRED SECURITIES (Cost $1,060,700)		1,057,490
SHORT-TERM INVESTMENTS — 12.9%
Commercial Paper(5) — 3.1%
Overwatch Alpha Funding LLC, 4.45%, 4/1/25 (LOC: Bank of Nova Scotia)(1)	$2,700,000	2,699,675
7

	Principal Amount/Shares	Value
Money Market Funds — 9.8%
State Street Navigator Securities Lending Government Money Market Portfolio(6)	8,448,938	$8,448,938
TOTAL SHORT-TERM INVESTMENTS (Cost $11,148,938)		11,148,613
TOTAL INVESTMENT SECURITIES — 108.6% (Cost $95,856,940)		93,806,186
OTHER ASSETS AND LIABILITIES — (8.6)%		(7,435,741)
TOTAL NET ASSETS — 100.0%		$86,370,445

NOTES TO SCHEDULE OF INVESTMENTS
LOC	–	Letter of Credit
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $61,501,490, which represented 71.2% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,233,889. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,501,610, which includes securities collateral of $52,672.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

MARCH 31, 2025
Assets
Investment securities, at value (cost of $87,408,002) — including $8,233,889 of securities on loan	$85,357,248
Investment made with cash collateral received for securities on loan, at value (cost of $8,448,938)	8,448,938
Total investment securities, at value (cost of $95,856,940)	93,806,186
Cash	58,904
Receivable for investments sold	299,786
Receivable for capital shares sold	52,134
Interest and dividends receivable	1,175,592
Securities lending receivable	8,154
95,400,756

Liabilities
Payable for collateral received for securities on loan	8,448,938
Payable for investments purchased	300,000
Payable for capital shares redeemed	169,047
Accrued management fees	56,649
Distribution and service fees payable	2,940
Dividends payable	52,737
9,030,311

Net Assets	$86,370,445

Net Assets Consist of:
Capital paid in	$136,588,677
Distributable earnings (loss)	(50,218,232)
$86,370,445

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$73,262,601	14,480,286	$5.06
I Class	$2,714,755	534,873	$5.08
Y Class	$27,613	5,446	$5.07
A Class	$7,824,990	1,545,126	$5.06
C Class	$768,974	151,888	$5.06
R Class	$1,440,706	284,539	$5.06
R5 Class	$55,979	11,054	$5.06
R6 Class	$274,827	54,368	$5.05
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $5.30 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
9

Statement of Operations

YEAR ENDED MARCH 31, 2025
Investment Income (Loss)
Income:
Interest	$5,419,418
Dividends	432,891
Securities lending, net	81,482
5,933,791

Expenses:
Management fees	702,945
Distribution and service fees:
A Class	20,425
C Class	6,464
R Class	7,331
Trustees' fees and expenses	5,686
Other expenses	764
743,615

Net investment income (loss)	5,190,176

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	353,396
Change in net unrealized appreciation (depreciation) on investments	182,248

Net realized and unrealized gain (loss)	535,644

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,725,820

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2025 AND MARCH 31, 2024
Increase (Decrease) in Net Assets	March 31, 2025	March 31, 2024
Operations
Net investment income (loss)	$5,190,176	$5,050,253
Net realized gain (loss)	353,396	(2,343,542)
Change in net unrealized appreciation (depreciation)	182,248	4,445,257
Net increase (decrease) in net assets resulting from operations	5,725,820	7,151,968

Distributions to Shareholders
From earnings:
Investor Class	(4,193,007)	(4,143,790)
I Class	(424,733)	(301,041)
Y Class	(1,849)	(4,419)
A Class	(439,269)	(444,035)
C Class	(29,960)	(27,180)
R Class	(75,111)	(65,636)
R5 Class	(3,851)	(17,415)
R6 Class	(20,196)	(19,918)
Decrease in net assets from distributions	(5,187,976)	(5,023,434)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(8,391,146)	(900,546)

Net increase (decrease) in net assets	(7,853,302)	1,227,988

Net Assets
Beginning of period	94,223,747	92,995,759
End of period	$86,370,445	$94,223,747

See Notes to Financial Statements.
11

Notes to Financial Statements

MARCH 31, 2025

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$5,555,212	—	—	—	$5,555,212
Exchange-Traded Funds	2,893,726	—	—	—	2,893,726
Total Borrowings	$8,448,938	—	—	—	$8,448,938
Gross amount of recognized liabilities for securities lending transactions					$8,448,938
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

13

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended March 31, 2025 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class		0.2500% to 0.3100%	0.76%
I Class		0.1500% to 0.2100%	0.66%
Y Class		0.0500% to 0.1100%	0.56%
A Class		0.2500% to 0.3100%	0.76%
C Class	0.4725% to 0.5900%	0.2500% to 0.3100%	0.76%
R Class		0.2500% to 0.3100%	0.76%
R5 Class		0.0500% to 0.1100%	0.56%
R6 Class		0.0000% to 0.0600%	0.51%

Effective June 24, 2025, the fund's management fee will be reduced and will change from a stepped fee schedule to a flat fee schedule.

The annual management fee for each class will be as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class
0.67%	0.57%	0.47%	0.67%	0.67%	0.67%	0.47%	0.42%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended March 31, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended March 31, 2025 were $35,907,413 and $43,120,969, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended March 31, 2025		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,689,804	$13,669,273	2,176,718	$10,738,511
Issued in reinvestment of distributions	699,789	3,553,466	717,272	3,529,156
Redeemed	(3,590,820)	(18,219,988)	(3,991,446)	(19,607,888)
	(201,227)	(997,249)	(1,097,456)	(5,340,221)
I Class
Sold	190,736	968,952	1,365,843	6,884,020
Issued in reinvestment of distributions	83,485	424,659	60,599	301,041
Redeemed	(1,623,097)	(8,270,039)	(396,674)	(1,953,289)
	(1,348,876)	(6,876,428)	1,029,768	5,231,772
Y Class
Sold	—	—	18,351	89,779
Issued in reinvestment of distributions	361	1,836	895	4,419
Redeemed	(8,445)	(41,998)	(8,696)	(43,333)
	(8,084)	(40,162)	10,550	50,865
A Class
Sold	243,518	1,233,435	151,967	740,335
Issued in reinvestment of distributions	82,504	419,275	85,464	421,187
Redeemed	(439,141)	(2,224,829)	(345,641)	(1,708,432)
	(113,119)	(572,119)	(108,210)	(546,910)
C Class
Sold	92,730	468,497	22,625	111,591
Issued in reinvestment of distributions	5,883	29,938	5,522	27,165
Redeemed	(25,862)	(131,992)	(87,598)	(436,212)
	72,751	366,443	(59,451)	(297,456)
R Class
Sold	91,193	461,868	134,711	666,032
Issued in reinvestment of distributions	14,560	73,974	13,192	64,975
Redeemed	(96,842)	(493,522)	(127,969)	(623,705)
	8,911	42,320	19,934	107,302
R5 Class
Sold	887	4,500	12,996	64,693
Issued in reinvestment of distributions	752	3,821	3,532	17,379
Redeemed	(4,909)	(24,806)	(101,630)	(503,195)
	(3,270)	(16,485)	(85,102)	(421,123)
R6 Class
Sold	13,230	67,365	78,423	389,198
Issued in reinvestment of distributions	3,912	19,797	4,042	19,918
Redeemed	(76,415)	(384,628)	(19,225)	(93,891)
	(59,273)	(297,466)	63,240	315,225
Net increase (decrease)	(1,652,187)	$(8,391,146)	(226,727)	$(900,546)
15

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$71,269,235	—
Exchange-Traded Funds	$5,346,337	—	—
Convertible Preferred Securities	—	3,576,385	—
Bank Loan Obligations	—	1,408,126	—
Preferred Securities	—	1,057,490	—
Short-Term Investments	8,448,938	2,699,675	—
	$13,795,275	$80,010,911	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

8. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Ordinary income	$5,187,976	$5,023,434
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

16

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$95,973,664
Gross tax appreciation of investments	$836,945
Gross tax depreciation of investments	(3,004,423)
Net tax appreciation (depreciation) of investments	$(2,167,478)
Undistributed ordinary income	$82,085
Accumulated short-term capital losses	$(5,762,367)
Accumulated long-term capital losses	$(42,370,472)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to excess premium amortization.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025	$5.03	0.29	0.02	0.31	(0.28)	$5.06	6.39%	0.77%	5.62%	41%	$73,263
2024	$4.91	0.27	0.12	0.39	(0.27)	$5.03	8.26%	0.78%	5.54%	40%	$73,867
2023	$5.41	0.24	(0.49)	(0.25)	(0.25)	$4.91	(4.61)%	0.78%	4.85%	43%	$77,431
2022	$5.70	0.22	(0.28)	(0.06)	(0.23)	$5.41	(1.23)%	0.77%	3.90%	83%	$90,165
2021	$5.02	0.23	0.69	0.92	(0.24)	$5.70	18.52%	0.78%	4.25%	100%	$96,679
I Class
2025	$5.05	0.29	0.03	0.32	(0.29)	$5.08	6.49%	0.67%	5.72%	41%	$2,715
2024	$4.92	0.28	0.13	0.41	(0.28)	$5.05	8.58%	0.68%	5.64%	40%	$9,508
2023	$5.42	0.24	(0.49)	(0.25)	(0.25)	$4.92	(4.49)%	0.68%	4.95%	43%	$4,202
2022	$5.71	0.23	(0.29)	(0.06)	(0.23)	$5.42	(1.12)%	0.67%	4.00%	83%	$13,220
2021	$5.03	0.24	0.68	0.92	(0.24)	$5.71	18.61%	0.68%	4.35%	100%	$5,273
Y Class
2025	$5.04	0.30	0.03	0.33	(0.30)	$5.07	6.60%	0.57%	5.82%	41%	$28
2024	$4.92	0.28	0.12	0.40	(0.28)	$5.04	8.47%	0.58%	5.74%	40%	$68
2023	$5.42	0.26	(0.50)	(0.24)	(0.26)	$4.92	(4.40)%	0.58%	5.05%	43%	$15
2022	$5.70	0.23	(0.27)	(0.04)	(0.24)	$5.42	(0.85)%	0.57%	4.10%	83%	$6
2021	$5.02	0.25	0.68	0.93	(0.25)	$5.70	18.76%	0.58%	4.45%	100%	$21,131
A Class
2025	$5.04	0.27	0.02	0.29	(0.27)	$5.06	5.92%	1.02%	5.37%	41%	$7,825
2024	$4.91	0.26	0.13	0.39	(0.26)	$5.04	8.20%	1.03%	5.29%	40%	$8,351
2023	$5.41	0.23	(0.50)	(0.27)	(0.23)	$4.91	(4.84)%	1.03%	4.60%	43%	$8,677
2022	$5.70	0.21	(0.29)	(0.08)	(0.21)	$5.41	(1.47)%	1.02%	3.65%	83%	$11,933
2021	$5.02	0.22	0.68	0.90	(0.22)	$5.70	18.23%	1.03%	4.00%	100%	$13,798
C Class
2025	$5.03	0.24	0.02	0.26	(0.23)	$5.06	5.34%	1.77%	4.62%	41%	$769
2024	$4.91	0.22	0.12	0.34	(0.22)	$5.03	7.19%	1.78%	4.54%	40%	$398
2023	$5.41	0.19	(0.49)	(0.30)	(0.20)	$4.91	(5.56)%	1.78%	3.85%	43%	$681
2022	$5.70	0.17	(0.29)	(0.12)	(0.17)	$5.41	(2.21)%	1.77%	2.90%	83%	$816
2021	$5.02	0.18	0.68	0.86	(0.18)	$5.70	17.35%	1.78%	3.25%	100%	$1,225

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2025	$5.04	0.26	0.02	0.28	(0.26)	$5.06	5.65%	1.27%	5.12%	41%	$1,441
2024	$4.91	0.25	0.13	0.38	(0.25)	$5.04	7.93%	1.28%	5.04%	40%	$1,388
2023	$5.41	0.22	(0.50)	(0.28)	(0.22)	$4.91	(5.08)%	1.28%	4.35%	43%	$1,256
2022	$5.70	0.19	(0.28)	(0.09)	(0.20)	$5.41	(1.72)%	1.27%	3.40%	83%	$1,066
2021	$5.02	0.21	0.68	0.89	(0.21)	$5.70	17.94%	1.28%	3.75%	100%	$1,207
R5 Class
2025	$5.03	0.30	0.03	0.33	(0.30)	$5.06	6.39%	0.57%	5.82%	41%	$56
2024	$4.91	0.28	0.12	0.40	(0.28)	$5.03	8.69%	0.58%	5.74%	40%	$72
2023	$5.42	0.25	(0.50)	(0.25)	(0.26)	$4.91	(4.59)%	0.58%	5.05%	43%	$488
2022	$5.70	0.23	(0.27)	(0.04)	(0.24)	$5.42	(0.85)%	0.57%	4.10%	83%	$588
2021	$5.02	0.25	0.68	0.93	(0.25)	$5.70	18.76%	0.58%	4.45%	100%	$494
R6 Class
2025	$5.03	0.30	0.02	0.32	(0.30)	$5.05	6.45%	0.52%	5.87%	41%	$275
2024	$4.91	0.28	0.12	0.40	(0.28)	$5.03	8.53%	0.53%	5.79%	40%	$571
2023	$5.41	0.25	(0.49)	(0.24)	(0.26)	$4.91	(4.37)%	0.53%	5.10%	43%	$247
2022	$5.69	0.24	(0.28)	(0.04)	(0.24)	$5.41	(0.81)%	0.52%	4.15%	83%	$329
2021	$5.02	0.25	0.67	0.92	(0.25)	$5.69	18.61%	0.53%	4.50%	100%	$365

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the High-Yield Fund and the Board of Trustees of American Century Investment Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of High-Yield Fund (the “Fund”), one of the funds constituting the American Century Investment Trust, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the period ended March 31, 2021, were audited by other auditors, whose report, dated May 18, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
20

Contact Us	americancentury.com
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Investor Services Representative	1-800-345-2021 or 816-531-5575
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92281 2505

Annual Financial Statements and Other Information

March 31, 2025

Multisector Income Fund
Investor Class (ASIEX)
I Class (ASIGX)
Y Class (ASYIX)
A Class (ASIQX)
C Class (ASIHX)
R Class (ASIWX)
R5 Class (ASIJX)
R6 Class (ASIPX)

Schedule of Investments

MARCH 31, 2025

	Principal Amount/Shares	Value
CORPORATE BONDS — 45.8%
Aerospace and Defense — 1.2%
Axon Enterprise, Inc., 6.125%, 3/15/30(1)	$37,000	$37,434
Axon Enterprise, Inc., 6.25%, 3/15/33(1)	21,000	21,269
Bombardier, Inc., 7.50%, 2/1/29(1)	130,000	133,434
Bombardier, Inc., 8.75%, 11/15/30(1)	118,000	124,555
Bombardier, Inc., 7.25%, 7/1/31(1)	132,000	132,614
Spirit AeroSystems, Inc., 4.60%, 6/15/28	370,000	355,227
TransDigm, Inc., 4.625%, 1/15/29	530,000	503,615
		1,308,148
Automobile Components — 0.7%
Aptiv Swiss Holdings Ltd., VRN, 6.875%, 12/15/54	325,000	318,955
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	430,000	399,452
		718,407
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	200,000	207,750
Banks — 2.9%
Bank of Montreal, VRN, 7.70%, 5/26/84	325,000	331,057
Bank of Nova Scotia, VRN, 3.625%, 10/27/81	200,000	183,733
BPCE SA, VRN, 7.00%, 10/19/34(1)	250,000	272,398
Comerica, Inc., VRN, 5.98%, 1/30/30	295,000	299,863
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	210,000	225,736
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	242,000	245,956
Planet Financial Group LLC, 10.50%, 12/15/29(1)	370,000	371,675
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	545,000	565,113
Westpac Banking Corp., VRN, 5.62%, 11/20/35	250,000	248,480
Zions Bancorp NA, VRN, 6.82%, 11/19/35	250,000	255,220
		2,999,231
Biotechnology — 0.3%
Biocon Biologics Global PLC, 6.67%, 10/9/29(1)	290,000	272,676
Broadline Retail — 0.8%
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)	157,000	143,748
Wayfair LLC, 7.75%, 9/15/30(1)(2)	675,000	653,362
		797,110
Building Products — 0.6%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	211,000	201,847
Masterbrand, Inc., 7.00%, 7/15/32(1)	233,000	232,837
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	51,000	51,044
Standard Industries, Inc., 4.375%, 7/15/30(1)	119,000	109,899
		595,627
Capital Markets — 3.6%
Ares Strategic Income Fund, 5.70%, 3/15/28(1)	155,000	155,042
Ares Strategic Income Fund, 6.35%, 8/15/29(1)	160,000	162,516
Bain Capital Specialty Finance, Inc., 5.95%, 3/15/30	270,000	265,476
Blackstone Private Credit Fund, 7.30%, 11/27/28	92,000	97,339
Blackstone Private Credit Fund, 5.95%, 7/16/29	135,000	136,525
Blue Owl Capital Corp., 2.875%, 6/11/28	270,000	247,895
Blue Owl Capital Corp., 5.95%, 3/15/29	127,000	127,377
Blue Owl Credit Income Corp., 7.75%, 1/15/29	420,000	446,448
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	326,000	325,246
2

	Principal Amount/Shares	Value
Citadel LP, 6.375%, 1/23/32(1)	$233,000	$239,195
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	367,000	371,254
Golub Capital BDC, Inc., 7.05%, 12/5/28	293,000	306,216
Golub Capital Private Credit Fund, 5.80%, 9/12/29(1)	126,000	124,595
Golub Capital Private Credit Fund, 5.875%, 5/1/30(1)	98,000	97,076
HPS Corporate Lending Fund, 5.95%, 4/14/32(1)	131,000	129,278
LPL Holdings, Inc., 4.00%, 3/15/29(1)	245,000	234,767
Nuveen Churchill Direct Lending Corp., 6.65%, 3/15/30(2)	200,000	202,897
Oaktree Specialty Lending Corp., 6.34%, 2/27/30	111,000	110,601
		3,779,743
Chemicals — 1.5%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	280,000	262,086
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	200,000	171,658
Braskem Netherlands Finance BV, 8.00%, 10/15/34(1)	275,000	263,505
Celanese U.S. Holdings LLC, 6.42%, 7/15/27	191,000	194,284
Celanese U.S. Holdings LLC, 6.50%, 4/15/30	405,000	402,411
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31(1)(2)	320,000	266,369
		1,560,313
Commercial Services and Supplies — 0.9%
Deluxe Corp., 8.125%, 9/15/29(1)	490,000	493,473
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	490,000	496,193
		989,666
Construction and Engineering — 0.7%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	750,000	716,439
Construction Materials — 0.2%
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	127,000	127,910
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	76,000	75,723
		203,633
Consumer Finance — 1.6%
Ally Financial, Inc., 8.00%, 11/1/31	173,000	192,867
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	47,000	48,652
Avolon Holdings Funding Ltd., 5.15%, 1/15/30(1)	44,000	43,645
Bread Financial Holdings, Inc., VRN, 8.375%, 6/15/35(1)	248,000	242,725
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	275,000	288,357
OneMain Finance Corp., 7.50%, 5/15/31(2)	91,000	92,670
PRA Group, Inc., 8.875%, 1/31/30(1)	224,000	233,883
SLM Corp., 6.50%, 1/31/30	491,000	504,245
		1,647,044
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	315,000	310,594
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	114,000	111,944
		422,538
Containers and Packaging — 0.2%
Sealed Air Corp., 5.00%, 4/15/29(1)	261,000	253,716
Diversified REITs — 1.5%
American Assets Trust LP, 6.15%, 10/1/34	335,000	335,189
Kilroy Realty LP, 4.25%, 8/15/29	320,000	304,882
Kilroy Realty LP, 2.50%, 11/15/32	65,000	51,568
Kilroy Realty LP, 2.65%, 11/15/33	95,000	73,960
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	355,000	361,906
Piedmont Operating Partnership LP, 9.25%, 7/20/28	99,000	109,120
Piedmont Operating Partnership LP, 6.875%, 7/15/29	32,000	33,253
Piedmont Operating Partnership LP, 3.15%, 8/15/30	25,000	21,961
Trust Fibra Uno, 4.87%, 1/15/30(1)	300,000	281,012
		1,572,851
3

	Principal Amount/Shares	Value
Diversified Telecommunication Services — 1.0%
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	$575,000	$524,963
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	454,000	484,016
		1,008,979
Electric Utilities — 1.3%
AES Andes SA, 6.25%, 3/14/32(1)(2)	200,000	201,482
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.875%, 2/15/39(1)	460,000	469,014
Comision Federal de Electricidad, 6.45%, 1/24/35(1)	230,000	221,434
Empresas Publicas de Medellin ESP, 4.25%, 7/18/29(1)	215,000	196,401
Palomino Funding Trust I, 7.23%, 5/17/28(1)	250,000	263,337
		1,351,668
Energy Equipment and Services — 1.3%
Enerflex Ltd., 9.00%, 10/15/27(1)	200,000	205,368
NewCo Holding USD 20 SARL, 9.375%, 11/7/29(1)	427,000	434,259
Transocean, Inc., 8.25%, 5/15/29(1)	340,000	332,607
Vallourec SACA, 7.50%, 4/15/32(1)	360,000	376,596
		1,348,830
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	170,000	165,865
Financial Services — 1.7%
Antares Holdings LP, 7.95%, 8/11/28(1)	255,000	269,299
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	370,000	373,389
Essent Group Ltd., 6.25%, 7/1/29	305,000	314,334
NMI Holdings, Inc., 6.00%, 8/15/29	305,000	309,177
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	241,000	245,055
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	248,000	246,760
		1,758,014
Food Products — 0.5%
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)(2)	180,000	185,424
Minerva Luxembourg SA, 8.875%, 9/13/33(1)	280,000	298,037
		483,461
Ground Transportation — 0.4%
AerCap Global Aviation Trust, VRN, 6.50%, 6/15/45(1)	375,000	375,153
Health Care Equipment and Supplies — 0.7%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	485,000	491,780
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	268,000	272,792
		764,572
Health Care Providers and Services — 1.4%
Acadia Healthcare Co., Inc., 7.375%, 3/15/33(1)	405,000	405,107
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	450,000	356,252
CVS Health Corp., VRN, 6.75%, 12/10/54	53,000	52,899
CVS Health Corp., VRN, 7.00%, 3/10/55	152,000	153,579
Star Parent, Inc., 9.00%, 10/1/30(1)	149,000	147,049
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)(2)	386,000	382,192
		1,497,078
Hotel & Resort REITs — 0.4%
Service Properties Trust, 5.25%, 2/15/26	200,000	198,845
Service Properties Trust, 8.375%, 6/15/29	200,000	200,102
		398,947
Hotels, Restaurants and Leisure — 1.7%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	434,000	399,250
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	108,000	109,547
Carnival Corp., 6.125%, 2/15/33(1)	407,000	401,379
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	233,000	236,378
4

	Principal Amount/Shares	Value
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	$275,000	$275,042
Station Casinos LLC, 4.625%, 12/1/31(1)	166,000	149,295
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	215,000	212,885
		1,783,776
Household Durables — 0.4%
Meritage Homes Corp., 5.65%, 3/15/35	154,000	151,714
TopBuild Corp., 3.625%, 3/15/29(1)	285,000	263,899
		415,613
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp., VRN, 6.95%, 7/15/55	110,000	105,098
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	262,000	258,725
Saavi Energia SARL, 8.875%, 2/10/35(1)	310,000	314,014
		677,837
Industrial REITs — 0.2%
LXP Industrial Trust, 6.75%, 11/15/28	185,000	195,792
Insurance — 1.1%
F&G Annuities & Life, Inc., 6.25%, 10/4/34	225,000	218,097
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	280,000	270,719
Prudential Financial, Inc., VRN, 5.375%, 5/15/45	420,000	419,549
Prudential Financial, Inc., VRN, 6.50%, 3/15/54	270,000	275,653
		1,184,018
Interactive Media and Services — 0.3%
Snap, Inc., 6.875%, 3/1/33(1)	281,000	281,233
IT Services — 0.3%
Kyndryl Holdings, Inc., 3.15%, 10/15/31	175,000	153,753
VeriSign, Inc., 5.25%, 6/1/32	150,000	151,384
		305,137
Machinery — 1.2%
Chart Industries, Inc., 7.50%, 1/1/30(1)	100,000	103,840
Chart Industries, Inc., 9.50%, 1/1/31(1)	184,000	196,567
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	435,000	436,351
Manitowoc Co., Inc., 9.25%, 10/1/31(1)	465,000	478,573
		1,215,331
Marine Transportation — 0.1%
Yinson Boronia Production BV, 8.95%, 7/31/42(1)	98,127	103,675
Media — 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	360,000	354,859
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	395,000	401,557
Lamar Media Corp., 3.75%, 2/15/28	525,000	500,022
Nexstar Media, Inc., 5.625%, 7/15/27(1)	405,000	399,312
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	575,000	557,617
TEGNA, Inc., 4.75%, 3/15/26(1)	436,000	431,001
Warner Media LLC, 3.80%, 2/15/27	187,000	182,514
		2,826,882
Metals and Mining — 0.8%
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	160,000	156,359
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	236,000	226,699
CSN Inova Ventures, 6.75%, 1/28/28(1)(2)	214,000	204,672
Novelis, Inc., 6.875%, 1/30/30(1)	300,000	304,488
		892,218
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	215,000	204,911
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	420,000	431,378
		636,289
5

	Principal Amount/Shares	Value
Oil, Gas and Consumable Fuels — 5.8%
3R Lux SARL, 9.75%, 2/5/31(1)	$363,000	$379,144
Antero Resources Corp., 7.625%, 2/1/29(1)	82,000	84,129
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	440,000	450,006
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/28(1)	310,000	315,357
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)	350,000	372,163
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	277,000	282,977
Expand Energy Corp., 6.75%, 4/15/29(1)	241,000	244,188
Expand Energy Corp., 5.375%, 3/15/30	200,000	198,682
Geopark Ltd., 8.75%, 1/31/30(1)	410,000	388,222
Gran Tierra Energy, Inc., 9.50%, 10/15/29(1)	550,000	487,016
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)	423,000	428,760
Matador Resources Co., 6.50%, 4/15/32(1)	185,000	183,492
ONEOK, Inc., 6.50%, 9/1/30(1)	260,000	276,012
Petroleos Mexicanos, 6.49%, 1/23/27	510,000	499,997
Petroleos Mexicanos, 6.50%, 3/13/27	805,000	788,080
SM Energy Co., 6.75%, 9/15/26	273,000	273,122
Sunoco LP, 7.00%, 5/1/29(1)	133,000	136,168
Trident Energy Finance PLC, 12.50%, 11/30/29(1)	250,000	257,819
		6,045,334
Passenger Airlines — 1.6%
Air Canada, 3.875%, 8/15/26(1)	515,000	503,995
American Airlines, Series 2017-2, Class B, 3.70%, 4/15/27	171,405	170,077
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	127,674	127,422
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	365,000	352,809
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	290,000	286,503
Latam Airlines Group SA, 7.875%, 4/15/30(1)	275,000	272,972
		1,713,778
Pharmaceuticals — 0.2%
1261229 BC Ltd., 10.00%, 4/15/32(1)(3)	250,000	248,738
Real Estate Management and Development — 0.5%
Essential Properties LP, 2.95%, 7/15/31	108,000	93,721
Forestar Group, Inc., 6.50%, 3/15/33(1)	405,000	396,883
		490,604
Semiconductors and Semiconductor Equipment — 0.4%
Foundry JV Holdco LLC, 5.90%, 1/25/30(1)	135,000	139,917
Intel Corp., 3.90%, 3/25/30	160,000	152,490
Intel Corp., 5.70%, 2/10/53	100,000	91,988
		384,395
Software — 0.2%
AppLovin Corp., 5.375%, 12/1/31	245,000	246,342
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC/EMC Corp., 5.30%, 4/1/32(3)	147,000	147,997
Trading Companies and Distributors — 0.4%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	158,000	161,204
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 6/15/32(1)	275,000	279,080
		440,284
Wireless Telecommunication Services — 0.5%
U.S. Cellular Corp., 6.70%, 12/15/33	462,000	495,786
TOTAL CORPORATE BONDS (Cost $47,853,724)		47,928,518
CONVERTIBLE PREFERRED SECURITIES — 8.8%
Banks — 8.0%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	411,000	417,325
Banco Bilbao Vizcaya Argentaria SA, 6.125%	400,000	385,403
6

	Principal Amount/Shares	Value
Banco Mercantil del Norte SA, 8.375%(1)	360,000	$364,658
Banco Santander SA, 4.75%	400,000	384,438
Barclays PLC, 6.125%	470,000	470,225
BNP Paribas SA, 4.625%(1)	436,000	419,355
Credit Agricole SA, 8.125%(1)	490,000	498,824
Danske Bank AS, 4.375%	655,000	640,208
HSBC Holdings PLC, 6.00%	550,000	547,748
ING Groep NV, 5.75%	480,000	476,625
Intesa Sanpaolo SpA, 7.70%(1)(2)	670,000	670,875
Lloyds Banking Group PLC, 7.50%	465,000	467,740
NatWest Group PLC, 8.00%	235,000	236,398
NatWest Group PLC, 6.00%	200,000	200,179
Nordea Bank Abp, 6.625%(1)	635,000	638,521
Skandinaviska Enskilda Banken AB, 6.875%	400,000	406,250
Societe Generale SA, 4.75%(1)	525,000	510,017
Standard Chartered PLC, 6.00%(1)	600,000	600,663
		8,335,452
Capital Markets — 0.6%
Deutsche Bank AG, 4.79%	400,000	399,807
UBS Group AG, 5.125%	295,000	293,036
		692,843
Insurance — 0.2%
Allianz SE, 3.50%(1)	200,000	193,517
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $9,172,544)		9,221,812
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 8.6%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.6%
FHLMC, 6.00%, 1/1/53	$466,369	476,644
FHLMC, 6.50%, 11/1/53	903,959	936,184
FHLMC, 5.50%, 4/1/54	1,149,833	1,156,529
FNMA, 3.50%, 4/1/52	1,605,651	1,449,808
FNMA, 5.50%, 5/1/53	1,386,309	1,385,723
FNMA, 6.00%, 9/1/53	778,109	793,404
FNMA, 6.00%, 9/1/53	753,954	773,447
FNMA, 5.00%, 1/1/54	951,448	935,623
GNMA, 2.50%, TBA	1,282,000	1,093,444
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $8,868,242)		9,000,806
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.4%
Private Sponsor Collateralized Mortgage Obligations — 5.5%
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	87,125	83,829
BRAVO Trust, Series 2025-SR1, Class A1, SEQ, 3.00%, 3/25/30(1)	400,000	378,091
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, SEQ, VRN, 6.00%, 2/25/55(1)	386,147	387,428
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	361,699	360,438
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	150,944	150,573
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	501,894	500,645
COLT Mortgage Loan Trust, Series 2024-4, Class A2, 6.20%, 7/25/69(1)	325,491	327,191
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)	63,468	54,798
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	191,806	192,006
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)	278,949	280,522
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	299,211	298,146
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	327,444	326,716
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)	227,898	229,068
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	162,831	163,409
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	248,937	251,231
7

		Principal Amount/Shares	Value
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)		$204,159	$206,818
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)		278,187	280,795
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)		108,442	108,230
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)		142,152	141,831
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)		191,213	190,532
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.74%, (30-day average SOFR plus 3.40%), 11/25/33(1)		233,699	237,106
Verus Securitization Trust, Series 2021-R3, Class M1, SEQ, VRN, 2.41%, 4/25/64(1)		315,000	272,561
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)		312,086	315,015
			5,736,979
U.S. Government Agency Collateralized Mortgage Obligations — 0.9%
FHLMC, Series 2022-DNA5, Class M1A, VRN, 7.29%, (30-day average SOFR plus 2.95%), 6/25/42(1)		118,241	120,679
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.49%, (30-day average SOFR plus 2.15%), 9/25/42(1)		67,045	67,635
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.34%, (30-day average SOFR plus 2.00%), 6/25/43(1)		75,170	75,524
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46		271,192	48,041
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47		192,526	30,501
FNMA, Series 2022-R06, Class 1M1, VRN, 7.09%, (30-day average SOFR plus 2.75%), 5/25/42(1)		77,204	78,860
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52		2,368,551	303,051
FNMA, Series 2023-R05, Class 1M1, VRN, 6.24%, (30-day average SOFR plus 1.90%), 6/25/43(1)		186,005	187,453
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42		188,315	26,627
			938,371
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,615,306)			6,675,350
ASSET-BACKED SECURITIES — 6.1%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)		100,000	95,842
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, SEQ, 6.35%, 10/15/47(1)		250,000	251,198
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		171,661	159,768
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	96,492
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		79,053	76,707
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	200,000	134,571
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)		$425,000	407,126
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)		200,000	192,660
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)		395,000	372,096
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		300,000	286,527
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)		120,784	115,182
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.94%, (30-day average SOFR plus 1.60%), 8/25/54(1)		255,697	255,339
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)		146,787	150,600
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)		395,432	400,164
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)		96,776	93,217
Nelnet Student Loan Trust, Series 2005-4, Class A4, VRN, 4.80%, (90-day average SOFR plus 0.44%), 3/22/32		44,626	43,602
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		400,000	366,211
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		130,845	127,737
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)		103,181	104,611
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)		475,000	480,840
Regional Management Issuance Trust, Series 2025-1, Class B, 5.53%, 4/17/34(1)		200,000	199,955
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, SEQ, 3.81%, 4/20/45(1)		95,454	95,312
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, SEQ, 3.23%, 3/15/40(1)		135,084	128,456
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)		200,000	205,433
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		191,400	177,885
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)		548,625	553,734
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)		250,000	242,441
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)		275,000	286,274
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)		318,515	322,285
TOTAL ASSET-BACKED SECURITIES (Cost $6,387,842)			6,422,265
8

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 5.3%
U.S. Treasury Notes, 4.625%, 9/15/26(4)	$300,000	$302,854
U.S. Treasury Notes, 3.875%, 3/15/28	1,100,000	1,099,871
U.S. Treasury Notes, 4.875%, 10/31/30(4)	400,000	417,328
U.S. Treasury Notes, 4.125%, 2/29/32	3,400,000	3,409,563
U.S. Treasury Notes, 4.50%, 11/15/33(4)	350,000	358,442
TOTAL U.S. TREASURY SECURITIES (Cost $5,522,658)		5,588,058
COLLATERALIZED LOAN OBLIGATIONS — 5.1%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.78%, (1-month SOFR plus 1.46%), 11/15/36(1)	188,106	188,005
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 6.31%, (3-month SOFR plus 2.01%), 4/15/30(1)	150,000	150,196
Barings CLO Ltd., Series 2020-1A, Class BR2, VRN, 5.95%, (3-month SOFR plus 1.65%), 1/15/38(1)	250,000	249,835
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.58%, (1-month SOFR plus 2.26%), 9/15/35(1)	245,000	245,325
CIFC Funding Ltd., Series 2018-1A, Class CR, VRN, 6.15%, (3-month SOFR plus 1.80%), 1/18/38(1)	275,000	275,047
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 6.28%, (3-month SOFR plus 1.96%), 11/15/28(1)	250,000	249,916
Elmwood CLO 24 Ltd., Series 2023-3A, Class CR, VRN, 6.20%, (3-month SOFR plus 1.75%), 1/17/38(1)	250,000	249,806
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 5.83%, (1-month SOFR plus 1.51%), 6/16/36(1)	330,000	329,692
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 6.09%, (3-month SOFR plus 1.78%), 1/25/38(1)	250,000	250,462
Magnetite XXVIII Ltd., Series 2020-28A, Class CRR, VRN, 6.05%, (3-month SOFR plus 1.75%), 1/15/38(1)	250,000	250,452
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 6.55%, (3-month SOFR plus 2.26%), 7/19/30(1)	175,000	175,214
Palmer Square Loan Funding Ltd., Series 2022-4A, Class BR, VRN, 5.95%, (3-month SOFR plus 1.65%), 7/24/31(1)	200,000	199,832
PFP Ltd., Series 2022-9, Class A, VRN, 6.59%, (1-month SOFR plus 2.27%), 8/19/35(1)	305,608	305,941
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 6.69%, (1-month SOFR plus 2.37%), 10/25/39(1)	154,291	155,360
Reese Park CLO Ltd., Series 2020-1A, Class CRR, VRN, 6.20%, (3-month SOFR plus 1.90%), 1/15/38(1)	275,000	275,610
Sixth Street CLO VIII Ltd., Series 2017-8A, Class A2R2, VRN, 5.94%, (3-month SOFR plus 1.65%), 10/20/34(1)	375,000	374,251
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 6.09%, (3-month SOFR plus 1.80%), 10/20/34(1)	475,000	474,767
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 6.36%, (3-month SOFR plus 2.06%), 1/15/30(1)	250,000	251,357
Trimaran CAVU Ltd., Series 2019-1A, Class CR, VRN, 6.27%, (3-month SOFR plus 1.95%), 1/20/37(1)	450,000	450,908
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 5.63%, (1-month SOFR plus 1.31%), 3/15/38(1)	183,404	183,054
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,233,392)		5,285,030
PREFERRED SECURITIES — 4.1%
Banks — 2.0%
Bank of Nova Scotia, 4.90%	325,000	323,592
Citigroup, Inc., 3.875%	145,000	142,010
Citigroup, Inc., 4.00%	122,000	120,409
Citizens Financial Group, Inc., 5.65%	365,000	363,170
Comerica, Inc., 5.625%	235,000	234,123
Fifth Third Bancorp, 4.50%	525,000	521,528
M&T Bank Corp., 5.125%	11,000	10,914
Regions Financial Corp., 5.75%	380,000	378,853
		2,094,599
Capital Markets — 0.2%
Charles Schwab Corp., 4.00%	204,000	199,101
Charles Schwab Corp., 5.375%	25,000	24,974
		224,075
Construction Materials — 0.1%
Cemex SAB de CV, 9.125%(1)	145,000	147,343
Consumer Finance — 0.3%
American Express Co., 3.55%	265,000	256,582
9

	Principal Amount/Shares	Value
Electric Utilities — 0.4%
Edison International, 5.375%	402,000	$385,741
Insurance — 0.3%
Markel Group, Inc., 6.00%	260,000	258,899
Multi-Utilities — 0.2%
Sempra, 4.875%(2)	200,000	198,587
Oil, Gas and Consumable Fuels — 0.3%
Energy Transfer LP, 6.75%	353,000	354,283
Trading Companies and Distributors — 0.3%
Aircastle Ltd., 5.25%(1)	330,000	324,629
TOTAL PREFERRED SECURITIES (Cost $4,243,347)		4,244,738
EXCHANGE-TRADED FUNDS — 3.4%
Invesco Senior Loan ETF(2)	48,760	1,009,332
SPDR Blackstone Senior Loan ETF	24,418	1,004,312
SPDR Bloomberg Convertible Securities ETF	19,719	1,510,870
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,575,601)		3,524,514
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.2%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	$82,000	66,490
Bank, Series 2020-BN26, Class D, 2.50%, 3/15/63(1)	509,000	382,514
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 6.59%, (1-month SOFR plus 2.27%), 11/15/34(1)(5)(6)	172,000	1,809
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 7.28%, (1-month SOFR plus 2.96%), 11/15/34(1)(5)(6)	183,000	917
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	109,000	65,530
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.10%, 7/15/51(1)	128,000	101,705
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	88,000	57,975
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)	350,000	314,190
BXP Trust, Series 2017-CC, Class D, VRN, 3.55%, 8/13/37(1)	180,000	161,183
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.93%, (1-month SOFR plus 1.61%), 11/15/38(1)	235,000	233,828
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	169,000	137,517
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 7.28%, (1-month SOFR plus 2.96%), 7/15/38(1)	154,175	154,125
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	175,000	162,613
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.83%, (1-month SOFR plus 1.51%), 3/15/38(1)	196,000	193,314
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	78,000	65,298
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)	120,000	122,517
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	66,000	59,093
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	72,000	45,692
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,615,226)		2,326,310
BANK LOAN OBLIGATIONS(7) — 1.2%
Air Freight and Logistics — 0.3%
Rand Parent LLC, 2025 Term Loan B, 7.30%, (3-month SOFR plus 3.00%), 3/18/30	363,090	359,071
Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment, Inc., Term Loan B, 6.56%, (3-month SOFR plus 2.25%), 2/6/30	147,600	146,985
Passenger Airlines — 0.4%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.57%, (1-month SOFR plus 2.25%), 2/15/28	401,800	396,124
Pharmaceuticals — 0.4%
Endo Luxembourg Finance Co. I SARL, 2024 1st Lien Term Loan, 8.32%, (1-month SOFR plus 4.00%), 4/23/31	363,175	360,542
Specialty Retail — 0.0%
LBM Acquisition LLC, Term Loan B, 8.17%, 12/17/27	914	895
TOTAL BANK LOAN OBLIGATIONS (Cost $1,271,385)		1,263,617
10

	Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.2%
Colombia — 0.2%
Colombia Government International Bonds, 7.75%, 11/7/36	$200,000	$194,464
Egypt — 0.4%
Egypt Government International Bonds, 7.30%, 9/30/33(1)	500,000	413,647
Jordan — 0.2%
Jordan Government International Bonds, 5.85%, 7/7/30(1)	280,000	258,905
Panama — 0.4%
Panama Government International Bonds, 6.875%, 1/31/36	386,000	372,172
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,272,422)		1,239,188
SHORT-TERM INVESTMENTS — 4.4%
Money Market Funds — 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio(8)	2,933,955	2,933,955
Repurchase Agreements — 1.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 12/31/26, valued at $180,089), in a joint trading account at 4.32%, dated 3/31/25, due 4/1/25 (Delivery value $176,628)		176,607
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/54, valued at $1,578,111), at 4.37%, dated 3/31/25, due 4/1/25 (Delivery value $1,547,188)		1,547,000
		1,723,607
TOTAL SHORT-TERM INVESTMENTS (Cost $4,657,562)		4,657,562
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $107,289,251)		107,377,768
OTHER ASSETS AND LIABILITIES — (2.6)%		(2,745,687)
TOTAL NET ASSETS — 100.0%		$104,632,081

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	135,223	CAD	193,886	Morgan Stanley	6/18/25	$(24)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	40	June 2025	$8,286,875	$23,203
U.S. Treasury 5-Year Notes	94	June 2025	10,166,687	40,324
U.S. Treasury 10-Year Notes	58	June 2025	6,450,688	25,059
U.S. Treasury 10-Year Ultra Notes	107	June 2025	12,211,375	29,073
			$37,115,625	$117,659
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	15	June 2025	$1,759,219	$4,189
U.S. Treasury Ultra Bonds	1	June 2025	122,250	1,178
			$1,881,469	$5,367
^Amount represents value and unrealized appreciation (depreciation).

11

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29	$3,640,000	$172,111	$43,660	$215,771
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $59,099,130, which represented 56.5% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,850,016. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,008,240.
(5)Security is in default.
(6)Non-income producing.
(7)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,937,166, which includes securities collateral of $3,211.

See Notes to Financial Statements.
12

Statement of Assets and Liabilities

MARCH 31, 2025
Assets
Investment securities, at value (cost of $104,355,296) — including $2,850,016 of securities on loan	$104,443,813
Investment made with cash collateral received for securities on loan, at value (cost of $2,933,955)	2,933,955
Total investment securities, at value (cost of $107,289,251)	107,377,768
Receivable for investments sold	1,434,442
Receivable for capital shares sold	1,016,786
Receivable for variation margin on futures contracts	4,437
Receivable for variation margin on swap agreements	1,382
Interest and dividends receivable	1,136,577
Securities lending receivable	745
110,972,137

Liabilities
Disbursements in excess of demand deposit cash	17,830
Payable for collateral received for securities on loan	2,933,955
Payable for investments purchased	2,781,713
Payable for capital shares redeemed	543,577
Unrealized depreciation on forward foreign currency exchange contracts	24
Accrued management fees	41,925
Distribution and service fees payable	2,401
Dividends payable	18,631
6,340,056

Net Assets	$104,632,081

Net Assets Consist of:
Capital paid in	$113,968,782
Distributable earnings (loss)	(9,336,701)
$104,632,081

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$51,245,614	5,747,705	$8.92
I Class	$23,562,951	2,643,596	$8.91
Y Class	$6,530	732	$8.92
A Class	$7,224,020	810,267	$8.92
C Class	$525,167	58,933	$8.91
R Class	$1,082,705	121,410	$8.92
R5 Class	$997,745	111,923	$8.91
R6 Class	$19,987,349	2,242,085	$8.91
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.34 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
13

Statement of Operations

YEAR ENDED MARCH 31, 2025
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $155)	$6,451,787
Dividends	54,149
Securities lending, net	14,445
6,520,381

Expenses:
Management fees	500,984
Distribution and service fees:
A Class	15,804
C Class	5,030
R Class	4,439
Trustees' fees and expenses	6,393
Other expenses	20,347
552,997

Net investment income (loss)	5,967,384

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,022,672
Forward foreign currency exchange contract transactions	13,907
Futures contract transactions	(101,007)
Swap agreement transactions	161,958
Foreign currency translation transactions	(127)
1,097,403

Change in net unrealized appreciation (depreciation) on:
Investments	(402,838)
Forward foreign currency exchange contracts	(1,551)
Futures contracts	59,466
Swap agreements	43,660
Translation of assets and liabilities in foreign currencies	(2)
(301,265)

Net realized and unrealized gain (loss)	796,138

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,763,522

See Notes to Financial Statements.
14

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2025 AND MARCH 31, 2024
Increase (Decrease) in Net Assets	March 31, 2025	March 31, 2024
Operations
Net investment income (loss)	$5,967,384	$5,017,263
Net realized gain (loss)	1,097,403	(2,972,735)
Change in net unrealized appreciation (depreciation)	(301,265)	2,726,449
Net increase (decrease) in net assets resulting from operations	6,763,522	4,770,977

Distributions to Shareholders
From earnings:
Investor Class	(2,740,727)	(2,677,952)
I Class	(2,036,779)	(1,325,626)
Y Class	(383)	(326)
A Class	(357,008)	(265,141)
C Class	(24,605)	(23,860)
R Class	(47,960)	(33,538)
R5 Class	(49,012)	(28,241)
R6 Class	(962,481)	(653,301)
Decrease in net assets from distributions	(6,218,955)	(5,007,985)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(3,657,350)	22,604,731

Net increase (decrease) in net assets	(3,112,783)	22,367,723

Net Assets
Beginning of period	107,744,864	85,377,141
End of period	$104,632,081	$107,744,864

See Notes to Financial Statements.
15

Notes to Financial Statements

MARCH 31, 2025

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Multisector Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S.
16

market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end,
17

if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Convertible Preferred Securities	$2,336,471	—	—	—	$2,336,471
Corporate Bonds	360,266	—	—	—	360,266
Exchange-Traded Funds	220,112	—	—	—	220,112
Preferred Securities	17,106	—	—	—	17,106
Total Borrowings	$2,933,955	—	—	—	$2,933,955
Gross amount of recognized liabilities for securities lending transactions					$2,933,955
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class
0.55%	0.45%	0.35%	0.55%	0.55%	0.55%	0.35%	0.30%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended March 31, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended March 31, 2025 totaled $174,144,257, of which $40,015,382 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended March 31, 2025 totaled $177,393,580, of which $54,038,473 represented U.S. Treasury and Government Agency obligations.
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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended March 31, 2025		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,932,599	$26,301,152	1,995,697	$17,535,788
Issued in reinvestment of distributions	299,152	2,666,174	295,476	2,589,980
Redeemed	(2,692,754)	(24,039,418)	(3,336,866)	(29,089,545)
	538,997	4,927,908	(1,045,693)	(8,963,777)
I Class
Sold	1,207,734	10,844,307	4,113,330	35,596,843
Issued in reinvestment of distributions	228,700	2,036,131	151,208	1,325,277
Redeemed	(3,352,257)	(29,967,373)	(1,284,940)	(11,172,260)
	(1,915,823)	(17,086,935)	2,979,598	25,749,860
Y Class
Issued in reinvestment of distributions	43	383	37	326
A Class
Sold	284,973	2,541,913	184,741	1,610,446
Issued in reinvestment of distributions	25,791	229,945	21,333	187,024
Redeemed	(144,165)	(1,287,697)	(112,958)	(988,944)
	166,599	1,484,161	93,116	808,526
C Class
Sold	13,958	126,104	13,623	119,655
Issued in reinvestment of distributions	2,762	24,592	2,722	23,839
Redeemed	(19,843)	(175,581)	(12,240)	(105,890)
	(3,123)	(24,885)	4,105	37,604
R Class
Sold	53,338	477,487	42,950	372,521
Issued in reinvestment of distributions	5,342	47,665	3,804	33,316
Redeemed	(16,889)	(150,656)	(41,437)	(355,403)
	41,791	374,496	5,317	50,434
R5 Class
Sold	50,692	449,927	20,578	179,568
Issued in reinvestment of distributions	5,498	49,012	3,218	28,241
Redeemed	(11,926)	(107,341)	(11,371)	(99,418)
	44,264	391,598	12,425	108,391
R6 Class
Sold	1,220,120	10,893,175	923,605	8,053,469
Issued in reinvestment of distributions	107,786	960,895	74,437	652,195
Redeemed	(624,976)	(5,578,146)	(445,516)	(3,892,297)
	702,930	6,275,924	552,526	4,813,367
Net increase (decrease)	(424,322)	$(3,657,350)	2,601,431	$22,604,731

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

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•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$47,928,518	—
Convertible Preferred Securities	—	9,221,812	—
U.S. Government Agency Mortgage-Backed Securities	—	9,000,806	—
Collateralized Mortgage Obligations	—	6,675,350	—
Asset-Backed Securities	—	6,422,265	—
U.S. Treasury Securities	—	5,588,058	—
Collateralized Loan Obligations	—	5,285,030	—
Preferred Securities	—	4,244,738	—
Exchange-Traded Funds	$3,524,514	—	—
Commercial Mortgage-Backed Securities	—	2,326,310	—
Bank Loan Obligations	—	1,263,617	—
Sovereign Governments and Agencies	—	1,239,188	—
Short-Term Investments	2,933,955	1,723,607	—
	$6,458,469	$100,919,299	—
Other Financial Instruments
Futures Contracts	$123,026	—	—
Swap Agreements	—	$215,771	—
	$123,026	$215,771	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$24	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $4,873,333.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $223,185.
20

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $41,880,490 futures contracts purchased and $2,130,258 futures contracts sold.

Value of Derivative Instruments as of March 31, 2025

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$1,382	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	—	Unrealized depreciation on forward foreign currency exchange contracts	$24
Interest Rate Risk	Receivable for variation margin on futures contracts*	4,437	Payable for variation margin on futures contracts*	—
		$5,819		$24
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2025

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$161,958	Change in net unrealized appreciation (depreciation) on swap agreements	$43,660
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	13,907	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(1,551)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(101,007)	Change in net unrealized appreciation (depreciation) on futures contracts	59,466
		$74,858		$101,575

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
21

9. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Ordinary income	$6,218,955	$5,007,985
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$107,295,207
Gross tax appreciation of investments	$1,191,858
Gross tax depreciation of investments	(1,109,297)
Net tax appreciation (depreciation) of investments	82,561
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	37,664
Net tax appreciation (depreciation)	$120,225
Other book-to-tax adjustments	$(20,421)
Undistributed ordinary income	—
Accumulated short-term capital losses	$(4,791,295)
Accumulated long-term capital losses	$(4,645,210)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization for tax purposes of unrealized gains (losses) on futures contracts. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

22

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025	$8.86	0.50	0.08	0.58	(0.52)	—	(0.52)	$8.92	6.76%	0.57%	0.57%	5.65%	5.65%	169%	$51,246
2024	$8.93	0.47	(0.07)	0.40	(0.47)	—	(0.47)	$8.86	4.72%	0.56%	0.56%	5.41%	5.41%	173%	$46,154
2023	$9.58	0.37	(0.65)	(0.28)	(0.37)	—	(0.37)	$8.93	(2.87)%	0.73%	0.73%	4.11%	4.11%	176%	$55,862
2022	$10.39	0.33	(0.59)	(0.26)	(0.34)	(0.21)	(0.55)	$9.58	(2.65)%	0.75%	0.75%	3.24%	3.24%	185%	$54,374
2021	$9.28	0.31	1.20	1.51	(0.32)	(0.08)	(0.40)	$10.39	16.47%	0.72%	0.75%	3.02%	2.99%	193%	$36,484
I Class
2025	$8.86	0.51	0.07	0.58	(0.53)	—	(0.53)	$8.91	6.75%	0.47%	0.47%	5.75%	5.75%	169%	$23,563
2024	$8.93	0.48	(0.07)	0.41	(0.48)	—	(0.48)	$8.86	4.83%	0.46%	0.46%	5.51%	5.51%	173%	$40,389
2023	$9.58	0.39	(0.66)	(0.27)	(0.38)	—	(0.38)	$8.93	(2.78)%	0.63%	0.63%	4.21%	4.21%	176%	$14,106
2022	$10.39	0.34	(0.59)	(0.25)	(0.35)	(0.21)	(0.56)	$9.58	(2.55)%	0.65%	0.65%	3.34%	3.34%	185%	$7,009
2021	$9.28	0.32	1.20	1.52	(0.33)	(0.08)	(0.41)	$10.39	16.59%	0.62%	0.65%	3.12%	3.09%	193%	$7,679
Y Class
2025	$8.86	0.52	0.08	0.60	(0.54)	—	(0.54)	$8.92	6.95%	0.37%	0.37%	5.85%	5.85%	169%	$7
2024	$8.93	0.49	(0.07)	0.42	(0.49)	—	(0.49)	$8.86	4.80%	0.36%	0.36%	5.61%	5.61%	173%	$6
2023	$9.58	0.38	(0.65)	(0.27)	(0.38)	—	(0.38)	$8.93	(2.70)%	0.53%	0.53%	4.31%	4.31%	176%	$6
2022	$10.39	0.35	(0.59)	(0.24)	(0.36)	(0.21)	(0.57)	$9.58	(2.36)%	0.55%	0.55%	3.44%	3.44%	185%	$6
2021	$9.28	0.33	1.20	1.53	(0.34)	(0.08)	(0.42)	$10.39	16.71%	0.52%	0.55%	3.22%	3.19%	193%	$6
A Class
2025	$8.86	0.48	0.08	0.56	(0.50)	—	(0.50)	$8.92	6.50%	0.82%	0.82%	5.40%	5.40%	169%	$7,224
2024	$8.93	0.45	(0.07)	0.38	(0.45)	—	(0.45)	$8.86	4.35%	0.81%	0.81%	5.16%	5.16%	173%	$5,704
2023	$9.58	0.35	(0.65)	(0.30)	(0.35)	—	(0.35)	$8.93	(3.01)%	0.98%	0.98%	3.86%	3.86%	176%	$4,918
2022	$10.39	0.31	(0.59)	(0.28)	(0.32)	(0.21)	(0.53)	$9.58	(2.89)%	1.00%	1.00%	2.99%	2.99%	185%	$4,535
2021	$9.28	0.28	1.21	1.49	(0.30)	(0.08)	(0.38)	$10.39	16.18%	0.97%	1.00%	2.77%	2.74%	193%	$3,791
C Class
2025	$8.86	0.41	0.08	0.49	(0.44)	—	(0.44)	$8.91	5.59%	1.57%	1.57%	4.65%	4.65%	169%	$525
2024	$8.93	0.39	(0.07)	0.32	(0.39)	—	(0.39)	$8.86	3.69%	1.56%	1.56%	4.41%	4.41%	173%	$550
2023	$9.58	0.29	(0.66)	(0.37)	(0.28)	—	(0.28)	$8.93	(3.84)%	1.73%	1.73%	3.11%	3.11%	176%	$517
2022	$10.39	0.23	(0.59)	(0.36)	(0.24)	(0.21)	(0.45)	$9.58	(3.62)%	1.75%	1.75%	2.24%	2.24%	185%	$349
2021	$9.28	0.20	1.21	1.41	(0.22)	(0.08)	(0.30)	$10.39	15.32%	1.72%	1.75%	2.02%	1.99%	193%	$176

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2025	$8.86	0.46	0.08	0.54	(0.48)	—	(0.48)	$8.92	6.23%	1.07%	1.07%	5.15%	5.15%	169%	$1,083
2024	$8.93	0.43	(0.07)	0.36	(0.43)	—	(0.43)	$8.86	4.09%	1.06%	1.06%	4.91%	4.91%	173%	$706
2023	$9.59	0.33	(0.67)	(0.34)	(0.32)	—	(0.32)	$8.93	(3.35)%	1.23%	1.23%	3.61%	3.61%	176%	$664
2022	$10.40	0.28	(0.59)	(0.31)	(0.29)	(0.21)	(0.50)	$9.59	(3.13)%	1.25%	1.25%	2.74%	2.74%	185%	$544
2021	$9.28	0.26	1.21	1.47	(0.27)	(0.08)	(0.35)	$10.40	15.88%	1.22%	1.25%	2.52%	2.49%	193%	$282
R5 Class
2025	$8.86	0.52	0.07	0.59	(0.54)	—	(0.54)	$8.91	6.85%	0.37%	0.37%	5.85%	5.85%	169%	$998
2024	$8.93	0.49	(0.07)	0.42	(0.49)	—	(0.49)	$8.86	4.93%	0.36%	0.36%	5.61%	5.61%	173%	$599
2023	$9.58	0.39	(0.65)	(0.26)	(0.39)	—	(0.39)	$8.93	(2.68)%	0.53%	0.53%	4.31%	4.31%	176%	$493
2022	$10.39	0.34	(0.57)	(0.23)	(0.37)	(0.21)	(0.58)	$9.58	(2.46)%	0.55%	0.55%	3.44%	3.44%	185%	$383
2021	$9.28	0.31	1.22	1.53	(0.34)	(0.08)	(0.42)	$10.39	16.70%	0.52%	0.55%	3.22%	3.19%	193%	$47
R6 Class
2025	$8.86	0.53	0.07	0.60	(0.55)	—	(0.55)	$8.91	6.91%	0.32%	0.32%	5.90%	5.90%	169%	$19,987
2024	$8.93	0.50	(0.07)	0.43	(0.50)	—	(0.50)	$8.86	4.99%	0.31%	0.31%	5.66%	5.66%	173%	$13,638
2023	$9.58	0.40	(0.66)	(0.26)	(0.39)	—	(0.39)	$8.93	(2.63)%	0.48%	0.48%	4.36%	4.36%	176%	$8,811
2022	$10.39	0.36	(0.59)	(0.23)	(0.37)	(0.21)	(0.58)	$9.58	(2.41)%	0.50%	0.50%	3.49%	3.49%	185%	$5,047
2021	$9.28	0.33	1.21	1.54	(0.35)	(0.08)	(0.43)	$10.39	16.76%	0.47%	0.50%	3.27%	3.24%	193%	$2,308

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Multisector Income Fund and the Board of Trustees of American Century Investment Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Multisector Income Fund (the “Fund”), one of the funds constituting the American Century Investment Trust, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the period ended March 31, 2021, were audited by other auditors, whose report, dated May 18, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
25

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92287 2505

Annual Financial Statements and Other Information

March 31, 2025

Prime Money Market Fund
Investor Class (BPRXX)
A Class (ACAXX)
C Class (ARCXX)

Schedule of Investments

MARCH 31, 2025

	Principal Amount	Value
COMMERCIAL PAPER(1) — 39.5%
Alinghi Funding Co. LLC, VRN, 4.60%, 9/10/25 (LOC: UBS AG)(2)	$33,000,000	$33,000,000
Alinghi Funding Co. LLC, VRN, 4.66%, 10/1/25 (LOC: UBS AG)(2)	20,000,000	20,000,000
Aquitaine Funding Co. LLC, VRN, 4.67%, 10/31/25 (LOC: Societe Generale SA)(2)	17,000,000	17,000,000
Bank of Montreal, VRN, 4.60%, 11/26/25(2)	24,125,000	24,125,000
Brigantine Funding Co. LLC, 4.51%, 6/13/25 (LOC: Bank of Montreal)(2)	6,000,000	5,945,858
Chariot Funding LLC, VRN, 4.65%, (SOFR plus 0.29%), 7/1/25 (LOC: JP Morgan Chase Bank )(2)	20,000,000	20,000,000
Chesham Finance Ltd./Chesham Finance LLC, VRN, 4.34%, 5/8/25 (LOC: Nordea Bank)(2)	50,000,000	50,000,000
Collateralized Commercial Paper V Co. LLC, VRN, 4.64%, 9/22/25 (LOC: JP Morgan Securities LLC)(2)	25,000,000	25,000,000
Endeavour Funding Co. LLC, 4.65%, 4/23/25 (LOC: HSBC Bank PLC)(2)	25,000,000	24,929,875
Hqla Funding LLC, 4.52%, 5/29/25 (LOC: Credit Agricole Corporate & Investment Bank)(2)	15,000,000	14,892,217
Hqla Funding LLC, VRN, 4.54%, 8/6/25 (LOC: Credit Agricole Corporate & Investment Bank)(2)	40,000,000	40,000,000
Intrepid Funding Co. LLC, 4.51%, 6/13/25 (LOC: Goldman Sachs International)(2)	15,000,000	14,864,646
Intrepid Funding Co. LLC, 4.51%, 8/15/25 (LOC: Goldman Sachs International)(2)	30,000,000	29,496,422
Ionic Funding LLC, 4.51%, 4/22/25 (LOC: Bank of America N.A.)(2)	23,000,000	22,940,296
Ionic Funding LLC, 4.51%, 5/2/25 (LOC: Bank of America N.A.)(2)	4,000,000	3,984,672
Ionic Funding LLC, 4.49%, 5/8/25 (LOC: Citibank N.A.)(2)	21,500,000	21,402,109
Ionic Funding LLC, 4.51%, 5/9/25 (LOC: Bank of America N.A.)(2)	10,500,000	10,450,680
Ionic Funding LLC, 4.51%, 5/9/25 (LOC: UBS AG)(2)	5,000,000	4,976,514
Ionic Funding LLC, 4.54%, 5/9/25 (LOC: Citibank N.A.)(2)	19,500,000	19,407,787
Ionic Funding LLC, 4.50%, 6/13/25 (LOC: Bank of America N.A.)(2)	20,500,000	20,315,432
Ionic Funding LLC, 4.49%, 7/2/25 (LOC: Citibank N.A.)(2)	30,783,000	30,434,576
Ionic Funding LLC, 4.52%, 7/16/25 (LOC: Bank of America N.A.)(2)	25,500,000	25,165,128
JP Morgan Securities LLC, VRN, 4.63%, (SOFR plus 0.27%), 6/30/25(2)	15,000,000	15,000,000
Lion Bay Funding LLC, VRN, 4.34%, 4/17/25 (LOC: HSBC Bank PLC)(2)	45,000,000	45,000,000
Lion Bay Funding LLC, VRN, 4.34%, 4/29/25 (LOC: HSBC Bank PLC)(2)	50,000,000	50,000,000
Longship Funding LLC, VRN, 4.34%, 5/12/25 (LOC: Nordea Bank)(2)	60,000,000	60,000,000
Old Line Funding LLC, VRN, 4.69%, (SOFR plus 0.33%), 9/15/25 (LOC: Royal Bank of Canada)(2)	15,000,000	15,000,000
Overwatch Alpha Funding LLC, 4.41%, 4/1/25 (LOC: Bank of Nova Scotia)(2)	19,465,000	19,465,000
Overwatch Bravo Funding LLC, 4.41%, 4/1/25 (LOC: Societe Generale SA)(2)	595,000	595,000
Park Avenue Collateralized Notes Co. LLC, VRN, 4.58%, 10/20/25 (LOC: JP Morgan Securities LLC)(2)	25,000,000	25,000,000
Podium Funding Trust, VRN, 4.57%, 9/26/25 (LOC: Bank of Montreal)(2)	25,000,000	25,000,000
Thunder Bay Funding LLC, VRN, 4.60%, 8/8/25 (LOC: Royal Bank of Canada)(2)	25,000,000	25,000,000
Toyota Credit Canada, Inc., 4.71%, 4/7/25(2)	9,000,000	8,993,025
Toyota Credit de Puerto Rico Corp., 4.52%, 7/14/25(2)	20,000,000	19,742,311
Verto Capital I, VRN, 4.41%, 6/9/25 (LOC: Societe Generale SA)(2)	65,000,000	65,000,000
Verto Capital I, VRN, 4.41%, 9/26/25 (LOC: UBS AG)(2)	50,000,000	50,000,000
Washington Morgan Capital Co. LLC, VRN, 4.63%, 7/18/25 (LOC: Goldman Sachs & Co.)(2)	20,000,000	20,000,000
Washington Morgan Capital Co. LLC, VRN, 4.64%, 7/28/25 (LOC: Goldman Sachs & Co.)(2)	36,300,000	36,300,000
TOTAL COMMERCIAL PAPER		958,426,548
CORPORATE BONDS — 25.8%
12th & Yesler Owner LLC, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	27,000,000	27,000,000
412 Madison LLC, VRDN, 4.40%, 4/7/25 (LOC: FNMA)	21,220,000	21,220,000
500 Columbia Place LLC, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	16,830,000	16,830,000
AHI Fund II LLC, VRDN, 4.42%, 4/7/25 (LOC: PNC Bank N.A.)	7,500,000	7,500,000
Allen C Stonecipher Life Insurance Trust, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	22,885,000	22,885,000
Anton Santa Cruz LLC, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	14,245,000	14,245,000
Bank of Montreal, 1.85%, 5/1/25	14,522,000	14,488,753
Bank of Montreal, 5.92%, 9/25/25	8,475,000	8,529,229
Bank of Nova Scotia, 3.45%, 4/11/25	500,000	499,833
Bank of Nova Scotia, 5.45%, 6/12/25	4,622,000	4,628,856
2

	Principal Amount	Value
Banque Federative du Credit Mutuel SA, 4.52%, 7/13/25(2)	$10,368,000	$10,366,031
Barbour Issuing Trust, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	11,000,000	11,000,000
Bellevue 10 Apartments LLC, VRDN, 4.44%, 4/10/25 (LOC: Northern Trust Company)	12,670,000	12,670,000
Campos Charitable Trust, VRDN, 4.40%, 4/9/25 (LOC: FHLB)	6,245,000	6,245,000
Canadian Imperial Bank of Commerce, 3.30%, 4/7/25	25,869,000	25,861,517
Canadian Imperial Bank of Commerce, 5.14%, 4/28/25	11,741,000	11,745,505
Canadian Imperial Bank of Commerce, 3.95%, 8/4/25	3,236,000	3,228,976
Champion Insurance Trust, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	4,320,000	4,320,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	10,380,000	10,380,000
Foothill Garden NV Investors LLC, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	10,950,000	10,950,000
General Secretariat of the Organization of American States, VRDN, 4.41%, 4/9/25 (LOC: Bank of America N.A.)	10,630,000	10,630,000
Gold River 659 LLC, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	12,000,000	12,000,000
GTP Acquisition Partners I LLC, Class A, 3.48%, 6/15/50(2)	13,770,000	13,728,208
Jefferson Exchange at Riverside LLC, Series B, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	23,765,000	23,765,000
Jefferson Monrovia South LLC, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	32,450,000	32,450,000
JoEllyn G Slott Family Trust, Series 2023, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	6,035,000	6,035,000
KDF Glenview LP, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	8,000,000	8,000,000
Krawitz Family Insurance Trust, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	4,000,000	4,000,000
Labcon North America, VRDN, 4.35%, 4/7/25 (LOC: BMO Bank N.A.)	5,460,000	5,460,000
Labcon North America, VRDN, 4.35%, 4/7/25 (LOC: BMO Bank N.A.)	1,845,000	1,845,000
National Australia Bank Ltd., 5.20%, 5/13/25	6,400,000	6,405,466
Ness Family Partners LP, VRDN, 4.35%, 4/7/25 (LOC: BMO Bank N.A.)	3,345,000	3,345,000
Nicholas David Nurse 2020 Irrevocable Trust, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	9,780,000	9,780,000
Nuveen Credit Strategies Income Fund, VRDN, 4.45%, 4/7/25 (LOC: Societe Generale SA)(2)	16,000,000	16,000,000
Nuveen Preferred & Income Opportunities Fund, VRDN, 4.45%, 4/7/25 (LOC: Sumitomo Mitsui Banking)(2)	20,000,000	20,000,000
Nuveen Variable Rate Preferred & Income Fund, VRDN, 4.43%, 4/7/25 (LOC: Toronto-Dominion Bank)(2)	42,500,000	42,500,000
Richard & Allison Leigh Insurance Trust, VRDN, 4.55%, 4/7/25 (LOC: Commerce Bank (Missouri))	5,575,000	5,575,000
Royal Bank of Canada, VRN, 5.18%, (SOFR plus 0.84%), 4/14/25	7,153,000	7,154,289
Shil Park Irrevocable Life Insurance Trust, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	15,000,000	15,000,000
Skandinaviska Enskilda Banken AB, 3.70%, 6/9/25(2)	5,218,000	5,209,134
SRM Culver City LP, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	23,280,000	23,280,000
SRMHayward LLC, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	11,800,000	11,800,000
Steve Welch Family Insurance Trust, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	6,265,000	6,265,000
Stobro Co. LP, VRDN, 4.50%, 4/7/25 (LOC: FHLB)	6,665,000	6,665,000
Sundowner Issuing Trust, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	6,000,000	6,000,000
Supreme Satori Issuing Trust, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	5,000,000	5,000,000
Svenska Handelsbanken AB, VRN, 5.25%, (SOFR plus 0.91%), 6/10/25(2)	1,250,000	1,251,534
Synergy Colgan Creek LLC, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	14,030,000	14,030,000
Toronto-Dominion Bank, 3.77%, 6/6/25	8,466,000	8,452,356
Toyota Motor Credit Corp., VRN, 4.71%, (SOFR plus 0.35%), 4/14/25	1,241,000	1,241,045
Trinity Mills Multifamily I Owner LLC, VRDN, 4.40%, 4/7/25	2,815,000	2,815,000
UBS Group AG, 4.13%, 9/24/25(2)	4,000,000	3,990,987
Uptown Newport Building Owner LP, VRDN, 4.45%, 4/7/25 (LOC: Landesbank Hessen-Thuringen Girozentrale)	17,355,000	17,355,000
Valencia Grove II LLC, VRDN, 4.40%, 4/7/25	1,000,000	1,000,000
Wells Fargo Bank NA, 5.55%, 8/1/25	17,000,000	17,033,776
Wells Fargo Bank NA, VRN, 5.14%, (SOFR plus 0.80%), 8/1/25	3,145,000	3,149,776
World Changers Trust, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	3,575,000	3,575,000
TOTAL CORPORATE BONDS		626,380,271
MUNICIPAL SECURITIES — 21.2%
Bridgeton Industrial Development Authority Rev., (Stolze Printing Obligated Group), VRDN, 4.56%, 4/7/25 (LOC: Carrollton Bank and U.S. Bank N.A.)	600,000	600,000
Brunswick & Glynn County Development Authority Rev., VRDN, 4.38%, 4/7/25 (LOC: U.S. Bank N.A.)	13,230,000	13,230,000
City & County of San Francisco COP, VRDN, 4.50%, 4/7/25 (LIQ FAC: Morgan Stanley Bank N.A.)(2)	18,000,000	18,000,000
Deutsche Bank Spears/Lifers Trust Rev., VRDN, Series DBE-8908, 4.90%, 7/4/25 (LIQ FAC: Deutsche Bank A.G.)(GA: Deutsche Bank A.G.)(2)	61,665,000	61,665,000
3

	Principal Amount	Value
Deutsche Bank Spears/Lifers Trust Rev., VRDN, Series DBE-8909, 4.90%, 7/4/25 (LIQ FAC: Deutsche Bank A.G.)(GA: Deutsche Bank A.G.)(2)	$36,955,000	$36,955,000
Illinois Housing Development Authority Rev., (RMW Lake Shore LLC), VRDN, Series C-3, 4.35%, 4/7/25 (LOC: Wells Fargo Bank N.A.)	10,000	10,000
Kentucky Housing Corp. Rev., VRDN, Series B, 4.42%, 4/7/25 (SBBPA: Kentucky Housing Corp.)	4,245,000	4,245,000
Kentucky Housing Corp. Rev., VRDN, Series J, 4.35%, 4/7/25 (SBBPA: Kentucky Housing Corp.)	1,000,000	1,000,000
Kentucky Housing Corp. Rev., VRDN, Series O, 4.35%, 4/7/25 (SBBPA: Kentucky Housing Corp.)	1,425,000	1,425,000
Kentucky Housing Corp. Rev., VRDN, Series O, 4.42%, 4/7/25 (SBBPA: Kentucky Housing Corp.)	4,455,000	4,455,000
Metropolitan Water District of Southern California Rev., VRDN, Series C-2, 4.39%, 4/7/25 (SBBPA: PNC Bank N.A.)	33,035,000	33,035,000
Mizuho Floater/Residual Trust Rev., VRDN, Series 2020-MIZ9043, 4.45%, 4/1/25 (LOC: Mizuho Bank Ltd.)(LIQ FAC: Mizuho Bank Ltd.)(GA: FHLMC)(2)	9,925,000	9,925,000
Mizuho Floater/Residual Trust Rev., VRDN, Series 2023-MIZ9147TX, 4.72%, 5/5/25 (LIQ FAC: Mizuho Capital Markets LLC)(LOC: Mizuho Bank Ltd.)(2)	15,070,000	15,070,000
Mizuho Floater/Residual Trust Rev., VRDN, Series 2024-MIZ9164TX, 4.56%, 5/5/25 (LIQ FAC: Mizuho Capital Markets LLC)(LOC: Mizuho Bank Ltd.)(2)	49,000,000	49,000,000
Mizuho Floater/Residual Trust Rev., VRDN, Series 2024-MIZ9172, 4.56%, 5/5/25 (LIQ FAC: Mizuho Capital Markets LLC)(LOC: Mizuho Bank Ltd.)(2)	17,445,000	17,445,000
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), Series BB, 5.09%, 6/15/25	20,000,000	20,018,564
New York City GO, Series A-2, 2.28%, 8/1/25	10,000,000	9,927,575
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 4.50%, 4/7/25 (LIQ FAC: Morgan Stanley Bank N.A.)(2)	16,000,000	16,000,000
New York State Dormitory Authority Rev., VRDN, 4.50%, 4/7/25 (LIQ FAC: Morgan Stanley Bank N.A.)(2)	16,000,000	16,000,000
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), VRDN, Series 2016-XFT910, 4.50%, 4/7/25 (LIQ FAC: Morgan Stanley Bank N.A.)(2)	12,000,000	12,000,000
Pasadena Public Financing Authority Rev., (City of Pasadena CA), VRDN, 4.45%, 4/7/25 (SBBPA: BMO Bank N.A.)	15,175,000	15,175,000
State of Oregon Housing & Community Services Department Rev., VRDN, Series D, 4.38%, 4/7/25 (SBBPA: U.S. Bank N.A.)	10,000,000	10,000,000
Taxable Municipal Funding Trust Rev., VRDN, 4.65%, 5/5/25 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(2)	6,937,000	6,937,000
Taxable Municipal Funding Trust Rev., VRDN, 4.65%, 5/5/25 (LOC: Barclays Bank PLC)(2)	13,750,000	13,750,000
Taxable Municipal Funding Trust Rev., VRDN, 4.65%, 5/5/25 (LOC: Barclays Bank PLC)(2)	21,449,000	21,449,000
Taxable Municipal Funding Trust Rev., VRDN, Series BTMFT-2024, 4.65%, 4/7/25 (LIQ FAC: Barclays Bank PLC)(2)	2,440,000	2,440,000
Taxable Municipal Funding Trust Rev., VRDN, Series BTMFT-2024, 4.65%, 5/5/25 (LOC: Barclays Bank PLC)(2)	37,000,000	37,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 4.45%, 4/7/25 (LOC: Barclays Bank PLC)(2)	6,588,699	6,588,699
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 4.47%, 4/7/25 (LOC: Royal Bank of Canada)(2)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 4.51%, 4/7/25 (LIQ FAC: JP Morgan Chase Bank N.A)(2)	3,500,000	3,500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 4.51%, 4/7/25 (LIQ FAC: JP Morgan Chase Bank N.A)(2)	3,900,000	3,900,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 4.51%, 4/7/25 (LIQ FAC: JP Morgan Chase Bank N.A)(2)	5,625,000	5,625,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 4.51%, 4/7/25 (LIQ FAC: JP Morgan Chase Bank N.A)(2)	12,125,000	12,125,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, Series 2016-XFT905, 4.51%, 4/7/25 (LIQ FAC: JP Morgan Chase Bank N.A)(2)	16,000,000	16,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, Series 2016-XFT907, 4.51%, 4/7/25 (LIQ FAC: JP Morgan Chase Bank N.A)(2)	16,000,000	16,000,000
TOTAL MUNICIPAL SECURITIES		515,495,838
U.S. TREASURY SECURITIES(1) — 11.0%
U.S. Treasury Notes, VRN, 4.36%, (3-month USBMMY plus 0.13%), 7/31/25	30,000,000	29,995,129
U.S. Treasury Notes, VRN, 4.40%, (3-month USBMMY plus 0.17%), 10/31/25	95,000,000	95,031,562
U.S. Treasury Notes, VRN, 4.48%, (3-month USBMMY plus 0.25%), 1/31/26	116,400,000	116,497,212
U.S. Treasury Notes, VRN, 4.38%, (3-month USBMMY plus 0.15%), 4/30/26	25,000,000	24,996,005
TOTAL U.S. TREASURY SECURITIES		266,519,908
CERTIFICATES OF DEPOSIT — 2.5%
Bank of Montreal, VRN, 4.64%, (SOFR plus 0.30%), 9/10/25	15,000,000	15,000,000
Bank of Montreal, VRN, 4.66%, (SOFR plus 0.32%), 9/23/25	17,500,000	17,500,000
4

	Principal Amount	Value
Credit Industriel et Commercial, VRN, 4.56%, (SOFR plus 0.22%), 8/22/25	$27,000,000	$27,002,070
Toronto-Dominion Bank, 4.50%, 10/7/25(2)	2,000,000	1,999,653
TOTAL CERTIFICATES OF DEPOSIT		61,501,723
TOTAL INVESTMENT SECURITIES — 100.0%		2,428,324,288
OTHER ASSETS AND LIABILITIES — 0.0%		(400,733)
TOTAL NET ASSETS — 100.0%		$2,427,923,555

NOTES TO SCHEDULE OF INVESTMENTS
COP	–	Certificates of Participation
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
SBBPA	–	Standby Bond Purchase Agreement
SOFR	–	Secured Overnight Financing Rate
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,475,846,794, which represented 60.8% of total net assets.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

MARCH 31, 2025
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$2,428,324,288
Cash	229,711
Receivable for investments sold	335,000
Receivable for capital shares sold	5,733,872
Interest receivable	11,029,360
2,445,652,231

Liabilities
Payable for investments purchased	10,920,000
Payable for capital shares redeemed	5,576,113
Accrued management fees	1,156,856
Distribution and service fees payable	7,437
Dividends payable	68,270
17,728,676

Net Assets	$2,427,923,555

Net Assets Consist of:
Capital paid in	$2,427,979,135
Distributable earnings (loss)	(55,580)
$2,427,923,555

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$2,394,635,647	2,394,838,019	$1.00
A Class	$31,965,192	31,954,335	$1.00
C Class	$1,322,716	1,322,034	$1.00

See Notes to Financial Statements.
6

Statement of Operations

YEAR ENDED MARCH 31, 2025
Investment Income (Loss)
Income:
Interest	$114,985,140

Expenses:
Management fees	12,703,788
Distribution and service fees:
A Class	70,710
C Class	8,655
Trustees' fees and expenses	136,486
Other expenses	62
12,919,701

Net investment income (loss)	102,065,439

Net realized gain (loss) on investment transactions	7,985

Net Increase (Decrease) in Net Assets Resulting from Operations	$102,073,424

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2025 AND MARCH 31, 2024
Increase (Decrease) in Net Assets	March 31, 2025	March 31, 2024
Operations
Net investment income (loss)	$102,065,439	$99,230,750
Net realized gain (loss)	7,985	99,979
Net increase (decrease) in net assets resulting from operations	102,073,424	99,330,729

Distributions to Shareholders
From earnings:
Investor Class	(100,790,163)	(97,979,014)
A Class	(1,220,444)	(1,189,218)
C Class	(44,072)	(60,271)
Decrease in net assets from distributions	(102,054,679)	(99,228,503)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 4)	294,635,786	201,137,910

Net increase (decrease) in net assets	294,654,531	201,240,136

Net Assets
Beginning of period	2,133,269,024	1,932,028,888
End of period	$2,427,923,555	$2,133,269,024

See Notes to Financial Statements.
8

Notes to Financial Statements

MARCH 31, 2025

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to earn the highest level of current income while preserving the value of your investment.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, A Class and C Class. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. If the valuation designee determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. The fund may purchase a security and at the same time make a commitment to sell the same security at a future settlement date at a specified price. The difference between the purchase price and the sale price of these simultaneous transactions is reflected as interest income.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

9

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.2370% to 0.3500% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class for the period ended March 31, 2025 was 0.57%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended March 31, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended March 31, 2025		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,220,264,858	$1,220,264,858	959,114,985	$959,114,985
Issued in reinvestment of distributions	99,264,300	99,264,300	96,188,502	96,188,502
Redeemed	(1,031,082,077)	(1,031,082,077)	(855,158,950)	(855,158,950)
	288,447,081	288,447,081	200,144,537	200,144,537
A Class
Sold	15,852,267	15,852,267	11,790,692	11,790,692
Issued in reinvestment of distributions	1,219,054	1,219,054	1,179,857	1,179,857
Redeemed	(11,026,072)	(11,026,072)	(11,009,640)	(11,009,640)
	6,045,249	6,045,249	1,960,909	1,960,909
C Class
Sold	572,567	572,567	1,673,256	1,673,256
Issued in reinvestment of distributions	44,038	44,038	59,556	59,556
Redeemed	(473,149)	(473,149)	(2,700,348)	(2,700,348)
	143,456	143,456	(967,536)	(967,536)
Net increase (decrease)	294,635,786	$294,635,786	201,137,910	$201,137,910

10

5. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

6. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Ordinary income	$102,054,679	$99,228,503
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2025, the fund had undistributed ordinary income for federal income tax purposes of $13,007.

As of March 31, 2025, the fund had accumulated short-term capital losses of $(65,931) and accumulated long-term capital losses of $(2,656), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
11

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2025	$1.00	0.05	—(2)	0.05	(0.05)	$1.00	4.67%	0.57%	0.57%	4.56%	4.56%	$2,394,636
2024	$1.00	0.05	—(2)	0.05	(0.05)	$1.00	5.04%	0.58%	0.58%	4.93%	4.93%	$2,106,170
2023	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	2.38%	0.58%	0.58%	2.40%	2.40%	$1,905,924
2022	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.18%	0.58%	0.01%	(0.39)%	$1,707,589
2021	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.10%	0.35%	0.58%	0.09%	(0.14)%	$1,692,242
A Class
2025	$1.00	0.04	—(2)	0.04	(0.04)	$1.00	4.41%	0.82%	0.82%	4.31%	4.31%	$31,965
2024	$1.00	0.05	—(2)	0.05	(0.05)	$1.00	4.78%	0.83%	0.83%	4.68%	4.68%	$25,920
2023	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	2.15%	0.81%	0.83%	2.17%	2.15%	$23,958
2022	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.18%	0.83%	0.01%	(0.64)%	$21,439
2021	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.05%	0.40%	0.83%	0.04%	(0.39)%	$20,022
C Class
2025	$1.00	0.04	—(2)	0.04	(0.04)	$1.00	3.89%	1.32%	1.32%	3.81%	3.81%	$1,323
2024	$1.00	0.04	—(2)	0.04	(0.04)	$1.00	4.25%	1.33%	1.33%	4.18%	4.18%	$1,179
2023	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	1.73%	1.18%	1.33%	1.80%	1.65%	$2,147
2022	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.21%	1.33%	(0.02)%	(1.14)%	$6,818
2021	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.60%	1.33%	(0.16)%	(0.89)%	$2,622

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Prime Money Market Fund and the Board of Trustees of American Century Investment Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Prime Money Market Fund (the “Fund”), one of the funds constituting the American Century Investment Trust, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the period ended March 31, 2021, were audited by other auditors, whose report, dated May 18, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
13

Contact Us	americancentury.com
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Investor Services Representative	1-800-345-2021 or 816-531-5575
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92284 2505

Annual Financial Statements and Other Information

March 31, 2025

Short Duration Fund
Investor Class (ACSNX)
I Class (ASHHX)
A Class (ACSQX)
C Class (ACSKX)
R Class (ACSPX)
R5 Class (ACSUX)
R6 Class (ASDDX)
G Class (ASDOX)

Schedule of Investments

MARCH 31, 2025

	Principal Amount/Shares	Value
CORPORATE BONDS — 45.7%
Aerospace and Defense — 1.2%
Boeing Co., 2.20%, 2/4/26	$3,460,000	$3,385,927
Boeing Co., 6.30%, 5/1/29	3,981,000	4,176,547
RTX Corp., 5.75%, 11/8/26	3,850,000	3,921,790
TransDigm, Inc., 6.75%, 8/15/28(1)	1,842,000	1,871,203
		13,355,467
Automobiles — 3.0%
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	2,000,000	1,998,744
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	3,150,000	3,130,625
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	3,670,000	3,687,330
General Motors Financial Co., Inc., 5.40%, 4/6/26	3,000,000	3,013,394
General Motors Financial Co., Inc., 5.35%, 7/15/27	3,880,000	3,914,034
General Motors Financial Co., Inc., 5.05%, 4/4/28	2,960,000	2,964,017
Hyundai Capital America, 5.95%, 9/21/26(1)	2,600,000	2,646,129
Hyundai Capital America, 4.875%, 11/1/27(1)	3,755,000	3,764,289
Toyota Motor Credit Corp., 4.35%, 10/8/27	4,070,000	4,072,358
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)	2,385,000	2,388,367
Volkswagen Group of America Finance LLC, 6.00%, 11/16/26(1)	3,040,000	3,093,650
		34,672,937
Banks — 7.4%
Banco de Credito del Peru SA, VRN, 3.125%, 7/1/30(1)	2,960,000	2,940,692
Banco Santander SA, VRN, 6.53%, 11/7/27	4,800,000	4,943,845
Banco Santander SA, VRN, 5.37%, 7/15/28	2,400,000	2,435,221
Bank of America Corp., VRN, 5.93%, 9/15/27	9,875,000	10,070,373
Bank of America Corp., VRN, 4.98%, 1/24/29	3,500,000	3,535,937
Bank of Nova Scotia, VRN, 3.625%, 10/27/81	1,890,000	1,736,280
Citibank NA, 4.93%, 8/6/26	2,220,000	2,235,107
Citibank NA, VRN, 4.88%, 11/19/27	3,245,000	3,261,239
Comerica, Inc., VRN, 5.98%, 1/30/30	2,830,000	2,876,653
Danske Bank AS, VRN, 6.26%, 9/22/26(1)	3,383,000	3,407,023
Fifth Third Bank NA, VRN, 4.97%, 1/28/28	1,770,000	1,780,497
First Horizon Bank, 5.75%, 5/1/30	753,000	761,756
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	2,155,000	2,190,232
Goldman Sachs Bank USA, VRN, 5.41%, 5/21/27	2,950,000	2,978,332
HSBC Holdings PLC, VRN, 7.39%, 11/3/28	2,170,000	2,306,635
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28	1,104,000	1,103,099
Morgan Stanley Bank NA, VRN, 5.02%, 1/12/29	4,525,000	4,580,208
National Bank of Canada, VRN, 5.60%, 7/2/27	3,150,000	3,188,986
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27	2,470,000	2,484,477
Royal Bank of Canada, VRN, 4.97%, 1/24/29	3,720,000	3,748,949
Societe Generale SA, VRN, 5.50%, 4/13/29(1)	4,638,000	4,702,756
Standard Chartered PLC, VRN, 5.55%, 1/21/29(1)	2,500,000	2,544,410
Synchrony Bank, 5.40%, 8/22/25	1,912,000	1,914,719
Synchrony Bank, 5.625%, 8/23/27	961,000	975,092
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	4,385,000	4,546,828
U.S. Bancorp, VRN, 5.05%, 2/12/31	1,224,000	1,234,334
U.S. Bank NA, VRN, 4.51%, 10/22/27	3,300,000	3,296,748
Wells Fargo & Co., VRN, 4.90%, 1/24/28	3,145,000	3,163,271
		84,943,699
2

	Principal Amount/Shares	Value
Biotechnology — 0.3%
AbbVie, Inc., 4.80%, 3/15/27	$3,840,000	$3,879,221
Building Products — 0.4%
Standard Industries, Inc., 5.00%, 2/15/27(1)	4,500,000	4,433,278
Capital Markets — 2.7%
Ares Strategic Income Fund, 5.70%, 3/15/28(1)	3,175,000	3,175,858
Bain Capital Specialty Finance, Inc., 5.95%, 3/15/30	1,525,000	1,499,447
Blue Owl Capital Corp., 2.875%, 6/11/28	1,175,000	1,078,800
Blue Owl Credit Income Corp., 6.60%, 9/15/29(1)	1,515,000	1,540,179
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	1,890,000	1,885,627
Citadel Finance LLC, 5.90%, 2/10/30(1)	1,000,000	996,410
Coinbase Global, Inc., 3.375%, 10/1/28(1)	2,505,000	2,263,238
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	1,870,000	1,929,578
Golub Capital Private Credit Fund, 5.875%, 5/1/30(1)	1,079,000	1,068,831
HPS Corporate Lending Fund, 5.45%, 1/14/28(1)	3,540,000	3,525,946
Morgan Stanley, VRN, 6.41%, 11/1/29	2,380,000	2,512,446
Nuveen Churchill Direct Lending Corp., 6.65%, 3/15/30	1,555,000	1,577,528
Oaktree Specialty Lending Corp., 6.34%, 2/27/30	1,244,000	1,239,523
State Street Corp., VRN, 3.03%, 11/1/34	3,615,000	3,292,085
UBS Group AG, VRN, 6.33%, 12/22/27(1)	3,225,000	3,312,788
		30,898,284
Chemicals — 0.1%
Celanese U.S. Holdings LLC, 6.42%, 7/15/27	773,000	786,292
Commercial Services and Supplies — 0.3%
Veralto Corp., 5.50%, 9/18/26	3,080,000	3,118,575
Communications Equipment — 0.2%
Cisco Systems, Inc., 4.55%, 2/24/28	2,462,000	2,483,231
Construction and Engineering — 0.2%
Quanta Services, Inc., 4.75%, 8/9/27	2,426,000	2,431,018
Consumer Finance — 0.9%
Ally Financial, Inc., VRN, 5.54%, 1/17/31	3,028,000	3,013,811
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	908,000	939,919
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	2,880,000	3,019,887
OneMain Finance Corp., 7.125%, 3/15/26	3,175,000	3,223,566
		10,197,183
Containers and Packaging — 0.4%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	1,045,000	1,043,575
Berry Global, Inc., 4.50%, 2/15/26(1)	800,000	795,360
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	1,334,000	1,324,741
Sonoco Products Co., 4.45%, 9/1/26	1,304,000	1,300,216
		4,463,892
Diversified REITs — 1.9%
CubeSmart LP, 4.00%, 11/15/25	6,780,000	6,754,017
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	5,000,000	5,018,970
Highwoods Realty LP, 4.20%, 4/15/29	1,674,000	1,605,492
Kilroy Realty LP, 4.25%, 8/15/29	4,670,000	4,449,372
Piedmont Operating Partnership LP, 9.25%, 7/20/28	1,070,000	1,179,380
Piedmont Operating Partnership LP, 6.875%, 7/15/29	336,000	349,151
Piedmont Operating Partnership LP, 3.15%, 8/15/30	263,000	231,026
Vornado Realty LP, 2.15%, 6/1/26	2,722,000	2,626,036
		22,213,444
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 7.30%, 8/15/26	2,015,000	2,078,936
Frontier Communications Holdings LLC, 6.00%, 1/15/30(1)	3,000,000	3,008,961
3

	Principal Amount/Shares	Value
Sprint Capital Corp., 6.875%, 11/15/28	$986,000	$1,052,961
		6,140,858
Electric Utilities — 2.3%
Duke Energy Corp., 4.30%, 3/15/28	4,040,000	4,015,747
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	2,485,000	2,499,148
Evergy Kansas Central, Inc., 4.70%, 3/13/28	1,284,000	1,288,856
FirstEnergy Corp., 3.90%, 7/15/27	4,055,000	3,988,334
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	953,000	948,974
Monongahela Power Co., 3.55%, 5/15/27(1)	5,272,000	5,154,464
NextEra Energy Capital Holdings, Inc., 4.85%, 2/4/28	1,170,000	1,184,059
Southern Co., Seires B, VRN, 4.00%, 1/15/51	3,320,000	3,285,694
Xcel Energy, Inc., 4.75%, 3/21/28	4,100,000	4,116,463
		26,481,739
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.05%, 2/15/26	4,380,000	4,413,962
Entertainment — 0.2%
Take-Two Interactive Software, Inc., 5.40%, 6/12/29	1,530,000	1,568,705
Warnermedia Holdings, Inc., 3.76%, 3/15/27	1,028,000	1,002,993
		2,571,698
Financial Services — 1.5%
Antares Holdings LP, 2.75%, 1/15/27(1)	1,091,000	1,038,925
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	4,665,000	4,707,727
Essent Group Ltd., 6.25%, 7/1/29	2,450,000	2,524,982
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	2,738,000	2,659,553
NMI Holdings, Inc., 6.00%, 8/15/29	2,305,000	2,336,567
PayPal Holdings, Inc., 4.45%, 3/6/28	3,505,000	3,519,189
		16,786,943
Food Products — 0.5%
Mars, Inc., 4.60%, 3/1/28(1)	5,103,000	5,124,474
Ground Transportation — 0.4%
AerCap Global Aviation Trust, VRN, 6.50%, 6/15/45(1)	3,050,000	3,051,240
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27(1)	1,652,000	1,669,493
		4,720,733
Health Care Equipment and Supplies — 0.5%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	2,329,000	2,361,557
Solventum Corp., 5.45%, 2/25/27	2,820,000	2,861,463
		5,223,020
Health Care Providers and Services — 2.9%
Cardinal Health, Inc., 4.70%, 11/15/26	4,480,000	4,500,123
Centene Corp., 4.25%, 12/15/27	3,370,000	3,291,031
CVS Health Corp., 5.00%, 2/20/26	5,000,000	5,011,133
HCA, Inc., 5.25%, 6/15/26	5,000,000	5,015,256
HCA, Inc., 5.20%, 6/1/28	1,345,000	1,361,775
Icon Investments Six DAC, 5.81%, 5/8/27	3,280,000	3,349,510
IQVIA, Inc., 5.00%, 5/15/27(1)	3,000,000	2,959,853
IQVIA, Inc., 5.70%, 5/15/28	1,294,000	1,318,347
Tenet Healthcare Corp., 6.25%, 2/1/27	3,000,000	3,003,738
Universal Health Services, Inc., 1.65%, 9/1/26	3,922,000	3,755,033
		33,565,799
Hotels, Restaurants and Leisure — 0.7%
Hyatt Hotels Corp., 5.75%, 1/30/27	857,000	872,120
Hyatt Hotels Corp., 5.05%, 3/30/28	2,850,000	2,863,553
Marriott International, Inc., 5.45%, 9/15/26	4,000,000	4,045,304
		7,780,977
4

	Principal Amount/Shares	Value
Household Durables — 0.2%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	$2,205,000	$2,201,734
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp., 1.375%, 1/15/26	3,245,000	3,156,424
Industrial Conglomerates — 0.2%
Honeywell International, Inc., 4.65%, 7/30/27	2,430,000	2,446,989
Industrial REITs — 0.2%
LXP Industrial Trust, 6.75%, 11/15/28	2,040,000	2,159,005
Insurance — 2.8%
Arthur J Gallagher & Co., 4.60%, 12/15/27	3,140,000	3,147,776
Athene Global Funding, 5.68%, 2/23/26(1)	4,015,000	4,056,294
Athene Global Funding, 5.62%, 5/8/26(1)	3,900,000	3,941,594
Athene Global Funding, 5.35%, 7/9/27(1)	732,000	742,101
CNO Global Funding, 5.875%, 6/4/27(1)	2,510,000	2,575,233
F&G Annuities & Life, Inc., 6.50%, 6/4/29	3,610,000	3,677,148
GA Global Funding Trust, 2.25%, 1/6/27(1)	4,400,000	4,219,879
GA Global Funding Trust, 4.40%, 9/23/27(1)	3,420,000	3,400,671
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	1,530,000	1,479,287
Prudential Financial, Inc., VRN, 5.375%, 5/15/45	5,190,000	5,184,429
		32,424,412
IT Services — 0.3%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	1,212,000	1,255,943
Kyndryl Holdings, Inc., 2.70%, 10/15/28	1,874,000	1,741,241
		2,997,184
Life Sciences Tools and Services — 1.0%
Illumina, Inc., 5.80%, 12/12/25	4,200,000	4,230,335
Illumina, Inc., 4.65%, 9/9/26	2,716,000	2,714,357
Thermo Fisher Scientific, Inc., 5.00%, 12/5/26	4,600,000	4,647,613
		11,592,305
Machinery — 0.6%
CNH Industrial Capital LLC, 3.95%, 5/23/25	4,543,000	4,537,210
CNH Industrial Capital LLC, 4.75%, 3/21/28	2,335,000	2,339,518
		6,876,728
Media — 1.5%
Fox Corp., 3.05%, 4/7/25	3,500,000	3,499,378
Lamar Media Corp., 3.75%, 2/15/28	3,065,000	2,919,178
Nexstar Media, Inc., 5.625%, 7/15/27(1)	2,320,000	2,287,420
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	3,500,000	3,394,190
TEGNA, Inc., 4.75%, 3/15/26(1)	4,740,000	4,685,651
		16,785,817
Metals and Mining — 0.3%
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29(1)	3,330,000	3,052,877
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	4,999,000	4,987,640
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	2,350,000	2,290,435
		7,278,075
Multi-Utilities — 0.9%
Ameren Corp., 5.70%, 12/1/26	2,310,000	2,351,649
Sempra, 3.30%, 4/1/25	3,006,000	3,006,000
WEC Energy Group, Inc., 4.75%, 1/9/26	5,000,000	5,002,229
		10,359,878
Oil, Gas and Consumable Fuels — 2.2%
Diamondback Energy, Inc., 5.20%, 4/18/27	4,580,000	4,637,339
Enbridge, Inc., 5.90%, 11/15/26	3,000,000	3,061,211
5

	Principal Amount/Shares	Value
Enbridge, Inc., VRN, 6.00%, 1/15/77	$3,095,000	$3,058,811
Energy Transfer LP, 5.625%, 5/1/27(1)	3,370,000	3,368,587
Expand Energy Corp., 6.75%, 4/15/29(1)	3,290,000	3,333,521
Petroleos Mexicanos, 4.50%, 1/23/26	1,444,000	1,415,067
Petroleos Mexicanos, 6.49%, 1/23/27	1,299,000	1,273,520
Petroleos Mexicanos, 6.50%, 3/13/27	2,976,000	2,913,448
Williams Cos., Inc., 5.40%, 3/2/26	2,000,000	2,014,382
		25,075,886
Passenger Airlines — 1.1%
Air Canada, 3.875%, 8/15/26(1)	5,861,000	5,735,760
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	2,416,788	2,412,004
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	474,000	472,400
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	4,207,420	4,228,184
		12,848,348
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co., 4.90%, 2/22/27	2,260,000	2,288,939
Zoetis, Inc., 5.40%, 11/14/25	4,167,000	4,183,629
		6,472,568
Semiconductors and Semiconductor Equipment — 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	3,415,000	3,378,272
Broadcom, Inc., 4.80%, 4/15/28	3,385,000	3,410,581
Intel Corp., 4.875%, 2/10/26	3,730,000	3,735,546
ON Semiconductor Corp., 3.875%, 9/1/28(1)	2,816,000	2,639,146
		13,163,545
Software — 0.7%
AppLovin Corp., 5.125%, 12/1/29	3,745,000	3,760,749
Oracle Corp., 4.80%, 8/3/28	2,990,000	3,015,015
Synopsys, Inc., 4.65%, 4/1/28	1,705,000	1,715,211
		8,490,975
Specialized REITs — 0.9%
EPR Properties, 4.50%, 6/1/27	2,850,000	2,812,837
VICI Properties LP, 4.375%, 5/15/25	7,000,000	7,004,528
		9,817,365
Specialty Retail — 0.8%
Home Depot, Inc., 5.15%, 6/25/26	6,825,000	6,901,333
Lowe's Cos., Inc., 3.10%, 5/3/27	2,330,000	2,266,569
		9,167,902
Technology Hardware, Storage and Peripherals — 0.3%
Dell International LLC/EMC Corp., 4.75%, 4/1/28(2)	1,313,000	1,319,298
Hewlett Packard Enterprise Co., 4.40%, 9/25/27	1,932,000	1,926,535
		3,245,833
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.95%, 2/15/29(1)	1,340,000	1,378,559
TOTAL CORPORATE BONDS (Cost $518,317,173)		521,679,133
COLLATERALIZED MORTGAGE OBLIGATIONS — 20.5%
Private Sponsor Collateralized Mortgage Obligations — 7.5%
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, SEQ, VRN, 4.50%, 11/25/48(1)	93,083	92,851
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(1)	860,257	774,902
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(1)	681,037	612,891
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A2, SEQ, 3.08%, 7/25/49(1)	354,398	344,543
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(1)	3,752,320	3,774,241
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4, SEQ, VRN, 6.00%, 2/25/55(1)	3,702,872	3,722,923
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	2,966,476	2,959,267
6

	Principal Amount/Shares	Value
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	$4,300,204	$4,285,210
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	1,905,669	1,900,986
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	540	529
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	6,082,955	6,067,816
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 3.51%, 2/25/50(1)	432,989	412,211
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A1, SEQ, VRN, 1.17%, 7/25/66(1)	808,847	669,968
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(1)	3,105,535	2,863,409
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.68%, 10/25/29(1)	45,988	44,887
JP Morgan Mortgage Trust, Series 2019-5, Class A15, VRN, 4.00%, 11/25/49(1)	274,929	259,301
JP Morgan Mortgage Trust, Series 2020-5, Class A15, VRN, 3.00%, 12/25/50(1)	2,658,799	2,250,869
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	3,740,139	3,726,825
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	2,885,605	2,879,183
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(1)	5,459,483	5,492,270
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)	2,324,560	2,336,496
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	2,783,302	2,792,069
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(1)	3,189,813	3,182,079
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	3,190,924	3,220,326
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(1)	2,609,986	2,639,580
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(1)	5,088,231	5,070,237
Provident Funding Mortgage Trust, Series 2025-1, Class A3, VRN, 5.50%, 2/25/55(1)	5,518,125	5,512,602
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	1,409,752	1,406,997
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, SEQ, VRN, 6.31%, 3/25/54(1)	3,211,395	3,236,969
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	1,665,204	1,661,447
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	2,188,327	2,180,534
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	3,463,212	3,450,814
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.78%, 3/25/64(1)	4,161,952	4,204,668
Verus Securitization Trust, Series 2019-INV3, Class A3, SEQ, VRN, 4.10%, 11/25/59(1)	1,550,940	1,532,507
		85,562,407
U.S. Government Agency Collateralized Mortgage Obligations — 13.0%
FHLMC, Series 2021-DNA7, Class M1, VRN, 5.19%, (30-day average SOFR plus 0.85%), 11/25/41(1)	2,301,530	2,298,904
FHLMC, Series 2022-DNA3, Class M1A, VRN, 6.34%, (30-day average SOFR plus 2.00%), 4/25/42(1)	1,462,964	1,474,212
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.49%, (30-day average SOFR plus 2.15%), 9/25/42(1)	1,225,957	1,236,762
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.34%, (30-day average SOFR plus 2.00%), 6/25/43(1)	2,330,755	2,341,734
FHLMC, Series K048, Class A2, SEQ, VRN, 3.28%, 6/25/25	1,923,712	1,916,062
FHLMC, Series K049, Class A2, SEQ, 3.01%, 7/25/25	7,592,070	7,550,085
FHLMC, Series K059, Class A2, VRN, 3.12%, 9/25/26	6,678,000	6,567,917
FHLMC, Series K064, Class A2, SEQ, 3.22%, 3/25/27	10,389,000	10,195,893
FHLMC, Series K065, Class AM, SEQ, 3.33%, 5/25/27	13,100,000	12,847,803
FHLMC, Series K068, Class A2, SEQ, 3.24%, 8/25/27	6,863,587	6,717,577
FHLMC, Series K071, Class A2, SEQ, 3.29%, 11/25/27	7,000,000	6,834,118
FHLMC, Series K073, Class A2, SEQ, 3.35%, 1/25/28	13,766,000	13,448,311
FHLMC, Series K733, Class A2, SEQ, 3.75%, 8/25/25	11,087,526	11,033,932
FHLMC, Series K734, Class A2, SEQ, 3.21%, 2/25/26	11,661,170	11,551,742
FHLMC, Series K736, Class A2, SEQ, 2.28%, 7/25/26	12,831,908	12,521,378
FHLMC, Series KC02, Class A2, SEQ, 3.37%, 7/25/25	5,029,127	5,006,685
FHLMC, Series KPLB, Class A, SEQ, 2.77%, 5/25/25	18,950,000	18,864,575
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	4,979,695	4,866,479
FNMA, Series 2006-60, Class KF, VRN, 4.75%, (30-day average SOFR plus 0.41%), 7/25/36	230,099	228,281
FNMA, Series 2009-33, Class FB, VRN, 5.27%, (30-day average SOFR plus 0.93%), 3/25/37	236,661	238,045
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	7,976,546	1,413,030
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	4,852,918	768,820
FNMA, Series 2022-R03, Class 1M1, VRN, 6.44%, (30-day average SOFR plus 2.10%), 3/25/42(1)	1,244,869	1,263,839
FNMA, Series 2022-R09, Class 2M1, VRN, 6.84%, (30-day average SOFR plus 2.50%), 9/25/42(1)	1,200,059	1,218,018
FNMA, Series 2023-R04, Class 1M1, VRN, 6.64%, (30-day average SOFR plus 2.30%), 5/25/43(1)	2,126,578	2,166,653
7

	Principal Amount/Shares	Value
FNMA, Series 2024-R02, Class 1M1, VRN, 5.44%, (30-day average SOFR plus 1.10%), 2/25/44(1)	$1,994,530	$1,992,510
FNMA, Series 2024-R03, Class 2M1, VRN, 5.49%, (30-day average SOFR plus 1.15%), 3/25/44(1)	1,707,551	1,705,836
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	2,615,875	369,881
		148,639,082
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $232,666,887)		234,201,489
CONVERTIBLE PREFERRED SECURITIES — 7.7%
Banks — 6.6%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	3,860,000	3,919,405
Banco Bilbao Vizcaya Argentaria SA, 6.125%	3,000,000	2,890,521
Banco Santander SA, 4.75%	5,000,000	4,805,476
Barclays PLC, 6.125%	4,990,000	4,992,384
BNP Paribas SA, 4.625%(1)	5,169,000	4,971,666
Credit Agricole SA, 8.125%(1)	3,825,000	3,893,879
Danske Bank AS, 4.375%	4,648,000	4,543,034
HSBC Holdings PLC, 6.00%	3,250,000	3,236,690
ING Groep NV, 5.75%	4,980,000	4,944,980
Intesa Sanpaolo SpA, 7.70%(1)	6,330,000	6,338,270
Lloyds Banking Group PLC, 7.50%	5,000,000	5,029,460
Macquarie Bank Ltd., 6.125%(1)	3,122,000	3,141,144
NatWest Group PLC, 6.00%	2,700,000	2,702,421
Nordea Bank Abp, 6.625%(1)	5,700,000	5,731,607
Skandinaviska Enskilda Banken AB, 6.875%	3,200,000	3,250,000
Societe Generale SA, 4.75%(1)	6,550,000	6,363,076
Standard Chartered PLC, 6.00%(1)	4,600,000	4,605,080
		75,359,093
Capital Markets — 0.9%
Deutsche Bank AG, 6.00%	5,200,000	5,154,691
UBS Group AG, 5.125%	4,963,000	4,929,959
		10,084,650
Insurance — 0.2%
Allianz SE, 3.50%(1)	3,000,000	2,902,747
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $87,922,609)		88,346,490
U.S. TREASURY SECURITIES — 7.7%
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29(3)	$2,567,600	2,644,310
U.S. Treasury Notes, 0.875%, 9/30/26(3)	1,000,000	955,684
U.S. Treasury Notes, 4.25%, 2/15/28	62,000,000	62,617,578
U.S. Treasury Notes, 3.875%, 3/15/28	10,000,000	9,998,828
U.S. Treasury Notes, 4.00%, 6/30/28	11,000,000	11,038,457
TOTAL U.S. TREASURY SECURITIES (Cost $86,557,186)		87,254,857
COLLATERALIZED LOAN OBLIGATIONS — 5.6%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.78%, (1-month SOFR plus 1.46%), 11/15/36(1)	1,785,339	1,784,385
ARES LII CLO Ltd., Series 2019-52A, Class CRR, VRN, 5.85%, (3-month SOFR plus 1.55%), 4/22/31(1)	2,400,000	2,407,545
Barings CLO Ltd., Series 2020-1A, Class BR2, VRN, 5.95%, (3-month SOFR plus 1.65%), 1/15/38(1)	2,625,000	2,623,267
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 5.57%, (3-month SOFR plus 1.28%), 4/20/31(1)	427,035	426,823
BlackRock Rainier CLO VI Ltd., Series 2021-6A, Class A, VRN, 6.25%, (3-month SOFR plus 1.96%), 4/20/33(1)	3,000,000	3,004,861
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 6.78%, (3-month SOFR plus 2.46%), 8/14/30(1)	2,150,000	2,154,860
Carlyle U.S. CLO Ltd., Series 2021-2A, Class B1R, VRN, 5.87%, (3-month SOFR plus 1.55%), 4/20/38(1)	1,225,000	1,217,639
Dryden 68 CLO Ltd., Series 2019-68A, Class BRR, VRN, 5.85%, (3-month SOFR plus 1.55%), 7/15/35(1)	3,550,000	3,527,707
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 6.45%, (3-month SOFR plus 2.16%), 1/20/30(1)	5,500,000	5,512,097
Madison Park Funding LXVIII Ltd., Series 2024-68A, Class B, VRN, 5.95%, (3-month SOFR plus 1.65%), 1/20/38(1)	3,075,000	3,077,607
8

	Principal Amount/Shares	Value
Madison Park Funding XXII Ltd., Series 2016-22A, Class CR2, VRN, 6.23%, (3-month SOFR plus 1.95%), 1/15/38(1)	$6,250,000	$6,243,752
Madison Park Funding XXIV Ltd., Series 2016-24A, Class AR2, VRN, 5.41%, (3-month SOFR plus 1.12%), 10/20/29(1)	1,309,365	1,308,306
Magnetite XLI Ltd., Series 2024-41A, Class B, VRN, 5.91%, (3-month SOFR plus 1.60%), 1/25/38(1)	3,475,000	3,471,029
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 6.09%, (3-month SOFR plus 1.78%), 1/25/38(1)	1,400,000	1,402,585
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class BR, VRN, 6.17%, (3-month SOFR plus 1.40%), 7/16/36(1)	1,450,000	1,445,121
Palmer Square CLO Ltd., Series 2024-4A, Class A2, VRN, 5.83%, (3-month SOFR plus 1.50%), 1/15/38(1)	1,825,000	1,830,845
Palmer Square Loan Funding Ltd., Series 2021-3A, Class B, VRN, 6.30%, (3-month SOFR plus 2.01%), 7/20/29(1)	4,250,000	4,251,818
Palmer Square Loan Funding Ltd., Series 2025-1A, Class A2, VRN, 5.52%, (3-month SOFR plus 1.20%), 2/15/33(1)	1,550,000	1,550,000
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 6.09%, (3-month SOFR plus 1.80%), 10/20/34(1)	5,700,000	5,697,205
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 5.70%, (3-month SOFR plus 1.41%), 10/18/31(1)	980,388	981,586
Wellfleet CLO Ltd., Series 2015-1A, Class CR4, VRN, 6.65%, (3-month SOFR plus 2.36%), 7/20/29(1)	9,972,141	9,978,786
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $63,838,973)		63,897,824
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.0%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 6.59%, (1-month SOFR plus 2.27%), 11/15/34(1)(4)(5)	4,370,000	45,954
Extended Stay America Trust, Series 2021-ESH, Class A, VRN, 5.51%, (1-month SOFR plus 1.19%), 7/15/38(1)	3,178,772	3,177,899
FREMF Mortgage Trust, Series 2016-K54, Class B, VRN, 4.07%, 4/25/48(1)	15,773,000	15,619,060
FREMF Mortgage Trust, Series 2016-K55, Class B, VRN, 4.17%, 4/25/49(1)	11,009,000	10,924,483
FREMF Mortgage Trust, Series 2017-K69, Class B, VRN, 3.73%, 10/25/49(1)	4,920,000	4,799,459
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	3,575,000	3,321,946
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	3,533,000	3,214,742
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3, SEQ, 3.57%, 9/15/58	1,422,417	1,417,970
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A3, SEQ, 3.45%, 12/15/48	2,981,325	2,962,008
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $49,865,861)		45,483,521
ASSET-BACKED SECURITIES — 3.8%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	3,545,000	3,394,719
Chesapeake Funding II LLC, Series 2024-1A, Class A1, SEQ, 5.52%, 5/15/36(1)	3,735,838	3,777,724
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	4,000,000	3,820,366
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	278,897	259,687
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	225,840	225,255
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	388,467	380,329
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	5,000,000	4,577,638
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(1)	3,850,722	3,874,855
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(1)	1,601,966	1,616,296
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	1,465,167	1,485,480
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(1)	2,305,635	2,327,956
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, SEQ, 3.81%, 4/20/45(1)	1,303,364	1,301,417
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, SEQ, 5.71%, 2/16/27	349,698	349,845
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, SEQ, 5.52%, 1/20/32(1)	2,675,000	2,727,010
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)	252,390	246,220
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 5.85%, 1/25/64(1)	2,986,440	2,998,684
Tricon American Homes Trust, Series 2020-SFR2, Class C, 2.03%, 11/17/39(1)	1,800,000	1,674,882
Verdant Receivables LLC, Series 2024-1A, Class A2, SEQ, 5.68%, 12/12/31(1)	4,470,283	4,543,165
Westlake Automobile Receivables Trust, Series 2024-1A, Class A3, SEQ, 5.44%, 5/17/27(1)	4,075,000	4,088,941
TOTAL ASSET-BACKED SECURITIES (Cost $43,356,052)		43,670,469
PREFERRED SECURITIES — 3.7%
Banks — 2.3%
Bank of Nova Scotia, 4.90%	3,350,000	3,335,483
Citigroup, Inc., 3.875%	2,785,000	2,727,572
Citigroup, Inc., 4.00%	1,412,000	1,393,589
Citizens Financial Group, Inc., 5.65%	3,145,000	3,129,233
9

	Principal Amount/Shares	Value
Comerica, Inc., 5.625%	2,680,000	$2,670,005
Fifth Third Bancorp, 4.50%	3,195,000	3,173,870
M&T Bank Corp., 5.125%	128,000	126,999
Regions Financial Corp., 5.75%	6,090,000	6,071,612
Wells Fargo & Co., 5.875%	3,405,000	3,406,908
		26,035,271
Capital Markets — 0.4%
Charles Schwab Corp., 4.00%	2,325,000	2,269,166
Goldman Sachs Group, Inc., 7.38%	2,313,000	2,328,266
		4,597,432
Consumer Finance — 0.1%
American Express Co., 3.55%	1,450,000	1,403,937
Electric Utilities — 0.2%
Edison International, 5.375%	2,386,000	2,289,500
Insurance — 0.2%
Markel Group, Inc., 6.00%	2,885,000	2,872,791
Multi-Utilities — 0.2%
Sempra, 4.875%	2,325,000	2,308,572
Oil, Gas and Consumable Fuels — 0.3%
Energy Transfer LP, 6.75%	2,863,000	2,873,405
TOTAL PREFERRED SECURITIES (Cost $42,358,879)		42,380,908
EXCHANGE-TRADED FUNDS — 1.0%
Invesco Senior Loan ETF	277,500	5,744,250
SPDR Blackstone Senior Loan ETF	140,400	5,774,652
TOTAL EXCHANGE-TRADED FUNDS (Cost $11,751,670)		11,518,902
BANK LOAN OBLIGATIONS(6) — 0.1%
Aerospace and Defense — 0.1%
TransDigm, Inc., 2024 Term Loan I, 7.05%, (3-month SOFR plus 2.75%), 8/24/28 (Cost $1,000,514)	$994,975	995,806
SHORT-TERM INVESTMENTS — 0.4%
Commercial Paper(7) — 0.4%
Overwatch Alpha Funding LLC, 4.45%, 4/1/25 (LOC: Bank of Nova Scotia)(1)	4,900,000	4,899,410
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	169,046	169,046
TOTAL SHORT-TERM INVESTMENTS (Cost $5,069,046)		5,068,456
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,142,704,850)		1,144,497,855
OTHER ASSETS AND LIABILITIES — (0.2)%		(2,738,841)
TOTAL NET ASSETS — 100.0%		$1,141,759,014

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1,581	June 2025	$327,538,736	$579,224
^Amount represents value and unrealized appreciation (depreciation).

10

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	609	June 2025	$65,867,157	$(254,680)
U.S. Treasury 10-Year Notes	31	June 2025	3,447,781	(22,170)
U.S. Treasury 10-Year Ultra Notes	1	June 2025	114,125	(455)
			$69,429,063	$(277,305)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
LOC	–	Letter of Credit
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $452,423,081, which represented 39.6% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $1,924,617.
(4)Security is in default.
(5)Non-income producing.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
11

Statement of Assets and Liabilities

MARCH 31, 2025
Assets
Investment securities, at value (cost of $1,142,704,850)	$1,144,497,855
Cash	40,520
Receivable for investments sold	10,151,834
Receivable for capital shares sold	427,374
Interest and dividends receivable	10,315,127
1,165,432,710

Liabilities
Payable for investments purchased	13,533,831
Payable for capital shares redeemed	9,820,250
Payable for variation margin on futures contracts	3,872
Accrued management fees	225,932
Distribution and service fees payable	5,931
Dividends payable	83,880
23,673,696

Net Assets	$1,141,759,014

Net Assets Consist of:
Capital paid in	$1,243,819,686
Distributable earnings (loss)	(102,060,672)
$1,141,759,014

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$291,091,515	29,669,390	$9.81
I Class	$144,759,192	14,756,957	$9.81
A Class	$16,853,884	1,718,473	$9.81
C Class	$2,407,022	245,242	$9.81
R Class	$623,337	63,503	$9.82
R5 Class	$10,874,652	1,108,580	$9.81
R6 Class	$72,054,729	7,351,857	$9.80
G Class	$603,094,683	61,524,253	$9.80
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.04 (net asset value divided by 0.9775). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
12

Statement of Operations

YEAR ENDED MARCH 31, 2025
Investment Income (Loss)
Income:
Interest	$65,594,004
Dividends	328,942
65,922,946

Expenses:
Management fees	5,023,814
Distribution and service fees:
A Class	47,409
C Class	22,047
R Class	3,251
Trustees' fees and expenses	78,249
Other expenses	4,717
5,179,487
Fees waived - G Class	(2,085,722)
3,093,765

Net investment income (loss)	62,829,181

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,451,106
Futures contract transactions	(2,020,569)
4,430,537

Change in net unrealized appreciation (depreciation) on:
Investments	6,121,108
Futures contracts	636,821
6,757,929

Net realized and unrealized gain (loss)	11,188,466

Net Increase (Decrease) in Net Assets Resulting from Operations	$74,017,647

See Notes to Financial Statements.
13

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2025 AND MARCH 31, 2024
Increase (Decrease) in Net Assets	March 31, 2025	March 31, 2024
Operations
Net investment income (loss)	$62,829,181	$62,473,136
Net realized gain (loss)	4,430,537	(37,202,263)
Change in net unrealized appreciation (depreciation)	6,757,929	26,254,705
Net increase (decrease) in net assets resulting from operations	74,017,647	51,525,578

Distributions to Shareholders
From earnings:
Investor Class	(15,714,917)	(15,256,512)
I Class	(7,050,886)	(8,517,316)
A Class	(838,930)	(843,661)
C Class	(80,960)	(64,690)
R Class	(27,168)	(20,746)
R5 Class	(530,193)	(556,964)
R6 Class	(3,591,635)	(2,927,398)
G Class	(35,436,155)	(34,127,357)
Decrease in net assets from distributions	(63,270,844)	(62,314,644)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(227,678,996)	2,000,017

Net increase (decrease) in net assets	(216,932,193)	(8,789,049)

Net Assets
Beginning of period	1,358,691,207	1,367,480,256
End of period	$1,141,759,014	$1,358,691,207

See Notes to Financial Statements.
14

Notes to Financial Statements

MARCH 31, 2025

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

15

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 49% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

16

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended March 31, 2025 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class		0.2500% to 0.3100%	0.55%
I Class		0.1500% to 0.2100%	0.45%
A Class		0.2500% to 0.3100%	0.55%
C Class	0.2625% to 0.3800%	0.2500% to 0.3100%	0.55%
R Class		0.2500% to 0.3100%	0.55%
R5 Class		0.0500% to 0.1100%	0.35%
R6 Class		0.0000% to 0.0600%	0.30%
G Class		0.0000% to 0.0600%	0.00%(1)
(1)Effective annual management fee before waiver was 0.30%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended March 31, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended March 31, 2025 totaled $3,325,975,769, of which $2,271,035,988 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended March 31, 2025 totaled $3,531,251,492, of which $2,734,743,219 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended March 31, 2025		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,393,358	$23,425,108	5,206,381	$50,589,046
Issued in reinvestment of distributions	1,577,864	15,435,473	1,542,685	14,968,228
Redeemed	(11,784,235)	(115,433,577)	(5,383,745)	(52,181,502)
	(7,813,013)	(76,572,996)	1,365,321	13,375,772
I Class
Sold	5,042,531	49,346,094	7,157,459	69,467,596
Issued in reinvestment of distributions	673,004	6,582,833	833,264	8,083,467
Redeemed	(8,230,397)	(80,286,375)	(12,727,346)	(123,408,083)
	(2,514,862)	(24,357,448)	(4,736,623)	(45,857,020)
A Class
Sold	324,456	3,172,057	522,624	5,076,360
Issued in reinvestment of distributions	63,621	622,080	63,700	617,733
Redeemed	(795,750)	(7,805,687)	(506,958)	(4,909,131)
	(407,673)	(4,011,550)	79,366	784,962
C Class
Sold	177,493	1,735,001	27,498	266,776
Issued in reinvestment of distributions	7,209	70,599	5,901	57,254
Redeemed	(101,398)	(990,931)	(147,229)	(1,430,355)
	83,304	814,669	(113,830)	(1,106,325)
R Class
Sold	38,917	381,361	52,191	508,919
Issued in reinvestment of distributions	2,711	26,547	2,112	20,504
Redeemed	(48,631)	(474,546)	(52,012)	(504,942)
	(7,003)	(66,638)	2,291	24,481
R5 Class
Sold	270,608	2,649,119	499,691	4,844,903
Issued in reinvestment of distributions	54,158	529,605	57,432	556,960
Redeemed	(415,014)	(4,065,531)	(487,027)	(4,728,547)
	(90,248)	(886,807)	70,096	673,316
R6 Class
Sold	1,875,664	18,417,300	2,318,682	22,411,069
Issued in reinvestment of distributions	367,048	3,587,567	301,666	2,924,362
Redeemed	(2,357,628)	(23,088,801)	(1,143,640)	(11,048,537)
	(114,916)	(1,083,934)	1,476,708	14,286,894
G Class
Sold	3,249,077	31,814,266	7,260,724	70,580,936
Issued in reinvestment of distributions	3,625,575	35,436,155	3,520,887	34,127,357
Redeemed	(19,319,050)	(188,764,713)	(8,776,630)	(84,890,356)
	(12,444,398)	(121,514,292)	2,004,981	19,817,937
Net increase (decrease)	(23,308,809)	$(227,678,996)	148,310	$2,000,017

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in
18

local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$521,679,133	—
Collateralized Mortgage Obligations	—	234,201,489	—
Convertible Preferred Securities	—	88,346,490	—
U.S. Treasury Securities	—	87,254,857	—
Collateralized Loan Obligations	—	63,897,824	—
Commercial Mortgage-Backed Securities	—	45,483,521	—
Asset-Backed Securities	—	43,670,469	—
Preferred Securities	—	42,380,908	—
Exchange-Traded Funds	$11,518,902	—	—
Bank Loan Obligations	—	995,806	—
Short-Term Investments	169,046	4,899,410	—
	$11,687,948	$1,132,809,907	—
Other Financial Instruments
Futures Contracts	$579,224	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$277,305	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $297,684,143 futures contracts purchased and $79,773,134 futures contracts sold.

The value of interest rate risk derivative instruments as of March 31, 2025, is disclosed on the Statement of Assets and Liabilities as a liability of $3,872 in payable for variation margin on futures contracts.* For the year ended March 31, 2025, the effect of interest rate risk derivative instruments on the Statement of Operations was $(2,020,569) in net realized gain (loss) on futures contract transactions and $636,821 in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
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9. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Ordinary income	$63,270,844	$62,314,644
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$1,142,676,218
Gross tax appreciation of investments	$9,362,383
Gross tax depreciation of investments	(7,540,746)
Net tax appreciation (depreciation) of investments	1,821,637
Net tax appreciation (depreciation) on derivatives	11
Net tax appreciation (depreciation)	$1,821,648
Other book-to-tax adjustments	$(523,972)
Undistributed ordinary income	$157,716
Accumulated short-term capital losses	$(43,353,769)
Accumulated long-term capital losses	$(60,162,295)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization for tax purposes of unrealized gain (losses) on futures contracts. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025	$9.73	0.45	0.09	0.54	(0.46)	—	(0.46)	$9.81	5.63%	0.56%	0.56%	4.63%	4.63%	272%	$291,092
2024	$9.80	0.41	(0.07)	0.34	(0.41)	—	(0.41)	$9.73	3.58%	0.57%	0.58%	4.23%	4.22%	310%	$364,613
2023	$10.06	0.27	(0.27)	—	(0.26)	—	(0.26)	$9.80	0.00%	0.58%	0.59%	2.68%	2.67%	187%	$353,985
2022	$10.47	0.14	(0.36)	(0.22)	(0.15)	(0.04)	(0.19)	$10.06	(2.13)%	0.58%	0.58%	1.31%	1.31%	178%	$388,521
2021	$10.05	0.11	0.45	0.56	(0.14)	—	(0.14)	$10.47	5.62%	0.59%	0.59%	1.03%	1.03%	183%	$383,653
I Class
2025	$9.73	0.46	0.09	0.55	(0.47)	—	(0.47)	$9.81	5.73%	0.46%	0.46%	4.73%	4.73%	272%	$144,759
2024	$9.80	0.42	(0.07)	0.35	(0.42)	—	(0.42)	$9.73	3.68%	0.47%	0.48%	4.33%	4.32%	310%	$167,986
2023	$10.06	0.28	(0.27)	0.01	(0.27)	—	(0.27)	$9.80	0.10%	0.48%	0.49%	2.78%	2.77%	187%	$215,665
2022	$10.47	0.15	(0.36)	(0.21)	(0.16)	(0.04)	(0.20)	$10.06	(2.03)%	0.48%	0.48%	1.41%	1.41%	178%	$242,736
2021	$10.05	0.13	0.44	0.57	(0.15)	—	(0.15)	$10.47	5.73%	0.49%	0.49%	1.13%	1.13%	183%	$172,271
A Class
2025	$9.72	0.43	0.09	0.52	(0.43)	—	(0.43)	$9.81	5.47%	0.81%	0.81%	4.38%	4.38%	272%	$16,854
2024	$9.80	0.39	(0.08)	0.31	(0.39)	—	(0.39)	$9.72	3.22%	0.82%	0.83%	3.98%	3.97%	310%	$20,676
2023	$10.05	0.24	(0.26)	(0.02)	(0.23)	—	(0.23)	$9.80	(0.15)%	0.83%	0.84%	2.43%	2.42%	187%	$20,055
2022	$10.46	0.11	(0.35)	(0.24)	(0.13)	(0.04)	(0.17)	$10.05	(2.38)%	0.83%	0.83%	1.06%	1.06%	178%	$21,270
2021	$10.05	0.09	0.44	0.53	(0.12)	—	(0.12)	$10.46	5.26%	0.84%	0.84%	0.78%	0.78%	183%	$23,393
C Class
2025	$9.73	0.36	0.08	0.44	(0.36)	—	(0.36)	$9.81	4.58%	1.56%	1.56%	3.63%	3.63%	272%	$2,407
2024	$9.81	0.31	(0.08)	0.23	(0.31)	—	(0.31)	$9.73	2.44%	1.57%	1.58%	3.23%	3.22%	310%	$1,576
2023	$10.06	0.16	(0.25)	(0.09)	(0.16)	—	(0.16)	$9.81	(0.89)%	1.58%	1.59%	1.68%	1.67%	187%	$2,704
2022	$10.47	0.03	(0.35)	(0.32)	(0.05)	(0.04)	(0.09)	$10.06	(3.10)%	1.58%	1.58%	0.31%	0.31%	178%	$5,099
2021	$10.05	0.02	0.44	0.46	(0.04)	—	(0.04)	$10.47	4.57%	1.59%	1.59%	0.03%	0.03%	183%	$4,514
R Class
2025	$9.73	0.40	0.10	0.50	(0.41)	—	(0.41)	$9.82	5.21%	1.06%	1.06%	4.13%	4.13%	272%	$623
2024	$9.81	0.36	(0.08)	0.28	(0.36)	—	(0.36)	$9.73	2.95%	1.07%	1.08%	3.73%	3.72%	310%	$686
2023	$10.06	0.22	(0.26)	(0.04)	(0.21)	—	(0.21)	$9.81	(0.39)%	1.08%	1.09%	2.18%	2.17%	187%	$669
2022	$10.47	0.08	(0.35)	(0.27)	(0.10)	(0.04)	(0.14)	$10.06	(2.62)%	1.08%	1.08%	0.81%	0.81%	178%	$667
2021	$10.06	0.07	0.43	0.50	(0.09)	—	(0.09)	$10.47	4.99%	1.09%	1.09%	0.53%	0.53%	183%	$937

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2025	$9.73	0.47	0.09	0.56	(0.48)	—	(0.48)	$9.81	5.84%	0.36%	0.36%	4.83%	4.83%	272%	$10,875
2024	$9.80	0.43	(0.07)	0.36	(0.43)	—	(0.43)	$9.73	3.78%	0.37%	0.38%	4.43%	4.42%	310%	$11,660
2023	$10.06	0.29	(0.27)	0.02	(0.28)	—	(0.28)	$9.80	0.20%	0.38%	0.39%	2.88%	2.87%	187%	$11,061
2022	$10.47	0.16	(0.36)	(0.20)	(0.17)	(0.04)	(0.21)	$10.06	(1.93)%	0.38%	0.38%	1.51%	1.51%	178%	$16,327
2021	$10.05	0.14	0.44	0.58	(0.16)	—	(0.16)	$10.47	5.83%	0.39%	0.39%	1.23%	1.23%	183%	$23,320
R6 Class
2025	$9.72	0.48	0.08	0.56	(0.48)	—	(0.48)	$9.80	5.89%	0.31%	0.31%	4.88%	4.88%	272%	$72,055
2024	$9.79	0.44	(0.07)	0.37	(0.44)	—	(0.44)	$9.72	3.84%	0.32%	0.33%	4.48%	4.47%	310%	$72,563
2023	$10.05	0.29	(0.27)	0.02	(0.28)	—	(0.28)	$9.79	0.25%	0.33%	0.34%	2.93%	2.92%	187%	$58,650
2022	$10.46	0.16	(0.35)	(0.19)	(0.18)	(0.04)	(0.22)	$10.05	(1.89)%	0.33%	0.33%	1.56%	1.56%	178%	$52,851
2021	$10.04	0.15	0.44	0.59	(0.17)	—	(0.17)	$10.46	5.89%	0.34%	0.34%	1.28%	1.28%	183%	$85,404
G Class
2025	$9.72	0.51	0.08	0.59	(0.51)	—	(0.51)	$9.80	6.22%	0.01%	0.31%	5.18%	4.88%	272%	$603,095
2024	$9.79	0.46	(0.06)	0.40	(0.47)	—	(0.47)	$9.72	4.16%	0.01%	0.33%	4.79%	4.47%	310%	$718,931
2023	$10.05	0.32	(0.27)	0.05	(0.31)	—	(0.31)	$9.79	0.57%	0.01%	0.34%	3.25%	2.92%	187%	$704,692
2022	$10.46	0.20	(0.36)	(0.16)	(0.21)	(0.04)	(0.25)	$10.05	(1.57)%	0.01%	0.33%	1.88%	1.56%	178%	$916,720
2021(3)	$10.37	0.06	0.10	0.16	(0.07)	—	(0.07)	$10.46	1.57%	0.01%	0.34%	1.48%	1.15%	183%(4)	$990,271

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)November 4, 2020 (commencement of sale) through March 31, 2021.
(4)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Short Duration Fund and the Board of Trustees of American Century Investment Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Short Duration Fund (the “Fund”), one of the funds constituting the American Century Investment Trust, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the period ended March 31, 2021, were audited by other auditors, whose report, dated May 18, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
23

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92285 2505

Annual Financial Statements and Other Information

March 31, 2025

Short Duration Inflation Protection Bond Fund
Investor Class (APOIX)
I Class (APOHX)
Y Class (APOYX)
A Class (APOAX)
C Class (APOCX)
R Class (APORX)
R5 Class (APISX)
R6 Class (APODX)
G Class (APOGX)

Schedule of Investments

MARCH 31, 2025

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 84.3%
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	$6,300,960	$6,462,981
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28	5,383,078	5,472,953
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28	34,685,653	37,185,909
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	29,592,200	30,933,419
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29	11,594,280	12,744,079
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26	92,182,213	91,547,124
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	15,903,360	15,831,776
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26(1)	152,117,050	150,931,607
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	63,913,374	63,264,204
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	230,197,506	226,025,666
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	27,271,440	26,964,862
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27	30,884,544	31,397,918
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	50,226,540	49,343,204
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28	114,857,226	114,914,735
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	55,050,990	54,416,484
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28	48,538,152	50,580,112
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	31,452,250	30,968,396
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	94,487,680	97,310,606
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	78,239,700	74,963,000
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	23,270,819	23,605,996
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	8,025,615	7,552,989
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	73,869,776	69,214,895
TOTAL U.S. TREASURY SECURITIES (Cost $1,268,042,088)		1,271,632,915
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.1%
Private Sponsor Collateralized Mortgage Obligations — 3.1%
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(2)	1,961,296	1,973,651
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(2)	3,154,139	3,157,426
JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 4.51%, 6/25/36	134,983	90,501
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(2)	4,830,122	4,812,929
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(2)	3,724,682	3,716,392
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(2)	7,016,017	7,058,151
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(2)	2,985,465	3,000,794
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(2)	3,803,269	3,815,250
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(2)	2,695,753	2,705,320
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(2)	4,259,451	4,249,123
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(2)	1,886,899	1,883,211
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(2)	2,152,581	2,147,724
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(2)	2,846,950	2,836,811
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(2)	4,623,864	4,607,311
		46,054,594
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FHLMC, Series 2015-SC02, Class M3, VRN, 3.67%, 9/25/45	230,249	228,470
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,240,493)		46,283,064
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.0%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.0%
GNMA, 5.50%, TBA (Cost $45,139,047)	45,277,000	45,325,836
2

	Principal Amount/Shares	Value
CORPORATE BONDS — 2.5%
Aerospace and Defense — 0.3%
Boeing Co., 2.20%, 2/4/26	$1,850,000	$1,810,395
TransDigm, Inc., 6.75%, 8/15/28(2)	2,457,000	2,495,953
		4,306,348
Banks — 0.7%
Bank of America Corp., VRN, 5.82%, 9/15/29	1,465,000	1,518,487
Barclays PLC, VRN, 7.39%, 11/2/28	2,625,000	2,789,123
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28	1,752,000	1,750,570
JPMorgan Chase & Co., VRN, 5.00%, 7/22/30	4,390,000	4,430,586
		10,488,766
Consumer Finance — 0.2%
Encore Capital Group, Inc., 9.25%, 4/1/29(2)	3,480,000	3,649,031
Containers and Packaging — 0.1%
Berry Global, Inc., 4.50%, 2/15/26(2)	1,200,000	1,193,040
Insurance — 1.0%
Athene Global Funding, 4.86%, 8/27/26(2)	4,340,000	4,354,424
Athene Global Funding, 5.35%, 7/9/27(2)	3,297,000	3,342,497
GA Global Funding Trust, 2.25%, 1/6/27(2)	2,800,000	2,685,377
GA Global Funding Trust, 4.40%, 9/23/27(2)	4,540,000	4,514,341
		14,896,639
Media — 0.2%
Sirius XM Radio LLC, 3.125%, 9/1/26(2)	3,825,000	3,709,364
TOTAL CORPORATE BONDS (Cost $37,914,723)		38,243,188
ASSET-BACKED SECURITIES — 2.2%
CARS-DB5 LP, Series 2021-1A, Class A3, SEQ, 1.92%, 8/15/51(2)	3,906,385	3,723,197
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(2)	7,825,000	7,495,900
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(2)	7,000,000	6,408,693
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, SEQ, 5.52%, 1/20/32(2)	3,650,000	3,720,966
Tesla Auto Lease Trust, Series 2024-A, Class A3, SEQ, 5.30%, 6/21/27(2)	3,525,000	3,547,390
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(2)	2,482,496	2,506,591
Verdant Receivables LLC, Series 2024-1A, Class A2, SEQ, 5.68%, 12/12/31(2)	6,129,357	6,229,287
TOTAL ASSET-BACKED SECURITIES (Cost $33,315,594)		33,632,024
CONVERTIBLE PREFERRED SECURITIES — 1.9%
Banks — 1.6%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	2,600,000	2,505,118
Barclays PLC, 6.125%	4,575,000	4,577,186
Intesa Sanpaolo SpA, 7.70%(2)	2,600,000	2,603,397
Lloyds Banking Group PLC, 7.50%	1,800,000	1,810,606
NatWest Group PLC, 6.00%	1,800,000	1,801,614
Nordea Bank Abp, 6.625%(2)	4,480,000	4,504,841
Societe Generale SA, 4.75%(2)	1,800,000	1,748,631
Standard Chartered PLC, 6.00%(2)	4,000,000	4,004,418
		23,555,811
Capital Markets — 0.3%
Deutsche Bank AG, 4.79%	800,000	799,614
Deutsche Bank AG, 6.00%	1,800,000	1,784,316
UBS Group AG, 5.125%	2,513,000	2,496,270
		5,080,200
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $28,615,016)		28,636,011
3

	Principal Amount/Shares	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	$6,467,000	$6,690,175
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	3,477,000	3,644,228
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57	1,700,000	1,771,832
Benchmark Mortgage Trust, Series 2024-V8, Class A3, SEQ, VRN, 6.19%, 7/15/57	6,045,000	6,340,315
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(2)	3,358,000	3,120,307
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $21,436,499)		21,566,857
COLLATERALIZED LOAN OBLIGATIONS — 1.2%
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 6.78%, (3-month SOFR plus 2.46%), 8/14/30(2)	4,625,000	4,635,454
Dryden 68 CLO Ltd., Series 2019-68A, Class BRR, VRN, 5.85%, (3-month SOFR plus 1.55%), 7/15/35(2)	4,550,000	4,521,427
Magnetite XLI Ltd., Series 2024-41A, Class B, VRN, 5.91%, (3-month SOFR plus 1.60%), 1/25/38(2)	4,450,000	4,444,916
Palmer Square CLO Ltd., Series 2024-4A, Class A2, VRN, 5.83%, (3-month SOFR plus 1.50%), 1/15/38(2)	2,350,000	2,357,527
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR2, VRN, 6.30%, (3-month SOFR plus 2.00%), 4/15/31(2)	2,250,000	2,249,851
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $18,225,000)		18,209,175
EXCHANGE-TRADED FUNDS — 1.0%
Invesco Senior Loan ETF	361,300	7,478,910
SPDR Blackstone Senior Loan ETF	182,400	7,502,112
TOTAL EXCHANGE-TRADED FUNDS (Cost $15,296,135)		14,981,022
PREFERRED SECURITIES — 0.3%
Banks — 0.1%
Citigroup, Inc., 4.00%	1,326,000	1,308,711
Capital Markets — 0.2%
Charles Schwab Corp., 5.375%	2,830,000	2,827,038
TOTAL PREFERRED SECURITIES (Cost $4,104,748)		4,135,749
BANK LOAN OBLIGATIONS(3) — 0.1%
Aerospace and Defense — 0.1%
TransDigm, Inc., 2024 Term Loan I, 7.05%, (3-month SOFR plus 2.75%), 8/24/28 (Cost $1,172,602)	$1,166,111	1,167,084
SHORT-TERM INVESTMENTS — 2.0%
Commercial Paper(4) — 2.0%
Overwatch Alpha Funding LLC, 4.45%, 4/1/25 (LOC: Bank of Nova Scotia)(2)	29,500,000	29,496,445
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	95,609	95,609
TOTAL SHORT-TERM INVESTMENTS (Cost $29,595,609)		29,592,054
TOTAL INVESTMENT SECURITIES — 103.0% (Cost $1,549,097,554)		1,553,404,979
OTHER ASSETS AND LIABILITIES — (3.0)%		(44,997,972)
TOTAL NET ASSETS — 100.0%		$1,508,407,007

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	822	June 2025	$88,904,438	$523,147
^Amount represents value and unrealized appreciation (depreciation).

4

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.49%	5/28/25	$50,000,000	$90	$18,942	$19,032
CPURNSA	Receive	2.19%	6/18/25	$25,000,000	114	76,067	76,181
CPURNSA	Receive	2.31%	6/24/25	$25,000,000	123	48,639	48,762
CPURNSA	Receive	2.35%	7/1/25	$25,000,000	133	39,422	39,555
CPURNSA	Receive	2.34%	7/10/25	$25,000,000	146	61,366	61,512
CPURNSA	Receive	2.33%	7/10/25	$25,000,000	146	63,833	63,979
CPURNSA	Receive	2.26%	7/12/25	$25,000,000	149	90,365	90,514
CPURNSA	Receive	2.05%	7/17/25	$25,000,000	157	148,358	148,515
CPURNSA	Receive	1.85%	8/26/25	$16,000,000	597	2,543,488	2,544,085
CPURNSA	Receive	2.24%	1/12/26	$20,000,000	622	2,651,142	2,651,764
CPURNSA	Receive	2.42%	2/2/28	$85,000,000	579	2,091,998	2,092,577
CPURNSA	Receive	2.64%	8/2/28	$78,000,000	755	729,356	730,111
CPURNSA	Receive	2.39%	8/2/29	$11,300,000	494	137,687	138,181
CPURNSA	Receive	2.52%	11/4/29	$17,500,000	556	144,114	144,670
CPURNSA	Receive	2.52%	11/4/29	$17,500,000	558	144,112	144,670
CPURNSA	Receive	2.46%	12/10/29	$7,000,000	510	74,071	74,581
CPURNSA	Receive	2.44%	12/11/29	$10,000,000	527	115,291	115,818
CPURNSA	Receive	2.56%	2/4/30	$5,300,000	516	27,055	27,571
					$6,772	$9,205,306	$9,212,078

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corp.
GNMA	–	Government National Mortgage Association
LOC	–	Letter of Credit
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $8,644,104.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $169,227,358, which represented 11.2% of total net assets.
(3)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

MARCH 31, 2025
Assets
Investment securities, at value (cost of $1,549,097,554)	$1,553,404,979
Cash	27,000
Receivable for investments sold	51,534,724
Receivable for capital shares sold	903,065
Receivable for variation margin on swap agreements	530,220
Interest and dividends receivable	5,195,368
1,611,595,356

Liabilities
Payable for investments purchased	94,432,821
Payable for capital shares redeemed	8,364,322
Payable for variation margin on futures contracts	25,688
Accrued management fees	351,561
Distribution and service fees payable	13,957
103,188,349

Net Assets	$1,508,407,007

Net Assets Consist of:
Capital paid in	$1,548,854,675
Distributable earnings (loss)	(40,447,668)
$1,508,407,007

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$238,342,317	22,634,391	$10.53
I Class	$424,038,256	39,898,760	$10.63
Y Class	$16,491,208	1,550,451	$10.64
A Class	$27,643,884	2,657,081	$10.40
C Class	$2,403,031	241,739	$9.94
R Class	$14,481,139	1,361,974	$10.63
R5 Class	$105,108,730	9,889,490	$10.63
R6 Class	$48,236,245	4,538,904	$10.63
G Class	$631,662,197	59,327,754	$10.65
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.64 (net asset value divided by 0.9775). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
6

Statement of Operations

YEAR ENDED MARCH 31, 2025
Investment Income (Loss)
Income:
Interest	$62,275,268
Dividends	322,392
62,597,660

Expenses:
Management fees	6,807,741
Interest expenses	742,433
Distribution and service fees:
A Class	105,399
C Class	28,628
R Class	76,159
Trustees' fees and expenses	103,564
7,863,924
Fees waived - G Class	(2,106,946)
5,756,978

Net investment income (loss)	56,840,682

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(28,710,873)
Futures contract transactions	(119,781)
Swap agreement transactions	22,915,634
(5,915,020)

Change in net unrealized appreciation (depreciation) on:
Investments	82,963,804
Futures contracts	(88,839)
Swap agreements	(17,909,029)
64,965,936

Net realized and unrealized gain (loss)	59,050,916

Net Increase (Decrease) in Net Assets Resulting from Operations	$115,891,598

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2025 AND MARCH 31, 2024
Increase (Decrease) in Net Assets	March 31, 2025	March 31, 2024
Operations
Net investment income (loss)	$56,840,682	$51,181,270
Net realized gain (loss)	(5,915,020)	(18,920,990)
Change in net unrealized appreciation (depreciation)	64,965,936	4,013,633
Net increase (decrease) in net assets resulting from operations	115,891,598	36,273,913

Distributions to Shareholders
From earnings:
Investor Class	(5,514,783)	(10,648,635)
I Class	(10,258,413)	(17,031,928)
Y Class	(391,979)	(468,696)
A Class	(940,885)	(1,203,228)
C Class	(46,449)	(87,482)
R Class	(314,014)	(367,149)
R5 Class	(2,555,797)	(3,161,139)
R6 Class	(1,093,835)	(946,789)
G Class	(19,598,750)	(23,358,393)
Decrease in net assets from distributions	(40,714,905)	(57,273,439)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(404,053,996)	(394,247,153)

Net increase (decrease) in net assets	(328,877,303)	(415,246,679)

Net Assets
Beginning of period	1,837,284,310	2,252,530,989
End of period	$1,508,407,007	$1,837,284,310

See Notes to Financial Statements.
8

Notes to Financial Statements

MARCH 31, 2025

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Inflation Protection Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to pursue total return using a strategy that seeks to protect against U.S. inflation.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

9

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 31% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

10

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended March 31, 2025 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2625% to 0.3800%	0.2500% to 0.3100%	0.56%
I Class		0.1500% to 0.2100%	0.46%
Y Class		0.0500% to 0.1100%	0.36%
A Class		0.2500% to 0.3100%	0.56%
C Class		0.2500% to 0.3100%	0.56%
R Class		0.2500% to 0.3100%	0.56%
R5 Class		0.0500% to 0.1100%	0.36%
R6 Class		0.0000% to 0.0600%	0.31%
G Class		0.0000% to 0.0600%	0.00%(1)
(1)Effective annual management fee before waiver was 0.31%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended March 31, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended March 31, 2025 totaled $934,144,061, of which $665,810,324 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended March 31, 2025 totaled $1,288,659,905, of which $1,160,291,342 represented U.S. Treasury and Government Agency obligations.

11

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended March 31, 2025		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,896,019	$29,689,842	7,388,722	$74,294,921
Issued in reinvestment of distributions	539,776	5,505,446	1,063,057	10,630,570
Redeemed	(17,117,409)	(177,083,582)	(22,877,152)	(229,847,108)
	(13,681,614)	(141,888,294)	(14,425,373)	(144,921,617)
I Class
Sold	8,118,588	84,299,892	13,561,762	137,596,847
Issued in reinvestment of distributions	923,285	9,499,850	1,546,278	15,601,943
Redeemed	(21,406,843)	(221,866,721)	(44,495,072)	(450,634,740)
	(12,364,970)	(128,066,979)	(29,387,032)	(297,435,950)
Y Class
Sold	342,228	3,549,881	875,932	8,889,923
Issued in reinvestment of distributions	38,062	391,979	46,452	468,696
Redeemed	(380,379)	(3,956,066)	(652,202)	(6,590,863)
	(89)	(14,206)	270,182	2,767,756
A Class
Sold	915,634	9,284,030	1,465,825	14,561,803
Issued in reinvestment of distributions	38,703	390,127	58,701	580,604
Redeemed	(3,075,392)	(31,131,389)	(1,965,492)	(19,514,527)
	(2,121,055)	(21,457,232)	(440,966)	(4,372,120)
C Class
Sold	13,881	135,905	38,000	362,930
Issued in reinvestment of distributions	4,069	39,312	7,716	73,381
Redeemed	(181,206)	(1,754,301)	(556,930)	(5,322,075)
	(163,256)	(1,579,084)	(511,214)	(4,885,764)
R Class
Sold	412,851	4,310,391	362,316	3,677,438
Issued in reinvestment of distributions	30,198	311,339	35,844	363,104
Redeemed	(705,225)	(7,308,279)	(493,839)	(5,014,783)
	(262,176)	(2,686,549)	(95,679)	(974,241)
R5 Class
Sold	1,077,881	11,196,278	1,356,300	13,737,718
Issued in reinvestment of distributions	247,749	2,549,062	299,144	3,015,799
Redeemed	(2,275,158)	(23,741,850)	(1,660,467)	(16,789,521)
	(949,528)	(9,996,510)	(5,023)	(36,004)
R6 Class
Sold	2,495,827	25,977,332	3,371,016	34,139,607
Issued in reinvestment of distributions	101,427	1,043,529	88,006	887,097
Redeemed	(1,632,162)	(16,942,465)	(2,068,854)	(20,950,772)
	965,092	10,078,396	1,390,168	14,075,932
G Class
Sold	6,532,841	68,522,617	9,571,413	97,544,399
Issued in reinvestment of distributions	1,903,182	19,598,750	2,315,004	23,358,393
Redeemed	(18,926,937)	(196,564,905)	(7,855,007)	(79,367,937)
	(10,490,914)	(108,443,538)	4,031,410	41,534,855
Net increase (decrease)	(39,068,510)	$(404,053,996)	(39,173,527)	$(394,247,153)

12

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,271,632,915	—
Collateralized Mortgage Obligations	—	46,283,064	—
U.S. Government Agency Mortgage-Backed Securities	—	45,325,836	—
Corporate Bonds	—	38,243,188	—
Asset-Backed Securities	—	33,632,024	—
Convertible Preferred Securities	—	28,636,011	—
Commercial Mortgage-Backed Securities	—	21,566,857	—
Collateralized Loan Obligations	—	18,209,175	—
Exchange-Traded Funds	$14,981,022	—	—
Preferred Securities	—	4,135,749	—
Bank Loan Obligations	—	1,167,084	—
Short-Term Investments	95,609	29,496,445	—
	$15,076,631	$1,538,328,348	—
Other Financial Instruments
Futures Contracts	$523,147	—	—
Swap Agreements	—	$9,212,078	—
	$523,147	$9,212,078	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $137,968,339 futures contracts purchased.

13

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $489,016,667.

Value of Derivative Instruments as of March 31, 2025

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$25,688
Other Contracts	Receivable for variation margin on swap agreements*	$530,220	Payable for variation margin on swap agreements*	—
		$530,220		$25,688
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2025

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(119,781)	Change in net unrealized appreciation (depreciation) on futures contracts	$(88,839)
Other Contracts	Net realized gain (loss) on swap agreement transactions	22,915,634	Change in net unrealized appreciation (depreciation) on swap agreements	(17,909,029)
		$22,795,853		$(17,997,868)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Ordinary income	$40,714,905	$57,273,439
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

14

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$1,550,921,961
Gross tax appreciation of investments	$15,017,189
Gross tax depreciation of investments	(12,534,171)
Net tax appreciation (depreciation) of investments	2,483,018
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	9,205,306
Net tax appreciation (depreciation)	$11,688,324
Undistributed ordinary income	$18,978,998
Accumulated short-term capital losses	$(33,025,131)
Accumulated long-term capital losses	$(38,089,859)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
15

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025	$10.07	0.33	0.37	0.70	(0.24)	—	(0.24)	$10.53	6.98%	0.61%	0.61%	3.12%	3.12%	56%	$238,342
2024	$10.15	0.24	(0.04)	0.20	(0.28)	—	(0.28)	$10.07	1.88%	0.70%	0.70%	2.32%	2.32%	24%	$365,611
2023	$10.89	0.47	(0.65)	(0.18)	(0.49)	(0.07)	(0.56)	$10.15	(1.48)%	0.63%	0.63%	4.46%	4.46%	32%	$515,266
2022	$10.79	0.49	0.04	0.53	(0.43)	—	(0.43)	$10.89	4.92%	0.56%	0.56%	4.48%	4.48%	71%	$697,335
2021	$10.01	0.09	0.78	0.87	(0.09)	—	(0.09)	$10.79	8.68%	0.57%	0.57%	0.95%	0.95%	29%	$338,427
I Class
2025	$10.16	0.34	0.38	0.72	(0.25)	—	(0.25)	$10.63	7.13%	0.51%	0.51%	3.22%	3.22%	56%	$424,038
2024	$10.24	0.26	(0.05)	0.21	(0.29)	—	(0.29)	$10.16	1.96%	0.60%	0.60%	2.42%	2.42%	24%	$530,952
2023	$10.98	0.48	(0.65)	(0.17)	(0.50)	(0.07)	(0.57)	$10.24	(1.36)%	0.53%	0.53%	4.56%	4.56%	32%	$836,499
2022	$10.88	0.50	0.04	0.54	(0.44)	—	(0.44)	$10.98	4.98%	0.46%	0.46%	4.58%	4.58%	71%	$1,045,280
2021	$10.09	0.10	0.79	0.89	(0.10)	—	(0.10)	$10.88	8.82%	0.47%	0.47%	1.05%	1.05%	29%	$679,719
Y Class
2025	$10.17	0.34	0.39	0.73	(0.26)	—	(0.26)	$10.64	7.23%	0.41%	0.41%	3.32%	3.32%	56%	$16,491
2024	$10.25	0.24	(0.02)	0.22	(0.30)	—	(0.30)	$10.17	2.16%	0.50%	0.50%	2.52%	2.52%	24%	$15,764
2023	$10.99	0.50	(0.66)	(0.16)	(0.51)	(0.07)	(0.58)	$10.25	(1.36)%	0.43%	0.43%	4.66%	4.66%	32%	$13,125
2022	$10.88	0.52	0.04	0.56	(0.45)	—	(0.45)	$10.99	5.18%	0.36%	0.36%	4.68%	4.68%	71%	$14,941
2021	$10.09	0.12	0.78	0.90	(0.11)	—	(0.11)	$10.88	8.92%	0.37%	0.37%	1.15%	1.15%	29%	$15,006
A Class
2025	$9.96	0.29	0.37	0.66	(0.22)	—	(0.22)	$10.40	6.67%	0.86%	0.86%	2.87%	2.87%	56%	$27,644
2024	$10.05	0.20	(0.04)	0.16	(0.25)	—	(0.25)	$9.96	1.64%	0.95%	0.95%	2.07%	2.07%	24%	$47,571
2023	$10.78	0.43	(0.63)	(0.20)	(0.46)	(0.07)	(0.53)	$10.05	(1.75)%	0.88%	0.88%	4.21%	4.21%	32%	$52,427
2022	$10.68	0.45	0.05	0.50	(0.40)	—	(0.40)	$10.78	4.70%	0.81%	0.81%	4.23%	4.23%	71%	$52,695
2021	$9.91	0.07	0.76	0.83	(0.06)	—	(0.06)	$10.68	8.39%	0.82%	0.82%	0.70%	0.70%	29%	$38,361
C Class
2025	$9.55	0.23	0.34	0.57	(0.18)	—	(0.18)	$9.94	5.98%	1.61%	1.61%	2.12%	2.12%	56%	$2,403
2024	$9.66	0.15	(0.07)	0.08	(0.19)	—	(0.19)	$9.55	0.86%	1.70%	1.70%	1.32%	1.32%	24%	$3,869
2023	$10.39	0.32	(0.59)	(0.27)	(0.39)	(0.07)	(0.46)	$9.66	(2.52)%	1.63%	1.63%	3.46%	3.46%	32%	$8,851
2022	$10.32	0.34	0.06	0.40	(0.33)	—	(0.33)	$10.39	3.92%	1.56%	1.56%	3.48%	3.48%	71%	$8,274
2021	$9.59	(0.03)	0.76	0.73	—(3)	—	—(3)	$10.32	7.62%	1.57%	1.57%	(0.05)%	(0.05)%	29%	$2,378

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2025	$10.18	0.27	0.38	0.65	(0.20)	—	(0.20)	$10.63	6.48%	1.11%	1.11%	2.62%	2.62%	56%	$14,481
2024	$10.27	0.18	(0.04)	0.14	(0.23)	—	(0.23)	$10.18	1.35%	1.20%	1.20%	1.82%	1.82%	24%	$16,539
2023	$11.01	0.44	(0.68)	(0.24)	(0.43)	(0.07)	(0.50)	$10.27	(2.04)%	1.13%	1.13%	3.96%	3.96%	32%	$17,660
2022	$10.90	0.45	0.03	0.48	(0.37)	—	(0.37)	$11.01	4.44%	1.06%	1.06%	3.98%	3.98%	71%	$19,782
2021	$10.11	0.05	0.77	0.82	(0.03)	—	(0.03)	$10.90	8.15%	1.07%	1.07%	0.45%	0.45%	29%	$19,408
R5 Class
2025	$10.16	0.34	0.39	0.73	(0.26)	—	(0.26)	$10.63	7.23%	0.41%	0.41%	3.32%	3.32%	56%	$105,109
2024	$10.25	0.25	(0.04)	0.21	(0.30)	—	(0.30)	$10.16	2.06%	0.50%	0.50%	2.52%	2.52%	24%	$110,123
2023	$10.98	0.50	(0.65)	(0.15)	(0.51)	(0.07)	(0.58)	$10.25	(1.27)%	0.43%	0.43%	4.66%	4.66%	32%	$111,102
2022	$10.88	0.54	0.01	0.55	(0.45)	—	(0.45)	$10.98	5.09%	0.36%	0.36%	4.68%	4.68%	71%	$122,195
2021	$10.09	0.12	0.78	0.90	(0.11)	—	(0.11)	$10.88	8.93%	0.37%	0.37%	1.15%	1.15%	29%	$508,447
R6 Class
2025	$10.16	0.34	0.39	0.73	(0.26)	—	(0.26)	$10.63	7.29%	0.36%	0.36%	3.37%	3.37%	56%	$48,236
2024	$10.25	0.24	(0.03)	0.21	(0.30)	—	(0.30)	$10.16	2.11%	0.45%	0.45%	2.57%	2.57%	24%	$36,305
2023	$10.98	0.49	(0.64)	(0.15)	(0.51)	(0.07)	(0.58)	$10.25	(1.22)%	0.38%	0.38%	4.71%	4.71%	32%	$22,373
2022	$10.88	0.52	0.03	0.55	(0.45)	—	(0.45)	$10.98	5.14%	0.31%	0.31%	4.73%	4.73%	71%	$18,725
2021	$10.09	0.12	0.78	0.90	(0.11)	—	(0.11)	$10.88	8.98%	0.32%	0.32%	1.20%	1.20%	29%	$12,923
G Class
2025	$10.18	0.38	0.38	0.76	(0.29)	—	(0.29)	$10.65	7.60%	0.05%	0.36%	3.68%	3.37%	56%	$631,662
2024	$10.26	0.28	(0.02)	0.26	(0.34)	—	(0.34)	$10.18	2.54%	0.14%	0.45%	2.88%	2.57%	24%	$710,550
2023	$11.00	0.53	(0.65)	(0.12)	(0.55)	(0.07)	(0.62)	$10.26	(1.01)%	0.07%	0.38%	5.02%	4.71%	32%	$675,227
2022	$10.90	0.56	0.03	0.59	(0.49)	—	(0.49)	$11.00	5.46%	0.01%	0.31%	5.03%	4.73%	71%	$661,759
2021	$10.10	0.18	0.77	0.95	(0.15)	—	(0.15)	$10.90	9.41%	0.01%	0.32%	1.51%	1.20%	29%	$697,554

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Short Duration Inflation Protection Bond Fund and the Board of Trustees of American Century Investment Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Short Duration Inflation Protection Bond Fund (the “Fund”), one of the funds constituting the American Century Investment Trust, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the period ended March 31, 2021, were audited by other auditors, whose report, dated May 18, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
18

Contact Us	americancentury.com
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Investor Services Representative	1-800-345-2021 or 816-531-5575
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92282 2505

Annual Financial Statements and Other Information

March 31, 2025

Short Duration Strategic Income Fund
Investor Class (ASDVX)
I Class (ASDHX)
Y Class (ASYDX)
A Class (ASADX)
C Class (ASCDX)
R Class (ASDRX)
R5 Class (ASDJX)
R6 Class (ASXDX)

Schedule of Investments

MARCH 31, 2025

	Principal Amount/Shares	Value
CORPORATE BONDS — 44.9%
Aerospace and Defense — 0.8%
Boeing Co., 2.20%, 2/4/26	$2,320,000	$2,270,333
Boeing Co., 6.30%, 5/1/29	1,959,000	2,055,226
Spirit AeroSystems, Inc., 4.60%, 6/15/28	1,375,000	1,320,100
		5,645,659
Air Freight and Logistics — 0.4%
GXO Logistics, Inc., 1.65%, 7/15/26	3,000,000	2,883,108
Automobiles — 1.7%
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	1,525,000	1,515,620
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	1,530,000	1,537,224
General Motors Financial Co., Inc., 5.40%, 4/6/26	2,650,000	2,661,831
General Motors Financial Co., Inc., 5.35%, 7/15/27	1,415,000	1,427,412
General Motors Financial Co., Inc., 5.05%, 4/4/28	1,735,000	1,737,355
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)	2,200,000	2,236,490
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)	1,150,000	1,151,624
		12,267,556
Banks — 6.3%
Banco de Credito del Peru SA, VRN, 3.125%, 7/1/30(1)	3,360,000	3,338,083
Banco Santander SA, VRN, 6.53%, 11/7/27	2,400,000	2,471,923
Bank of Nova Scotia, VRN, 3.625%, 10/27/81	1,045,000	960,007
Barclays PLC, VRN, 7.39%, 11/2/28	1,670,000	1,774,413
Citibank NA, VRN, 4.88%, 11/19/27	1,655,000	1,663,282
Comerica, Inc., VRN, 5.98%, 1/30/30	1,600,000	1,626,376
Danske Bank AS, VRN, 6.26%, 9/22/26(1)	1,577,000	1,588,198
Fifth Third Bank NA, VRN, 4.97%, 1/28/28	980,000	985,812
First Horizon Bank, 5.75%, 5/1/30	446,000	451,186
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	785,000	843,821
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	346,000	351,657
Goldman Sachs Bank USA, VRN, 5.41%, 5/21/27	1,380,000	1,393,254
HSBC Holdings PLC, VRN, 7.39%, 11/3/28	1,925,000	2,046,208
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28	544,000	543,556
JPMorgan Chase & Co., VRN, 5.00%, 7/22/30	1,550,000	1,564,330
Morgan Stanley Bank NA, VRN, 5.02%, 1/12/29	4,040,000	4,089,291
National Bank of Canada, VRN, 5.60%, 7/2/27	1,580,000	1,599,555
Planet Financial Group LLC, 10.50%, 12/15/29(1)	2,215,000	2,225,029
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27	3,080,000	3,098,052
Royal Bank of Canada, VRN, 4.97%, 1/24/29	2,110,000	2,126,420
Synchrony Bank, 5.40%, 8/22/25	837,000	838,190
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	2,600,000	2,695,953
U.S. Bancorp, VRN, 5.73%, 10/21/26	2,240,000	2,253,313
U.S. Bancorp, VRN, 5.05%, 2/12/31	890,000	897,514
U.S. Bank NA, VRN, 4.51%, 10/22/27	1,625,000	1,623,399
Wells Fargo & Co., VRN, 4.90%, 1/24/28	1,520,000	1,528,831
		44,577,653
Building Products — 0.3%
Standard Industries, Inc., 5.00%, 2/15/27(1)	2,475,000	2,438,303
Capital Markets — 4.5%
Ares Strategic Income Fund, 5.70%, 3/15/28(1)	1,635,000	1,635,442
Bain Capital Specialty Finance, Inc., 5.95%, 3/15/30	878,000	863,288
2

	Principal Amount/Shares	Value
Blackstone Private Credit Fund, 7.30%, 11/27/28	$957,000	$1,012,534
Blackstone Private Credit Fund, 5.95%, 7/16/29	880,000	889,942
Blue Owl Capital Corp., 2.875%, 6/11/28	1,530,000	1,404,736
Blue Owl Credit Income Corp., 7.75%, 1/15/29	3,130,000	3,327,101
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	1,478,000	1,474,580
Citadel Finance LLC, 5.90%, 2/10/30(1)	1,000,000	996,410
Coinbase Global, Inc., 3.375%, 10/1/28(1)	1,475,000	1,332,645
Deutsche Bank AG, VRN, 7.15%, 7/13/27	2,170,000	2,231,181
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	2,450,000	2,478,402
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	1,540,000	1,589,064
Golub Capital BDC, Inc., 7.05%, 12/5/28	1,309,000	1,368,043
Golub Capital Private Credit Fund, 5.875%, 5/1/30(1)	632,000	626,043
HPS Corporate Lending Fund, 5.45%, 1/14/28(1)	1,965,000	1,957,199
LPL Holdings, Inc., 4.00%, 3/15/29(1)	1,680,000	1,609,834
Northern Trust Corp., VRN, 3.375%, 5/8/32	1,612,000	1,557,711
Nuveen Churchill Direct Lending Corp., 6.65%, 3/15/30	1,090,000	1,105,791
Oaktree Specialty Lending Corp., 6.34%, 2/27/30	730,000	727,373
UBS Group AG, VRN, 6.33%, 12/22/27(1)	3,125,000	3,210,066
		31,397,385
Chemicals — 0.3%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	1,472,000	1,377,824
Celanese U.S. Holdings LLC, 6.42%, 7/15/27	602,000	612,351
		1,990,175
Commercial Services and Supplies — 0.2%
Deluxe Corp., 8.125%, 9/15/29(1)	1,349,000	1,358,560
Communications Equipment — 0.2%
Cisco Systems, Inc., 4.55%, 2/24/28	1,446,000	1,458,469
Construction and Engineering — 0.3%
Quanta Services, Inc., 4.75%, 8/9/27	2,178,000	2,182,505
Consumer Finance — 1.2%
Ally Financial, Inc., VRN, 5.54%, 1/17/31	2,045,000	2,035,417
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	686,000	710,115
Bread Financial Holdings, Inc., VRN, 8.375%, 6/15/35(1)	1,337,000	1,308,562
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	1,260,000	1,321,201
OneMain Finance Corp., 7.125%, 3/15/26	1,519,000	1,542,235
SLM Corp., 6.50%, 1/31/30	1,344,000	1,380,255
		8,297,785
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	2,475,000	2,440,380
Containers and Packaging — 0.9%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	2,690,000	2,686,332
Berry Global, Inc., 4.50%, 2/15/26(1)	1,598,000	1,588,731
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	708,000	703,086
Sonoco Products Co., 4.45%, 9/1/26	1,139,000	1,135,695
		6,113,844
Diversified REITs — 1.8%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	1,310,000	1,314,970
Highwoods Realty LP, 4.20%, 4/15/29	1,859,000	1,782,921
Kilroy Realty LP, 4.25%, 8/15/29	2,705,000	2,577,206
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	1,353,000	1,379,321
Piedmont Operating Partnership LP, 9.25%, 7/20/28	758,000	835,486
Piedmont Operating Partnership LP, 6.875%, 7/15/29	240,000	249,394
Piedmont Operating Partnership LP, 3.15%, 8/15/30	188,000	165,144
Trust Fibra Uno, 4.87%, 1/15/30(1)	2,816,000	2,637,765
3

	Principal Amount/Shares	Value
Vornado Realty LP, 2.15%, 6/1/26	$1,660,000	$1,601,477
		12,543,684
Diversified Telecommunication Services — 1.1%
AT&T, Inc., 7.30%, 8/15/26	1,725,000	1,779,734
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	1,480,000	1,351,209
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	2,989,000	3,186,617
Sprint Capital Corp., 6.875%, 11/15/28	1,440,000	1,537,793
		7,855,353
Electric Utilities — 1.4%
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	1,594,000	1,603,075
Evergy Kansas Central, Inc., 4.70%, 3/13/28	771,000	773,916
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	2,500,000	2,489,438
NextEra Energy Capital Holdings, Inc., 4.85%, 2/4/28	748,000	756,988
Southern Co., Seires B, VRN, 4.00%, 1/15/51	1,970,000	1,949,644
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	2,500,000	2,502,556
		10,075,617
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.05%, 2/15/26	2,520,000	2,539,540
Energy Equipment and Services — 0.2%
NewCo Holding USD 20 SARL, 9.375%, 11/7/29(1)	1,325,000	1,347,525
Entertainment — 0.4%
Take-Two Interactive Software, Inc., 5.40%, 6/12/29	1,850,000	1,896,800
Warnermedia Holdings, Inc., 3.76%, 3/15/27	638,000	622,480
		2,519,280
Financial Services — 1.6%
Antares Holdings LP, 2.75%, 1/15/27(1)	2,731,000	2,600,646
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	535,000	539,900
Corebridge Financial, Inc., 3.50%, 4/4/25	2,300,000	2,299,731
Essent Group Ltd., 6.25%, 7/1/29	2,010,000	2,071,516
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	2,076,000	2,016,520
NMI Holdings, Inc., 6.00%, 8/15/29	1,600,000	1,621,912
		11,150,225
Food Products — 0.1%
Mars, Inc., 4.60%, 3/1/28(1)	869,000	872,657
Ground Transportation — 0.7%
AerCap Global Aviation Trust, VRN, 6.50%, 6/15/45(1)	1,750,000	1,750,719
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	2,200,000	2,178,390
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27(1)	793,000	801,397
		4,730,506
Health Care Equipment and Supplies — 0.5%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	1,888,000	1,914,392
Solventum Corp., 5.45%, 2/25/27	1,260,000	1,278,526
		3,192,918
Health Care Providers and Services — 1.5%
HCA, Inc., 5.20%, 6/1/28	1,720,000	1,741,452
Icon Investments Six DAC, 5.81%, 5/8/27	3,040,000	3,104,424
IQVIA, Inc., 5.70%, 5/15/28	1,425,000	1,451,811
Tenet Healthcare Corp., 6.25%, 2/1/27	2,190,000	2,192,729
Universal Health Services, Inc., 1.65%, 9/1/26	2,163,000	2,070,917
		10,561,333
Hotel & Resort REITs — 0.4%
Service Properties Trust, 5.25%, 2/15/26	1,320,000	1,312,378
Service Properties Trust, 8.375%, 6/15/29	1,320,000	1,320,671
		2,633,049
4

	Principal Amount/Shares	Value
Hotels, Restaurants and Leisure — 0.8%
Hyatt Hotels Corp., 5.75%, 1/30/27	$651,000	$662,485
Hyatt Hotels Corp., 5.05%, 3/30/28	2,500,000	2,511,888
Las Vegas Sands Corp., 5.90%, 6/1/27	2,380,000	2,419,027
		5,593,400
Household Durables — 0.3%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	946,000	944,599
TopBuild Corp., 3.625%, 3/15/29(1)	1,475,000	1,365,795
		2,310,394
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp., 1.375%, 1/15/26	2,040,000	1,984,316
AES Corp., VRN, 6.95%, 7/15/55	675,000	644,917
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	1,062,000	1,048,724
		3,677,957
Industrial REITs — 0.2%
LXP Industrial Trust, 6.75%, 11/15/28	1,605,000	1,698,629
Insurance — 3.5%
Arthur J Gallagher & Co., 4.60%, 12/15/27	2,575,000	2,581,377
Athene Global Funding, 5.68%, 2/23/26(1)	1,900,000	1,919,541
Athene Global Funding, 5.62%, 5/8/26(1)	1,810,000	1,829,304
Athene Global Funding, 5.35%, 7/9/27(1)	437,000	443,030
CNO Global Funding, 5.875%, 6/4/27(1)	1,535,000	1,574,893
F&G Annuities & Life, Inc., 6.50%, 6/4/29	2,410,000	2,454,827
GA Global Funding Trust, 3.85%, 4/11/25(1)	1,966,000	1,965,477
GA Global Funding Trust, 2.25%, 1/6/27(1)	2,650,000	2,541,518
GA Global Funding Trust, 4.40%, 9/23/27(1)	1,590,000	1,581,014
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	2,000,000	1,933,709
Metropolitan Life Insurance Co., 7.80%, 11/1/25(1)	2,970,000	3,023,428
Prudential Financial, Inc., VRN, 5.375%, 5/15/45	2,920,000	2,916,866
		24,764,984
IT Services — 0.5%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	844,000	874,601
Kyndryl Holdings, Inc., 2.70%, 10/15/28	2,485,000	2,308,956
		3,183,557
Leisure Products — 0.3%
Mattel, Inc., 5.875%, 12/15/27(1)	2,270,000	2,278,488
Life Sciences Tools and Services — 0.7%
Illumina, Inc., 5.80%, 12/12/25	3,590,000	3,615,929
Illumina, Inc., 4.65%, 9/9/26	1,291,000	1,290,219
		4,906,148
Machinery — 0.2%
CNH Industrial Capital LLC, 4.75%, 3/21/28	1,600,000	1,603,096
Media — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	2,060,000	2,030,580
Lamar Media Corp., 3.75%, 2/15/28	1,445,000	1,376,252
Nexstar Media, Inc., 5.625%, 7/15/27(1)	1,715,000	1,690,916
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	3,205,000	3,108,108
TEGNA, Inc., 4.75%, 3/15/26(1)	2,630,000	2,599,845
Warner Media LLC, 3.80%, 2/15/27	1,658,000	1,618,227
		12,423,928
Metals and Mining — 0.5%
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29(1)	1,840,000	1,686,875
CSN Inova Ventures, 6.75%, 1/28/28(1)	1,416,000	1,354,278
Novelis, Inc., 6.875%, 1/30/30(1)	630,000	639,424
		3,680,577
5

	Principal Amount/Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	$2,080,000	$2,075,274
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	1,867,000	1,819,677
		3,894,951
Oil, Gas and Consumable Fuels — 2.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	1,350,000	1,380,699
Enbridge, Inc., VRN, 6.00%, 1/15/77	1,610,000	1,591,175
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/28(1)	1,650,000	1,678,515
Energy Transfer LP, 5.625%, 5/1/27(1)	1,550,000	1,549,350
Expand Energy Corp., 6.75%, 4/15/29(1)	2,030,000	2,056,853
Geopark Ltd., 8.75%, 1/31/30(1)	1,465,000	1,387,182
Gran Tierra Energy, Inc., 9.50%, 10/15/29(1)	1,770,000	1,567,305
Petroleos Mexicanos, 4.50%, 1/23/26	770,000	754,572
Petroleos Mexicanos, 6.49%, 1/23/27	1,518,000	1,488,225
Petroleos Mexicanos, 6.50%, 3/13/27	3,047,000	2,982,955
SM Energy Co., 6.75%, 9/15/26	1,492,000	1,492,668
		17,929,499
Passenger Airlines — 1.7%
Air Canada, 3.875%, 8/15/26(1)	3,529,000	3,453,591
American Airlines, Series 2017-2, Class B, 3.70%, 4/15/27	1,331,816	1,321,500
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,372,401	1,369,684
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	263,250	262,362
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	1,630,000	1,575,558
Latam Airlines Group SA, 7.875%, 4/15/30(1)	985,000	977,735
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	2,715,878	2,729,282
		11,689,712
Semiconductors and Semiconductor Equipment — 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	1,950,000	1,929,028
Broadcom, Inc., 4.80%, 4/15/28	1,905,000	1,919,396
Intel Corp., 4.875%, 2/10/26	1,770,000	1,772,632
ON Semiconductor Corp., 3.875%, 9/1/28(1)	1,689,000	1,582,925
		7,203,981
Software — 0.7%
AppLovin Corp., 5.125%, 12/1/29	1,945,000	1,953,179
Oracle Corp., 4.80%, 8/3/28	1,810,000	1,825,143
Synopsys, Inc., 4.65%, 4/1/28	1,005,000	1,011,019
		4,789,341
Specialized REITs — 0.6%
VICI Properties LP, 4.375%, 5/15/25	1,890,000	1,891,223
VICI Properties LP, 4.75%, 4/1/28(2)	2,250,000	2,256,048
		4,147,271
Technology Hardware, Storage and Peripherals — 0.4%
Dell International LLC/EMC Corp., 4.75%, 4/1/28(2)	1,591,000	1,598,631
Hewlett Packard Enterprise Co., 4.40%, 9/25/27	1,103,000	1,099,880
		2,698,511
Trading Companies and Distributors — 0.5%
Aircastle Ltd., 6.50%, 7/18/28(1)	2,160,000	2,251,177
Aircastle Ltd., 5.95%, 2/15/29(1)	765,000	787,013
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	506,000	505,299
		3,543,489
TOTAL CORPORATE BONDS (Cost $312,910,311)		315,090,982
U.S. TREASURY SECURITIES — 17.9%
U.S. Treasury Notes, 4.625%, 9/15/26	13,000,000	13,123,652
U.S. Treasury Notes, 4.50%, 5/15/27(3)	1,000,000	1,012,031
6

	Principal Amount/Shares	Value
U.S. Treasury Notes, 4.625%, 6/15/27	$42,000,000	$42,651,328
U.S. Treasury Notes, 3.375%, 9/15/27	23,000,000	22,729,571
U.S. Treasury Notes, 3.875%, 10/15/27(3)	2,000,000	1,999,258
U.S. Treasury Notes, 4.125%, 11/15/27	5,000,000	5,029,297
U.S. Treasury Notes, 4.25%, 1/15/28	5,000,000	5,047,461
U.S. Treasury Notes, 4.25%, 2/15/28	34,000,000	34,338,672
TOTAL U.S. TREASURY SECURITIES (Cost $125,279,882)		125,931,270
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.5%
Private Sponsor Collateralized Mortgage Obligations — 10.3%
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(1)	456,371	449,945
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	833,708	802,170
BRAVO Trust, Series 2025-SR1, Class A1, SEQ, 3.00%, 3/25/30(1)	2,725,000	2,575,743
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, SEQ, VRN, 6.00%, 2/25/55(1)	2,264,226	2,271,738
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	1,415,377	1,411,938
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	2,130,008	2,122,581
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	943,400	941,082
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	1,736,590	1,757,090
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	3,011,364	3,003,869
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	2,536,098	2,538,741
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)	2,546,147	2,539,036
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)	1,813,166	1,823,395
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	1,795,267	1,788,876
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	2,680,952	2,674,985
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(1)	2,787,821	2,804,563
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)	2,666,407	2,680,098
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	1,296,569	1,300,653
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	940,800	944,138
JP Morgan Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 1/25/55(1)	2,076,829	2,079,719
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(1)	1,528,054	1,524,349
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	1,606,777	1,621,583
MFA Trust, Series 2023-NQM3, Class A1, SEQ, 6.62%, 7/25/68(1)	1,893,158	1,907,382
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	1,163,087	1,178,235
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)	1,249,349	1,253,386
OBX Trust, Series 2022-NQM9, Class A2, 6.45%, 9/25/62(1)	2,160,515	2,164,623
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	1,175,762	1,172,831
OBX Trust, Series 2024-NQM10, Class A3, 6.43%, 5/25/64(1)	567,476	572,321
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	1,609,508	1,624,603
OBX Trust, Series 2024-NQM8, Class A1, 6.23%, 5/25/64(1)	1,405,703	1,423,597
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(1)	2,555,840	2,546,801
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	3,665,356	3,658,192
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	812,295	810,462
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	1,062,295	1,058,512
Sequoia Mortgage Trust, Series 2024-8, Class A11, SEQ, VRN, 5.50%, 9/25/54(1)	2,054,295	2,048,843
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	2,426,540	2,417,844
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	1,658,186	1,652,250
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.74%, (30-day average SOFR plus 3.40%), 11/25/33(1)	1,402,193	1,422,633
Verus Securitization Trust, Series 2020-4, Class A3, SEQ, 3.32%, 5/25/65(1)	133,651	131,100
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)	1,699,525	1,721,423
Verus Securitization Trust, Series 2024-4, Class A2, 6.57%, 6/25/69(1)	1,784,509	1,801,979
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	1,761,056	1,777,582
		72,000,891
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2022-DNA5, Class M1A, VRN, 7.29%, (30-day average SOFR plus 2.95%), 6/25/42(1)	827,689	844,752
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.49%, (30-day average SOFR plus 2.15%), 9/25/42(1)	344,800	347,839
7

	Principal Amount/Shares	Value
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	$1,232,050	$218,255
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	814,052	128,966
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	1,184,837	167,534
		1,707,346
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $73,274,413)		73,708,237
CONVERTIBLE PREFERRED SECURITIES — 5.9%
Banks — 5.2%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	2,294,000	2,329,305
Banco Bilbao Vizcaya Argentaria SA, 6.125%	1,400,000	1,348,909
Banco Santander SA, 4.75%	2,800,000	2,691,066
Barclays PLC, 6.125%	2,180,000	2,181,042
BNP Paribas SA, 4.625%(1)	2,407,000	2,315,109
Credit Agricole SA, 8.125%(1)	1,960,000	1,995,295
Danske Bank AS, 4.375%	2,218,000	2,167,911
HSBC Holdings PLC, 6.00%	1,535,000	1,528,714
ING Groep NV, 5.75%	1,540,000	1,529,171
Intesa Sanpaolo SpA, 7.70%(1)	2,925,000	2,928,821
Lloyds Banking Group PLC, 7.50%	1,490,000	1,498,779
Macquarie Bank Ltd., 6.125%(1)	1,637,000	1,647,038
NatWest Group PLC, 6.00%	1,080,000	1,080,968
NatWest Group PLC, 8.00%	1,335,000	1,342,942
Nordea Bank Abp, 6.625%(1)	2,660,000	2,674,750
Skandinaviska Enskilda Banken AB, 6.875%	1,600,000	1,625,000
Societe Generale SA, 4.75%(1)	3,215,000	3,123,250
Standard Chartered PLC, 6.00%(1)	2,400,000	2,402,651
		36,410,721
Capital Markets — 0.6%
Deutsche Bank AG, 6.00%	2,400,000	2,379,088
UBS Group AG, 5.125%	2,219,000	2,204,227
		4,583,315
Insurance — 0.1%
Allianz SE, 3.50%(1)	600,000	580,549
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $41,272,249)		41,574,585
PREFERRED SECURITIES — 4.7%
Banks — 2.3%
Bank of Nova Scotia, 4.90%	2,205,000	2,195,445
Citigroup, Inc., 3.875%	1,750,000	1,713,914
Citigroup, Inc., 4.00%	801,000	790,556
Citizens Financial Group, Inc., 5.65%	2,305,000	2,293,444
Comerica, Inc., 5.625%	1,520,000	1,514,331
Fifth Third Bancorp, 4.50%	2,300,000	2,284,789
M&T Bank Corp., 5.125%	73,000	72,429
Regions Financial Corp., 5.75%	3,515,000	3,504,387
Wells Fargo & Co., 5.875%	1,910,000	1,911,071
		16,280,366
Capital Markets — 0.5%
Charles Schwab Corp., 4.00%	1,316,000	1,284,397
Charles Schwab Corp., 5.375%	960,000	958,995
Goldman Sachs Group, Inc., 7.38%	1,360,000	1,368,976
		3,612,368
Consumer Finance — 0.2%
American Express Co., 3.55%	1,710,000	1,655,678
8

		Principal Amount/Shares	Value
Electric Utilities — 0.3%
Edison International, 5.375%		1,832,000	$1,757,906
Insurance — 0.3%
Markel Group, Inc., 6.00%		1,695,000	1,687,827
Multi-Utilities — 0.5%
Dominion Energy, Inc., 4.35%		1,800,000	1,753,822
Sempra, 4.875%		1,670,000	1,658,200
			3,412,022
Oil, Gas and Consumable Fuels — 0.3%
Energy Transfer LP, 6.75%		2,291,000	2,299,326
Trading Companies and Distributors — 0.3%
Aircastle Ltd., 5.25%(1)		2,135,000	2,100,250
TOTAL PREFERRED SECURITIES (Cost $32,747,857)			32,805,743
COLLATERALIZED LOAN OBLIGATIONS — 4.4%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.78%, (1-month SOFR plus 1.46%), 11/15/36(1)		$976,375	975,853
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.58%, (1-month SOFR plus 2.26%), 9/15/35(1)		1,753,000	1,755,323
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 6.78%, (3-month SOFR plus 2.46%), 8/14/30(1)		1,050,000	1,052,373
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 6.31%, (3-month SOFR plus 2.01%), 4/17/30(1)		2,000,000	2,001,985
Dewolf Park CLO Ltd., Series 2017-1A, Class AR, VRN, 5.48%, (3-month SOFR plus 1.18%), 10/15/30(1)		1,276,783	1,276,763
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 6.28%, (3-month SOFR plus 1.96%), 11/15/28(1)		1,775,000	1,774,405
Elmwood CLO 24 Ltd., Series 2023-3A, Class CR, VRN, 6.20%, (3-month SOFR plus 1.75%), 1/17/38(1)		1,575,000	1,573,777
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 5.83%, (1-month SOFR plus 1.51%), 6/16/36(1)		3,042,000	3,039,160
KKR CLO 10 Ltd., Series 10, Class BR, VRN, 6.26%, (3-month SOFR plus 1.96%), 9/15/29(1)		801,092	796,937
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 6.27%, (3-month SOFR plus 1.96%), 1/16/31(1)		2,000,000	2,000,714
PFP Ltd., Series 2022-9, Class A, VRN, 6.59%, (1-month SOFR plus 2.27%), 8/19/35(1)		970,503	971,559
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 6.69%, (1-month SOFR plus 2.37%), 10/25/39(1)		912,965	919,291
Reese Park CLO Ltd., Series 2020-1A, Class CRR, VRN, 6.20%, (3-month SOFR plus 1.90%), 1/15/38(1)		1,675,000	1,678,716
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 5.74%, (3-month SOFR plus 1.45%), 10/20/30(1)		284,006	283,852
Sixth Street CLO VIII Ltd., Series 2017-8A, Class A2R2, VRN, 5.94%, (3-month SOFR plus 1.65%), 10/20/34(1)		2,350,000	2,345,308
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 6.09%, (3-month SOFR plus 1.80%), 10/20/34(1)		2,925,000	2,923,566
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 6.36%, (3-month SOFR plus 2.06%), 1/15/30(1)		1,500,000	1,508,142
Trimaran CAVU Ltd., Series 2019-1A, Class CR, VRN, 6.27%, (3-month SOFR plus 1.95%), 1/20/37(1)		2,825,000	2,830,698
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 5.63%, (1-month SOFR plus 1.31%), 3/15/38(1)		1,185,139	1,182,878
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $30,625,830)			30,891,300
ASSET-BACKED SECURITIES — 4.0%
Affirm Asset Securitization Trust, Series 2024-X1, Class A, SEQ, 6.27%, 5/15/29(1)		435,454	436,150
BHG Securitization Trust, Series 2025-1CON, Class B, 5.26%, 4/17/36(1)		2,281,000	2,288,960
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		1,201,629	1,118,377
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		695,031	674,410
College Avenue Student Loans LLC, Series 2019-A, Class C, 4.46%, 12/28/48(1)		3,173,748	3,088,654
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,850,000	1,244,779
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)		$155,469	153,288
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		2,000,000	1,910,183
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)		388,924	370,887
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.94%, (30-day average SOFR plus 1.60%), 8/25/54(1)		1,214,425	1,212,725
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)		807,326	828,300
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)		2,483,436	2,513,154
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		2,500,000	2,288,819
9

	Principal Amount/Shares	Value
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)	$794,919	$776,039
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	598,448	606,745
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)	2,675,000	2,707,889
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, SEQ, 5.71%, 2/16/27	159,862	159,929
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	1,339,800	1,245,193
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)	2,500,000	2,424,407
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	1,870,118	1,892,249
TOTAL ASSET-BACKED SECURITIES (Cost $28,019,708)		27,941,137
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.1%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	462,000	374,612
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	612,000	507,117
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 6.59%, (1-month SOFR plus 2.27%), 11/15/34(1)(4)(5)	1,683,000	17,698
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 7.28%, (1-month SOFR plus 2.96%), 11/15/34(1)(4)(5)	1,581,000	7,929
Benchmark Mortgage Trust, Series 2018-B5, Class B, 4.57%, 7/15/51	921,010	867,776
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.10%, 7/15/51(1)	834,000	662,673
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)	463,000	253,481
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.58%, (1-month SOFR plus 1.26%), 11/15/38(1)	799,000	796,424
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.93%, (1-month SOFR plus 1.61%), 11/15/38(1)	1,726,000	1,717,391
ELP Commercial Mortgage Trust, Series 2021-ELP, Class B, VRN, 5.55%, (1-month SOFR plus 1.23%), 11/15/38(1)	644,250	641,217
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 7.28%, (1-month SOFR plus 2.96%), 7/15/38(1)	1,385,841	1,385,396
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.83%, (1-month SOFR plus 1.51%), 3/15/38(1)	2,180,500	2,150,621
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	437,000	365,835
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)	769,000	634,958
SHR Trust, Series 2024-LXRY, Class B, VRN, 6.77%, (1-month SOFR plus 2.45%), 10/15/41(1)	2,171,000	2,182,798
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class B, VRN, 5.67%, (1-month SOFR plus 1.35%), 1/15/39(1)	1,000,000	987,142
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.76%, (1-month SOFR plus 1.44%), 3/15/42(1)	2,250,000	2,228,711
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)	2,990,000	3,052,710
UBS Commercial Mortgage Trust, Series 2018-C14, Class B, VRN, 5.10%, 12/15/51	1,929,000	1,840,992
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	381,000	341,125
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	393,000	331,269
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	470,000	298,269
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $24,392,960)		21,646,144
EXCHANGE-TRADED FUNDS — 0.9%
Invesco Senior Loan ETF	155,163	3,211,874
SPDR Blackstone Senior Loan ETF	78,434	3,225,990
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,568,820)		6,437,864
BANK LOAN OBLIGATIONS(6) — 0.8%
Aerospace and Defense — 0.1%
TransDigm, Inc., 2024 Term Loan I, 7.05%, (3-month SOFR plus 2.75%), 8/24/28	$994,975	995,806
Air Freight and Logistics — 0.3%
Rand Parent LLC, 2025 Term Loan B, 7.30%, (3-month SOFR plus 3.00%), 3/18/30	2,227,418	2,202,760
Passenger Airlines — 0.1%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.57%, (1-month SOFR plus 2.25%), 2/15/28	475,300	468,586
Pharmaceuticals — 0.3%
Elanco Animal Health, Inc., Term Loan B, 6.17%, (1-month SOFR plus 1.75%), 8/1/27	1,922,546	1,920,855
TOTAL BANK LOAN OBLIGATIONS (Cost $5,628,234)		5,588,007
10

	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreements — 2.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 12/31/26, valued at $1,825,721), in a joint trading account at 4.32%, dated 3/31/25, due 4/1/25 (Delivery value $1,790,636)		$1,790,421
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 10/15/28, valued at $16,000,870), at 4.37%, dated 3/31/25, due 4/1/25 (Delivery value $15,688,904)		15,687,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,477,421)		17,477,421
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $698,197,685)		699,092,690
OTHER ASSETS AND LIABILITIES — 0.4%		2,699,889
TOTAL NET ASSETS — 100.0%		$701,792,579

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,250,811	CAD	1,793,445	Morgan Stanley	6/18/25	$(226)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1,224	June 2025	$253,578,376	$606,857
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	237	June 2025	$25,633,031	$(116,853)
U.S. Treasury 10-Year Notes	29	June 2025	3,225,344	(18,447)
U.S. Treasury 10-Year Ultra Notes	18	June 2025	2,054,250	(8,192)
U.S. Treasury Long Bonds	9	June 2025	1,055,531	2,514
			$31,968,156	$(140,978)
^Amount represents value and unrealized appreciation (depreciation).

11

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $304,637,662, which represented 43.4% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,897,174.
(4)Security is in default.
(5)Non-income producing.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

See Notes to Financial Statements.
12

Statement of Assets and Liabilities

MARCH 31, 2025
Assets
Investment securities, at value (cost of $698,197,685)	$699,092,690
Cash	50,848
Receivable for investments sold	1,998,021
Receivable for capital shares sold	879,778
Interest and dividends receivable	6,856,545
708,877,882

Liabilities
Payable for investments purchased	5,148,828
Payable for capital shares redeemed	1,660,943
Payable for variation margin on futures contracts	5,981
Unrealized depreciation on forward foreign currency exchange contracts	226
Accrued management fees	253,397
Distribution and service fees payable	6,308
Dividends payable	9,620
7,085,303

Net Assets	$701,792,579

Net Assets Consist of:
Capital paid in	$763,333,777
Distributable earnings (loss)	(61,541,198)
$701,792,579

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$147,956,798	16,453,409	$8.99
I Class	$517,124,662	57,532,405	$8.99
Y Class	$772,063	85,876	$8.99
A Class	$16,973,122	1,887,996	$8.99
C Class	$2,859,794	318,080	$8.99
R Class	$761,342	84,631	$9.00
R5 Class	$204,686	22,765	$8.99
R6 Class	$15,140,112	1,682,908	$9.00
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.20 (net asset value divided by 0.9775). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
13

Statement of Operations

YEAR ENDED MARCH 31, 2025
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $602)	$35,668,236
Dividends	175,917
35,844,153

Expenses:
Management fees	2,781,598
Distribution and service fees:
A Class	45,707
C Class	24,720
R Class	4,720
Trustees' fees and expenses	38,908
Other expenses	3,512
2,899,165

Net investment income (loss)	32,944,988

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,832,450
Forward foreign currency exchange contract transactions	156,003
Futures contract transactions	(1,570,876)
Swap agreement transactions	(287,330)
Foreign currency translation transactions	(1,522)
1,128,725

Change in net unrealized appreciation (depreciation) on:
Investments	4,591,827
Forward foreign currency exchange contracts	(15,501)
Futures contracts	750,994
Translation of assets and liabilities in foreign currencies	(19)
5,327,301

Net realized and unrealized gain (loss)	6,456,026

Net Increase (Decrease) in Net Assets Resulting from Operations	$39,401,014

See Notes to Financial Statements.
14

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2025 AND MARCH 31, 2024
Increase (Decrease) in Net Assets	March 31, 2025	March 31, 2024
Operations
Net investment income (loss)	$32,944,988	$32,963,051
Net realized gain (loss)	1,128,725	(21,190,879)
Change in net unrealized appreciation (depreciation)	5,327,301	20,344,848
Net increase (decrease) in net assets resulting from operations	39,401,014	32,117,020

Distributions to Shareholders
From earnings:
Investor Class	(7,763,645)	(8,748,312)
I Class	(23,577,004)	(22,547,619)
Y Class	(31,547)	(31,571)
A Class	(888,987)	(1,134,740)
C Class	(101,480)	(94,979)
R Class	(43,487)	(28,641)
R5 Class	(10,595)	(14,579)
R6 Class	(733,985)	(577,968)
Decrease in net assets from distributions	(33,150,730)	(33,178,409)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	84,653,161	(176,476,862)

Net increase (decrease) in net assets	90,903,445	(177,538,251)

Net Assets
Beginning of period	610,889,134	788,427,385
End of period	$701,792,579	$610,889,134

See Notes to Financial Statements.
15

Notes to Financial Statements

MARCH 31, 2025

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Strategic Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
16

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class
0.51%	0.41%	0.31%	0.51%	0.51%	0.51%	0.31%	0.26%

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Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended March 31, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended March 31, 2025 totaled $1,103,738,889, of which $434,860,662 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended March 31, 2025 totaled $1,017,060,053, of which $499,671,052 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended March 31, 2025		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	5,914,775	$53,018,815	5,299,287	$46,947,729
Issued in reinvestment of distributions	854,672	7,659,550	979,660	8,663,706
Redeemed	(7,298,228)	(65,495,331)	(15,107,169)	(133,671,063)
	(528,781)	(4,816,966)	(8,828,222)	(78,059,628)
I Class
Sold	23,843,170	213,693,338	21,311,909	188,700,136
Issued in reinvestment of distributions	2,631,091	23,576,225	2,549,960	22,547,067
Redeemed	(16,380,716)	(146,586,322)	(34,813,140)	(307,474,943)
	10,093,545	90,683,241	(10,951,271)	(96,227,740)
Y Class
Sold	33,942	305,466	59,996	529,617
Issued in reinvestment of distributions	3,510	31,464	3,571	31,571
Redeemed	(15,356)	(137,064)	(31,999)	(283,792)
	22,096	199,866	31,568	277,396
A Class
Sold	490,408	4,409,389	662,183	5,864,705
Issued in reinvestment of distributions	98,893	885,654	128,282	1,134,283
Redeemed	(1,143,111)	(10,254,624)	(1,350,192)	(11,934,690)
	(553,810)	(4,959,581)	(559,727)	(4,935,702)
C Class
Sold	100,003	896,514	75,218	666,834
Issued in reinvestment of distributions	11,145	99,894	10,534	93,172
Redeemed	(66,379)	(592,401)	(118,494)	(1,048,041)
	44,769	404,007	(32,742)	(288,035)
R Class
Sold	65,671	588,957	76,448	678,234
Issued in reinvestment of distributions	4,766	42,730	3,222	28,509
Redeemed	(87,017)	(784,153)	(38,232)	(339,871)
	(16,580)	(152,466)	41,438	366,872
R5 Class
Sold	3,407	30,529	5,587	49,413
Issued in reinvestment of distributions	1,172	10,498	1,628	14,396
Redeemed	(7,699)	(68,788)	(18,268)	(162,171)
	(3,120)	(27,761)	(11,053)	(98,362)
R6 Class
Sold	950,522	8,504,077	689,757	6,113,764
Issued in reinvestment of distributions	81,637	732,346	65,010	575,444
Redeemed	(659,594)	(5,913,602)	(474,409)	(4,200,871)
	372,565	3,322,821	280,358	2,488,337
Net increase (decrease)	9,430,684	$84,653,161	(20,029,651)	$(176,476,862)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.
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•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$315,090,982	—
U.S. Treasury Securities	—	125,931,270	—
Collateralized Mortgage Obligations	—	73,708,237	—
Convertible Preferred Securities	—	41,574,585	—
Preferred Securities	—	32,805,743	—
Collateralized Loan Obligations	—	30,891,300	—
Asset-Backed Securities	—	27,941,137	—
Commercial Mortgage-Backed Securities	—	21,646,144	—
Exchange-Traded Funds	$6,437,864	—	—
Bank Loan Obligations	—	5,588,007	—
Short-Term Investments	—	17,477,421	—
	$6,437,864	$692,654,826	—
Other Financial Instruments
Futures Contracts	$609,371	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$143,492	—	—
Forward Foreign Currency Exchange Contracts	—	$226	—
	$143,492	$226	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $5,920,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $2,425,510.

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Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $199,714,655 futures contracts purchased and $43,502,288 futures contracts sold.

Value of Derivative Instruments as of March 31, 2025

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	—	Unrealized depreciation on forward foreign currency exchange contracts	$226
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	5,981
		—		$6,207
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2025

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(287,330)	Change in net unrealized appreciation (depreciation) on swap agreements	—
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	156,003	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$(15,501)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(1,570,876)	Change in net unrealized appreciation (depreciation) on futures contracts	750,994
		$(1,702,203)		$735,493

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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9. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Ordinary income	$33,150,730	$33,178,409
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$698,300,080
Gross tax appreciation of investments	$5,916,058
Gross tax depreciation of investments	(5,123,448)
Net tax appreciation (depreciation) of investments	792,610
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	(10)
Net tax appreciation (depreciation)	$792,600
Other book-to-tax adjustments	$(528,764)
Undistributed ordinary income	—
Accumulated short-term capital losses	$(28,462,207)
Accumulated long-term capital losses	$(33,323,029)
Post-October capital loss deferral	$(19,798)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization for tax purposes of unrealized gains (losses) on futures contracts. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Loss deferrals represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025	$8.90	0.45	0.10	0.55	(0.46)	—	(0.46)	$8.99	6.28%	0.52%	0.52%	5.06%	5.06%	162%	$147,957
2024	$8.89	0.43	0.02	0.45	(0.44)	—	(0.44)	$8.90	5.09%	0.52%	0.52%	4.90%	4.90%	214%	$151,197
2023	$9.34	0.32	(0.45)	(0.13)	(0.32)	—	(0.32)	$8.89	(1.24)%	0.52%	0.52%	3.60%	3.60%	188%	$229,572
2022	$9.82	0.22	(0.38)	(0.16)	(0.24)	(0.08)	(0.32)	$9.34	(1.72)%	0.52%	0.52%	2.28%	2.28%	120%	$255,208
2021	$9.19	0.23	0.66	0.89	(0.26)	—	(0.26)	$9.82	9.74%	0.52%	0.55%	2.36%	2.33%	193%	$119,380
I Class
2025	$8.90	0.46	0.10	0.56	(0.47)	—	(0.47)	$8.99	6.38%	0.42%	0.42%	5.16%	5.16%	162%	$517,125
2024	$8.89	0.44	0.02	0.46	(0.45)	—	(0.45)	$8.90	5.32%	0.42%	0.42%	5.00%	5.00%	214%	$422,157
2023	$9.33	0.33	(0.44)	(0.11)	(0.33)	—	(0.33)	$8.89	(1.15)%	0.42%	0.42%	3.70%	3.70%	188%	$519,131
2022	$9.82	0.23	(0.39)	(0.16)	(0.25)	(0.08)	(0.33)	$9.33	(1.62)%	0.42%	0.42%	2.38%	2.38%	120%	$430,865
2021	$9.19	0.24	0.66	0.90	(0.27)	—	(0.27)	$9.82	9.73%	0.42%	0.45%	2.46%	2.43%	193%	$166,606
Y Class
2025	$8.90	0.47	0.09	0.56	(0.47)	—	(0.47)	$8.99	6.49%	0.32%	0.32%	5.26%	5.26%	162%	$772
2024	$8.89	0.46	0.01	0.47	(0.46)	—	(0.46)	$8.90	5.30%	0.32%	0.32%	5.10%	5.10%	214%	$568
2023	$9.34	0.40	(0.51)	(0.11)	(0.34)	—	(0.34)	$8.89	(1.07)%	0.32%	0.32%	3.80%	3.80%	188%	$286
2022	$9.82	0.25	(0.39)	(0.14)	(0.26)	(0.08)	(0.34)	$9.34	(1.52)%	0.32%	0.32%	2.48%	2.48%	120%	$6
2021	$9.19	0.26	0.65	0.91	(0.28)	—	(0.28)	$9.82	9.93%	0.32%	0.35%	2.56%	2.53%	193%	$5,691
A Class
2025	$8.90	0.43	0.09	0.52	(0.43)	—	(0.43)	$8.99	6.01%	0.77%	0.77%	4.81%	4.81%	162%	$16,973
2024	$8.89	0.41	0.02	0.43	(0.42)	—	(0.42)	$8.90	4.83%	0.77%	0.77%	4.65%	4.65%	214%	$21,732
2023	$9.34	0.32	(0.47)	(0.15)	(0.30)	—	(0.30)	$8.89	(1.49)%	0.77%	0.77%	3.35%	3.35%	188%	$26,690
2022	$9.82	0.20	(0.39)	(0.19)	(0.21)	(0.08)	(0.29)	$9.34	(1.96)%	0.77%	0.77%	2.03%	2.03%	120%	$17,050
2021	$9.19	0.21	0.66	0.87	(0.24)	—	(0.24)	$9.82	9.46%	0.77%	0.80%	2.11%	2.08%	193%	$20,397
C Class
2025	$8.90	0.36	0.10	0.46	(0.37)	—	(0.37)	$8.99	5.23%	1.52%	1.52%	4.06%	4.06%	162%	$2,860
2024	$8.89	0.35	0.01	0.36	(0.35)	—	(0.35)	$8.90	4.05%	1.52%	1.52%	3.90%	3.90%	214%	$2,433
2023	$9.34	0.23	(0.45)	(0.22)	(0.23)	—	(0.23)	$8.89	(2.23)%	1.52%	1.52%	2.60%	2.60%	188%	$2,722
2022	$9.82	0.13	(0.39)	(0.26)	(0.14)	(0.08)	(0.22)	$9.34	(2.70)%	1.52%	1.52%	1.28%	1.28%	120%	$3,550
2021	$9.19	0.14	0.65	0.79	(0.16)	—	(0.16)	$9.82	8.65%	1.52%	1.55%	1.36%	1.33%	193%	$2,926

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2025	$8.91	0.41	0.09	0.50	(0.41)	—	(0.41)	$9.00	5.75%	1.02%	1.02%	4.56%	4.56%	162%	$761
2024	$8.90	0.39	0.02	0.41	(0.40)	—	(0.40)	$8.91	4.69%	1.02%	1.02%	4.40%	4.40%	214%	$901
2023	$9.34	0.30	(0.46)	(0.16)	(0.28)	—	(0.28)	$8.90	(1.74)%	1.02%	1.02%	3.10%	3.10%	188%	$532
2022	$9.82	0.18	(0.39)	(0.21)	(0.19)	(0.08)	(0.27)	$9.34	(2.21)%	1.02%	1.02%	1.78%	1.78%	120%	$187
2021	$9.19	0.18	0.66	0.84	(0.21)	—	(0.21)	$9.82	9.20%	1.02%	1.05%	1.86%	1.83%	193%	$363
R5 Class
2025	$8.90	0.47	0.09	0.56	(0.47)	—	(0.47)	$8.99	6.49%	0.32%	0.32%	5.26%	5.26%	162%	$205
2024	$8.89	0.45	0.02	0.47	(0.46)	—	(0.46)	$8.90	5.30%	0.32%	0.32%	5.10%	5.10%	214%	$230
2023	$9.34	0.35	(0.46)	(0.11)	(0.34)	—	(0.34)	$8.89	(1.05)%	0.32%	0.32%	3.80%	3.80%	188%	$329
2022	$9.82	0.24	(0.38)	(0.14)	(0.26)	(0.08)	(0.34)	$9.34	(1.52)%	0.32%	0.32%	2.48%	2.48%	120%	$131
2021	$9.19	0.24	0.67	0.91	(0.28)	—	(0.28)	$9.82	9.84%	0.32%	0.35%	2.56%	2.53%	193%	$26
R6 Class
2025	$8.91	0.48	0.09	0.57	(0.48)	—	(0.48)	$9.00	6.54%	0.27%	0.27%	5.31%	5.31%	162%	$15,140
2024	$8.90	0.46	0.01	0.47	(0.46)	—	(0.46)	$8.91	5.48%	0.27%	0.27%	5.15%	5.15%	214%	$11,671
2023	$9.34	0.36	(0.46)	(0.10)	(0.34)	—	(0.34)	$8.90	(1.00)%	0.27%	0.27%	3.85%	3.85%	188%	$9,165
2022	$9.82	0.25	(0.39)	(0.14)	(0.26)	(0.08)	(0.34)	$9.34	(1.47)%	0.27%	0.27%	2.53%	2.53%	120%	$3,008
2021	$9.19	0.27	0.64	0.91	(0.28)	—	(0.28)	$9.82	10.01%	0.27%	0.30%	2.61%	2.58%	193%	$267

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Short Duration Strategic Income Fund and the Board of Trustees of American Century Investment Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Short Duration Strategic Income Fund (the “Fund”), one of the funds constituting the American Century Investment Trust, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the period ended March 31, 2021, were audited by other auditors, whose report, dated May 18, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
25

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92286 2505

Annual Financial Statements and Other Information

March 31, 2025

U.S. Government Money Market Fund
Investor Class (TCRXX)
A Class (AGQXX)
C Class (AGHXX)

Schedule of Investments

MARCH 31, 2025

	Principal Amount	Value
CORPORATE BONDS — 52.9%
12th & Yesler Owner LLC, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	$13,000,000	$13,000,000
1450 Midvale Investors LLC, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	9,855,000	9,855,000
1834 Bentley Investors LLC, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	7,840,000	7,840,000
2140 Bentley Investors LLC, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	4,225,000	4,225,000
412 Madison LLC, VRDN, 4.40%, 4/7/25 (LOC: FNMA)	24,000,000	24,000,000
500 Columbia Place LLC, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	22,770,000	22,770,000
5th & Mendocino Partners Owner LLC, VRDN, 4.40%, 4/7/25	2,900,000	2,900,000
Allen C Stonecipher Life Insurance Trust, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	6,410,000	6,410,000
Anton Santa Cruz LLC, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	26,825,000	26,825,000
Barbour Issuing Trust, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	9,005,000	9,005,000
Buddy Petersen Insurance Trust, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	6,030,000	6,030,000
Champion Insurance Trust, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	4,000,000	4,000,000
EPR GO Zone Holdings LLC, VRDN, 4.44%, 4/7/25 (LOC: FHLB)	24,995,000	24,995,000
Fairfield North Texas Associates LP, VRDN, 4.40%, 4/9/25 (LOC: FHLB)	9,550,000	9,550,000
Gold River 659 LLC, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	18,500,000	18,500,000
Hartsfield Family Trust 2021, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	5,210,000	5,210,000
Housing Venture I LP, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	9,345,000	9,345,000
Jefferson Centerpointe LLC, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	7,300,000	7,300,000
Jefferson Exchange at Riverside LLC, Series B, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	11,975,000	11,975,000
JL Irrevocable Trust, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	8,275,000	8,275,000
Johnson Capital Management LLC, VRN, 4.63%, 6/1/47 (LOC: FHLB)	1,655,000	1,655,000
Johnston Family Insurance LLC, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	4,035,000	4,035,000
KDF Glenview LP, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	3,950,000	3,950,000
Krawitz Family Insurance Trust, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	2,480,000	2,480,000
Lee Bason Family Insurance Trust, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	7,240,000	7,240,000
Leo@cartersville LLC, VRDN, 4.40%, 4/7/25	2,100,000	2,100,000
Marvin J Base 2019 Irrevocable Trust, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	7,665,000	7,665,000
Michael K. Fuhrman & Kristin D. Fuhrman, VRDN, 4.40%, 4/9/25	5,585,000	5,585,000
Santa Monica Ocean Park Partners LP, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	8,320,000	8,320,000
Sheryl P Werner Irrevocable Trust, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	3,830,000	3,830,000
SIOF 4252 Whittier Blvd LP, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	7,700,000	7,700,000
SRM Culver City LP, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	27,150,000	27,150,000
SRMHayward LLC, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	18,800,000	18,800,000
Sundowner Issuing Trust, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	1,590,000	1,590,000
Supreme Satori Issuing Trust, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	3,210,000	3,210,000
Synergy Colgan Creek LLC, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	24,970,000	24,970,000
TSManion LLC, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	2,140,000	2,140,000
Varenna Care Center LP, VRDN, 4.40%, 4/9/25 (LOC: FHLB)	2,850,000	2,850,000
West Valley MC LLC, VRDN, 4.40%, 4/7/25 (LOC: FHLB)	13,500,000	13,500,000
TOTAL CORPORATE BONDS		380,780,000
U.S. TREASURY SECURITIES(1) — 24.7%
U.S. Treasury Bills, 4.29%, 4/3/25	25,000	24,994
U.S. Treasury Bills, 4.30%, 4/8/25	45,015,000	44,977,888
U.S. Treasury Bills, 4.28%, 4/10/25	36,000	35,962
U.S. Treasury Bills, 4.28%, 4/15/25	69,000	68,886
U.S. Treasury Bills, 4.29%, 4/17/25	30,000	29,944
U.S. Treasury Bills, 4.30%, 4/24/25	20,000	19,946
U.S. Treasury Bills, 4.29%, 4/29/25	15,000,000	14,950,592
U.S. Treasury Bills, 4.28%, 5/13/25	15,000,000	14,926,150
U.S. Treasury Notes, VRN, 4.36%, (3-month USBMMY plus 0.13%), 7/31/25	57,000,000	57,004,448
2

	Principal Amount	Value
U.S. Treasury Notes, VRN, 4.40%, (3-month USBMMY plus 0.17%), 10/31/25	$15,000,000	$15,009,536
U.S. Treasury Notes, VRN, 4.48%, (3-month USBMMY plus 0.25%), 1/31/26	31,245,000	31,272,876
TOTAL U.S. TREASURY SECURITIES		178,321,222
U.S. GOVERNMENT AGENCY SECURITIES — 13.3%
Adjustable-Rate U.S. Government Agency Securities — 12.6%
Federal Farm Credit Banks Funding Corp., VRN, 4.50%, (SOFR plus 0.16%), 8/4/25	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp., VRN, 4.51%, (SOFR plus 0.17%), 10/23/25	8,000,000	8,000,000
FHLB, Series 1, VRN, 4.38%, (SOFR plus 0.04%), 5/28/25	5,000,000	5,000,000
FHLB, VRN, 4.37%, (SOFR plus 0.03%), 6/23/25	20,785,000	20,785,000
FHLB, VRN, 4.52%, (SOFR plus 0.18%), 9/18/26	7,000,000	7,000,000
FHLB, VRN, 4.53%, (SOFR plus 0.19%), 9/24/26	15,000,000	15,000,000
FHLB, VRN, 4.53%, (SOFR plus 0.19%), 10/29/26	30,000,000	30,000,000
		90,785,000
Zero-Coupon U.S. Government Agency Securities(2) — 0.7%
Tennessee Valley Authority Principal STRIPS, 0.00%, 11/1/25	5,000,000	4,870,854
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		95,655,854
REPURCHASE AGREEMENTS — 6.3%
Fixed Income Clearing Corp.(collateralized by various U.S. Treasury obligations, 4.50%, 11/15/54, valued at $46,255,145) at 4.37%, dated 3/31/25, due 4/1/25 (Delivery value $45,353,505),		45,348,000
MUNICIPAL SECURITIES — 3.0%
Downtown Bainbridge Development Authority Rev., (Rivertown Development LLC), VRDN, 4.76%, 4/7/25 (LOC: First Port City Bank)(SBBPA: FHLB)(3)	3,765,000	3,765,000
Evergreen-Conecuh Capital Improvement Cooperative District Rev., (Evergreen Hopitality LLC), VRDN, 4.85%, 4/7/25 (LOC: Southpoint Bank and FHLB)(3)	8,850,000	8,850,000
Washington State Housing Finance Commission Rev., (Ballard Landmark Inn LLC), VRDN, Series B, 4.40%, 4/7/25 (LOC: East West Bank and FHLB)	5,760,000	5,760,000
Washington State Housing Finance Commission Rev., (Lodge at Eagle Ridge LLC), VRDN, Series B, 4.40%, 4/7/25 (LOC: East West Bank and FHLB)	3,425,000	3,425,000
TOTAL MUNICIPAL SECURITIES		21,800,000
TOTAL INVESTMENT SECURITIES — 100.2%		721,905,076
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,425,708)
TOTAL NET ASSETS — 100.0%		$720,479,368

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FNMA	–	Federal National Mortgage Association
LOC	–	Letter of Credit
SBBPA	–	Standby Bond Purchase Agreement
SOFR	–	Secured Overnight Financing Rate
STRIPS	–	Separate Trading of Registered Interest and Principal of Securities
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $12,615,000, which represented 1.8% of total net assets.

See Notes to Financial Statements.
3

Statement of Assets and Liabilities

MARCH 31, 2025
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$721,905,076
Cash	6,497
Receivable for investments sold	120,000
Receivable for capital shares sold	4,416,041
Interest receivable	2,633,589
729,081,203

Liabilities
Payable for investments purchased	8,100,000
Payable for capital shares redeemed	206,102
Accrued management fees	272,627
Distribution and service fees payable	16,216
Dividends payable	6,890
8,601,835

Net Assets	$720,479,368

Net Assets Consist of:
Capital paid in	$720,616,011
Distributable earnings (loss)	(136,643)
$720,479,368

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$642,964,778	643,216,782	$1.00
A Class	$77,255,932	77,270,651	$1.00
C Class	$258,658	258,738	$1.00

See Notes to Financial Statements.
4

Statement of Operations

YEAR ENDED MARCH 31, 2025
Investment Income (Loss)
Income:
Interest	$40,654,331

Expenses:
Management fees	3,631,995
Distribution and service fees:
A Class	167,762
C Class	2,092
Trustees' fees and expenses	48,577
3,850,426

Net investment income (loss)	36,803,905

Net realized gain (loss) on investment transactions	74,399

Net Increase (Decrease) in Net Assets Resulting from Operations	$36,878,304

See Notes to Financial Statements.
5

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2025 AND MARCH 31, 2024
Increase (Decrease) in Net Assets	March 31, 2025	March 31, 2024
Operations
Net investment income (loss)	$36,803,905	$35,891,128
Net realized gain (loss)	74,399	(20,689)
Net increase (decrease) in net assets resulting from operations	36,878,304	35,870,439

Distributions to Shareholders
From earnings:
Investor Class	(33,911,724)	(32,434,138)
A Class	(2,881,474)	(3,444,172)
C Class	(10,707)	(12,969)
Decrease in net assets from distributions	(36,803,905)	(35,891,279)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 4)	74,635,634	10,798,138

Net increase (decrease) in net assets	74,710,033	10,777,298

Net Assets
Beginning of period	645,769,335	634,992,037
End of period	$720,479,368	$645,769,335
See Notes to Financial Statements.
6

Notes to Financial Statements

MARCH 31, 2025

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. U.S. Government Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current income while maintaining liquidity and preserving capital.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, A Class and C Class. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost, which approximates fair value. If the valuation designee determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.The fund may purchase a security and at the same time make a commitment to sell the same security at a future settlement date at a specified price. The difference between the purchase price and the sale price of these simultaneous transactions is reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

7

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACC and its subsidiaries own 32% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.1170% to 0.2300% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class for the period ended March 31, 2025 was 0.45%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended March 31, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended March 31, 2025		Year ended March 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,568,400,359	$1,568,400,359	1,359,774,730	$1,359,774,730
Issued in reinvestment of distributions	33,738,824	33,738,824	32,138,781	32,138,781
Redeemed	(1,537,611,516)	(1,537,611,516)	(1,368,879,534)	(1,368,879,534)
	64,527,667	64,527,667	23,033,977	23,033,977
A Class
Sold	41,262,998	41,262,998	30,891,820	30,891,820
Issued in reinvestment of distributions	2,881,291	2,881,291	3,426,112	3,426,112
Redeemed	(33,995,791)	(33,995,791)	(46,547,155)	(46,547,155)
	10,148,498	10,148,498	(12,229,223)	(12,229,223)
C Class
Sold	35,090	35,090	194,066	194,066
Issued in reinvestment of distributions	10,613	10,613	12,877	12,877
Redeemed	(86,234)	(86,234)	(213,559)	(213,559)
	(40,531)	(40,531)	(6,616)	(6,616)
Net increase (decrease)	74,635,634	$74,635,634	10,798,138	$10,798,138

8

5. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

6. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2025 and March 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Ordinary income	$36,803,905	$35,891,279
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2025, the fund had accumulated short-term capital losses of $(131,030) and accumulated long-term capital losses of $(5,613), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
9

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2025	$1.00	0.05	—(2)	0.05	(0.05)	$1.00	4.64%	0.45%	0.45%	4.56%	4.56%	$642,965
2024	$1.00	0.05	—(2)	0.05	(0.05)	$1.00	4.97%	0.46%	0.46%	4.87%	4.87%	$578,368
2023	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	2.22%	0.46%	0.46%	2.21%	2.21%	$555,354
2022	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.10%	0.45%	0.01%	(0.34)%	$582,093
2021	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.02%	0.16%	0.45%	0.02%	(0.27)%	$583,956
A Class
2025	$1.00	0.04	—(2)	0.04	(0.04)	$1.00	4.38%	0.70%	0.70%	4.31%	4.31%	$77,256
2024	$1.00	0.05	—(2)	0.05	(0.05)	$1.00	4.71%	0.71%	0.71%	4.62%	4.62%	$67,102
2023	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	1.99%	0.69%	0.71%	1.98%	1.96%	$79,333
2022	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.10%	0.70%	0.01%	(0.59)%	$78,959
2021	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.16%	0.70%	0.02%	(0.52)%	$89,103
C Class
2025	$1.00	0.04	—(2)	0.04	(0.04)	$1.00	3.86%	1.20%	1.20%	3.81%	3.81%	$259
2024	$1.00	0.04	—(2)	0.04	(0.04)	$1.00	4.19%	1.21%	1.21%	4.12%	4.12%	$299
2023	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	1.58%	1.13%	1.21%	1.54%	1.46%	$306
2022	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.10%	1.20%	0.01%	(1.09)%	$231
2021	$1.00	—(2)	—(2)	—(2)	—(2)	$1.00	0.01%	0.17%	1.20%	0.01%	(1.02)%	$196

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the U.S. Government Money Market Fund and the Board of Trustees of American Century Investment Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Government Money Market Fund (the “Fund”), one of the funds constituting the American Century Investment Trust, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended, and the financial highlights for the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for the two years then ended, and the financial highlights for the four years then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the period ended March 31, 2021, were audited by other auditors, whose report, dated May 18, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
May 19, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
11

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92283 2505

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	May 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	May 30, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	May 30, 2025